UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-1018


                          Dreyfus Founders Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Kenneth R. Christoffersen, Esq.
           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2005


ITEM 1. REPORTS TO STOCKHOLDERS

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
BALANCED FUND

INVESTMENT UPDATE
JUNE 30, 2005

[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                             3
Fund Expenses                                                  10
Statement of Investments                                       12
Statement of Assets and Liabilities                            18
Statement of Operations                                        20
Statements of Changes in Net Assets                            21
Financial Highlights                                           22
Notes to Financial Statements                                  28

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

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Funds regulatory material online? It's a simple, reliable process: when new
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notification containing a convenient link that will take you directly to that
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   To take advantage of this service, simply inform us online of your decision
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enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                          DISTRIBUTOR
Founders Asset Management LLC               Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)              200 Park Avenue
210 University Boulevard, Suite 800         New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]
[PHOTO OF JOHN V. JOHNSON]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER JOHN V. JOHNSON, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

STAGNANT VERSUS VOLATILE
The first half of 2005 was a tale of two quarters: stagnant versus volatile. Early in the first quarter, the market saw profit-taking after a strong rally in the last half of 2004. The market then was without a major trend throughout the first quarter, which aided the Fund as individual stocks were rewarded. The second quarter, in contrast, was punctuated by a strong mid-quarter rally led by small- and mid-capitalization stocks, a rally that tended not to compensate large-cap exposure. Overlaying this was a rally in the bond market, notwithstanding continued interest rate increases by the Federal Reserve and stubbornly high energy prices. The markets ended the first half of 2005 down slightly from the beginning of the year, even though the economy continued to show signs of growth, and companies continued to exhibit fundamental earnings growth.

   We did not adjust the Fund's sector weights materially, even though, as the period ended, sector rotation appeared more important than stock selection. The Fund has held many of its core positions throughout this sector rotation, as we continued to hold confidence in these companies' earnings prospects and potential cash flow generation over our longer-term investment horizon.

   For the six-month period ended June 30, 2005, the Dreyfus Founders Balanced Fund underperformed its benchmark, the Standard & Poor's 500 Index, which posted a total return of -0.81% for the same period.

[SIDENOTE]

"WE DID NOT ADJUST THE FUND'S SECTOR WEIGHTS MATERIALLY, EVEN THOUGH, AS THE PERIOD ENDED, SECTOR ROTATION APPEARED MORE IMPORTANT THAN STOCK SELECTION."

HEALTHCARE AND IT BENEFITED PERFORMANCE
The Fund experienced strong performance from its biotechnology and semiconductor stocks in the healthcare and information technology (IT) sectors, respectively. These industries showed strong improvements during the period in both fundamentals and in stock price movements. GENENTECH, INC. was one such strong-performing biotechnology stock. The company performed well through the period due to the receptivity to its new drugs for the treatment of multiple indications of cancer.

   Numerous other healthcare holdings boosted the Fund's relative return for the period. TRIAD HOSPITALS, INC. began to show improvements in its hospital admissions as well as improving trends in its bad debt expense, a factor that plagued the healthcare facilities industry throughout 2004. The Fund's position in Triad was increased at the end of the period as these factors were expected to continue through 2005. The Fund also was aided by its position in Eon Labs, Inc. as Novartis acquired the generic pharmaceutical company earlier in the year. Pharmaceutical company IVAX Corporation reached our price objective during the period, with little catalyst for growth expected for the balance of the year. Therefore, the Fund sold its position in this company, as we felt the monies may be better deployed in other investments.

   In information technology, APPLE COMPUTER, INC. continued to benefit from strong sales of its portable music player, the iPod, which also led consumers to ultimately purchase more Apple products, particularly notebook and desktop computers.

   The Fund was underweight the materials sector relative to its benchmark; this factor paired with strong stock selection in the sector positively contributed to the Fund's performance for the period.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Healthcare
   Materials
   Information Technology

UNDEREXPOSURE AND WEAK STOCK SELECTION IMPEDED RETURN
For the first six months of 2005, the Fund's relative performance was impaired by underexposure in two strong-performing sectors: energy and utilities.

   The Fund also was underweight the industrials sector, as industrials typically begin exhibiting weakness as the economic cycle matures and earnings growth begins to moderate. Although this underweight position produced a positive effect, poor stock selection impeded the Fund's performance in this sector. Industrials holding W.W. GRAINGER, INC. declined as higher-than-expected spending on the company's store expansion program and issues with its implementation of a SAP business software solution created concerns about future earnings growth.

BOTTOM 3 PERFORMING SECTORS IN THE FUND

Energy
Financials
Utilities

   The Fund's stock selection in the financials sector also weighed on performance, as some financial companies tend to underperform in an increasing interest rate cycle. First Marblehead Corporation declined during the half as investors became concerned about the company's long-term growth rate. This was primarily due to two factors: slower-than-expected volume growth for the second quarter, and an announcement by a large customer that it is considering keeping a portion of its loans instead of securitizing them through First Marblehead.

   Other weak individual performers during the period were found in the consumer discretionary sector. ROYAL CARIBBEAN CRUISES LIMITED negatively impacted the Fund as investors concerned with the effect high oil prices may have on the company's profits pressured the stock. The Fund continued to hold Royal Caribbean at the end of the period as capacity increases within the cruise industry remained benign and continued robust demand for cruises helped Royal Caribbean to continue strong pricing. The movies and entertainment

   LARGEST EQUITY HOLDINGS  (ticker symbol)

     1.  MICROSOFT CORPORATION (MSFT)                             3.22%
     2.  TIME WARNER, INC. (TWX)                                  3.11%
     3.  MGI PHARMA, INC. (MOGN)                                  3.10%
     4.  TRIAD HOSPITALS, INC. (TRI)                              2.49%
     5.  INTERNATIONAL BUSINESS MACHINES CORPORATION (IBM)        2.45%
     6.  GENERAL ELECTRIC COMPANY (GE)                            2.23%
     7.  ROYAL CARIBBEAN CRUISES LIMITED (RCL)                    2.05%
     8.  PFIZER, INC. (PFE)                                       1.96%
     9.  COLGATE-PALMOLIVE COMPANY (CL)                           1.70%
    10.  DOLLAR GENERAL CORPORATION (DG)                          1.70%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Balanced Fund     S&P 500         Lipper Balanced
                 Class F Shares    Index           Fund Index
06/30/1995       $10,000.00        $10,000.00      $10,000.00
06/28/1996       $12,678.48        $12,600.05      $11,482.31
06/30/1997       $15,062.14        $16,972.14      $13,831.59
06/30/1998       $17,369.02        $22,091.36      $16,354.06
06/30/1999       $18,283.20        $27,118.52      $18,241.83
06/30/2000       $17,805.15        $29,084.32      $19,053.84
06/29/2001       $15,212.50        $24,771.03      $18,856.39
06/28/2002       $12,706.89        $20,315.14      $17,431.47
06/30/2003       $12,962.89        $20,366.21      $18,039.14
06/30/2004       $14,066.19        $24,258.20      $20,318.58
06/30/2005       $15,050.25        $25,792.11      $21,764.33

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/95 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an equal dollar weighted index of the largest mutual funds within the Balanced Fund classification, as defined by Lipper. This index is adjusted for the reinvestment of capital gains and income dividends, and reflects the management expenses associated with the funds included in the index. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                       YEAR-TO-       1         5         10        SINCE
     CLASS (INCEPTION DATE)               DATE+       YEAR      YEARS      YEARS    INCEPTION
     ----------------------------------------------------------------------------------------
     A SHARES (12/31/99)
     With sales charge (5.75%)            (6.97%)     0.62%     (4.74%)       --      (4.17%)
     Without sales charge                 (1.24%)     6.77%     (3.61%)       --      (3.14%)

     B SHARES (12/31/99)
     With redemption*                     (5.58%)     2.03%     (4.67%)       --      (4.02%)
     Without redemption                   (1.65%)     6.03%     (4.29%)       --      (3.85%)

     C SHARES (12/31/99)
     With redemption**                    (2.67%)     4.80%     (4.60%)       --      (4.20%)
     Without redemption                   (1.68%)     5.80%     (4.60%)       --      (4.20%)

     F SHARES (2/19/63)                   (1.12%)     7.00%     (3.31%)     4.17%       N/A

     R SHARES (12/31/99)                  (0.99%)     7.35%     (3.64%)       --      (3.16%)

     T SHARES (12/31/99)
     With sales charge (4.50%)            (5.86%)     1.72%     (4.32%)       --      (3.84%)
     Without sales charge                 (1.41%)     6.51%     (3.44%)       --      (3.04%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

industry within the consumer discretionary sector underperformed as box office receipts during the period were a large disappointment. Both TIME WARNER, INC. and DREAMWORKS ANIMATION SKG, INC. significantly hindered the Fund. Time Warner experienced pressure due to concerns over its earnings performance in the first half of 2005. However, Time Warner remained one of the largest equity holdings in the Fund as of June 30, 2005, as the second-half outlook for its products remained solid and the fundamentals in its top businesses appeared sound. DreamWorks warned of a loss in the second quarter as the company overestimated DVD sales and underestimated returns from its vendors and distributors. The Fund reduced its position in DreamWorks during the period, although we retained a small position due to the company's new projects in development for release over the next two years.

FIXED-INCOME PERFORMANCE
In fixed-income markets, higher oil prices, a strengthening dollar and higher short-term interest rates were held accountable for any perceived slowdown in the economy during the period. The housing market provided a considerable offset to these factors, as well as stimulus to the economy, as homeowners continued to extract equity from their homes.

   Whereas in the first quarter the Fund was aided by its high-quality bias, high cash position and short duration, the fixed-income portion of the Fund lagged during the second quarter of the period due to its large cash position and

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

    Healthcare                     16.68%
    Information Technology         12.99%
    Consumer Discretionary         12.49%
    Financials                      6.11%
    Consumer Staples                5.14%
    Industrials                     4.47%
    Energy                          2.70%
    Materials                       1.25%
    Telecommunications Services     0.54%
    Fixed-Income Investments       22.63%
    Cash & Equivalents             15.00%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

concentration in shorter-dated securities. A larger position in cash buffered the Fund when bonds sold off in the first quarter, but created a drag on performance when bonds rallied in the second quarter. A high concentration of corporate bonds also hindered performance as Treasuries and Agencies outpaced corporate debt during the first six months of 2005; corporates experienced several high-profile downgrades in the first quarter causing investor flight to quality and Treasury and Agency outperformance.

   Exposure in the five- to seven-year range was added during the second quarter of the period; the Fund held 26% of its fixed-income assets in bonds with maturities five years or longer as of June 30, 2005. The Fund also held 20.9% of its fixed-income assets in corporate debt compared to 4.8% in Agencies. Longer-dated securities performed well for the Fund.

   The Fund's exposure of 13% of its fixed-income assets to the fixed-rate mortgage category weighed on performance as mortgages lagged other fixed-income sectors during the period.

IN CONCLUSION
We are monitoring indications that the Federal Reserve may be nearing the end of its tightening cycle. Additionally, as we will be nearing the typical 18-month lag effect on the economy from the onset of the first federal funds rate increase, we will monitor the data for signs of economic change.

   The Fund maintained a somewhat more conservative stance as of the end of the period, but increased its equity weighting as we found more compelling growth opportunities over the last several months. We continue to focus on high-quality growth companies that we believe show strong fundamental attributes. As always, we thank you for your continued investment in the Fund.


/s/ John B. Jares                           /s/ John V. Johnson

John B. Jares, CFA                          John V. Johnson, CFA
Portfolio Manager                           Assistant Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                                       BEGINNING        ENDING         EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                                       (1/1/05)        (6/30/05)     (1/1/05-6/30/05)
-----------------------------------------------------------------------------------------------------
CLASS A ACTUAL                                         $ 1,000.00    $    979.59         $   7.98
CLASS A HYPOTHETICAL                                     1,000.00       1,016.66             8.13

CLASS B ACTUAL                                           1,000.00         971.88            11.66
CLASS B HYPOTHETICAL                                     1,000.00       1,012.90            11.90

CLASS C ACTUAL                                           1,000.00         971.11            12.05
CLASS C HYPOTHETICAL                                     1,000.00       1,012.49            12.30

CLASS F ACTUAL                                           1,000.00         982.08             6.71
CLASS F HYPOTHETICAL                                     1,000.00       1,017.97             6.83

CLASS R ACTUAL                                           1,000.00         984.80             5.33
CLASS R HYPOTHETICAL                                     1,000.00       1,019.37             5.42

CLASS T ACTUAL                                           1,000.00         977.16             8.76
CLASS T HYPOTHETICAL                                     1,000.00       1,015.86             8.94

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                                     EXPENSE RATIO
------------------------------------------------------------------
CLASS A                                                 1.62%
CLASS B                                                 2.37%
CLASS C                                                 2.45%
CLASS F                                                 1.36%
CLASS R                                                 1.08%
CLASS T                                                 1.78%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--59.8%
ADVERTISING--0.7%
        12,900   Lamar Advertising Company*                                          $        551,703
                                                                                     ----------------
AEROSPACE & DEFENSE--1.1%
        13,400   Boeing Company                                                               884,400
                                                                                     ----------------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
        13,500   Northern Trust Corporation                                                   615,465
                                                                                     ----------------
BIOTECHNOLOGY--2.8%
         5,400   Amgen, Inc.*                                                                 326,484
        10,500   Genentech, Inc.*                                                             842,940
        14,200   Gilead Sciences, Inc.*                                                       624,658
        20,700   MedImmune, Inc.*                                                             553,104
                                                                                     ----------------
                                                                                            2,347,186
                                                                                     ----------------
BROADCASTING & CABLE TV--2.0%
        20,900   Clear Channel Communications, Inc.                                           646,437
        24,300   EchoStar Communications Corporation                                          732,645
         7,400   XM Satellite Radio Holdings, Inc. Class A*                                   249,084
                                                                                     ----------------
                                                                                            1,628,166
                                                                                     ----------------
COMMUNICATIONS EQUIPMENT--1.6%
        56,200   Cisco Systems, Inc.*                                                       1,073,982
        10,200   Juniper Networks, Inc.*                                                      256,836
                                                                                     ----------------
                                                                                            1,330,818
                                                                                     ----------------
COMPUTER & ELECTRONICS RETAIL--0.3%
         3,900   Best Buy Company, Inc.                                                       267,345
                                                                                     ----------------
COMPUTER HARDWARE--2.9%
        22,200   Apple Computer, Inc.*                                                        817,182
        21,100   International Business Machines Corporation                                1,565,620
                                                                                     ----------------
                                                                                            2,382,802
                                                                                     ----------------
COMPUTER STORAGE & PERIPHERALS--0.7%
        44,800   EMC Corporation*                                                             614,208
                                                                                     ----------------
CONSTRUCTION MATERIALS--0.8%
        10,200   Lafarge North America, Inc.                                                  636,888
                                                                                     ----------------
DEPARTMENT STORES--0.8%
        11,200   Kohl's Corporation*                                                          626,192
                                                                                     ----------------
DIVERSIFIED BANKS--0.8%
        10,200   Wells Fargo & Company                                                        628,116
                                                                                     ----------------
FOOD RETAIL--0.9%
        33,600   Safeway, Inc.                                                                759,024
                                                                                     ----------------
GENERAL MERCHANDISE STORES--2.5%
        53,100   Dollar General Corporation                                                 1,081,116
        17,700   Target Corporation                                                           963,057
                                                                                     ----------------
                                                                                            2,044,173
                                                                                     ----------------

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
HEALTHCARE DISTRIBUTORS--0.4%
         8,100   Henry Schein, Inc.*                                                 $        336,312
                                                                                     ----------------
HEALTHCARE EQUIPMENT--2.0%
         5,400   INAMED Corporation*                                                          361,638
        16,500   Waters Corporation*                                                          613,305
         9,000   Zimmer Holdings, Inc.*                                                       685,530
                                                                                     ----------------
                                                                                            1,660,473
                                                                                     ----------------
HEALTHCARE FACILITIES--1.9%
        29,025   Triad Hospitals, Inc.*                                                     1,585,926
                                                                                     ----------------
HEALTHCARE SUPPLIES--0.5%
         9,000   Charles River Laboratories International, Inc.*                              434,250
                                                                                     ----------------
HOMEFURNISHING RETAIL--0.6%
        11,900   Bed Bath & Beyond, Inc.*                                                     497,182
                                                                                     ----------------
HOTELS, RESORTS & CRUISE LINES--0.5%
         7,600   Carnival Corporation                                                         414,580
                                                                                     ----------------
HOUSEHOLD PRODUCTS--1.8%
         7,300   Clorox Company                                                               406,756
        21,750   Colgate-Palmolive Company                                                  1,085,543
                                                                                     ----------------
                                                                                            1,492,299
                                                                                     ----------------
HYPERMARKETS & SUPER CENTERS--0.8%
        14,600   Wal-Mart Stores, Inc.                                                        703,720
                                                                                     ----------------
INDUSTRIAL CONGLOMERATES--1.7%
        41,000   General Electric Company                                                   1,420,650
                                                                                     ----------------
INTEGRATED OIL & GAS--1.0%
        14,600   ExxonMobil Corporation                                                       839,062
                                                                                     ----------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
         7,100   Alltel Corporation                                                           442,188
                                                                                     ----------------
INTERNET SOFTWARE & SERVICES--0.5%
        10,900   Yahoo!, Inc.*                                                                377,685
                                                                                     ----------------
INVESTMENT BANKING & BROKERAGE--0.8%
         3,400   Goldman Sachs Group, Inc.                                                    346,868
         6,700   Morgan Stanley                                                               351,549
                                                                                     ----------------
                                                                                              698,417
                                                                                     ----------------
LEISURE FACILITIES--1.6%
        27,000   Royal Caribbean Cruises Limited                                            1,305,720
                                                                                     ----------------
LIFE & HEALTH INSURANCE--0.0%
           100   Aflac, Inc.                                                                    4,328
                                                                                     ----------------
MOVIES & ENTERTAINMENT--3.6%
         5,900   DreamWorks Animation SKG, Inc.*                                              154,580
       118,700   Time Warner, Inc.*                                                         1,983,477
        25,600   Viacom, Inc. Class B                                                         819,712
                                                                                     ----------------
                                                                                            2,957,769
                                                                                     ----------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--1.0%
        13,300   Smith International, Inc.                                           $        847,210
                                                                                     ----------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
         8,300   Apache Corporation                                                           536,180
                                                                                     ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
         8,900   Ambac Financial Group, Inc.                                                  620,864
        10,866   Citigroup, Inc.                                                              502,335
                                                                                     ----------------
                                                                                            1,123,199
                                                                                     ----------------
PERSONAL PRODUCTS--1.6%
         7,300   Avon Products, Inc.                                                          276,305
        19,900   Gillette Company                                                           1,007,537
                                                                                     ----------------
                                                                                            1,283,842
                                                                                     ----------------
PHARMACEUTICALS--8.6%
        18,900   Abbott Laboratories                                                          926,289
        33,100   Angiotech Pharmaceuticals, Inc.*                                             458,766
        15,900   Eli Lilly and Company                                                        885,789
         8,500   Johnson & Johnson                                                            552,500
        10,100   Medicis Pharmaceutical Corporation Class A                                   320,473
        90,900   MGI Pharma, Inc.*                                                          1,977,984
        45,275   Pfizer, Inc.                                                               1,248,685
        16,000   Wyeth                                                                        712,000
                                                                                     ----------------
                                                                                            7,082,486
                                                                                     ----------------
RAILROADS--1.2%
        14,800   Union Pacific Corporation                                                    959,040
                                                                                     ----------------
SEMICONDUCTOR EQUIPMENT--0.8%
        25,200   Novellus Systems, Inc.*                                                      622,692
                                                                                     ----------------
SEMICONDUCTORS--2.0%
         7,700   Intel Corporation                                                            200,662
        20,100   Linear Technology Corporation                                                737,469
         8,400   Maxim Integrated Products, Inc.                                              320,964
        14,000   Microchip Technology, Inc.                                                   414,680
                                                                                     ----------------
                                                                                            1,673,775
                                                                                     ----------------
SPECIALIZED FINANCE--0.4%
         6,700   Moody's Corporation                                                          301,232
                                                                                     ----------------
SPECIALTY CHEMICALS--0.5%
         7,000   Sigma-Aldrich Corporation                                                    392,280
                                                                                     ----------------
SYSTEMS SOFTWARE--3.5%
        82,700   Microsoft Corporation                                                      2,054,268
        37,500   Symantec Corporation*                                                        815,250
                                                                                     ----------------
                                                                                            2,869,518
                                                                                     ----------------
THRIFTS & MORTGAGE FINANCE--0.9%
        19,100   The PMI Group, Inc.                                                          744,518
                                                                                     ----------------

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
         7,700   W.W. Grainger, Inc.                                                 $        421,883
                                                                                     ----------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$46,712,086)                                                                        49,344,902
                                                                                     ----------------
COMMON STOCKS (FOREIGN)--2.6%
APPLICATION SOFTWARE--0.3%
         4,925   SAP AG Sponsored ADR (GE)                                                    213,253
                                                                                     ----------------
HEALTHCARE SUPPLIES--0.4%
         2,800   Alcon, Inc. (SZ)                                                             306,180
                                                                                     ----------------
INVESTMENT BANKING & BROKERAGE--1.1%
        39,800   Lazard Limited Class A (BD)*                                                 925,350
                                                                                     ----------------
SEMICONDUCTORS--0.8%
        25,350   ATI Technologies, Inc. (CA)*                                                 300,398
         8,500   Marvell Technology Group Limited (BD)*                                       323,340
                                                                                     ----------------
                                                                                              623,738
                                                                                     ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$2,109,283)                                                                          2,068,521
                                                                                     ----------------

PRINCIPAL AMOUNT                                                                         MARKET VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (DOMESTIC)--8.1%
AUTOMOBILE MANUFACTURERS--1.2%
$    1,000,000   Toyota Motor Credit Corporation
                 5.65% 1/15/07                                                       $      1,023,270
                                                                                     ----------------
DIVERSIFIED BANKS--2.1%
     1,540,000   Washington Mutual, Inc.
                 8.25% 4/1/10                                                               1,768,659
                                                                                     ----------------
GENERAL MERCHANDISE STORES--1.0%
       750,000   Target Corporation
                 5.875% 3/1/12                                                                814,350
                                                                                     ----------------
HOUSEHOLD PRODUCTS--2.0%
     1,500,000    Colgate-Palmolive Company
                  5.98% 4/25/12                                                             1,643,280
                                                                                     ----------------
PHARMACEUTICALS--1.8%
     1,500,000   Abbott Laboratories
                 5.625% 7/1/06                                                              1,525,095
                                                                                     ----------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$6,452,414)                                                                          6,774,654
                                                                                     ----------------
U.S. GOVERNMENT OBLIGATIONS--10.9%
AGENCY PASS THROUGH--3.5%
     2,709,763   U.S. Small Business Administration Series 10-A
                 6.64% 2/1/11                                                               2,869,395
                                                                                     ----------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                                         MARKET VALUE
-----------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES--1.9%
$      700,000   Federal Farm Credit Bank
                 4.70% 12/10/14                                                      $        721,700
       800,000   Federal Home Loan Bank
                 4.50% 11/15/12                                                               817,720
                                                                                     ----------------
                                                                                            1,539,420
                                                                                     ----------------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--1.6%
     1,306,605   Government National Mortgage Association
                 6.00% 1/15/33 Pool #563709                                                 1,348,769
                                                                                     ----------------
U.S. TREASURY NOTES--3.9%
     1,186,320   U.S. Treasury Inflation Index Note
                 3.875% 1/15/09                                                             1,291,110
                 U.S. Treasury Note:
       900,000   4.25% 8/15/14                                                                921,519
       900,000   5.75% 8/15/10                                                                983,637
                                                                                     ----------------
                                                                                            3,196,266
                                                                                     ----------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST--$8,773,250)                                                                          8,953,850
                                                                                     ----------------
GOVERNMENT BONDS (FOREIGN)--3.6%
GOVERNMENT SECURITIES--3.6%
CAD  3,535,000   Province of Quebec
                 6.50% 12/1/05 (CA)                                                         2,929,791
                                                                                     ----------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST--$2,343,706)                                                                          2,929,791
                                                                                     ----------------

PRINCIPAL AMOUNT                                                                       AMORTIZED COST
-----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--16.9%
DISTILLERS & VINTNERS--4.5%
$    3,700,000   Diageo Capital PLC
                 3.25% 7/6/05~                                                       $      3,698,330
                                                                                     ----------------
DIVERSIFIED BANKS--3.6%
     3,000,000   HSBC Finance Corporation
                 3.25% 7/7/05                                                               2,998,375
                                                                                     ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.3%
     1,900,000   Hitachi America Capital Limited
                 3.23% 7/5/05~                                                              1,899,318
                                                                                     ----------------
MULTI-LINE INSURANCE--1.6%
     1,300,000   AIG Funding, Inc.
                 3.23% 7/5/05                                                               1,299,533
                                                                                     ----------------

PRINCIPAL AMOUNT                                                                       AMORTIZED COST
-----------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.9%
$    4,000,000   Merrill Lynch & Company
                 3.05% 7/1/05                                                        $      4,000,000
                                                                                     ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$13,895,556)                                                              13,895,556
                                                                                     ----------------
TOTAL INVESTMENTS--101.9%
(TOTAL COST--$80,286,295)                                                                  83,967,274
                                                                                     ----------------
OTHER ASSETS AND LIABILITIES--(1.9%)                                                       (1,531,697)
                                                                                     ----------------
NET ASSETS--100.0%                                                                   $     82,435,577
                                                                                     ================

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $5,597,648, OR 6.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
     ADR - AMERICAN DEPOSITARY RECEIPT
     BD - BERMUDA
     CA - CANADA
     GE - GERMANY
     SZ - SWITZERLAND

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                    $    80,286,295
                                                                  ---------------
Investment securities, at market                                       83,967,274
Cash                                                                      464,257
Receivables:
   Capital shares sold                                                     28,142
   Dividends and interest                                                 270,377
Other assets                                                               61,495
                                                                  ---------------
Total Assets                                                           84,791,545
                                                                  ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                      2,097,768
   Capital shares redeemed                                                 51,020
   Advisory fees                                                           44,637
   Shareholder servicing fees                                               5,958
   Accounting fees                                                          4,120
   Distribution fees                                                       26,548
   Transfer agency fees                                                    13,541
   Custodian fees                                                           1,286
   Other                                                                  111,090
                                                                  ---------------
Total Liabilities                                                       2,355,968
                                                                  ---------------
Net Assets                                                        $    82,435,577
                                                                  ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                           $   265,972,876
Accumulated net investment loss                                           (28,178)
Accumulated net realized loss from security transactions             (187,190,299)
Net unrealized appreciation on investments and foreign
 currency translation                                                   3,681,178
                                                                  ---------------
Total                                                             $    82,435,577
                                                                  ===============

CLASS A
Net Assets                                                        $     1,648,413
Shares Outstanding                                                        198,443
Net Asset Value, Redemption Price Per Share                       $          8.31
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $          8.82

CLASS B
Net Assets                                                        $     1,329,526
Shares Outstanding                                                        161,601
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          8.23

CLASS C
Net Assets                                                        $       230,753
Shares Outstanding                                                         28,496
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          8.10

CLASS F
Net Assets                                                        $    79,140,214
Shares Outstanding                                                      9,516,923
Net Asset Value, Offering and Redemption Price Per Share          $          8.32

CLASS R
Net Assets                                                        $        53,217
Shares Outstanding                                                          6,423
Net Asset Value, Offering and Redemption Price Per Share          $          8.29

CLASS T
Net Assets                                                        $        33,454
Shares Outstanding                                                          3,921
Net Asset Value, Redemption Price Per Share                       $          8.53
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $          8.93

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $       248,002
Interest                                                                  801,290
Foreign taxes withheld                                                       (267)
                                                                  ---------------
Total Investment Income                                                 1,049,025
                                                                  ---------------

EXPENSES
Advisory fees--Note 2                                                     280,956
Shareholder servicing fees--Note 2                                         34,841
Accounting fees--Note 2                                                    25,934
Distribution fees--Note 2                                                 110,232
Transfer agency fees--Note 2                                               54,728
Registration fees                                                          27,600
Postage and mailing expenses                                               10,246
Custodian fees and expenses--Note 2                                         3,521
Printing expenses                                                          26,690
Legal and audit fees                                                       14,374
Directors' fees and expenses--Note 2                                        7,940
Other expenses                                                             10,938
                                                                  ---------------
   Total Expenses                                                         608,000
   Earnings Credits                                                        (2,769)
   Reimbursed/Waived Expenses                                              (2,289)
   Expense Offset to Broker Commissions                                    (6,035)
                                                                  ---------------
   Net Expenses                                                           596,907
                                                                  ---------------
Net Investment Income                                                     452,118
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                                7,208,681
   Foreign Currency Transactions                                             (622)
                                                                  ---------------
Net Realized Gain                                                       7,208,059
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                       (8,759,925)
                                                                  ---------------
Net Realized and Unrealized Loss                                       (1,551,866)
                                                                  ---------------
Net Decrease in Net Assets Resulting from Operations              $    (1,099,748)
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                       SIX MONTHS ENDED      YEAR ENDED
                                                            6/30/05           12/31/04
OPERATIONS
Net Investment Income                                  $        452,118   $      1,165,048
Net Realized Gain on Security and Foreign
 Currency Transactions                                        7,208,059          8,838,969
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation             (8,759,925)        (2,078,931)
                                                       ----------------   ----------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                             (1,099,748)         7,925,086
                                                       ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
   Class A                                                       (7,062)           (16,533)
   Class B                                                         (406)            (4,861)
   Class C                                                          (39)              (659)
   Class F                                                     (440,827)        (1,146,498)
   Class R                                                         (380)              (763)
   Class T                                                         (110)              (243)
                                                       ----------------   ----------------
Net Decrease from Dividends and Distributions                  (448,824)        (1,169,557)
                                                       ----------------   ----------------

CAPITAL SHARE TRANSACTIONS
Net Decrease--Note 4
   Class A                                                       (4,390)            (2,547)
   Class B                                                     (269,764)          (135,764)
   Class C                                                      (28,485)           (49,827)
   Class F                                                   (9,074,043)       (36,636,581)
   Class R                                                       (4,620)           (16,844)
   Class T                                                         (907)            (3,452)
                                                       ----------------   ----------------
Net Decrease from Capital Share Transactions                 (9,382,209)       (36,845,015)
                                                       ----------------   ----------------
Net Decrease in Net Assets                                  (10,930,781)       (30,089,486)
                                                       ----------------   ----------------

NET ASSETS
Beginning of period                                    $     93,366,358   $    123,455,844
                                                       ----------------   ----------------
End of period                                          $     82,435,577   $     93,366,358
                                                       ================   ================

Accumulated Net Investment Loss                        $        (28,178)  $        (31,472)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                  DECEMBER 31,
                                                      2005          2004        2003        2002        2001
                                                 --------------   --------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period             $         8.45   $   7.88    $   6.68    $   8.18    $   9.24
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      0.03       0.08        0.05        0.05        0.06
Net realized and unrealized gains
 (losses) on securities                                   (0.13)      0.57        1.20       (1.51)      (1.03)
                                                 -------------------------------------------------------------
Total from investment operations                          (0.10)      0.65        1.25       (1.46)      (0.97)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                (0.04)     (0.08)      (0.05)      (0.04)      (0.09)
From net realized gains                                    0.00       0.00        0.00        0.00        0.00
                                                 -------------------------------------------------------------
Total distributions                                       (0.04)     (0.08)      (0.05)      (0.04)      (0.09)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $         8.31   $   8.45    $   7.88    $   6.68    $   8.18
                                                 =============================================================

TOTAL RETURN(a)                                           (1.24%)     8.31%      18.81%     (17.85%)    (10.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $        1,648   $  1,682    $  1,572    $  1,243    $  1,227
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)               1.64%      1.49%       1.83%       1.89%       1.87%
Expenses with reimbursements,
 earnings credits and brokerage offsets                    1.62%      1.48%       1.83%       1.89%       1.87%
Net investment income                                      0.81%      0.96%       0.63%       0.56%       0.51%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                  160%       134%        108%        122%        111%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.65% (2005), 1.49% (2004), 1.83% (2003), 1.89%
     (2002), AND 1.87% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                           YEAR ENDED
                                          ENDED JUNE 30,                        DECEMBER 31,
                                               2005                2004        2003        2002         2001
                                          --------------         ---------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period      $         8.37         $   7.80    $   6.63    $   8.11     $   9.18
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.00(a),(b)      0.01        0.01       (0.01)        0.01
Net realized and unrealized gains
 (losses) on securities                            (0.14)            0.58        1.17       (1.47)       (1.03)
                                          --------------------------------------------------------------------
Total from investment operations                   (0.14)            0.59        1.18       (1.48)       (1.02)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00(c)         (0.02)      (0.01)       0.00(c)     (0.05)
From net realized gains                             0.00             0.00        0.00        0.00         0.00
                                          --------------------------------------------------------------------
Total distributions                                 0.00            (0.02)      (0.01)       0.00        (0.05)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period            $         8.23         $   8.37    $   7.80    $   6.63     $   8.11
                                          ====================================================================

TOTAL RETURN(d)                                    (1.65%)           7.63%      17.76%     (18.21%)     (11.13%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $        1,330         $  1,625    $  1,647    $  1,181     $  1,484
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(e):
Expenses with reimbursements, but
 no earnings credits or brokerage
 offsets(f)                                         2.38%            2.21%       2.53%       2.54%        2.50%
Expenses with reimbursements,
 earnings credits and brokerage
 offsets                                            2.37%            2.21%       2.53%       2.54%        2.49%
Net investment income (loss)                        0.07%            0.23%      (0.08%)     (0.10%)      (0.13%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(g)                           160%             134%        108%        122%         111%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). NET INVESTMENT INCOME FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD ENDED JUNE 30, 2005, AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(d). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(e). ANNUALIZED.
(f). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.39% (2005), 2.21% (2004), 2.53% (2003), 2.54%
     (2002), AND 2.50% (2001).
(g). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                             YEAR ENDED
                                                ENDED JUNE 30,                          DECEMBER 31,
                                                     2005                2004        2003        2002        2001
                                                --------------         --------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.24         $   7.69    $   6.54    $   8.04    $   9.17
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.00(a),(b)      0.01(a)    (0.01)      (0.17)      (0.05)
Net realized and unrealized gains
 (losses) on securities                                  (0.14)            0.56        1.16       (1.33)      (1.03)
                                                -------------------------------------------------------------------
Total from investment operations                         (0.14)            0.57        1.15       (1.50)      (1.08)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00(c)         (0.02)       0.00(c)     0.00       (0.05)
From net realized gains                                   0.00             0.00        0.00        0.00        0.00
                                                -------------------------------------------------------------------
Total distributions                                       0.00            (0.02)       0.00        0.00       (0.05)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.10         $   8.24    $   7.69    $   6.54    $   8.04
                                                ===================================================================

TOTAL RETURN(d)                                          (1.68%)           7.42%      17.59%     (18.66%)    (11.80%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $          231         $    264    $    295    $    248    $    496
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(e):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(f)             2.46%            2.35%       2.69%       3.48%       3.96%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  2.45%            2.34%       2.69%       3.48%       3.96%
Net investment income (loss)                             (0.01%)           0.08%      (0.17%)     (1.05%)     (1.64%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(g)                                 160%             134%        108%        122%        111%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). NET INVESTMENT LOSS FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE PERIOD ENDED JUNE 30, 2005, AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(d). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(e). ANNUALIZED.
(f). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.47% (2005), 2.35% (2004), 2.69% (2003), 3.48%
     (2002), AND 4.24% (2001).
(g). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005           2004        2003         2002         2001
                                                --------------    ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.46    $   7.88    $    6.69   $    8.20    $    9.22
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     0.04        0.08         0.06        0.07         0.10
Net realized and unrealized gains
 (losses) on securities                                  (0.13)       0.59         1.20       (1.50)       (1.02)
                                                ----------------------------------------------------------------
Total from investment operations                         (0.09)       0.67         1.26       (1.43)       (0.92)
----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                               (0.05)      (0.09)       (0.07)      (0.08)       (0.10)
From net realized gains                                   0.00        0.00         0.00        0.00         0.00
                                                ----------------------------------------------------------------
Total distributions                                      (0.05)      (0.09)       (0.07)      (0.08)       (0.10)
----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.32    $   8.46    $    7.88   $    6.69    $    8.20
                                                ================================================================

TOTAL RETURN                                             (1.12%)      8.58%       18.96%     (17.46%)      (9.94%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       79,140    $ 89,701    $ 119,835   $ 130,314    $ 297,068
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(b)             1.37%       1.34%        1.54%       1.43%        1.23%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  1.36%       1.33%        1.54%       1.42%        1.22%
Net investment income                                     1.07%       1.08%        0.93%       0.99%        1.20%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 160%        134%         108%        122%         111%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.38% (2005), 1.34% (2004), 1.54% (2003), 1.43%
     (2002), AND 1.23% (2001).
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005           2004        2003        2002        2001
                                                --------------    --------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.43    $   7.86    $   6.68    $   8.18    $   9.22
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.05        0.09        0.16       (0.16)       0.09
Net realized and unrealized gains
 (losses) on securities                                  (0.13)       0.58        1.05       (1.34)      (1.02)
                                                --------------------------------------------------------------
Total from investment operations                         (0.08)       0.67        1.21       (1.50)      (0.93)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                               (0.06)      (0.10)      (0.03)       0.00       (0.11)
From net realized gains                                   0.00        0.00        0.00        0.00        0.00
                                                --------------------------------------------------------------
Total distributions                                      (0.06)      (0.10)      (0.03)       0.00       (0.11)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.29    $   8.43    $   7.86    $   6.68    $   8.18
                                                ==============================================================

TOTAL RETURN                                             (0.99%)      8.63%      18.12%     (18.34%)    (10.09%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $           53    $     59    $     72    $     11    $     14
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(b)             1.10%       1.21%       2.37%       4.24%       3.07%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  1.08%       1.21%       2.37%       4.24%       3.07%
Net investment income (loss)                              1.35%       1.21%       0.01%      (1.77%)     (0.75%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 160%        134%        108%        122%        111%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.26% (2005), 1.35% (2004), 2.62% (2003), 19.52%
     (2002), AND 272.77% (2001).
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005           2004        2003        2002        2001
                                                --------------    --------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.68    $   8.09    $   6.88    $   8.17    $   9.21
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.02        0.03        0.21       (0.37)       0.08
Net realized and unrealized gains
 (losses) on securities                                  (0.14)       0.62        1.00       (0.92)      (1.04)
                                                --------------------------------------------------------------
Total from investment operations                         (0.12)       0.65        1.21       (1.29)      (0.96)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                               (0.03)      (0.06)       0.00(a)     0.00       (0.08)
From net realized gains                                   0.00        0.00        0.00        0.00        0.00
                                                --------------------------------------------------------------
Total distributions                                      (0.03)      (0.06)       0.00        0.00       (0.08)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.53    $   8.68    $   8.09    $   6.88    $   8.17
                                                ==============================================================

Total Return(b)                                          (1.41%)      8.01%      17.65%     (15.79%)    (10.44%)

Ratios/Supplemental Data
Net assets, end of period (000s)                $           33    $     35    $     36    $     13    $    232
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(d)             1.79%       1.77%       2.73%       2.60%       3.36%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  1.78%       1.77%       2.73%       2.59%       3.36%
Net investment income (loss)                              0.66%       0.66%      (0.29%)     (0.31%)     (1.12%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                 160%        134%        108%        122%        111%

(a). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.06% (2005), 2.02% (2004), 3.18% (2003), 14.63%
     (2002), AND 18.37% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) quarterly and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $30,570 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $4,445 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $13.09 to $13.51, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                   TRANSFER
                                                  AGENCY FEES
     --------------------------------------------------------
     Class A                                      $     2,863
     Class B                                      $     2,544
     Class C                                      $       530
     Class R                                      $        60
     Class T                                      $        86

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency expenses pursuant to a written contractual commitment. This commitment will extend through at least August 31, 2006, and will not be terminated without prior notification to the Company's board of directors. For the six months ended June 30, 2005, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $16 and $42, respectively.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,116 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $44,200 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $103,719 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION    SHAREHOLDER
                                               FEES       SERVICING FEES
     -------------------------------------------------------------------
     Class A                                        N/A   $        2,072
     Class B                               $      5,537   $        1,846
     Class C                               $        934   $          311
     Class T                               $         42   $           42

During the six months ended June 30, 2005, DSC retained $942 in sales commissions from the sales of Class A shares. DSC also retained $5,229 of contingent deferred sales charges relating to redemptions of Class B shares.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                  AMOUNT OF WAIVER
     ----------------------------------------------------------------
     9/1/04 to 8/31/05                               $        200,000
     9/1/05 to 8/31/06                               $        200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $2,201, which reduced the amount paid to Mellon Bank to $1,320.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

     EXPIRATION                                          AMOUNT
     --------------------------------------------------------------
        2008                                         $   72,497,269
        2009                                         $   49,289,530
        2010                                         $   70,087,112
        2011                                         $    1,472,188
                                                     --------------
                                                     $  193,346,099
                                                     ==============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Undistributed Ordinary Income                   $        7,356
     Federal Tax Cost                                $   81,208,742
     Gross Tax Appreciation of Investments           $    4,298,124
     Gross Tax Depreciation of Investments           $   (1,539,592)
     Net Tax Appreciation                            $    2,758,532

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                         JUNE 30, 2005                  DECEMBER 31, 2004
                                                   SHARES           AMOUNT           SHARES           AMOUNT
CLASS A
Sold                                                   33,753    $     281,841           52,105    $     413,025
Dividends or Distributions Reinvested                     786    $       6,551            1,969    $      15,805
Redeemed                                              (35,162)   $    (292,782)         (54,549)   $    (431,377)
                                                   -------------------------------------------------------------
Net Decrease                                             (623)   $      (4,390)            (475)   $      (2,547)
                                                   =============================================================

CLASS B
Sold                                                   15,303    $     125,833           53,204    $     414,706
Dividends or Distributions Reinvested                      38    $         311              466    $       3,759
Redeemed                                              (47,948)   $    (395,908)         (70,543)   $    (554,229)
                                                   -------------------------------------------------------------
Net Decrease                                          (32,607)   $    (269,764)         (16,873)   $    (135,764)
                                                   =============================================================

CLASS C
Sold                                                      433    $       3,488           16,072    $     124,317
Dividends or Distributions Reinvested                       3    $          27               59    $         475
Redeemed                                               (3,951)   $     (32,000)         (22,428)   $    (174,619)
                                                   -------------------------------------------------------------
Net Decrease                                           (3,515)   $     (28,485)          (6,297)   $     (49,827)
                                                   =============================================================

CLASS F
Sold                                                  437,062    $   3,643,006        1,100,066    $   8,730,703
Dividends or Distributions Reinvested                  51,258    $     427,748          138,996    $   1,116,482
Redeemed                                           (1,574,754)   $ (13,144,797)      (5,836,747)   $ (46,483,766)
                                                   -------------------------------------------------------------
Net Decrease                                       (1,086,434)   $  (9,074,043)      (4,597,685)   $ (36,636,581)
                                                   =============================================================

CLASS R
Sold                                                        0    $           0                0    $           0
Dividends or Distributions Reinvested                      46    $         380               94    $         751
Redeemed                                                 (608)   $      (5,000)          (2,224)   $     (17,595)
                                                   -------------------------------------------------------------
Net Decrease                                             (562)   $      (4,620)          (2,130)   $     (16,844)
                                                   =============================================================

CLASS T
Sold                                                        0    $           0            4,985    $      39,775
Dividends or Distributions Reinvested                       7    $          60               27    $         223
Redeemed                                                 (114)   $        (967)          (5,430)   $     (43,450)
                                                   -------------------------------------------------------------
Net Decrease                                             (107)   $        (907)            (418)   $      (3,452)
                                                   =============================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $69,241,181 and $84,813,689, respectively. Purchases and sales of long-term U.S. government obligations were $987,082 and $9,433,428, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

                       This page intentionally left blank.

DREYFUS FOUNDERS BALANCED FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-BAL-05

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
DISCOVERY FUND

INVESTMENT UPDATE
JUNE 30, 2005


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                 3
Fund Expenses                                                      12
Statement of Investments                                           14
Statement of Assets and Liabilities                                18
Statement of Operations                                            20
Statements of Changes in Net Assets                                21
Financial Highlights                                               22
Notes to Financial Statements                                      28

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

   To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                      DISTRIBUTOR
Founders Asset Management LLC           Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)          200 Park Avenue
210 University Boulevard, Suite 800     New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-10 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF BRADLEY C. ORR]

[PHOTO OF JAMES (J.D.) PADGETT]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS BRADLEY C. ORR, CFA, LEFT, AND JAMES (J.D.) PADGETT, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

A MIXED ENVIRONMENT
Following the strong advances registered by the domestic equity markets during the fourth quarter of last year, 2005 started on a far less positive note. Markets declined broadly in the first quarter due to a persistent rise in oil prices and the Federal Reserve's tightening monetary policy.

   The markets did partially recover during the second quarter, as investors began to speculate that the Federal Reserve may soon end its rate tightening campaign. At the same time, the pace of economic growth remained relatively strong, as evidenced by the robust gross domestic product (GDP) in the second quarter.

   During the first six months of 2005, small-cap growth stocks underperformed both small-cap value stocks and large-cap growth stocks. This can be seen when comparing the -3.58% six-month return of the Russell 2000 Growth Index to the 0.90% return of the Russell 2000 Value Index, as well as to the -1.72% and -0.81% returns in the larger-capitalization Russell 1000 Growth Index and the Standard & Poor's 500 Index, respectively.

   For the six-month period ended June 30, 2005, Dreyfus Founders Discovery Fund's performance(1) compared favorably to the Fund's benchmark, the Russell 2000 Growth Index, which, as mentioned above, posted a total return of -3.58% for the same period.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

PORTFOLIO COMPOSITION CHANGES
High energy prices continued to drive demand in the oil services industry; therefore, the Fund added energy holdings during the period in an attempt to garner greater growth potential in this sector. In addition, the Fund's weighting in the consumer discretionary sector was significantly larger than that of its benchmark as we believed many opportunities existed in this sector.

   The Fund decreased its weighting in the information technology sector as we felt that valuations weren't compelling enough to outweigh broad fundamental concerns in this sector.

   Also, the Fund decreased its weighting in the industrials sector, although industrials were still overweight versus the benchmark. During the first half, many companies in this sector faced decelerating revenue and earnings growth. In fact, earnings expectations dropped after many months of upward revisions. At the same time, valuations were at the high end of historical ranges. We felt the earnings acceleration that had been driven by the recovering economy began to naturally slow, and therefore, we reduced the Fund's exposure to this sector.

CONSUMER DISCRETIONARY STOCKS BENEFITED PERFORMANCE
The consumer discretionary sector proved particularly strong for the Fund during the six-month period. An overweight position and strong stock selection led to solid outperformance in this sector. Although the strength of consumer spending is an important backdrop for the financial performance of most consumer discretionary companies, there were many stocks within the sector that outperformed despite the uncertain macro-economic environment.

   The Fund opportunistically added to its positions in existing consumer discretionary holdings after the market sold these stocks due to short-term or potentially unwarranted concerns. GUITAR CENTER, INC., a music retailer, and WMS INDUSTRIES, INC., a casino gaming machine manufacturer, were two such examples. Guitar Center experienced some weaker results toward the end of the first quarter, causing the stock to decline over 17% from its high. The Fund took this opportunity to significantly increase its position in Guitar Center and benefited from the stock's price increase in the second quarter. WMS reported better-than-expected revenue growth in the fourth quarter of 2004, but was unable to control expenses and increase margins, thus putting future earnings growth in question. The company recovered in the first quarter of 2005, resulting in improved earnings performance. The Fund increased its position in WMS following the fourth quarter earnings disappointment and ensuing stock decline.

   The gaming and lodging industry within the consumer discretionary sector has been a focus area for the Fund for some time. The worldwide proliferation of gaming continued to provide a strong tailwind for the industry. Many compelling growth opportunities were found during the first half, including some strong-performing holdings for the Fund. Station Casinos, Inc. provided a boost to the Fund's relative return as the company continued to benefit from strong local gaming trends in the Las Vegas market, driven by fast population growth, market share gains, an increase in the number of patrons, as well as increased revenue per patron. The Fund's position in this company was sold during the period as the valuation became stretched and concerns about future decelerating growth trends began to surface.

HEALTHCARE AND ENERGY AIDED RETURN
The Fund also invested in a few strong-performing healthcare stocks at the right time, benefiting the Fund's relative return. Medical device makers ARTHROCARE CORPORATION and KYPHON, INC. were two such examples. ArthroCare, a new position for the Fund, experienced an inflection point in its operations in the fourth quarter of 2004, as the company increased earnings guidance for 2005, updated progress on a recent acquisition that accelerated sales, and identified a target operating model that allowed for significant

   LARGEST EQUITY HOLDINGS  (ticker symbol)

     1.  WMS INDUSTRIES, INC. (WMS)                              3.81%
     2.  HUGHES SUPPLY, INC. (HUG)                               3.05%
     3.  GAYLORD ENTERTAINMENT COMPANY  (GET)                    2.74%
     4.  PATTERSON-UTI ENERGY, INC. (PTEN)                       2.72%
     5.  PETCO ANIMAL SUPPLIES, INC. (PETC)                      2.53%
     6.  TEMPUR-PEDIC INTERNATIONAL, INC. (TPX)                  2.50%
     7.  SAFENET, INC. (SFNT)                                    2.47%
     8.  MEDICIS PHARMACEUTICAL CORPORATION CLASS A  (MRX)       2.29%
     9.  ARTHROCARE CORPORATION  (ARTC)                          2.26%
    10.  EPICOR SOFTWARE CORPORATION  (EPIC)                     2.21%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Discovery Fund    Russell 2000
                 Class F Shares    Growth Index
06/30/1995       $10,000.00        $10,000.00
06/28/1996       $13,351.27        $12,649.36
06/30/1997       $13,582.01        $13,231.73
06/30/1998       $16,395.08        $14,977.31
06/30/1999       $21,878.00        $16,219.98
06/30/2000       $40,588.36        $20,824.80
06/29/2001       $28,474.64        $15,964.27
06/28/2002       $20,974.33        $11,972.71
06/30/2003       $19,001.85        $12,054.99
06/30/2004       $24,223.12        $15,858.10
06/30/2005       $24,954.99        $16,537.77

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The total return figures cited for the Russell 2000 Growth Index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN  as of 6/30/05

                               YEAR-TO        1        5       10        SINCE
   CLASS (INCEPTION DATE)       DATE+       YEAR     YEARS    YEARS    INCEPTION
   -----------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)     (8.44%)   (2.95%)  (10.33%)     --        (6.30%)
   Without sales charge          (2.85%)    2.98%    (9.26%)     --        (5.29%)

   B SHARES (12/31/99)
   With redemption*              (7.17%)   (2.01%)  (10.41%)     --        (6.29%)
   Without redemption            (3.30%)    1.99%   (10.08%)     --        (6.13%)

   C SHARES (12/31/99)
   With redemption**             (4.23%)    1.03%   (10.06%)     --        (6.11%)
   Without redemption            (3.26%)    2.03%   (10.06%)     --        (6.11%)

   F SHARES (12/29/89)           (2.82%)    3.02%    (9.27%)   9.58%       12.67%

   R SHARES (12/31/99)           (2.70%)    3.27%    (9.01%)     --        (5.03%)

   T SHARES (12/31/99)
   With sales charge (4.50%)     (7.35%)   (2.01%)  (10.49%)     --        (6.48%)
   Without sales charge          (2.98%)    2.63%    (9.66%)     --        (5.69%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares
revenue growth and earnings leverage. The company experienced some missteps during the first half of 2005, including a missed regulatory filing, which caused its valuation to drop, thus creating a compelling investment opportunity for the Fund. Kyphon, Inc. continued to post very positive quarterly results. A favorable court ruling upholding the company's patents surrounding a proprietary procedure also was an important contributor to the stock's outperformance during the period.

   The pharmaceutical industry, including both generic and specialty drugs, has been an attractive pool of potential growth opportunities for the Fund for a long period of time. Valuations in this industry have been compelling relative to historical levels and the overall market. One of the Fund's holdings in this industry, ENDO PHARMACEUTICALS HOLDINGS, INC., received a favorable court ruling during the period that allowed the company to sell into a previously patent-protected market for the pain-management drug, OxyContin, which will address a nearly $2 billion market. The ruling took the company's estimated earnings for 2005 up over 50% and the stock price up over 30%.

   Energy was a clear sector leader in the Russell 2000 Growth Index. Therefore, increasing the Fund's weighting in this sector allowed the Fund to capture a greater portion of this outperformance. Combined with positive stock selection,

TOP 3 PERFORMING SECTORS IN THE FUND

Consumer Discretionary
Healthcare
Energy

[CHART]

     PORTFOLIO COMPOSITION OF NET ASSETS

     Consumer Discretionary             28.17%
     Healthcare                         20.91%
     Information Technology             19.55%
     Industrials                        10.75%
     Financials                          7.69%
     Energy                              7.26%
     Materials                           2.11%
     Cash & Equivalents                  3.56%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

the sector proved to be a very favorable contributor to performance.
The Fund's weighting in this sector was heavily skewed toward the oil services industry, as opposed to the exploration and production (E&P) industry. We generally believed during the period that oil services stocks exhibited a more favorable risk versus reward ratio than E&P stocks, mainly due to a fairly good correlation between the two industries over time, and the underperformance of oil services stocks relative to the E&P industry more recently.

   Rising oil prices throughout the period led to increased demand for oil services, increasing pricing power, and therefore, earnings leverage for these companies. PATTERSON-UTI ENERGY, INC., a top five position in the Fund as of June 30, 2005, saw increasing demand for its land-drilling rigs and related services during the period. Earnings growth for Patterson was roughly 100% in 2004. National Oilwell Varco, Inc. was also a beneficiary of the strong energy market, driven by higher oil prices and increased drilling demand. National Oilwell Varco also made a very accretive acquisition during the half, following which the market cap exceeded $8 billion, causing the Fund to gradually exit the position and redeploy assets elsewhere in the sector.

IT AND INDUSTRIALS WEIGHED ON PERFORMANCE
Both the information technology (IT) and industrials sectors underperformed the Russell 2000 Growth Index during the half, and poor stock selection in these sectors negatively impacted relative Fund performance. In the information technology sector, holdings such as Polycom, Inc., Avocent Corporation, Altiris, Inc., and AEROFLEX, INC. were large detractors from performance. Polycom, a maker of video conferencing equipment, reported poor results as the company continued to struggle with sluggish demand. Avocent, a manufacturer of computer server management systems, announced that first quarter results would fall well short of Wall Street expectations, as management executed poorly during an important new product transition. Altiris, a systems management software company, struggled with slowing demand and an inability to control operating expenses. Aeroflex, a maker of semiconductor devices and test and measurement equipment, fell as the company reported weak results in the first quarter.

[SIDENOTE]

"THE FUND ADDED ENERGY HOLDINGS DURING THE PERIOD IN AN ATTEMPT TO GARNER GREATER GROWTH POTENTIAL IN THIS SECTOR."

   In the industrials sector, Trex Company, Inc., a building products manufacturer, was hurt by poor weather and excess inventories in its distribution channel.

   Another name that detracted from Fund performance was INSPIRE PHARMACEUTICALS, INC. Inspire, a development stage drug manufacturer, missed its primary endpoint for a late-stage clinical trial, which was important to gain approval for a drug targeting the condition known as dry eye. The stock declined over 50% on the news. The Fund held its position in the stock at the end of the period as we believed a good chance still existed that the company may receive drug approval. Additionally, we believed that Inspire has a robust drug pipeline.

   The Fund's holdings in the financials sector also underperformed for the period due to weak stock selection.

BOTTOM 3 PERFORMING SECTORS IN THE FUND

Industrials
Information Technology
Financials

IN CONCLUSION
As we entered the second half of 2005, the Fund was overweight the consumer discretionary, healthcare and energy sectors, and underweight the information technology, industrials and financials sectors.

   The economic backdrop remains uncertain in our opinion. Most economic indicators remained relatively strong during the period, or at least were trending in the right direction. However, the impact that increasing interest rates and very high oil prices will have on the economy remains uncertain. We will continue to seek to take advantage of the current economic environment as well as focus on companies that may offer growth opportunities.


/s/ Bradley C. Orr                    /s/ James (J.D.) Padgett

Bradley C. Orr, CFA                   James (J.D.) Padgett, CFA
Co-Portfolio Manager                  Co-Portfolio Manager

                       This page intentionally left blank.

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING          ENDING          EXPENSES PAID
                          ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)          (6/30/05)       (1/1/05-6/30/05)
------------------------------------------------------------------------------
CLASS A ACTUAL             $ 1,000.00        $   964.41           $  7.14
CLASS A HYPOTHETICAL         1,000.00          1,017.46              7.33

CLASS B ACTUAL               1,000.00            955.07             11.90
CLASS B HYPOTHETICAL         1,000.00          1,012.54             12.25

CLASS C ACTUAL               1,000.00            955.85             11.51
CLASS C HYPOTHETICAL         1,000.00          1,012.95             11.85

CLASS F ACTUAL               1,000.00            964.81              7.04
CLASS F HYPOTHETICAL         1,000.00          1,017.57              7.23

CLASS R ACTUAL               1,000.00            967.24              5.72
CLASS R HYPOTHETICAL         1,000.00          1,018.92              5.87

CLASS T ACTUAL               1,000.00            961.54              8.65
CLASS T HYPOTHETICAL         1,000.00          1,015.91              8.89

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                              EXPENSE RATIO
--------------------------------------------------------------------------------
CLASS A                                           1.46%
CLASS B                                           2.44%
CLASS C                                           2.36%
CLASS F                                           1.44%
CLASS R                                           1.17%
CLASS T                                           1.77%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.2%

AIR FREIGHT & LOGISTICS--4.2%
    489,747    Hub Group, Inc. Class A*                             $  12,268,158
    172,440    UTI Worldwide, Inc.                                     12,005,273
                                                                    -------------
                                                                       24,273,431
                                                                    -------------
ALUMINUM--0.3%
     93,825    Century Aluminum Company*                                1,914,030
                                                                    -------------
APPLICATION SOFTWARE--2.2%
    962,736    Epicor Software Corporation*                            12,708,115
                                                                    -------------
ASSET MANAGEMENT & CUSTODY BANKS--2.1%
    173,275    Affiliated Managers Group, Inc.*                        11,839,881
                                                                    -------------
AUTOMOTIVE RETAIL--1.9%
    667,150    CSK Auto Corporation*                                   11,128,062
                                                                    -------------
BIOTECHNOLOGY--2.0%
    889,275    Alkermes, Inc.*                                         11,756,216
                                                                    -------------
CASINOS & GAMING--5.7%
    409,207    Pinnacle Entertainment, Inc.*                            8,004,089
    115,450    Scientific Games Corporation*                            3,109,069
    650,125    WMS Industries, Inc.*                                   21,941,719
                                                                    -------------
                                                                       33,054,877
                                                                    -------------
COMMUNICATIONS EQUIPMENT--5.4%
    251,090    Harris Corporation                                       7,836,519
    417,700    SafeNet, Inc.*                                          14,226,862
    547,825    Tekelec*                                                 9,203,460
                                                                    -------------
                                                                       31,266,841
                                                                    -------------
CONSUMER FINANCE--1.9%
    309,725    First Marblehead Corporation*                           10,858,959
                                                                    -------------
DIVERSIFIED METALS & MINING--1.2%
    296,600    Alpha Natural Resources, Inc.*                           7,082,808
                                                                    -------------
EDUCATION SERVICES--3.5%
    352,710    Education Management Corporation*                       11,896,908
    251,450    Universal Technical Institute, Inc.*                     8,348,140
                                                                    -------------
                                                                       20,245,048
                                                                    -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.1%
  1,048,790    Aeroflex, Inc.*                                          8,809,836
    106,732    Cogent, Inc.*                                            3,047,199
                                                                    -------------
                                                                       11,857,035
                                                                    -------------
ELECTRONIC MANUFACTURING SERVICES--1.7%
    246,980    Trimble Navigation Limited*                              9,624,811
                                                                    -------------
GENERAL MERCHANDISE STORES--1.2%
    212,570    Tuesday Morning Corporation                              6,700,206
                                                                    -------------
GOLD--0.6%
    184,200    Glamis Gold Limited*                                     3,170,082
                                                                    -------------
HEALTHCARE DISTRIBUTORS--1.9%
    263,559    Henry Schein, Inc.*                                     10,942,970
                                                                    -------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT--5.1%
    371,850    ArthroCare Corporation*                              $  12,992,439
    539,664    I-Flow Corporation*                                      8,980,009
    213,475    Kyphon, Inc.*                                            7,426,795
                                                                    -------------
                                                                       29,399,243
                                                                    -------------
HEALTHCARE SERVICES--1.2%
    469,062    Option Care, Inc.                                        6,613,774
                                                                    -------------
HEALTHCARE SUPPLIES--1.1%
    469,747    ev3, Inc.*                                               6,529,483
                                                                    -------------
HOME FURNISHINGS--2.5%
    650,068    Tempur-Pedic International, Inc.*                       14,418,508
                                                                    -------------
HOTELS, RESORTS & CRUISE LINES--2.7%
    339,240    Gaylord Entertainment Company*                          15,771,268
                                                                    -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
    105,655    Resources Connection, Inc.*                              2,454,366
                                                                    -------------
INTERNET SOFTWARE & SERVICES--2.0%
    997,327    Digitas, Inc.*                                          11,379,501
                                                                    -------------
IT CONSULTING & OTHER SERVICES--1.1%
    279,775    Kanbay International, Inc.*                              6,465,600
                                                                    -------------
LEISURE FACILITIES--1.2%
    202,550    Life Time Fitness, Inc.*                                 6,645,666
                                                                    -------------
LEISURE PRODUCTS--1.5%
    429,542    Marvel Enterprises, Inc.*                                8,470,568
                                                                    -------------
MULTI-LINE INSURANCE--1.4%
    216,625    HCC Insurance Holdings, Inc.                             8,203,589
                                                                    -------------
OIL & GAS DRILLING--3.8%
    562,700    Patterson-UTI Energy, Inc.                              15,659,941
    239,375    Pride International, Inc.*                               6,151,938
                                                                    -------------
                                                                       21,811,879
                                                                    -------------
OIL & GAS EQUIPMENT & SERVICES--1.8%
    386,625    Grant Prideco, Inc.*                                    10,226,231
                                                                    -------------
OIL & GAS EXPLORATION & PRODUCTION--1.7%
    165,050    KFx, Inc.*                                               2,358,565
    208,950    Spinnaker Exploration Company*                           7,415,636
                                                                    -------------
                                                                        9,774,201
                                                                    -------------
PHARMACEUTICALS--9.6%
    406,425    Endo Pharmaceuticals Holdings, Inc.*                    10,680,849
    771,982    Impax Laboratories, Inc.*                               12,120,117
    366,472    Inspire Pharmaceuticals, Inc.*                           3,085,694
    416,477    Medicis Pharmaceutical Corporation Class A              13,214,815
    227,241    MGI Pharma, Inc.*                                        4,944,764
    631,661    Salix Pharmaceuticals Limited*                          11,155,133
                                                                    -------------
                                                                       55,201,372
                                                                    -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
RESTAURANTS--2.7%
    252,398    RARE Hospitality International, Inc.*                $   7,690,567
    124,694    Red Robin Gourmet Burgers, Inc.*                         7,728,534
                                                                    -------------
                                                                       15,419,101
                                                                    -------------
SEMICONDUCTOR EQUIPMENT--1.4%
    799,905    Entegris, Inc.*                                          7,919,060
                                                                    -------------
SEMICONDUCTORS--2.7%
    291,375    Fairchild Semiconductor Corporation Class A*             4,297,781
    299,200    Intersil Corporation Class A                             5,615,984
    333,315    Semtech Corporation*                                     5,549,695
                                                                    -------------
                                                                       15,463,460
                                                                    -------------
SPECIALTY STORES--4.0%
    142,050    Guitar Center, Inc.*                                     8,291,459
    496,504    Petco Animal Supplies, Inc.                             14,557,497
                                                                    -------------
                                                                       22,848,956
                                                                    -------------
SYSTEMS SOFTWARE--1.0%
    124,125    Quality Systems, Inc.                                    5,881,043
                                                                    -------------
THRIFTS & MORTGAGE FINANCE--2.3%
    327,075    BankAtlantic Bancorp, Inc.                               6,198,071
    510,075    NewAlliance Bancshares, Inc.                             7,166,554
                                                                    -------------
                                                                       13,364,625
                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS--3.0%
    624,575    Hughes Supply, Inc.                                     17,550,558
                                                                    -------------
TRUCKING--1.1%
    200,175    J.B. Hunt Transport Services, Inc.                       3,863,378
     97,525    Old Dominion Freight Line, Inc.*                         2,616,596
                                                                    -------------
                                                                        6,479,974
                                                                    -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$498,548,403)                                                  536,715,398
                                                                    -------------
COMMON STOCKS (FOREIGN)--3.2%
HOTELS, RESORTS & CRUISE LINES--1.3%
    132,200    Kerzner International Limited (BA)*                      7,528,790
                                                                    -------------
MARINE--1.9%
    255,100    Diana Shipping, Inc. (GR)                                3,734,664
    448,685    Dryships, Inc. (GR)                                      7,407,789
                                                                    -------------
                                                                       11,142,453
                                                                    -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$20,996,055)                                                    18,671,243
                                                                    -------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.5%

HOUSEHOLD APPLIANCES--2.5%
$ 14,400,000   Stanley Works, Inc.
               3.37% 7/1/05~                                       $   14,400,000
                                                                   --------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$14,400,000)                                          14,400,000
                                                                   --------------
TOTAL INVESTMENTS--98.9%
(TOTAL COST--$533,944,458)                                            569,786,641
                                                                   --------------
OTHER ASSETS AND LIABILITIES--1.1%                                      6,130,966
                                                                   --------------
NET ASSETS--100.0%                                                 $  575,917,607
                                                                   ==============

NOTES TO STATEMENT OF INVESTMENTS
*    NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $14,400,000, OR 2.5%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
     BA - BAHAMA ISLANDS
     GR - GREECE

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                  $  533,944,458
                                                                --------------
Investment securities, at market                                   569,786,641
Cash                                                                 1,478,335
Receivables:
   Investment securities sold                                       12,120,681
   Capital shares sold                                               6,691,639
   Dividends and interest                                              139,732
Other assets                                                            60,969
                                                                --------------
Total Assets                                                       590,277,997
                                                                --------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                   8,595,954
   Capital shares redeemed                                           4,823,779
   Advisory fees                                                       412,346
   Shareholder servicing fees                                           38,652
   Accounting fees                                                      27,085
   Distribution fees                                                   140,753
   Transfer agency fees                                                 45,090
   Custodian fees                                                        2,331
   Other                                                               274,400
                                                                --------------
Total Liabilities                                                   14,360,390
                                                                --------------
Net Assets                                                      $  575,917,607
                                                                ==============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                         $  862,131,267
Accumulated net investment loss                                     (3,411,438)
Accumulated net realized loss from security transactions          (318,644,405)
Net unrealized appreciation on investments
 and foreign currency translation                                   35,842,183
                                                                --------------
Total                                                           $  575,917,607
                                                                ==============

CLASS A
Net Assets                                                      $   54,392,814
Shares Outstanding                                                   1,942,499
Net Asset Value, Redemption Price Per Share                     $        28.00
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                  $        29.71

CLASS B
Net Assets                                                      $   15,622,624
Shares Outstanding                                                     586,432
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share         $        26.64

CLASS C
Net Assets                                                      $    5,118,001
Shares Outstanding                                                     191,892
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share         $        26.67

CLASS F
Net Assets                                                      $  437,626,004
Shares Outstanding                                                  15,653,110
Net Asset Value, Offering and Redemption Price Per Share        $        27.96

CLASS R
Net Assets                                                      $   61,841,720
Shares Outstanding                                                   2,175,314
Net Asset Value, Offering and Redemption Price Per Share        $        28.43

CLASS T
Net Assets                                                      $    1,316,444
Shares Outstanding                                                      48,143
Net Asset Value, Redemption Price Per Share                     $        27.34
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                  $        28.63

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $      991,113
Interest                                                               117,689
                                                                --------------
Total Investment Income                                              1,108,802
                                                                --------------

EXPENSES
Advisory fees--Note 2                                                2,620,725
Shareholder servicing fees--Note 2                                     241,103
Accounting fees--Note 2                                                171,008
Distribution fees--Note 2                                              610,725
Transfer agency fees--Note 2                                           337,826
Registration fees                                                       32,140
Postage and mailing expenses                                            67,275
Custodian fees and expenses--Note 2                                     14,644
Printing expenses                                                       74,900
Legal and audit fees                                                   113,894
Directors' fees and expenses--Note 2                                    58,080
Other expenses                                                          76,694
                                                                --------------
   Total Expenses                                                    4,419,014
   Earnings Credits                                                    (14,644)
   Reimbursed/Waived Expenses                                           (9,574)
                                                                --------------
   Net Expenses                                                      4,394,796
                                                                --------------
Net Investment Loss                                                 (3,285,994)
                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                          71,399,727
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                   (92,393,684)
                                                                --------------
Net Realized and Unrealized Loss                                   (20,993,957)
                                                                --------------
Net Decrease in Net Assets Resulting from Operations            $  (24,279,951)
                                                                ==============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                               6/30/05            12/31/04
OPERATIONS
Net Investment Loss                                        $     (3,285,994)  $    (8,291,203)
Net Realized Gain on Security Transactions                       71,399,727        74,597,741
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                (92,393,684)        5,007,548
                                                           ----------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (24,279,951)       71,314,086
                                                           ----------------   ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                       (9,243,790)      (20,072,155)
   Class B                                                       (2,462,182)       (3,926,079)
   Class C                                                       (1,291,901)       (2,295,210)
   Class F                                                      (94,085,091)     (143,830,150)
   Class R                                                       (8,253,704)           25,138
   Class T                                                         (278,376)         (302,253)
                                                           ----------------   ---------------
Net Decrease from Capital Share Transactions                   (115,615,044)     (170,400,709)
                                                           ----------------   ---------------
Net Decrease in Net Assets                                     (139,894,995)      (99,086,623)
                                                           ----------------   ---------------

NET ASSETS
Beginning of period                                        $    715,812,602   $   814,899,225
                                                           ----------------   ---------------
End of period                                              $    575,917,607   $   715,812,602
                                                           ================   ===============

Accumulated Net Investment Loss                            $     (3,411,438)  $      (125,444)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        28.82    $   26.04   $   19.09   $   28.50   $   34.79
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.40)       (0.64)      (0.36)      (0.31)      (0.17)
Net realized and unrealized gains
 (losses) on securities                                  (0.42)        3.42        7.31       (9.10)      (6.02)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.82)        2.78        6.95       (9.41)      (6.19)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        28.00    $   28.82   $   26.04   $   19.09   $   28.50
                                                ===============================================================

TOTAL RETURN(a)                                          (2.85%)      10.68%      36.41%     (33.02%)    (17.78%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       54,393    $  65,763   $  79,630   $  67,184   $ 117,773
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              1.47%        1.38%       1.50%       1.35%       1.19%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.46%        1.37%       1.50%       1.35%       1.18%
Net investment loss                                      (1.09%)      (1.11%)     (1.25%)     (1.08%)     (0.58%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        27.55    $   25.12   $   18.60   $   28.03   $   34.49
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.81)       (1.07)      (0.81)      (0.69)      (0.45)
Net realized and unrealized gains
 (losses) on securities                                  (0.10)        3.50        7.33       (8.74)      (5.91)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.91)        2.43        6.52       (9.43)      (6.36)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        26.64    $   27.55   $   25.12   $   18.60   $   28.03
                                                ===============================================================

TOTAL RETURN(a)                                          (3.30%)       9.67%      35.05%     (33.64%)    (18.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       15,623    $  18,795   $  21,009   $  18,804   $  35,845
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              2.45%        2.30%       2.56%       2.26%       1.97%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   2.44%        2.29%       2.56%       2.26%       1.96%
Net investment loss                                      (2.07%)      (2.03%)     (2.31%)     (1.98%)     (1.35%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        27.57    $   25.14   $   18.60   $   28.05   $   34.51
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (1.32)       (1.53)      (0.94)      (0.86)      (0.48)
Net realized and unrealized gains
 (losses) on securities                                   0.42         3.96        7.48       (8.59)      (5.88)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.90)        2.43        6.54       (9.45)      (6.36)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        26.67    $   27.57   $   25.14   $   18.60   $   28.05
                                                ===============================================================

TOTAL RETURN(a)                                          (3.26%)       9.67%      35.16%     (33.69%)    (18.42%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        5,118    $   6,668   $   8,352   $   7,794   $  17,031
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              2.37%        2.28%       2.52%       2.27%       1.98%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   2.36%        2.27%       2.52%       2.26%       1.96%
Net investment loss                                      (2.00%)      (2.01%)     (2.28%)     (1.99%)     (1.36%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        28.77    $   25.98   $   19.04   $   28.45   $   34.74
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.60)       (0.69)      (0.35)      (0.36)      (0.20)
Net realized and unrealized gains
 (losses) on securities                                  (0.21)        3.48        7.29       (9.05)      (5.99)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.81)        2.79        6.94       (9.41)      (6.19)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        27.96    $   28.77   $   25.98   $   19.04   $   28.45
                                                ===============================================================

TOTAL RETURN                                             (2.82%)      10.74%      36.45%     (33.08%)    (17.81%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      437,626    $ 550,622   $ 638,880   $ 498,970   $ 847,330
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(b)              1.45%        1.35%       1.53%       1.41%       1.25%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.44%        1.34%       1.53%       1.40%       1.24%
Net investment loss                                      (1.07%)      (1.08%)     (1.29%)     (1.13%)     (0.64%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 134%          98%        130%        128%        110%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        29.22    $   26.32   $   19.23   $   28.64   $   34.87
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.21)       (0.24)      (0.17)      (0.18)      (0.08)
Net realized and unrealized gains
 (losses) on securities                                  (0.58)        3.14        7.26       (9.23)      (6.05)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.79)        2.90        7.09       (9.41)      (6.13)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        28.43    $   29.22   $   26.32   $   19.23   $   28.64
                                                ===============================================================

TOTAL RETURN                                             (2.70%)      11.02%      36.87%     (32.86%)    (17.57%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       61,842    $  72,317   $  65,240   $  42,872   $  61,163
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(b)              1.18%        1.11%       1.21%       1.10%       0.95%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.17%        1.10%       1.21%       1.10%       0.94%
Net investment loss                                      (0.81%)      (0.83%)     (0.96%)     (0.82%)     (0.38%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 134%          98%        130%        128%        110%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        28.18    $   25.55   $   18.79   $   28.24   $   34.69
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.62)       (0.65)      (0.31)      (0.54)      (0.33)
Net realized and unrealized gains
 (losses) on securities                                  (0.22)        3.28        7.07       (8.91)      (6.02)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.84)        2.63        6.76       (9.45)      (6.35)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        27.34    $   28.18   $   25.55   $   18.79   $   28.24
                                                ===============================================================

TOTAL RETURN(a)                                          (2.98%)      10.29%      35.98%     (33.46%)    (18.30%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                $        1,316    $   1,648   $   1,788   $   1,291   $   2,341
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              1.78%        1.71%       1.91%       2.06%       1.83%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.77%        1.70%       1.90%       2.06%       1.82%
Net investment loss                                      (1.41%)      (1.44%)     (1.66%)     (1.79%)     (1.24%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(a). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $150,085 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $35,380 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                               TRANSFER
                                                             AGENCY FEES
         ---------------------------------------------------------------
         Class A                                             $    17,973
         Class B                                             $    24,557
         Class C                                             $     6,085
         Class R                                             $    11,506
         Class T                                             $       975

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $7,868 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $241,350 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $528,304 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                  N/A         $ 62,340

         Class B                             $ 60,555         $ 20,185

         Class C                             $ 20,059         $  6,686

         Class T                             $  1,807         $  1,807

During the six months ended June 30, 2005, DSC retained $65 and $2 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $32,602 and $613 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                              AMOUNT OF WAIVER
         ------------------------------------------------------------
         9/1/04 to 8/31/05                              $  200,000
         9/1/05 to 8/31/06                              $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $9,574, which reduced the amount paid to Mellon Bank to $5,070.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

         EXPIRATION                                             AMOUNT
         ----------------------------------------------------------------
         2009                                               $ 138,824,492
         2010                                               $ 230,439,968
         2011                                               $  14,100,468
                                                            -------------
                                                            $ 383,364,928
                                                            =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Federal Tax Cost                                   $ 539,388,769
         Gross Tax Appreciation of Investments              $  51,400,189
         Gross Tax Depreciation of Investments              $ (21,002,317)
         Net Tax Appreciation                               $  30,397,872

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                          SIX MONTHS ENDED                YEAR ENDED
                           JUNE 30, 2005               DECEMBER 31, 2004
                     SHARES         AMOUNT          SHARES         AMOUNT
CLASS A
Sold                  382,244   $   10,500,581       606,846   $   16,285,433
Redeemed             (721,857)  $  (19,744,371)   (1,383,103)  $  (36,357,588)
                     --------------------------------------------------------
Net Decrease         (339,613)  $   (9,243,790)     (776,257)  $  (20,072,155)
                     ========================================================
CLASS B
Sold                    3,570   $       92,321         7,176   $      180,419
Redeemed              (99,385)  $   (2,554,503)     (161,266)  $   (4,106,498)
                     --------------------------------------------------------
Net Decrease          (95,815)  $   (2,462,182)     (154,090)  $   (3,926,079)
                     ========================================================

                                  SIX MONTHS ENDED                    YEAR ENDED
                                   JUNE 30, 2005                  DECEMBER 31, 2004
                              SHARES           AMOUNT          SHARES          AMOUNT
CLASS C
Sold                             3,976    $      100,883          7,418    $      188,358
Redeemed                       (53,919)   $   (1,392,784)       (97,877)   $   (2,483,568)
                            -------------------------------------------------------------
Net Decrease                   (49,943)   $   (1,291,901)       (90,459)   $   (2,295,210)
                            =============================================================

CLASS F
Sold                         1,033,755    $   28,064,770      3,312,230    $   88,403,785
Redeemed                    (4,520,175)   $ (122,149,861)    (8,760,046)   $ (232,233,935)
                            -------------------------------------------------------------
Net Decrease                (3,486,420)   $  (94,085,091)    (5,447,816)   $ (143,830,150)
                            =============================================================

CLASS R
Sold                           213,594    $    5,907,686        568,863    $   15,239,651
Redeemed                      (513,322)   $  (14,161,390)      (572,087)   $  (15,214,513)
                            -------------------------------------------------------------
Net Increase (Decrease)       (299,728)   $   (8,253,704)        (3,224)   $       25,138
                            =============================================================

CLASS T
Sold                             4,017    $      106,229         15,867    $      408,647
Redeemed                       (14,335)   $     (384,605)       (27,379)   $     (710,900)
                            -------------------------------------------------------------
Net Decrease                   (10,318)   $     (278,376)       (11,512)   $     (302,253)
                            =============================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $496,258,083 and $636,707,104, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

DREYFUS FOUNDERS DISCOVERY FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-DIS-05

SEMIANNUAL REPORT

DREYFUS FOUNDERS
EQUITY GROWTH FUND*

INVESTMENT UPDATE
JUNE 30, 2005

*FORMERLY DREYFUS FOUNDERS GROWTH AND INCOME FUND.


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                              3
Fund Expenses                                                   10
Statement of Investments                                        12
Statement of Assets and Liabilities                             17
Statement of Operations                                         19
Statements of Changes in Net Assets                             20
Financial Highlights                                            21
Notes to Financial Statements                                   27

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

   Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

   To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                      DISTRIBUTOR
Founders Asset Management LLC           Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)          200 Park Avenue
210 University Boulevard, Suite 800     New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

OIL AND THE FEDERAL RESERVE
The investing environment during the first six months of 2005 can be simply characterized by two economic factors: rising oil prices and the Federal Reserve ratcheting up short-term interest rates in an effort to contain inflation. As a result, most indices posted modest declines during the period despite solid corporate earnings growth.

COMPANY-SPECIFIC IMPACTS
The Fund's strategy in pursuing growth opportunities by researching stocks on a company-by-company basis did not change during the period. Because of and in spite of this strategy, the Fund experienced a mixed lot of stock selection: the Fund had strong selection in numerous sectors as well as weak selection in others.

   Although the Fund's first quarter performance was solid relative to its large-cap growth fund peers, its performance in the second quarter proved disappointing. For the first half of 2005, the Dreyfus Founders Equity Growth Fund trailed the return of the Russell 1000 Growth Index, which returned -1.72%, and the Standard & Poor's 500 Index, which returned -0.81%.

[SIDENOTE]

"ALTHOUGH THE FUND'S FIRST QUARTER PERFORMANCE WAS SOLID RELATIVE TO ITS LARGE-CAP GROWTH FUND PEERS, ITS PERFORMANCE IN THE SECOND QUARTER PROVED DISAPPOINTING."

CONSUMER-RELATED STOCKS BOOSTED PERFORMANCE
Financials and consumer-related stocks had the largest positive impacts on the Fund's relative return during the period. Continued strength in consumer spending helped buoy consumer discretionary and consumer staples stocks, and the Fund overweighted the consumer discretionary sector with holdings positioned to benefit from the potential growth opportunities this trend provided. KOHL'S CORPORATION experienced a recovery in sales and earnings growth driven by new apparel products and improved corporate execution. Although a stable consumer spending backdrop helped J.C. PENNEY COMPANY'S sales, excellent execution helped lead the stock's favorable performance. Consumer staples stock GILLETTE COMPANY benefited from a buyout offer from Procter & Gamble Company and from solid fundamentals as well.

   The information technology sector, although underperforming for the period, did harbor stock-specific boons to Fund performance. Among these were APPLE COMPUTER, INC. and INTEL CORPORATION. Apple saw outstanding growth in revenue as well as earnings per share (EPS) driven primarily by the popularity of the company's iPod and Macintosh products. Strong demand for notebook computers helped drive Intel's processor unit. As a result, the company saw a rebound in revenue growth and improved gross and operating margin trends.

   Other individual strong performers during the half were found in the healthcare and industrials sectors. GENENTECH INC.'S solid sales and expanded uses for its cancer drugs, Avastin(TM) and Herceptin(R), drove stocK performance. Strong consumer travel demand and high energy prices allowed the airline industry to raise fares. In light of the tough industry operating conditions, this was welcome news that helped to lift the shares of AMR CORPORATION, the parent company of American Airlines.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Financials
   Consumer Discretionary
   Consumer Staples

INDUSTRIALS AND IT WEIGHED HEAVILY
Overweight positions and weak stock selection in the industrials and information technology (IT) sectors impeded the Fund's return for the period. Industrials holding W.W. GRAINGER, INC. exhibited sluggish sales trends and lower earnings expectations, which combined to drive the stock lower. In information technology, numerous underachieving issues weighed heavily on the Fund's performance for the period. Sluggish trends in Europe and poor execution in services drove a disappointing first quarter earnings report for INTERNATIONAL BUSINESS MACHINES CORPORATION, which was followed by a precipitous fall in stock price. MICROSOFT CORPORATION underperformed the market, although it delivered financial results that were in line with investor expectations. Poor execution, disappointing margin trends, and difficulties with certain projects overshadowed strong bookings and revenue growth for ACCENTURE LIMITED CLASS A, resulting in a materially lower stock price. An excess of semiconductor inventory led to lackluster industry growth despite

   LARGEST EQUITY HOLDINGS (ticker symbol)

      1. SPDR TRUST SERIES 1 (SPY)                   5.26%
      2. MICROSOFT CORPORATION (MSFT)                4.51%
      3. GILLETTE COMPANY (G)                        2.98%
      4. GENERAL ELECTRIC COMPANY (GE)               2.93%
      5. ROYAL CARIBBEAN CRUISES LIMITED (RCL)       2.59%
      6. JOHNSON & JOHNSON (JNJ)                     2.56%
      7. KOHL'S CORPORATION (KSS)                    2.43%
      8. CISCO SYSTEMS, INC. (CSCO)                  2.19%
      9. PFIZER, INC. (PFE)                          2.14%
     10. COLGATE-PALMOLIVE COMPANY (CL)              1.78%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Equity Growth Fund  S&P 500         Russell 1000
                 Class F Shares      Index           Growth Index
06/30/1995       $10,000.00          $10,000.00      $10,000.00
06/28/1996       $12,966.52          $12,600.05      $11,587.79
06/30/1997       $15,727.55          $16,972.14      $11,844.48
06/30/1998       $18,860.28          $22,091.36      $14,707.79
06/30/1999       $20,120.49          $27,118.52      $17,359.39
06/30/2000       $21,319.27          $29,084.32      $23,466.73
06/29/2001       $15,479.80          $24,771.03      $24,990.89
06/28/2002       $12,629.33          $20,315.14      $31,239.93
06/30/2003       $12,700.03          $20,366.21      $36,774.39
06/30/2004       $14,839.01          $24,258.20      $26,519.28
06/30/2005       $15,345.92          $25,792.11      $21,602.24

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Equity Growth Fund on 6/30/95 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. In future semiannual reports, the Fund's performance will no longer be compared to the Standard & Poor's 500 Index, as the Russell 1000 Growth Index is more reflective of the Fund's growth style of investing. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                          YEAR-TO-         1          5         10          SINCE
   CLASS (INCEPTION DATE)                   DATE+         YEAR      YEARS      YEARS      INCEPTION
   ------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)               (8.72%)       (2.81%)   (8.03%)       --        (8.07%)
   Without sales charge                    (3.09%)        3.13%    (6.94%)       --        (7.08%)

   B SHARES (12/31/99)
   With redemption*                        (7.24%)       (1.54%)   (7.66%)       --        (7.74%)
   Without redemption                      (3.38%)        2.46%    (7.32%)       --        (7.59%)

   C SHARES (12/31/99)
   With redemption**                       (4.40%)        1.51%    (7.64%)       --        (7.88%)
   Without redemption                      (3.43%)        2.51%    (7.64%)       --        (7.88%)

   F SHARES (7/5/38)                       (3.02%)        3.42%    (6.36%)     4.38%         N/A

   R SHARES (12/31/99)                     (2.85%)        3.49%    (6.60%)       --        (6.84%)

   T SHARES (12/31/99)
   With sales charge (4.50%)               (8.91%)       (3.43%)   (8.52%)       --        (8.66%)
   Without sales charge                    (4.66%)        1.12%    (7.67%)       --        (7.89%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

stable end-market demand. Combined with relatively high valuation, these factors led MAXIM INTEGRATED PRODUCTS, INC. to significantly underperform for the period. Although all of the aforementioned stocks were weak performers during the half, the Fund remained invested in these companies as it was our assessment that fundamental business trends may improve and these companies could benefit.

   Although strong performing issues were found in healthcare, a significant underweight position in this sector detracted from the Fund's performance.

   Finally, other notable poor performing stocks hampered the Fund's return, such as Avaya, Inc. and TIME WARNER, INC. Avaya experienced a large loss from a European subsidiary, along with sluggish overall sales trends in PBX (private branch exchange) telephone network equipment, which created a revenue and earnings shortfall in the first quarter of the period. Subsequently,

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Industrials
   Healthcare
   Information Technology

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Information Technology          28.54%
   Consumer Discretionary          19.33%
   Healthcare                      15.68%
   Consumer Staples                 9.34%
   Industrials                      9.11%
   Financials                       6.14%
   Energy                           1.28%
   Materials                        0.75%
   Telecommunications Services      0.54%
   Other                            5.26%
   Cash & Equivalents               4.03%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

the stock suffered and the Fund exited its position in the company. Consumer discretionary holding Time Warner experienced pressure during the period due to concerns over its second quarter earnings performance.

IN CONCLUSION
As of the end of the period, the Fund was positioned for an expanding economy, with significant exposure to information technology and consumer-related issues. Our strategy remains consistent moving into the second half of 2005; we continue to employ a bottom-up, research-driven approach in searching for the greatest growth opportunities for the portfolio.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                           BEGINNING          ENDING            EXPENSES PAID
                         ACCOUNT VALUE     ACCOUNT VALUE        DURING PERIOD*
                           (1/1/05)          (6/30/05)         (1/1/05-6/30/05)
--------------------------------------------------------------------------------
CLASS A ACTUAL            $  1,000.00       $    962.60            $  6.54
CLASS A HYPOTHETICAL         1,000.00          1,018.07               6.73

CLASS B ACTUAL               1,000.00            955.76              10.48
CLASS B HYPOTHETICAL         1,000.00          1,014.00              10.79

CLASS C ACTUAL               1,000.00            956.17               9.50
CLASS C HYPOTHETICAL         1,000.00          1,015.00               9.79

CLASS F ACTUAL               1,000.00            964.34               5.42
CLASS F HYPOTHETICAL         1,000.00          1,019.22               5.57

CLASS R ACTUAL               1,000.00            966.11               5.38
CLASS R HYPOTHETICAL         1,000.00          1,019.27               5.52

CLASS T ACTUAL               1,000.00            942.35              11.04
CLASS T HYPOTHETICAL         1,000.00          1,013.35              11.45

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                               EXPENSE RATIO
--------------------------------------------------------------------------------
CLASS A                                            1.34%
CLASS B                                            2.15%
CLASS C                                            1.95%
CLASS F                                            1.11%
CLASS R                                            1.10%
CLASS T                                            2.28%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.2%

AIRLINES--1.9%
         155,500   AMR Corporation*                                               $        1,883,100
         111,925   JetBlue Airways Corporation*                                            2,287,747
                                                                                  ------------------
                                                                                           4,170,847
                                                                                  ------------------
APPLICATION SOFTWARE--1.0%
          63,950   Autodesk, Inc.                                                          2,197,962
                                                                                  ------------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
          46,925   Northern Trust Corporation                                              2,139,311
          18,800   State Street Corporation                                                  907,100
                                                                                  ------------------
                                                                                           3,046,411
                                                                                  ------------------
BIOTECHNOLOGY--3.2%
          26,875   Amgen, Inc.*                                                            1,624,863
          24,775   Genentech, Inc.*                                                        1,988,937
          14,425   Genzyme Corporation*                                                      866,798
          28,875   Gilead Sciences, Inc.*                                                  1,270,211
          48,500   MedImmune, Inc.*                                                        1,295,920
                                                                                  ------------------
                                                                                           7,046,729
                                                                                  ------------------
BROADCASTING & CABLE TV--2.9%
          51,707   Clear Channel Communications, Inc.                                      1,599,298
          85,175   Comcast Corporation Special Class A*                                    2,550,991
          46,525   EchoStar Communications Corporation                                     1,402,729
          19,750   XM Satellite Radio Holdings, Inc. Class A*                                664,785
                                                                                  ------------------
                                                                                           6,217,803
                                                                                  ------------------
CASINOS & GAMING--0.5%
          16,225   Harrah's Entertainment, Inc.                                            1,169,336
                                                                                  ------------------
COMMUNICATIONS EQUIPMENT--3.5%
         248,838   Cisco Systems, Inc.*                                                    4,755,294
          23,725   Juniper Networks, Inc.*                                                   597,396
          61,325   Motorola, Inc.                                                          1,119,795
          31,575   QUALCOMM, Inc.                                                          1,042,291
                                                                                  ------------------
                                                                                           7,514,776
                                                                                  ------------------
COMPUTER & ELECTRONICS RETAIL--0.3%
          10,325   Best Buy Company, Inc.                                                    707,779
                                                                                  ------------------
COMPUTER HARDWARE--2.8%
          73,200   Apple Computer, Inc.*                                                   2,694,492
          46,125   International Business Machines Corporation                             3,422,475
                                                                                  ------------------
                                                                                           6,116,967
                                                                                  ------------------
COMPUTER STORAGE & PERIPHERALS--1.7%
         269,300   EMC Corporation*                                                        3,692,103
                                                                                  ------------------
CONSUMER ELECTRONICS--0.4%
          10,550   Harman International Industries, Inc.                                     858,348
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
          73,675   Automatic Data Processing, Inc.                                $        3,092,140
                                                                                  ------------------
DEPARTMENT STORES--2.8%
          13,700   J.C. Penney Company, Inc.                                                 720,346
          94,275   Kohl's Corporation*                                                     5,270,915
                                                                                  ------------------
                                                                                           5,991,261
                                                                                  ------------------
DIVERSIFIED BANKS--0.8%
          28,800   Wells Fargo & Company                                                   1,773,504
                                                                                  ------------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
          40,125   Emerson Electric Company                                                2,513,029
                                                                                  ------------------
EXCHANGE TRADED FUNDS--5.3%
          95,800   SPDR Trust Series 1                                                    11,411,696
                                                                                  ------------------
FOOD RETAIL--1.4%
         131,675   Safeway, Inc.                                                           2,974,538
                                                                                  ------------------
GENERAL MERCHANDISE STORES--3.1%
         144,925   Dollar General Corporation                                              2,950,673
          68,650   Target Corporation                                                      3,735,247
                                                                                  ------------------
                                                                                           6,685,920
                                                                                  ------------------
HEALTHCARE DISTRIBUTORS--0.9%
          46,125   Henry Schein, Inc.*                                                     1,915,110
                                                                                  ------------------
HEALTHCARE EQUIPMENT--0.3%
          14,675   Medtronic, Inc.                                                           760,018
                                                                                  ------------------
HEALTHCARE FACILITIES--1.3%
          50,975   Triad Hospitals, Inc.*                                                  2,785,274
                                                                                  ------------------
HEALTHCARE SUPPLIES--0.9%
          39,050   Charles River Laboratories International, Inc.*                         1,884,163
                                                                                  ------------------
HOME ENTERTAINMENT SOFTWARE--1.1%
          41,375   Electronic Arts, Inc.*                                                  2,342,239
                                                                                  ------------------
HOTELS, RESORTS & CRUISE LINES--1.6%
          44,400   Carnival Corporation                                                    2,422,020
          19,900   Starwood Hotels & Resorts Worldwide, Inc.                               1,165,543
                                                                                  ------------------
                                                                                           3,587,563
                                                                                  ------------------
HOUSEHOLD PRODUCTS--2.5%
          29,175   Clorox Company                                                          1,625,631
          77,525   Colgate-Palmolive Company                                               3,869,273
                                                                                  ------------------
                                                                                           5,494,904
                                                                                  ------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
          31,825   Monster Worldwide, Inc.*                                                  912,741
                                                                                  ------------------
HYPERMARKETS & SUPER CENTERS--1.0%
          46,500   Wal-Mart Stores, Inc.                                                   2,241,300
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--2.9%
         183,325   General Electric Company                                                6,352,211
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--1.3%
          10,950   ConocoPhillips                                                 $          629,516
          37,591   ExxonMobil Corporation                                                  2,160,355
                                                                                  ------------------
                                                                                           2,789,871
                                                                                  ------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
          18,825   Alltel Corporation                                                      1,172,421
                                                                                  ------------------
INTERNET SOFTWARE & SERVICES--0.6%
          41,650   Yahoo!, Inc.*                                                           1,443,173
                                                                                  ------------------
INVESTMENT BANKING & BROKERAGE--1.1%
          15,575   Goldman Sachs Group, Inc.                                               1,588,962
          16,875   Morgan Stanley                                                            885,431
                                                                                  ------------------
                                                                                           2,474,393
                                                                                  ------------------
LEISURE FACILITIES--2.6%
         116,175   Royal Caribbean Cruises Limited                                         5,618,223
                                                                                  ------------------
LIFE & HEALTH INSURANCE--0.0%
             250   Aflac, Inc.                                                                10,820
                                                                                  ------------------
MOVIES & ENTERTAINMENT--4.4%
          19,925   DreamWorks Animation SKG, Inc.*                                           522,035
         226,000   Time Warner, Inc.*                                                      3,776,460
          63,950   Viacom, Inc. Class B                                                    2,047,679
         125,225   Walt Disney Company                                                     3,153,166
                                                                                  ------------------
                                                                                           9,499,340
                                                                                  ------------------
MULTI-LINE INSURANCE--0.4%
          13,650   American International Group, Inc.                                        793,065
                                                                                  ------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
          25,224   Citigroup, Inc.                                                         1,166,106
                                                                                  ------------------
PERSONAL PRODUCTS--3.3%
          19,425   Avon Products, Inc.                                                       735,236
         127,850   Gillette Company                                                        6,473,046
                                                                                  ------------------
                                                                                           7,208,282
                                                                                  ------------------
PHARMACEUTICALS--9.1%
          66,100   Abbott Laboratories                                                     3,239,561
          14,700   Eli Lilly and Company                                                     818,937
          85,575   Johnson & Johnson                                                       5,562,375
          78,800   MGI Pharma, Inc.*                                                       1,714,688
         168,242   Pfizer, Inc.                                                            4,640,114
          82,600   Wyeth                                                                   3,675,700
                                                                                  ------------------
                                                                                          19,651,375
                                                                                  ------------------
PROPERTY & CASUALTY INSURANCE--1.1%
          39,075   Allstate Corporation                                                    2,334,731
                                                                                  ------------------
RAILROADS--1.4%
          47,350   Union Pacific Corporation                                               3,068,280
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.8%
          14,475   KLA-Tencor Corporation                                         $          632,558
          42,700   Novellus Systems, Inc.*                                                 1,055,117
                                                                                  ------------------
                                                                                           1,687,675
                                                                                  ------------------
SEMICONDUCTORS--7.4%
          76,550   Broadcom Corporation*                                                   2,718,291
         147,228   Intel Corporation                                                       3,836,762
          99,900   Linear Technology Corporation                                           3,665,331
          89,525   Maxim Integrated Products, Inc.                                         3,420,750
          26,800   Microchip Technology, Inc.                                                793,816
          54,475   Texas Instruments, Inc.                                                 1,529,113
                                                                                  ------------------
                                                                                          15,964,063
                                                                                  ------------------
SOFT DRINKS--1.1%
          56,525   Coca-Cola Company                                                       2,359,919
                                                                                  ------------------
SPECIALTY CHEMICALS--0.8%
          29,225   Sigma-Aldrich Corporation                                               1,637,769
                                                                                  ------------------
SPECIALTY STORES--0.5%
          19,275   PETsMART, Inc.                                                            584,996
          16,200   Tiffany & Company                                                         530,712
                                                                                  ------------------
                                                                                           1,115,708
                                                                                  ------------------
SYSTEMS SOFTWARE--6.2%
         393,841   Microsoft Corporation                                                   9,783,010
         120,875   Oracle Corporation*                                                     1,595,550
          99,400   Symantec Corporation*                                                   2,160,956
                                                                                  ------------------
                                                                                          13,539,516
                                                                                  ------------------
THRIFTS & MORTGAGE FINANCE--0.8%
          44,425   The PMI Group, Inc.                                                     1,731,687
                                                                                  ------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
          30,775   W.W. Grainger, Inc.                                                     1,686,162
                                                                                  ------------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$193,384,313)                                                                     202,409,251
                                                                                  ------------------

COMMON STOCKS (FOREIGN)--2.7%

APPLICATION SOFTWARE--0.5%
          27,000   SAP AG Sponsored ADR (GE)                                               1,169,100
                                                                                  ------------------
AUTO PARTS & EQUIPMENT--0.2%
          11,900   Autoliv, Inc. (SW)                                                        521,220
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--0.5%
          37,050   Tyco International Limited (BD)                                         1,081,860
                                                                                  ------------------
IT CONSULTING & OTHER SERVICES--1.0%
          95,900   Accenture Limited Class A (BD)*                                         2,174,053
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
SEMICONDUCTORS--0.5%
          33,450   ATI Technologies, Inc. (CA)*                                   $          396,383
          16,100   Marvell Technology Group Limited (BD)*                                    612,444
                                                                                  ------------------
                                                                                           1,008,827
                                                                                  ------------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$6,321,928)                                                                         5,955,060
                                                                                  ------------------

PRINCIPAL AMOUNT                                                                      AMORTIZED COST
----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--6.0%

ELECTRONIC EQUIPMENT MANUFACTURERS--1.9%
$      4,186,000   Hitachi America Capital Limited
                   3.25% 7/1/05~                                                  $        4,186,000
                                                                                  ------------------
MULTI-LINE INSURANCE--4.1%
       8,800,000   AIG Funding, Inc.
                   3.23% 7/5/05                                                            8,796,842
                                                                                  ------------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$12,982,842)                                                             12,982,842
                                                                                  ------------------
TOTAL INVESTMENTS--101.9%
(TOTAL COST--$212,689,083)                                                               221,347,153
                                                                                  ------------------
OTHER ASSETS AND LIABILITIES--(1.9%)                                                      (4,215,668)
                                                                                  ------------------
NET ASSETS--100.0%                                                                $      217,131,485
                                                                                  ==================

NOTES TO STATEMENT OF INVESTMENTS
*   NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $4,186,000, OR 1.9%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
    ADR - AMERICAN DEPOSITARY RECEIPT
    SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
    BD - BERMUDA
    CA - CANADA
    GE - GERMANY
    SW - SWEDEN

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                           $      212,689,083
                                                                         ------------------
Investment securities, at market                                                221,347,153
Cash                                                                                561,609
Receivables:
  Investment securities sold                                                      1,177,077
  Capital shares sold                                                                19,968
  Dividends and interest                                                            205,987
Other assets                                                                         41,902
                                                                         ------------------
Total Assets                                                                    223,353,696
                                                                         ------------------

LIABILITIES
Payables and other accrued liabilities:
  Investment securities purchased                                                 5,945,089
  Capital shares redeemed                                                            16,695
  Advisory fees                                                                     118,502
  Shareholder servicing fees                                                         21,519
  Accounting fees                                                                    10,939
  Distribution fees                                                                  25,388
  Transfer agency fees                                                                5,119
  Custodian fees                                                                        358
  Other                                                                              78,602
                                                                         ------------------
Total Liabilities                                                                 6,222,211
                                                                         ------------------
Net Assets                                                               $      217,131,485
                                                                         ==================

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                  $      301,379,297
Undistributed net investment income                                                 429,560
Accumulated net realized loss from security transactions                        (93,335,442)
Net unrealized appreciation on investments and foreign currency
  translation                                                                     8,658,070
                                                                         ------------------
Total                                                                    $      217,131,485
                                                                         ==================

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                               $        1,228,317
Shares Outstanding                                                                  260,772
Net Asset Value, Redemption Price Per Share                              $             4.71
Maximum offering price per share (net asset value
  plus sales charge of 5.75% of offering price)                          $             5.00

CLASS B
Net Assets                                                               $        1,710,970
Shares Outstanding                                                                  373,538
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $             4.58

CLASS C
Net Assets                                                               $        1,749,053
Shares Outstanding                                                                  388,843
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $             4.50

CLASS F
Net Assets                                                               $      212,196,866
Shares Outstanding                                                               44,089,827
Net Asset Value, Offering and Redemption Price Per Share                 $             4.81

CLASS R
Net Assets                                                               $          245,640
Shares Outstanding                                                                   51,518
Net Asset Value, Offering and Redemption Price Per Share                 $             4.77

CLASS T
Net Assets                                                               $              639
Shares Outstanding                                                                      142
Net Asset Value, Redemption Price Per Share                              $             4.50
Maximum offering price per share (net asset value
  plus sales charge of 4.50% of offering price)                          $             4.71

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                $        1,127,519
Interest                                                                            168,257
Foreign taxes withheld                                                                 (680)
                                                                         ------------------
Total Investment Income                                                           1,295,096
                                                                         ------------------

EXPENSES
Advisory fees--Note 2                                                               726,204
Shareholder servicing fees--Note 2                                                  129,453
Accounting fees--Note 2                                                              67,034
Distribution fees--Note 2                                                           100,245
Transfer agency fees--Note 2                                                         68,245
Registration fees                                                                    28,555
Postage and mailing expenses                                                         22,450
Custodian fees and expenses--Note 2                                                   6,170
Printing expenses                                                                    37,740
Legal and audit fees                                                                 40,492
Directors' fees and expenses--Note 2                                                 20,875
Other expenses                                                                       25,519
                                                                         ------------------
  Total Expenses                                                                  1,272,982
  Earnings Credits                                                                   (5,867)
  Reimbursed/Waived Expenses                                                         (3,930)
  Expense Offset to Broker Commissions                                               (3,895)
                                                                         ------------------
  Net Expenses                                                                    1,259,290
                                                                         ------------------
Net Investment Income                                                                35,806
                                                                         ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSLATION
Net Realized Gain on Security Transactions                                       11,155,865
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                               (18,108,512)
                                                                         ------------------
Net Realized and Unrealized Loss                                                 (6,952,647)
                                                                         ------------------
Net Decrease in Net Assets Resulting from Operations                     $       (6,916,841)
                                                                         ==================

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    6/30/05               12/31/04
OPERATIONS
Net Investment Income                                          $           35,806    $        1,263,861
Net Realized Gain on Security Transactions                             11,155,865            20,710,093
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                     (18,108,512)           (2,549,571)
                                                               ------------------    ------------------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                           (6,916,841)           19,424,383
                                                               ------------------    ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
  Class A                                                                       0                (3,007)
  Class F                                                                       0              (945,884)
  Class R                                                                       0                (1,108)
                                                               ------------------    ------------------
Net Decrease from Dividends and Distributions                                   0              (949,999)
                                                               ------------------    ------------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                  83,163               174,433
  Class B                                                                (330,586)              237,470
  Class C                                                               1,205,728               173,366
  Class F                                                             (14,434,999)          (18,116,372)
  Class R                                                                   6,076                29,755
  Class T                                                                 (30,229)                    0
  Class T Payment by Service Provider                                           0                   698
                                                               ------------------    ------------------
Net Decrease from Capital Share Transactions                          (13,500,847)          (17,500,650)
                                                               ------------------    ------------------
Net Increase (Decrease) in Net Assets                                 (20,417,688)              973,734
                                                               ------------------    ------------------

NET ASSETS
Beginning of period                                            $      237,549,173    $      236,575,439
                                                               ------------------    ------------------
End of period                                                  $      217,131,485    $      237,549,173
                                                               ==================    ==================

Undistributed Net Investment Income                            $          429,560    $          393,754

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003          2002          2001
                                                --------------       ---------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.86       $    4.49     $    3.44     $    4.66     $    5.73
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                             (0.00)(a)        0.02          0.03         (0.02)        (0.07)
Net realized and unrealized gains
 (losses) on securities                                  (0.15)           0.36          1.02         (1.20)        (1.00)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.15)           0.38          1.05         (1.22)        (1.07)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00           (0.01)         0.00          0.00          0.00
From net realized gains                                   0.00            0.00          0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00           (0.01)         0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.71       $    4.86     $    4.49     $    3.44     $    4.66
                                                ========================================================================

TOTAL RETURN(c)                                          (3.09%)          8.54%        30.52%       (26.18%)      (18.65%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        1,228       $   1,180     $     935     $     378     $     442
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)              1.35%           1.26%         1.49%         1.87%         2.98%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.34%           1.25%         1.48%         1.87%         2.98%
Net investment income (loss)                             (0.17%)          0.38%        (0.25%)       (0.67%)       (1.82%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 122%            115%          123%          152%          144%

(a). NET INVESTMENT LOSS FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                          YEAR ENDED
                                                ENDED JUNE 30,                       DECEMBER 31,
                                                     2005             2004          2003          2002          2001
                                                --------------     ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.74     $    4.40       $    3.40     $    4.61     $    5.65
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.05)        (0.00)(a)       (0.01)        (0.05)        (0.04)
Net realized and unrealized gains
 (losses) on securities                                  (0.11)         0.34            1.01         (1.16)        (1.00)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.16)         0.34            1.00         (1.21)        (1.04)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00          0.00            0.00          0.00          0.00
From net realized gains                                   0.00          0.00            0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00          0.00            0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.58     $    4.74       $    4.40     $    3.40     $    4.61
                                                ========================================================================

TOTAL RETURN(c)                                          (3.38%)        7.73%          29.41%       (26.25%)      (18.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        1,711     $   2,110       $   1,709     $   1,013     $   1,599
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)              2.16%         2.01%           2.30%         2.14%         2.20%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            2.15%         2.00%           2.30%         2.14%         2.19%
Net investment loss                                      (1.00%)       (0.34%)         (1.08%)       (0.95%)       (1.03%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 122%          115%            123%          152%          144%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003          2002          2001
                                                --------------       ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.66       $    4.32     $    3.34     $    4.55     $    5.66
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                             (0.02)(a)        0.04          0.04         (0.07)        (0.13)
Net realized and unrealized gains
 (losses) on securities                                  (0.14)           0.30          0.94         (1.14)        (0.98)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.16)           0.34          0.98         (1.21)        (1.11)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00            0.00          0.00          0.00          0.00
From net realized gains                                   0.00            0.00          0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00            0.00          0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.50       $    4.66     $    4.32     $    3.34     $    4.55
                                                ========================================================================

TOTAL RETURN(c)                                          (3.43%)          7.87%        29.34%       (26.59%)      (19.58%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        1,749       $     571     $     357     $     186     $     270
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)              1.97%           1.99%         2.29%         2.77%         3.17%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.95%           1.99%         2.28%         2.76%         3.16%
Net investment loss                                      (0.77%)         (0.24%)       (1.04%)       (1.55%)       (2.01%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 122%            115%          123%          152%          144%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.97% (2005), 1.99% (2004), 2.29% (2003), 3.02%
     (2002), AND 3.56% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003           2002            2001
                                                --------------       ------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.96       $    4.57     $    3.50      $    4.69       $    5.69
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     0.00(a)         0.02          0.00(a)        0.00(a)         0.00(a)
Net realized and unrealized gains
 (losses) on securities                                  (0.15)           0.39          1.07          (1.19)          (1.00)
                                                ---------------------------------------------------------------------------
Total from investment operations                         (0.15)           0.41          1.07          (1.19)          (1.00)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00           (0.02)         0.00(b)        0.00(b)         0.00
From net realized gains                                   0.00            0.00          0.00           0.00            0.00(b)
                                                ---------------------------------------------------------------------------
Total distributions                                       0.00           (0.02)         0.00           0.00            0.00
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.81       $    4.96     $    4.57      $    3.50       $    4.69
                                                ===========================================================================

TOTAL RETURN                                             (3.02%)          8.97%        30.67%        (25.33%)        (17.55%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      212,197       $ 233,410     $ 233,333      $ 191,701       $ 288,752
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)              1.12%           1.06%         1.13%          1.08%           1.14%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.11%           1.06%         1.13%          1.08%           1.14%
Net investment income                                     0.05%           0.56%         0.06%          0.11%           0.02%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                 122%            115%          123%           152%            144%

(a). NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001 AND FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 AND DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003          2002          2001
                                                --------------       ---------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.91       $    4.53     $    3.47     $    4.74     $    5.74
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.00(a)         0.03          0.06         (0.08)        (0.01)
Net realized and unrealized gains
 (losses) on securities                                  (0.14)           0.37          1.00         (1.19)        (0.99)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.14)           0.40          1.06         (1.27)        (1.00)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00           (0.02)         0.00          0.00          0.00
From net realized gains                                   0.00            0.00          0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00           (0.02)         0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.77       $    4.91     $    4.53     $    3.47     $    4.74
                                                ========================================================================

TOTAL RETURN                                             (2.85%)          8.88%        30.55%       (26.79%)      (17.39%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $          246       $     247     $     211     $      57     $      51
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)              1.11%           1.00%         1.35%         2.95%         2.73%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.10%           1.00%         1.35%         2.95%         2.72%
Net investment income (loss)                              0.06%           0.54%        (0.12%)       (1.78%)       (1.68%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                 122%            115%          123%          152%          144%

(a). NET INVESTMENT INCOME FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.11% (2005), 1.00% (2004), 1.35% (2003), 4.68%
     (2002), AND 82.23% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                          YEAR ENDED
                                                ENDED JUNE 30,                       DECEMBER 31,
                                                     2005             2004          2003          2002          2001
                                                --------------     ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.72     $    4.38     $    3.39     $    4.60     $    5.68
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.03)(a)     (0.01)        (0.23)        (0.30)        (0.09)
Net realized and unrealized gains
 (losses) on securities                                  (0.19)         0.25          1.22         (0.91)        (0.99)
                                                ----------------------------------------------------------------------
Total from investment operations                         (0.22)         0.24          0.99         (1.21)        (1.08)
----------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00          0.00          0.00          0.00          0.00
From net realized gains                                   0.00          0.00          0.00          0.00          0.00(b)
                                                ----------------------------------------------------------------------
Total distributions                                       0.00          0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------

Other:
Payment by Service Provider                                             0.10(c)       0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.50     $    4.72     $    4.38     $    3.39     $    4.60
                                                ======================================================================

TOTAL RETURN(d)                                          (4.66%)        7.76%        29.20%       (26.30%)      (18.99%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $            1     $      32     $      30     $      33     $     127
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(e):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(f)              2.28%         1.90%         2.27%         2.47%         3.14%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            2.28%         1.90%         2.26%         2.46%         3.13%
Net investment loss                                      (1.18%)       (0.29%)       (1.11%)       (1.29%)       (1.96%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rat(g)                                  122%          115%          123%          152%          144%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). A SERVICE PROVIDER REIMBURSED THE FUND'S CLASS T SHARES FOR LOSSES RESULTING FROM CERTAIN SHAREHOLDER ADJUSTMENTS WHICH OTHERWISE WOULD HAVE REDUCED TOTAL RETURN BY 2.28%.
(d). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(e). ANNUALIZED.
(f). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.28% (2005), 1.90% (2004), 2.27% (2003), 3.71%
     (2002), AND 6.32% (2001).
(g). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Equity Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $123,895 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $53,155 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                            TRANSFER
                                                          AGENCY FEES
       --------------------------------------------------------------
       Class A                                              $ 1,308
       Class B                                              $ 2,535
       Class C                                              $   535
       Class R                                              $   278
       Class T                                              $    82

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $2,830 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid

$10,352 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $88,048 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                      DISTRIBUTION      SHAREHOLDER
                                          FEES        SERVICING FEES
       --------------------------------------------------------------
       Class A                              N/A           $ 1,479
       Class B                          $ 6,808           $ 2,269
       Class C                          $ 5,368           $ 1,789
       Class T                          $    21           $    21

During the six months ended June 30, 2005, DSC retained $1,012 in sales commissions from the sales of Class A shares. DSC also retained $3,013 and $1 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

         TIME PERIOD                                  AMOUNT OF WAIVER
       ---------------------------------------------------------------
       9/1/04 to 8/31/05                                 $ 200,000
       9/1/05 to 8/31/06                                 $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $3,930, which reduced the amount paid to Mellon Bank to $2,240.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

       EXPIRATION                                           AMOUNT
       ---------------------------------------------------------------
          2009                                           $  49,538,969
          2010                                           $  50,083,634
                                                         -------------
                                                         $  99,622,603
                                                         =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

       Post-October Capital Loss Deferral                $   1,658,174
       Undistributed Ordinary Income                     $     438,872
       Federal Tax Cost                                  $ 215,587,769
       Gross Tax Appreciation of Investments             $  13,239,381
       Gross Tax Depreciation of Investments             $  (7,479,997)
       Net Tax Appreciation                              $   5,759,384

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                         6/30/2005                     12/31/2004
                                                  SHARES        AMOUNT             SHARES        AMOUNT
CLASS A
Sold                                              75,762    $     357,669          167,335    $     765,894
Dividends or Distributions Reinvested                  0    $           0              404    $       1,961
Redeemed                                         (57,865)   $    (274,506)        (133,430)   $    (593,422)
                                                 ----------------------------------------------------------
Net Increase                                      17,897    $      83,163           34,309    $     174,433
                                                 ==========================================================

CLASS B
Sold                                               8,754    $      39,524          215,457    $     939,503
Redeemed                                         (80,169)   $    (370,110)        (159,027)   $    (702,033)
                                                 ----------------------------------------------------------
Net Increase (Decrease)                          (71,415)   $    (330,586)          56,430    $     237,470
                                                 ==========================================================

                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                       6/30/2005                       12/31/2004
                                                  SHARES        AMOUNT             SHARES        AMOUNT
CLASS C
Sold                                             293,918    $   1,331,214           63,935    $     278,992
Redeemed                                         (27,625)   $    (125,486)         (24,034)   $    (105,626)
                                              -------------------------------------------------------------
Net Increase                                     266,293    $   1,205,728           39,901    $     173,366
                                              =============================================================

CLASS F
Sold                                             376,500    $   1,808,532        1,109,016    $   5,075,748
Dividends or Distributions Reinvested                  0    $           0          165,648    $     819,960
Redeemed                                      (3,365,625)   $ (16,243,531)      (5,197,897)   $ (24,012,080)
                                              -------------------------------------------------------------
Net Decrease                                  (2,989,125)   $ (14,434,999)      (3,923,233)   $ (18,116,372)
                                              =============================================================

CLASS R
Sold                                               3,418    $      16,401           36,325    $     170,596
Dividends or Distributions Reinvested                  0    $           0              223    $       1,096
Redeemed                                          (2,195)   $     (10,325)         (32,838)   $    (141,937)
                                              -------------------------------------------------------------
Net Increase                                       1,223    $       6,076            3,710    $      29,755
                                              =============================================================

CLASS T
Sold                                                   0    $           0               14    $          65
Redeemed                                          (6,632)   $     (30,229)             (14)   $         (65)
                                              -------------------------------------------------------------
Net Decrease                                      (6,632)   $     (30,229)               0    $           0
                                              =============================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $136,246,320 and $152,600,440, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

DREYFUS FOUNDERS EQUITY GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-EQG-05

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
GOVERNMENT SECURITIES
FUND

DREYFUS FOUNDERS
MONEY MARKET FUND

INVESTMENT UPDATE
JUNE 30, 2005


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Government Securities Fund Management Overview                                 3
Fund Expenses                                                                  8
Government Securities Fund Statement of Investments                           10
Money Market Fund Statement of Investments*                                   13
Statements of Assets and Liabilities                                          16
Statements of Operations                                                      17
Statements of Changes in Net Assets                                           18
Government Securities Fund Financial Highlights                               19
Money Market Fund Financial Highlights                                        20
Notes to Financial Statements                                                 21

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

   Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

   To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Funds reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                        DISTRIBUTOR
Founders Asset Management LLC             Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)            200 Park Avenue
210 University Boulevard, Suite 800       New York, NY 10166
Denver, CO 80206

*This report includes financial information for the Money Market Fund as of June 30, 2005, but does not include a discussion of that Fund's performance.

   The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. The amounts of the Funds' holdings as of June 30, 2005 are included in the Statements of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

GOVERNMENT SECURITIES FUND
MANAGEMENT OVERVIEW

[PHOTO OF MARGARET DANUSER]

A DISCUSSION WITH PORTFOLIO MANAGER MARGARET DANUSER, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

For the six-month period ended June 30, 2005, Dreyfus Founders Government Securities Fund returned 1.70%. Although a gain, the Fund underperformed its benchmark, the Lehman Brothers U.S. Government Composite Index, which returned 2.93% for the same period.

A FLATTENING YIELD CURVE

Bonds had a negative first quarter, with Treasury yields rising except in the very long end of the yield curve. Yields crept higher mainly because of increasing oil prices, fears that the Federal Reserve would be more aggressive to effectively contain inflation, as well as wider credit spreads due to some high-profile corporate bond issuers experiencing rating downgrades. These factors led investors to become more risk-averse in the first few months of the year.

   The second quarter, however, saw a bond market reversal as Treasuries led the market higher in spite of two 25 basis point increases in the federal funds rate. The yield curve experienced a flattening: the 2-year to 10-year curve flattened to 28 basis points at the end of the second quarter from 71 basis points on March 31.(1) (To illustrate the flatness of the yield curve at the end of the second quarter, since 1976, the average 2-year to 10-year yield spread has been 76 basis points.(2))

----------
(1) Bloomberg, end-of-day yield history for March 31, 2005 and June 30, 2005.
(2) Merrill Lynch, "Market Economist," June 25, 2005.

[SIDENOTE]

"THE FUND SOLD SOME POSITIONS IN THE PORTFOLIO THROUGHOUT THE PERIOD WITH THE BELIEF THAT THESE POSITIONS WERE FULLY PRICED WITH THE MARKET RALLY."

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Government Securities     Lehman Brothers U.S.
                 Fund Class F Shares       Gov't Comp. Index
06/30/1995       $10,000.00                $10,000.00
06/28/1996       $10,292.01                $10,268.22
06/30/1997       $10,883.22                $10,594.28
06/30/1998       $11,967.47                $11,154.04
06/30/1999       $12,243.05                $11,710.65
06/30/2000       $12,545.31                $12,214.56
06/29/2001       $13,753.93                $12,790.96
06/28/2002       $14,860.00                $13,296.65
06/30/2003       $16,419.18                $14,039.51
06/30/2004       $16,139.76                $15,791.41
06/30/2005       $16,913.15                $16,968.28

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Government Securities Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers.

The Lehman Brothers U.S. Government Composite Index reflects the performance of public obligations of the U.S. Treasury with a remaining maturity of one year or more and publicly issued debt of U.S. Government agencies and quasi-federal corporations. The total return figures cited for this index do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

   CLASS F SHARES                 YEAR-TO     1        5       10        SINCE
   INCEPTION DATE                  DATE+     YEAR    YEARS    YEARS    INCEPTION
   -----------------------------------------------------------------------------
   3/1/88                          1.70%     4.79%   6.16%    5.40%      5.88%

   Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes.

   + Total return is not annualized.

The long end of the bond market, which typically reacts to inflation expectations, rallied in the belief that the Federal Reserve is anticipatory in its move to contain inflation. The short-end, which is usually more responsive to federal rate changes, experienced a lowering, causing overall gains and a flatter yield curve.

THE FEDERAL RESERVE'S ACTIONS

The period saw the Federal Reserve succeed in appearing more transparent to the markets through rapid releases of meeting minutes and consistent policy announcements. The federal funds rate was raised to 3.25% at the end of June 2005, up from 1.00% in the second quarter of 2004. A rise in short-term interest rates and the subsequent drop in long-term bond yields led many bond market analysts to anticipate an inverted yield curve, which often presages economic slowdown.

TREASURIES AND LONGER-DATED SECURITIES BOOST RETURN

Overall, Fund performance for the period was driven by its positioning in Treasuries and in securities with longer-dated maturities. In the first quarter of the year, overweight Treasury and Agency weightings, limited mortgage exposure and a large cash position drove the Fund's performance. In the second quarter of the year, the Fund held 25.4% of assets in Treasuries, a sector that performed well. The Fund also held over 21% of assets in securities with maturities seven years or longer. This maturity sector beat its shorter counterparts, returning 7.14% for the second quarter.

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Government Sponsored Enterprises                        49.50%
   Treasuries                                              25.40%
   Domestic Mortgage                                        6.50%
   Foreign Government                                       4.90%
   Domestic Corporate                                       3.20%
   Cash                                                    10.50%

Government Sponsored Enterprises (GSEs) are not backed by the full faith and credit of the U.S. Government, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

CASH HAMPERS PERFORMANCE

The Fund sold some positions in the portfolio throughout the period with the belief that these positions were fully priced with the market rally. Most sectors appeared to be fully valued, causing the Fund to accumulate cash. Although a larger cash position acted as a buffer in the bond sell-off of the first three months of the year, this higher cash position was a drag on performance as bonds rallied in the second quarter.

   In the first quarter, the Fund's holdings in intermediate and longer-dated securities hurt performance as these sectors experienced sharper price drops than shorter-dated holdings. Alternately, shorter-dated securities hindered performance during the second quarter. This was due to the aforementioned flattening yield curve, with the short end selling off to keep up with the rising federal funds rate, while the long end of the curve rallied with confidence that the Federal Reserve would keep a "measured pace" of increases in an attempt to contain inflation.

IN CONCLUSION

The flatness of the yield curve, as existed at the end of the period, has historically indicated a pause or slowdown in economic activity. We will continue to monitor indications that the Federal Reserve may be nearing the end of its tightening cycle. Additionally, the markets are nearing the typical 18-month lag effect on the economy from the onset of the first Federal Reserve tightening in June 2004. Because of this, we will also monitor the data for indications of the health of the economy.


/s/ Margaret Danuser


Margaret Danuser
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of a Fund, you incur ongoing costs, including management fees, Rule 12b-1 fees (Government Securities Fund only), shareholder services fees, and other expenses. The expense examples shown below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense examples are based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense examples in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense examples in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios, and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the hypothetical expenses in the expense examples with the hypothetical expenses that appear in the shareholder reports of other funds.

GOVERNMENT SECURITIES FUND EXPENSE EXAMPLE

                                BEGINNING         ENDING          EXPENSES PAID
                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                (1/1/05)         (6/30/05)      (1/1/05-6/30/05)
--------------------------------------------------------------------------------
ACTUAL                         $  1,000.00      $  1,012.09          $  4.90
HYPOTHETICAL                      1,000.00         1,019.87             4.92

*Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

MONEY MARKET FUND EXPENSE EXAMPLE

                                BEGINNING         ENDING          EXPENSES PAID
                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                (1/1/05)         (6/30/05)      (1/1/05-6/30/05)
--------------------------------------------------------------------------------
ACTUAL                         $  1,000.00      $  1,003.57          $  5.03
HYPOTHETICAL                      1,000.00         1,019.72             5.07

*Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio reflects reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--78.3%

AGENCY PASS THROUGH--2.8%
$    270,976   U.S. Small Business Administration Series 10-A
               6.64% 2/1/11                                         $    286,939
                                                                    ------------
GOVERNMENT SPONSORED ENTERPRISES--46.6%
     225,000   Federal Agricultural Mortgage Corporation
               6.865% 8/10/09                                            249,557
               Federal Farm Credit Bank:
     300,000   4.70% 12/10/14                                            309,300
     285,000   5.35% 6/16/14                                             307,777
               Federal Home Loan Bank:
     200,000   4.50% 11/15/12                                            204,430
     495,000   5.625% 2/15/08                                            516,503
               Federal Home Loan Mortgage Corporation:
     200,000   4.50% 1/15/15                                             203,686
     400,000   5.625% 3/15/11                                            431,880
               Federal National Mortgage Association:
     300,000   6.625% 10/15/07                                           318,096
     250,000   7.125% 6/15/10                                            284,720
               Federal National Mortgage Association Discount Note:
     200,000   3.16% 8/17/05                                             199,149
     200,000   3.332% 11/10/05                                           197,492
     100,000   Sallie Mae 7.35% 8/1/10                                   115,088
               Tennessee Valley Authority:
     500,000   4.75% 8/1/13                                              520,935
     500,000   5.375% 11/13/08                                           522,495
     350,000   7.125% 5/1/30                                             480,015
                                                                    ------------
                                                                       4,861,123
                                                                    ------------
MORTGAGE-BACKED SECURITIES: FHLMC/FNMA/SPONSORED--1.1%
      19,582   Federal Home Loan Mortgage Corporation
               7.50% 11/1/29 Pool #C32819                                 20,980
               Federal National Mortgage Association:
      24,632   6.50% 10/1/31 Pool #596063                                 25,551
      69,840   7.00% 3/1/12 Pool #373543                                  73,199
                                                                    ------------
                                                                         119,730
                                                                    ------------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--2.5%
               Government National Mortgage Association:
     155,338   6.00% 1/15/33 Pool #563709                                160,351
      99,426   6.50% 5/15/26 Pool #417388                                104,181
                                                                    ------------
                                                                         264,532
                                                                    ------------
U.S. TREASURY NOTES--25.3%
               U.S. Treasury Inflation Index Note:
     246,533   3.375% 1/15/12                                            275,357
     447,140   3.50% 1/15/11                                             495,684

PRINCIPAL AMOUNT                                                    MARKET VALUE
--------------------------------------------------------------------------------
               U.S. Treasury Note:
$    200,000   4.25% 8/15/14                                        $    204,782
     400,000   6.00% 8/15/09                                             434,608
     500,000   6.25% 2/15/07                                             520,860
     500,000   6.50% 8/15/05                                             502,030
     200,000   7.00% 7/15/06                                             206,930
                                                                    ------------
                                                                       2,640,251
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST--$7,884,245)                                                     8,172,575
                                                                    ------------
GOVERNMENT BONDS (FOREIGN)--4.9%
CAD  305,000   Province of Quebec
               6.50% 12/1/05 (CA)                                        252,783
CAD  305,000   Province of Saskatchewan
               6.00% 6/1/06 (CA)                                         256,186
                                                                    ------------
                                                                         508,969
                                                                    ------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST--$404,678)                                                         508,969
                                                                    ------------
CORPORATE BONDS (DOMESTIC)--3.2%
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.2%
$    300,000   Stanford University
               6.16% 4/30/11                                             328,640
                                                                    ------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$299,999)                                                         328,640
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--4.8%

ELECTRONIC EQUIPMENT MANUFACTURERS--4.8%
$    500,000   Hitachi America Capital Limited
               3.25% 7/1/05~                                        $    500,000
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES
(COST--$500,000)                                                         500,000
                                                                    ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
U.S. AGENCY DISCOUNT NOTES--6.7%
$    300,000   Federal Home Loan Bank
               3.15% 8/8/05                                         $    299,003
     400,000   Federal Home Loan Mortgage Corporation
               3.09% 7/6/05                                              399,828
                                                                    ------------
                                                                         698,831
                                                                    ------------
TOTAL U.S. AGENCY DISCOUNT NOTES
(COST--$698,831)                                                         698,831
                                                                    ------------
TOTAL INVESTMENTS--97.9%
(TOTAL COST--$9,787,753)                                              10,209,015
                                                                    ------------
OTHER ASSETS AND LIABILITIES--2.1%                                       221,615
                                                                    ------------
NET ASSETS--100.0%                                                  $ 10,430,630
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $500,000, OR 4.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
   CA - CANADA

   SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND
STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
U.S. AGENCY DISCOUNT NOTES--1.8%
$    600,000   Federal Farm Credit Bank Discount Note
               3.44% 3/17/06                                        $    585,150
                                                                    ------------
TOTAL U.S. AGENCY DISCOUNT NOTES
(COST--$585,150)                                                         585,150
                                                                    ------------

CORPORATE SHORT-TERM NOTES--97.7%

AGRICULTURAL PRODUCTS--4.2%
   1,370,000   Golden Peanut Company LLC
               3.07% 7/5/05                                            1,369,533
                                                                    ------------
AUTOMOBILE MANUFACTURERS--3.0%
   1,000,000   Toyota Motor Credit Corporation
               3.17% 7/15/05                                             998,767
                                                                    ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--4.6%
   1,500,000   Paccar Financial Corporation
               3.08% 7/13/05                                           1,498,460
                                                                    ------------
CONSUMER ELECTRONICS--4.2%
   1,400,000   Sharp Electronics Corporation
               3.25% 8/1/05                                            1,396,082
                                                                    ------------
DIVERSIFIED BANKS--3.6%
   1,200,000   HSBC Finance Corporation
               3.05% 7/6/05                                            1,199,492
                                                                    ------------
DIVERSIFIED CHEMICALS--3.3%
   1,100,000   E.I. du Pont de Nemours and Company
               3.13% 7/21/05                                           1,098,087
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT--4.9%
               Emerson Electric Company:
     900,000   2.98% 7/1/05~                                             900,000
     700,000   3.12% 7/12/05~                                            699,324
                                                                    ------------
                                                                       1,599,324
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
     500,000   Hitachi America Capital Limited
               3.20% 7/1/05~                                             500,000
                                                                    ------------
GENERAL MERCHANDISE STORES--4.2%
   1,400,000   Wal-Mart Stores, Inc.
               3.23% 8/30/05~                                          1,392,463
                                                                    ------------
HOUSEHOLD APPLIANCES--4.6%
   1,500,000   Stanley Works, Inc.
               3.07% 7/11/05~                                          1,498,721
                                                                    ------------
HOUSEHOLD PRODUCTS--3.0%
   1,000,000   Procter & Gamble Company
               3.07% 7/19/05~                                            998,465
                                                                    ------------

   SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.8%
               General Electric Capital Corporation:
$    500,000   3.06% 7/11/05                                        $    499,575
   1,100,000   3.25% 9/22/05                                           1,091,758
                                                                    ------------
                                                                       1,591,333
                                                                    ------------
MULTI-LINE INSURANCE--8.4%
   1,400,000   AIG Funding, Inc.
               3.25% 7/22/05                                           1,397,346
   1,400,000   American Family Financial Services
               3.20% 9/12/05                                           1,390,915
                                                                    ------------
                                                                       2,788,261
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--11.8%
   1,400,000   Merrill Lynch & Company
               3.08% 7/7/05                                            1,399,281
   1,400,000   Morgan Stanley
               3.22% 8/22/05                                           1,393,488
   1,100,000   National Rural Utilities Cooperative Finance
               3.13% 7/14/05                                           1,098,757
                                                                    ------------
                                                                       3,891,526
                                                                    ------------
PACKAGED FOODS & MEATS--3.9%
   1,300,000   Hershey Foods Corporation
               3.06% 7/20/05~                                          1,297,901
                                                                    ------------
PHARMACEUTICALS--3.6%
   1,200,000   Novartis Finance Corporation
               3.14% 7/8/05~                                           1,199,267
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--4.2%
   1,400,000   General RE Corporation
               3.03% 7/18/05                                           1,397,997
                                                                    ------------
PUBLISHING--2.4%
     800,000   Gannett Company
               3.11% 7/12/05~                                            799,240
                                                                    ------------
SOFT DRINKS--4.2%
   1,400,000   Pepsico, Inc.
               3.17% 7/25/05~                                          1,397,041
                                                                    ------------
SPECIAL PURPOSE ENTITY--13.3%
   1,400,000   CAFCO LLC
               3.26% 9/8/05~                                           1,391,252
   1,600,000   Ciesco LLC
               3.18% 7/26/05~                                          1,596,467

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
$  1,400,000   MetLife Funding, Inc.
               3.31% 8/23/05                                        $  1,393,178
                                                                    ------------
                                                                       4,380,897
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$32,292,857)                                         32,292,857
                                                                    ------------
TOTAL INVESTMENTS--99.5%
(TOTAL COST--$32,878,007)                                             32,878,007
                                                                    ------------
OTHER ASSETS AND LIABILITIES--0.5%                                       153,444
                                                                    ------------
NET ASSETS--100.0%                                                  $ 33,031,451
                                                                    ============

NOTES TO STATEMENT OF INVESTMENTS
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $13,670,141, OR 41.4%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.

CATEGORY                                                               VALUE (%)
--------------------------------------------------------------------------------
U.S. Agency Discount Notes                                                  1.80%
Corporate Short-Term Notes                                                 97.70%

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

                                                                      GOVERNMENT            MONEY
                                                                    SECURITIES FUND      MARKET FUND
ASSETS
Investment securities, at cost                                      $     9,787,753    $    32,878,007
                                                                    ---------------    ---------------
Investment securities, at market                                         10,209,015         32,878,007
Cash                                                                        116,974             90,428
Receivables:
  Capital shares sold                                                           250            162,621
  Dividends and interest                                                    119,439                  0
Directors deferred compensation                                              95,962             51,830
                                                                    ---------------    ---------------
Total Assets                                                             10,541,640         33,182,886
                                                                    ---------------    ---------------

LIABILITIES
Payables and other accrued liabilites:
  Capital shares redeemed                                                       588             69,599
  Advisory fees                                                               2,885             12,324
  Shareholder servicing fees                                                  1,295              5,392
  Accounting fees                                                               256                779
  Distribution fees                                                             196                  0
  Transfer agency fees                                                           37              1,915
  Custodian fees                                                                 42                326
  Directors deferred compensation                                            95,962             51,830
  Other                                                                       8,154              8,953
  Dividends                                                                   1,595                317
                                                                    ---------------    ---------------
Total Liabilities                                                           111,010            151,435
                                                                    ---------------    ---------------
Net Assets                                                          $    10,430,630    $    33,031,451
                                                                    ===============    ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                             $    10,154,274    $    33,029,560
Undistributed net investment income                                           4,005             21,324
Accumulated net realized loss from security transactions                   (148,945)           (19,433)
Net unrealized appreciation on investments
 and foreign currency translation                                           421,296                  0
                                                                    ---------------    ---------------
Total                                                               $    10,430,630    $    33,031,451
                                                                    ===============    ===============

CLASS F
Net Assets                                                          $    10,430,630    $    33,031,451
Shares Outstanding                                                        1,048,558         33,031,451
Net Asset Value, Offering and Redemption Price Per Share            $          9.95    $          1.00

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

                                                                      GOVERNMENT            MONEY
                                                                    SECURITIES FUND      MARKET FUND
INVESTMENT INCOME
Interest                                                            $       234,512    $       466,454
                                                                    ---------------    ---------------
Total Investment Income                                                     234,512            466,454
                                                                    ---------------    ---------------

EXPENSES
Advisory fees--Note 2                                                        31,829             85,576
Shareholder servicing fees--Note 2                                            9,098             31,519
Accounting fees--Note 2                                                       1,541              5,315
Distribution fees--Note 2                                                    12,242                  0
Transfer agency fees--Note 2                                                  3,655             11,985
Registration fees                                                             7,582             10,473
Postage and mailing expenses                                                    256              4,718
Custodian fees and expenses--Note 2                                           1,013              1,163
Printing expenses                                                             2,401             13,995
Legal and audit fees                                                          1,490              6,288
Directors' fees and expenses--Note 2                                          1,220              3,605
Other expenses                                                                2,473              8,003
                                                                    ---------------    ---------------
  Total Expenses                                                             74,800            182,640
  Earnings Credits                                                             (880)            (1,086)
  Reimbursed/Waived Expenses                                                (26,113)            (9,207)
                                                                    ---------------    ---------------
  Net Expenses                                                               47,807            172,347
                                                                    ---------------    ---------------
Net Investment Income                                                       186,705            294,107
                                                                    ---------------    ---------------

REALIZED AND UNREALIZED LOSS ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACATIONS
Net Realized Loss on:
  Security Transactions                                                     (14,778)                 0
  Foreign Currency Transactions                                                (103)                 0
                                                                    ---------------    ---------------
Net Realized Loss                                                           (14,881)                 0
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                            (10,377)                 0
                                                                    ---------------    ---------------
Net Realized and Unrealized Loss                                            (25,258)                 0
                                                                    ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                $       161,447    $       294,107
                                                                    ===============    ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                GOVERNMENT                          MONEY
                                                              SECURITIES FUND                    MARKET FUND
                                                     ------------------------------    -----------------------------
                                                       SIX MONTHS                        SIX MONTHS
                                                          ENDED         YEAR ENDED          ENDED        YEAR ENDED
                                                         6/30/05         12/31/04          6/30/05        12/31/04
OPERATIONS
Net Investment Income                                $     186,705    $     386,716    $     294,107   $     193,011
Net Realized Gain (Loss) on Security and Foreign
 Currency Transactions                                     (14,881)          75,280                0               0
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation           (10,377)        (144,437)               0               0
                                                     -------------    -------------    -------------   -------------
Net Increase in Net Assets Resulting from
 Operations                                                161,447          317,559          294,107         193,011
                                                     -------------    -------------    -------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income Class F                        (186,705)        (386,716)        (294,107)       (193,011)
                                                     -------------    -------------    -------------   -------------
Net Decrease from Dividends and Distributions             (186,705)        (386,716)        (294,107)       (193,011)
                                                     -------------    -------------    -------------   -------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease) from Capital Share
 Transactions--Note 4 Class F                              319,571       (2,603,251)      (3,026,260)     (9,036,232)
                                                     -------------    -------------    -------------   -------------
Net Increase (Decrease) in Net Assets                      294,313       (2,672,408)      (3,026,260)     (9,036,232)
                                                     -------------    -------------    -------------   -------------

NET ASSETS
Beginning of period                                  $  10,136,317    $  12,808,725    $  36,057,711   $  45,093,943
                                                     -------------    -------------    -------------   -------------
End of period                                        $  10,430,630    $  10,136,317    $  33,031,451   $  36,057,711
                                                     =============    =============    =============   =============
Undistributed Net Investment Income                  $       4,005    $       4,005    $      21,324   $      21,324

   SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                 SIX MONTHS                           YEAR ENDED
                                               ENDED JUNE 30,                        DECEMBER 31,
                                                   2005           2004           2003           2002           2001
                                                ----------     -------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     9.97     $    10.04     $    10.18     $     9.55     $     9.41
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                 0.19           0.35           0.34           0.38           0.45
Net realized and unrealized gains
 (losses) on securities                              (0.02)         (0.07)         (0.14)          0.63           0.14
                                                ----------------------------------------------------------------------
Total from investment operations                      0.17           0.28           0.20           1.01           0.59
----------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                           (0.19)         (0.35)         (0.34)         (0.38)         (0.45)
From net realized gains                               0.00           0.00           0.00           0.00           0.00
                                                ----------------------------------------------------------------------
Total distributions                                  (0.19)         (0.35)         (0.34)         (0.38)         (0.45)
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     9.95     $     9.97     $    10.04     $    10.18     $     9.55
                                                ======================================================================

TOTAL RETURN                                          1.70%          2.83%          2.03%         10.86%          6.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $   10,431     $   10,136     $   12,809     $   15,318     $   11,967
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(b)             1.00%          0.89%          0.95%          0.93%          1.00%
Expenses with reimbursements,
 earnings credits and brokerage offsets               0.98%          0.88%          0.94%          0.92%          0.98%
Net investment income                                 3.81%          3.47%          3.36%          3.90%          4.67%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                              22%            13%            52%            28%            73%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.53%
     (2005), 1.45% (2004), 1.50% (2003), 1.48% (2002), AND 1.50% (2001).
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                SIX MONTHS                                YEAR ENDED
                                              ENDED JUNE 30,                             DECEMBER 31,
                                                   2005           2004               2003               2002           2001
                                                ----------     ---------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     1.00     $     1.00         $     1.00         $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                 0.01           0.00(a),(b)        0.00(a),(b)        0.01           0.03
Net realized and unrealized gains
 (losses) on securities                               0.00           0.00               0.00               0.00           0.00
                                                ------------------------------------------------------------------------------
Total from investment operations                      0.01           0.00               0.00               0.01           0.03
------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                           (0.01)          0.00(c)            0.00(c)           (0.01)         (0.03)
From net realized gains                               0.00           0.00               0.00               0.00           0.00
                                                ------------------------------------------------------------------------------
Total distributions                                  (0.01)          0.00               0.00              (0.01)         (0.03)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     1.00     $     1.00         $     1.00         $     1.00     $     1.00
                                                ==============================================================================

TOTAL RETURN                                          0.86%          0.50%              0.34%              0.98%          3.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $   33,031     $   36,058         $   45,094         $   60,086     $   75,928
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(e)             1.02%          0.88%              0.83%              0.80%          0.79%
Expenses with reimbursements,
 earnings credits and brokerage offsets               1.01%          0.87%              0.83%              0.80%          0.79%
Net investment income                                 1.72%          0.48%              0.35%              0.98%          3.38%
------------------------------------------------------------------------------------------------------------------------------

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.07%
     (2005), 0.96% (2004), 0.91% (2003), 0.87% (2002), AND 0.84% (2001).

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds. All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Government Securities Fund and Dreyfus Founders Money Market Fund (individually, a "Fund" and collectively, the "Funds"). The Funds offer Class F shares. The following significant accounting policies have been consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATIONS--The Company's board of directors has adopted a policy that requires that Money Market Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing each security at its cost and thereafter accruing any discount or premium at a constant rate to maturity.

Debt securities held by Government Securities Fund with a remaining maturity greater than 60 days at the time of purchase are valued in accordance with the evaluated bid prices supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. Debt securities with a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. Premiums and discounts are amortized on all debt securities.

If market quotations are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Funds may invest at least a portion of their assets in foreign securities. In the event a Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve them from all income taxes. The Funds are treated as separate tax entities for federal income tax purposes.

INVESTMENT INCOME--Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends are declared daily and distributed monthly from net investment income, and capital gains (if any) are distributed annually.

Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of the Company's general expenses based on the relative net assets or the number of shareholder accounts of each Fund. The type of expense determines the allocation method.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specific potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Funds. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Funds compensate Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the respective Fund's net assets. The fee is 0.65% of the first $250 million of net assets, and 0.50% of the net assets in excess of $250 million for Government Securities Fund and 0.50% of the first $250 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $250 million of net assets and 0.35% of the net assets in excess of $750 million for Money Market Fund.

Founders has contractually agreed in writing to waive the portion of its management fee for the Government Securities Fund that exceeds 0.35% of the first $250 million of average net assets and 0.20% of the average net assets in excess of $250 million. Founders has also contractually agreed in writing to waive the portion of its management fee for the Money Market Fund that exceeds 0.45% of the first $250 million of average net assets, 0.40% of the next $250 million of average net assets, 0.35% of the next $250 million of average net assets, and 0.30% of average net assets in excess of $750 million. These waivers will extend through at least August 31, 2006, and will not be terminated without prior notice to the Company's board of directors. During the six months ended June 30, 2005, Founders waived $14,690 and $8,558 for Government Securities Fund and Money Market Fund, respectively.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. Each Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account of the Fund considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Government Securities Fund and Money Market Fund were charged $9,098 and $31,519, respectively, pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for the Funds. With the exception of out-of-pocket charges, the fees charged by DTI are paid by DSC. The out-of-pocket charges from DTI are paid by the Funds. During the six months ended June 30, 2005, Government Securities Fund and Money Market Fund were charged $3,410 and $11,985, respectively, for out-of-pocket transfer agent charges.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, Government Securities Fund and Money Market Fund were charged $123 and $436, respectively, for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Funds, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, Government Securities Fund and Money Market Fund paid $245 and $0, respectively, to these entities for such services. These amounts are included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION PLAN--DSC also is the distributor of the Funds' shares. Government Securities Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, Government Securities Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, $11,206 in expenses eligible for reimbursement under the plan were absorbed by Founders, which resulted in the Fund paying 0.01% under this plan. The 12b-1 fees for Government Securities Fund in excess of those needed to compensate third parties for distributing the Fund or servicing Fund shareholders will continue to be absorbed by Founders through at least August 31, 2006. This written contractual commitment will not be terminated without prior notice to the Company's board of directors.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee for each Fund is its respective pro rata share (based on the relative average daily net assets of all ten of the Company's series) of a fee computed at the annual rate of 0.06% of the average daily net assets of the ten series, taken as a whole, from $0 to $500 million and 0.02% of the net assets of the ten series, taken as a whole, in excess of $500 million. The Funds also reimburse Founders for reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Funds. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Funds held by the custodian. The Funds could have employed these assets elsewhere to produce income had they not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Company during the time periods and in the amounts set forth below:

        TIME PERIOD                             AMOUNT OF WAIVER
     -----------------------------------------------------------
     9/1/04 to 8/31/05                             $  200,000
     9/1/05 to 8/31/06                             $  200,000

The fee waiver is allocated among all series funds of the Company in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the fee waivers for Government Securities Fund and Money Market Fund were $217 and $649, respectively, which reduced the amounts paid to Mellon Bank to $796 and $514, respectively.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company's ten series. The amount paid to the director under the plan will be determined based upon the performance of the selected series. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Funds.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Funds, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Funds must satisfy under the income tax regulations and losses or tax deductions the Funds may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

                           GOVERNMENT SECURITIES FUND

     EXPIRATION                                                 AMOUNT
     -------------------------------------------------------------------
        2008                                                  $  134,064

                                MONEY MARKET FUND

     EXPIRATION                                                 AMOUNT
     -------------------------------------------------------------------
        2007                                                  $    5,448
        2008                                                  $   11,357
        2009                                                  $    2,628
                                                              ----------
                                                              $   19,433
                                                              ==========

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

                                                 GOVERNMENT           MONEY
                                               SECURITIES FUND     MARKET FUND
     Undistributed Ordinary Income             $         5,831   $       30,400
     Federal Tax Cost                          $     9,787,753   $   32,878,007
     Gross Tax Appreciation of Investments     $       459,193   $            0
     Gross Tax Depreciation of Investments     $       (37,931)  $            0
     Net Tax Appreciation                      $       421,262   $            0

4. CAPITAL SHARE TRANSACTIONS

Government Securities Fund is authorized to issue 100 million shares of $0.01 par value capital stock. Money Market Fund is authorized to issue 2 billion shares of $0.01 par value capital stock. Transactions in shares of the Funds for the periods indicated were as follows:

                                                          SIX MONTHS ENDED                        YEAR ENDED
                                                              6/30/05                              12/31/04
                                                       SHARES           AMOUNT               SHARES          AMOUNT
GOVERNMENT SECURITIES FUND--CLASS F:
Sold                                                    126,317    $     1,251,899            129,420    $     1,294,299
Dividends or Distributions Reinvested                    17,789    $       176,271             36,368    $       362,947
Redeemed                                               (111,787)   $    (1,108,599)          (425,657)   $    (4,260,497)
                                                     -------------------------------------------------------------------
Net Increase (Decrease)                                  32,319    $       319,571           (259,869)   $    (2,603,251)
                                                     ===================================================================

MONEY MARKET FUND--CLASS F:
Sold                                                  6,318,217    $     6,318,217         18,101,032    $    18,101,032
Dividends or Distributions Reinvested                   288,171    $       288,171            188,293    $       188,293
Redeemed                                             (9,632,648)   $    (9,632,648)       (27,325,557)   $   (27,325,557)
                                                     -------------------------------------------------------------------
Net Decrease                                         (3,026,260)   $    (3,026,260)        (9,036,232)   $    (9,036,232)
                                                     ===================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government obligations for the six months ended June 30, 2005 were $1,052,352 and $986,215, respectively, for Government Securities Fund.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Funds did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

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                                       30

                       This page intentionally left blank.

DREYFUS FOUNDERS FUNDS
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2005, is available through the Funds' website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-GMM-05

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2005


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                      3
Fund Expenses                                           10
Statement of Investments                                12
Statement of Assets and Liabilities                     17
Statement of Operations                                 19
Statements of Changes in Net Assets                     20
Financial Highlights                                    21
Notes to Financial Statements                           27

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

   Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

   To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                        DISTRIBUTOR
Founders Asset Management LLC             Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)            200 Park Avenue
210 University Boulevard, Suite 800       New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

TWO ECONOMIC FACTORS

Two economic factors greatly weighed on the markets during the first two quarters of the year. Crude oil prices climbed above $60 per barrel during the period, hitting historical highs on numerous occasions. Additionally, the Federal Reserve increased the federal funds rate by 100 basis points during the half in an effort to contain inflationary pressures. The combined effect of these two factors was reflected in the markets, as most indices posted modest declines during the period.

STOCK SELECTION WAS KEY

For the six months ended June 30, 2005, the Fund continued its bottom-up, fundamental-based growth-stock investment strategy. We continued to meet with company management teams and closely scrutinize companies against the current economic backdrop in an attempt to assemble the greatest growth potential for the Fund. This approach led us to select some strong-performing stocks during the period. However, weak stock selection also plagued some sectors, causing the Dreyfus Founders Growth Fund's return for the six months to underperform that of its benchmark, the Russell 1000 Growth Index, which returned -1.72% for the six-month period ended June 30, 2005.

[SIDENOTE]

"WE CONTINUED TO MEET WITH COMPANY MANAGEMENT TEAMS AND CLOSELY SCRUTINIZE COMPANIES AGAINST THE CURRENT ECONOMIC BACKDROP IN AN ATTEMPT TO ASSEMBLE THE GREATEST GROWTH POTENTIAL FOR THE FUND."

   To summarize the period, the Fund's first quarter performance was strong relative to its large-cap growth fund peers, while its second quarter performance proved disappointing, due to poor-performing stocks.

CONSUMER-RELATED STOCKS BOOSTED PERFORMANCE

Financials was the strongest performing sector in the Fund for the period, owing its positive contribution primarily to strong stock selection. Fund holdings in both the consumer staples and consumer discretionary sectors likewise performed well, as companies in these sectors benefited from continued strength in consumer spending. The Fund invested in more consumer discretionary holdings during the period in an attempt to take advantage of this trend. Among the strongest performers were retailers KOHL'S CORPORATION and J.C. PENNEY COMPANY, INC. Kohl's experienced a recovery in sales and earnings growth driven by new products and improved corporate execution. J.C. Penney also saw strong sales and solid execution, which pushed the company's earnings estimates and stock price up. Consumer staples stock GILLETTE COMPANY benefited from both solid company fundamentals and an acquisition offer from the personal care manufacturing giant Procter & Gamble Company.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Financials
   Consumer Staples
   Consumer Discretionary

   Numerous strong performers were also found in the information technology sector, even though the sector overall underperformed for the Fund during the period. APPLE COMPUTER, INC. experienced outstanding growth in revenue due mainly to the popularity of the company's iPod and Macintosh products. INTEL CORPORATION's processor unit was driven by strong demand for notebook computers, which helped the company's revenue growth and helped gross and operating margin trends recover.

   GENENTECH, INC. was another notable performer during the period. The company experienced solid sales and expanded applications for two of its products, Avastin(TM) and Herceptin(R). The parent company of American Airlines, AMR CORPORATION, benefited from strong consumer travel demand and high energy prices, factors that allowed the company and overall airline industry to raise fares.

INDUSTRIALS AND IT PERFORMED POORLY

Stock selection in the industrials and information technology (IT) sectors, paired with relative overweight positions, hampered the Fund's return for the period. In industrials, W.W. GRAINGER, INC., a supplier of facilities maintenance products, saw its stock price drop on sluggish sales trends and lower earnings expectations. Numerous stocks hurt the Fund's performance in the information technology sector, including INTERNATIONAL BUSINESS MACHINES CORPORATION (IBM), MICROSOFT CORPORATION, ACCENTURE LIMITED CLASS A and MAXIM INTEGRATED PRODUCTS, INC. IBM suffered from sluggish trends in Europe and disappointing execution in services, which caused the stock price to drop. Microsoft's stock price was hit, although its financial results were in line

   LARGEST EQUITY HOLDINGS (ticker symbol)

    1.  MICROSOFT CORPORATION (MSFT)                     4.97%
    2.  SPDR TRUST SERIES 1 (SPY)                        4.00%
    3.  GILLETTE COMPANY (G)                             3.06%
    4.  GENERAL ELECTRIC COMPANY (GE)                    2.93%
    5.  JOHNSON & JOHNSON (JNJ)                          2.60%
    6.  ROYAL CARIBBEAN CRUISES LIMITED (RCL)            2.59%
    7.  KOHL'S CORPORATION (KSS)                         2.43%
    8.  CISCO SYSTEMS, INC. (CSCO)                       2.21%
    9.  PFIZER, INC. (PFE)                               2.15%
   10.  COLGATE-PALMOLIVE COMPANY (CL)                   1.81%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Growth Fund        S&P 500         Russell 1000
                 Class F  Shares    Index           Growth Index
06/30/1995       $10,000.00         $10,000.00      $10,000.00
06/28/1996       $13,416.11         $12,600.05      $11,783.02
06/30/1997       $16,427.51         $16,972.14      $11,994.63
06/30/1998       $21,011.56         $22,091.36      $15,701.59
06/30/1999       $24,407.90         $27,118.52      $18,476.92
06/30/2000       $29,367.99         $29,084.32      $24,776.06
06/29/2001       $17,902.63         $24,771.03      $26,783.91
06/28/2002       $13,541.94         $20,315.14      $36,319.24
06/30/2003       $13,716.37         $20,366.21      $44,937.51
06/30/2004       $15,809.50         $24,258.20      $24,410.39
06/30/2005       $16,221.79         $25,792.11      $19,208.95

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/95 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. In future semiannual reports, the Fund's performance will no longer be compared to the Standard & Poor's 500 Index, as the Russell 1000 Growth Index is more reflective of the Fund's growth style of investing. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN  as of 6/30/05

                                        YEAR-TO-          1              5             10          SINCE
   CLASS (INCEPTION DATE)                 DATE+          YEAR          YEARS          YEARS      INCEPTION
   --------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)             (8.95%)        (3.51%)       (12.34%)           --       (11.94%)
   Without sales charge                  (3.42%)         2.42%        (11.30%)           --       (10.98%)

   B SHARES (12/31/99)
   With redemption*                      (7.69%)        (2.44%)       (12.25%)           --       (11.77%)
   Without redemption                    (3.85%)         1.56%        (11.96%)           --       (11.64%)

   C SHARES (12/31/99)
   With redemption**                     (4.71%)         0.77%        (11.96%)           --       (11.64%)
   Without redemption                    (3.75%)         1.77%        (11.96%)           --       (11.64%)

   F SHARES (1/5/62)                     (3.31%)         2.61%        (11.19%)         4.96%         N/A

   R SHARES (12/31/99)                   (3.18%)         2.99%        (11.01%)           --       (10.71%)

   T SHARES (12/31/99)
   With sales charge (4.50%)             (8.08%)        (2.59%)       (12.75%)           --       (12.33%)
   Without sales charge                  (3.74%)         1.98%        (11.95%)           --       (11.59%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

with investor expectations. Poor execution, disappointing margin trends, and difficulties with certain projects overshadowed strong bookings and revenue growth for Accenture. A glut in the semiconductor inventory and lackluster industry growth, combined with a relatively high valuation, weighed on Maxim. However, although these stocks underperformed for the period, we believe that these companies may be positioned to take advantage of improving fundamental business trends; therefore, the Fund remained invested in these stocks as of June 30, 2005.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Industrials
   Healthcare
   Information Technology

   The Fund's performance in the healthcare sector was hindered during the period by a significant underweight position relative to the Fund's benchmark.

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Information Technology                  29.35%
   Consumer Discretionary                  19.59%
   Healthcare                              15.82%
   Consumer Staples                         9.75%
   Industrials                              9.21%
   Financials                               6.28%
   Energy                                   1.29%
   Materials                                0.76%
   Telecommunications Services              0.54%
   Other                                    4.00%
   Cash & Equivalents                       3.41%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Finally, we should note the poor performance of telecommunications services holding Avaya, Inc., a holding the Fund exited by the end of the period, and consumer discretionary holding TIME WARNER, INC. Sluggish sales in the PBX (private branch exchange) telephone network market and an underperforming European subsidiary created a revenue and earnings shortfall for Avaya. Time Warner experienced pressure during the period due to concerns over its second quarter earnings performance.

IN CONCLUSION

The Fund ended the first half of 2005 with a significant exposure to information technology, consumer discretionary and consumer staples issues. As we enter into the second half of the year, our investment strategy remains unchanged. We will continue to employ a research-driven stock-by-stock assessment in composing the Fund in an attempt to find the best growth opportunities for the portfolio.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING           ENDING        EXPENSES PAID
                          ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD*
                             (1/1/05)          (6/30/05)     (1/1/05-6/30/05)
-----------------------------------------------------------------------------
CLASS A ACTUAL            $   1,000.00       $    958.60         $     7.21
CLASS A HYPOTHETICAL          1,000.00          1,017.36               7.43

CLASS B ACTUAL                1,000.00            950.35              11.19
CLASS B HYPOTHETICAL          1,000.00          1,013.25              11.55

CLASS C ACTUAL                1,000.00            951.64              10.85
CLASS C HYPOTHETICAL          1,000.00          1,013.60              11.20

CLASS F ACTUAL                1,000.00            960.29               6.63
CLASS F HYPOTHETICAL          1,000.00          1,017.97               6.83

CLASS R ACTUAL                1,000.00            963.07               5.12
CLASS R HYPOTHETICAL          1,000.00          1,019.52               5.27

CLASS T ACTUAL                1,000.00            952.32              10.32
CLASS T HYPOTHETICAL          1,000.00          1,014.15              10.64

  *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                         EXPENSE RATIO
------------------------------------------------------
CLASS A                                       1.48%
CLASS B                                       2.30%
CLASS C                                       2.23%
CLASS F                                       1.36%
CLASS R                                       1.05%
CLASS T                                       2.12%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.9%
AIRLINES--1.9%
    271,800    AMR Corporation*                                      $  3,291,489
    195,675    JetBlue Airways Corporation*                             3,999,597
                                                                     ------------
                                                                        7,291,086
                                                                     ------------
APPLICATION SOFTWARE--1.0%
    115,625    Autodesk, Inc.                                           3,974,031
                                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
     81,850    Northern Trust Corporation                               3,731,542
     32,900    State Street Corporation                                 1,587,425
                                                                     ------------
                                                                        5,318,967
                                                                     ------------
BIOTECHNOLOGY--3.3%
     47,025    Amgen, Inc.*                                             2,843,132
     44,275    Genentech, Inc.*                                         3,554,397
     25,225    Genzyme Corporation*                                     1,515,770
     50,550    Gilead Sciences, Inc.*                                   2,223,695
     86,600    MedImmune, Inc.*                                         2,313,952
                                                                     ------------
                                                                       12,450,946
                                                                     ------------
BROADCASTING & CABLE TV--2.9%
     90,375    Clear Channel Communications, Inc.                       2,795,299
    149,458    Comcast Corporation Special Class A*                     4,476,267
     81,525    EchoStar Communications Corporation                      2,457,979
     34,500    XM Satellite Radio Holdings, Inc. Class A*               1,161,270
                                                                     ------------
                                                                       10,890,815
                                                                     ------------
CASINOS & GAMING--0.5%
     28,375    Harrah's Entertainment, Inc.                             2,044,986
                                                                     ------------
COMMUNICATIONS EQUIPMENT--3.5%
    436,980    Cisco Systems, Inc.*                                     8,350,688
     41,650    Juniper Networks, Inc.*                                  1,048,747
    107,075    Motorola, Inc.                                           1,955,190
     55,350    QUALCOMM, Inc.                                           1,827,104
                                                                     ------------
                                                                       13,181,729
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--0.3%
     18,000    Best Buy Company, Inc.                                   1,233,900
                                                                     ------------
COMPUTER HARDWARE--3.0%
    128,175    Apple Computer, Inc.*                                    4,718,122
     89,925    International Business Machines Corporation              6,672,435
                                                                     ------------
                                                                       11,390,557
                                                                     ------------
COMPUTER STORAGE & PERIPHERALS--1.7%
    472,700    EMC Corporation*                                         6,480,717
                                                                     ------------
CONSUMER ELECTRONICS--0.4%
     18,475    Harman International Industries, Inc.                    1,503,126
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
    128,850    Automatic Data Processing, Inc.                       $  5,407,835
                                                                     ------------
DEPARTMENT STORES--2.8%
     23,975    J.C. Penney Company, Inc.                                1,260,606
    164,600    Kohl's Corporation*                                      9,202,786
                                                                     ------------
                                                                       10,463,392
                                                                     ------------
DIVERSIFIED BANKS--0.8%
     51,000    Wells Fargo & Company                                    3,140,580
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
     71,050    Emerson Electric Company                                 4,449,862
                                                                     ------------
EXCHANGE TRADED FUNDS--4.0%
    127,000    SPDR Trust Series 1                                     15,128,240
                                                                     ------------
FOOD RETAIL--1.4%
    230,550    Safeway, Inc.                                            5,208,125
                                                                     ------------
GENERAL MERCHANDISE STORES--3.1%
    253,375    Dollar General Corporation                               5,158,715
    120,325    Target Corporation                                       6,546,883
                                                                     ------------
                                                                       11,705,598
                                                                     ------------
HEALTHCARE DISTRIBUTORS--0.9%
     80,900    Henry Schein, Inc.*                                      3,358,968
                                                                     ------------
HEALTHCARE EQUIPMENT--0.4%
     25,775    Medtronic, Inc.                                          1,334,887
                                                                     ------------
HEALTHCARE FACILITIES--1.3%
     89,234    Triad Hospitals, Inc.*                                   4,875,746
                                                                     ------------
HEALTHCARE SUPPLIES--0.9%
     68,675    Charles River Laboratories International, Inc.*          3,313,569
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--1.1%
     72,375    Electronic Arts, Inc.*                                   4,097,149
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--1.7%
     77,725    Carnival Corporation                                     4,239,899
     34,850    Starwood Hotels & Resorts Worldwide, Inc.                2,041,165
                                                                     ------------
                                                                        6,281,064
                                                                     ------------
HOUSEHOLD PRODUCTS--2.6%
     50,900    Clorox Company                                           2,836,148
    137,300    Colgate-Palmolive Company                                6,852,643
                                                                     ------------
                                                                        9,688,791
                                                                     ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.5%
     59,450    Monster Worldwide, Inc.*                                 1,705,026
                                                                     ------------
HYPERMARKETS & SUPER CENTERS--1.0%
     81,571    Wal-Mart Stores, Inc.                                    3,931,722
                                                                     ------------
INDUSTRIAL CONGLOMERATES--2.9%
    320,209    General Electric Company                                11,095,242
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
INTEGRATED OIL & GAS--1.3%
     19,200    ConocoPhillips                                        $  1,103,808
     65,950    ExxonMobil Corporation                                   3,790,147
                                                                     ------------
                                                                        4,893,955
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
     32,875    Alltel Corporation                                       2,047,455
                                                                     ------------
INTERNET SOFTWARE & SERVICES--0.7%
     75,350    Yahoo!, Inc.*                                            2,610,878
                                                                     ------------
INVESTMENT BANKING & BROKERAGE--1.1%
     27,200    Goldman Sachs Group, Inc.                                2,774,944
     29,625    Morgan Stanley                                           1,554,424
                                                                     ------------
                                                                        4,329,368
                                                                     ------------
LEISURE FACILITIES--2.6%
    203,100    Royal Caribbean Cruises Limited                          9,821,916
                                                                     ------------
LIFE & HEALTH INSURANCE--0.0%
        434    Aflac, Inc.                                                 18,784
                                                                     ------------
MOVIES & ENTERTAINMENT--4.6%
     34,850    DreamWorks Animation SKG, Inc.*                            913,070
    408,375    Time Warner, Inc.*                                       6,823,946
    112,321    Viacom, Inc. Class B                                     3,596,518
    237,100    Walt Disney Company                                      5,970,178
                                                                     ------------
                                                                       17,303,712
                                                                     ------------
MULTI-LINE INSURANCE--0.4%
     24,199    American International Group, Inc.                       1,405,962
                                                                     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
     44,667    Citigroup, Inc.                                          2,064,955
                                                                     ------------
PERSONAL PRODUCTS--3.4%
     33,900    Avon Products, Inc.                                      1,283,115
    228,500    Gillette Company                                        11,568,955
                                                                     ------------
                                                                       12,852,070
                                                                     ------------
PHARMACEUTICALS--9.1%
    115,950    Abbott Laboratories                                      5,682,710
     25,800    Eli Lilly and Company                                    1,437,318
    151,550    Johnson & Johnson                                        9,850,750
    137,925    MGI Pharma, Inc.*                                        3,001,248
    295,169    Pfizer, Inc.                                             8,140,761
    144,900    Wyeth                                                    6,448,050
                                                                     ------------
                                                                       34,560,837
                                                                     ------------
PROPERTY & CASUALTY INSURANCE--1.2%
     74,525    Allstate Corporation                                     4,452,869
                                                                     ------------
RAILROADS--1.4%
     82,750    Union Pacific Corporation                                5,362,200
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.8%
     25,725    KLA-Tencor Corporation                               $   1,124,183
     75,800    Novellus Systems, Inc.*                                  1,873,018
                                                                    -------------
                                                                        2,997,201
                                                                    -------------
SEMICONDUCTORS--7.4%
    133,800    Broadcom Corporation*                                    4,751,238
    258,309    Intel Corporation                                        6,731,533
    174,825    Linear Technology Corporation                            6,414,329
    156,750    Maxim Integrated Products, Inc.                          5,989,418
     48,000    Microchip Technology, Inc.                               1,421,760
     95,488    Texas Instruments, Inc.                                  2,680,348
                                                                    -------------
                                                                       27,988,626
                                                                    -------------
SOFT DRINKS--1.4%
    125,225    Coca-Cola Company                                        5,228,144
                                                                    -------------
SPECIALTY CHEMICALS--0.8%
     51,175    Sigma-Aldrich Corporation                                2,867,847
                                                                    -------------
SPECIALTY STORES--0.5%
     34,525    PETsMART, Inc.                                           1,047,834
     29,325    Tiffany & Company                                          960,687
                                                                    -------------
                                                                        2,008,521
                                                                    -------------
SYSTEMS SOFTWARE--6.7%
    757,926    Microsoft Corporation                                   18,826,882
    211,550    Oracle Corporation*                                      2,792,460
    173,975    Symantec Corporation*                                    3,782,217
                                                                    -------------
                                                                       25,401,559
                                                                    -------------
THRIFTS & MORTGAGE FINANCE--0.8%
     78,600    The PMI Group, Inc.                                      3,063,828
                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
     53,800    W.W. Grainger, Inc.                                      2,947,702
                                                                    -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$343,378,849)                                                  355,175,045
                                                                    -------------
COMMON STOCKS (FOREIGN)--2.7%
APPLICATION SOFTWARE--0.5%
     47,150    SAP AG Sponsored ADR (GE)                                2,041,595
                                                                    -------------
AUTO PARTS & EQUIPMENT--0.2%
     20,925    Autoliv, Inc. (SW)                                         916,515
                                                                    -------------
INDUSTRIAL CONGLOMERATES--0.5%
     69,675    Tyco International Limited (BD)                          2,034,510
                                                                    -------------
IT CONSULTING & OTHER SERVICES--1.0%
    167,700    Accenture Limited Class A (BD)*                          3,801,759
                                                                    -------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SEMICONDUCTORS--0.5%
     58,425    ATI Technologies, Inc. (CA)*                          $    692,336
     28,200    Marvell Technology Group Limited (BD)*                   1,072,728
                                                                     ------------
                                                                        1,765,064
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$11,217,713)                                                    10,559,443
                                                                     ------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.8%
ELECTRONIC EQUIPMENT MANUFACTURERS--2.6%
$ 10,000,000   Hitachi America Capital Limited
               3.25% 7/1/05~                                        $  10,000,000
                                                                    -------------
MULTI-LINE INSURANCE--3.2%
  12,000,000   AIG Funding, Inc.
               3.23% 7/5/05                                            11,995,693
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$21,995,693)                                          21,995,693
                                                                    -------------
TOTAL INVESTMENTS--102.4%
(TOTAL COST--$376,592,255)                                            387,730,181
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(2.4%)                                   (9,078,361)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 378,651,820
                                                                    =============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $10,000,000, OR 2.6%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
     ADR - AMERICAN DEPOSITARY RECEIPT
     SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
     BD - BERMUDA
     CA - CANADA
     GE - GERMANY
     SW - SWEDEN

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                    $   376,592,255
                                                                  ---------------
Investment securities, at market                                      387,730,181
Cash                                                                    1,044,678
Receivables:
   Investment securities sold                                           2,037,897
   Capital shares sold                                                     56,866
   Dividends and interest                                                 350,837
Other assets                                                               29,027
                                                                  ---------------
Total Assets                                                          391,249,486
                                                                  ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                     10,446,905
   Capital shares redeemed                                              1,507,417
   Advisory fees                                                          241,442
   Shareholder servicing fees                                              33,748
   Accounting fees                                                         19,110
   Distribution fees                                                      116,373
   Transfer agency fees                                                    33,838
   Custodian fees                                                           2,076
   Other                                                                  196,757
                                                                  ---------------
Total Liabilities                                                      12,597,666
                                                                  ---------------
Net Assets                                                        $   378,651,820
                                                                  ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                           $ 1,077,238,617
Undistributed net investment income                                       672,338
Accumulated net realized loss from security transactions             (710,397,061)
Net unrealized appreciation on investments
 and foreign currency translation                                      11,137,926
                                                                  ---------------
Total                                                             $   378,651,820
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                        $     5,642,144
Shares Outstanding                                                        554,650
Net Asset Value, Redemption Price Per Share                       $         10.17
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         10.79

CLASS B
Net Assets                                                        $    10,332,812
Shares Outstanding                                                      1,059,261
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          9.75

CLASS C
Net Assets                                                        $     1,398,327
Shares Outstanding                                                        143,490
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          9.75

CLASS F
Net Assets                                                        $   351,077,427
Shares Outstanding                                                     34,324,723
Net Asset Value, Offering and Redemption Price Per Share          $         10.23

CLASS R
Net Assets                                                        $    10,128,406
Shares Outstanding                                                        978,768
Net Asset Value, Offering and Redemption Price Per Share          $         10.35

CLASS T
Net Assets                                                        $        72,704
Shares Outstanding                                                          7,427
Net Asset Value, Redemption Price Per Share                       $          9.79
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         10.25

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $     2,002,712
Interest                                                                  238,266
Foreign taxes withheld                                                     (1,220)
                                                                  ---------------
Total Investment Income                                                 2,239,758
                                                                  ---------------
EXPENSES
Advisory fees--Note 2                                                   1,501,074
Shareholder servicing fees--Note 2                                        206,644
Accounting fees--Note 2                                                   119,100
Distribution fees--Note 2                                                 507,716
Transfer agency fees--Note 2                                              164,825
Registration fees                                                          19,865
Postage and mailing expenses                                               40,585
Custodian fees and expenses--Note 2                                        10,598
Printing expenses                                                          54,635
Legal and audit fees                                                       65,942
Directors' fees and expenses--Note 2                                       35,210
Other expenses                                                             43,908
                                                                  ---------------
   Total Expenses                                                       2,770,102
   Earnings Credits                                                       (10,598)
   Reimbursed/Waived Expenses                                              (6,602)
   Expense Offset to Broker Commissions                                    (6,690)
                                                                  ---------------
   Net Expenses                                                         2,746,212
                                                                  ---------------
Net Investment Loss                                                      (506,454)
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                             22,351,413
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                      (36,469,089)
                                                                  ---------------
Net Realized and Unrealized Loss                                      (14,117,676)
                                                                  ---------------
Net Decrease in Net Assets Resulting from Operations              $   (14,624,130)
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                6/30/05            12/31/04
OPERATIONS
Net Investment Income (Loss)                                $       (506,454)   $    1,291,564
Net Realized Gain on Security Transactions                        22,351,413        52,095,404
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                 (36,469,089)      (21,249,162)
                                                            ----------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (14,624,130)       32,137,806
                                                            ----------------    --------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                          (503,149)         (520,803)
   Class B                                                        (1,618,477)       (2,029,596)
   Class C                                                          (414,716)          (15,393)
   Class F                                                       (41,922,905)     (108,174,647)
   Class R                                                          (118,629)          967,838
   Class T                                                           (24,292)         (130,287)
                                                            ----------------    --------------
Net Decrease from Capital Share Transactions                     (44,602,168)     (109,902,888)
                                                            ----------------    --------------
Net Decrease in Net Assets                                       (59,226,298)      (77,765,082)
                                                            ----------------    --------------

NET ASSETS
Beginning of period                                         $    437,878,118    $  515,643,200
                                                            ----------------    --------------
End of period                                               $    378,651,820    $  437,878,118
                                                            ================    ==============

Undistributed Net Investment Income                         $        672,338    $    1,178,792

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.53    $    9.79      $    7.46     $   10.53     $   14.02
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (0.04)        0.02(a)       (0.06)        (0.06)        (0.05)
Net realized and unrealized gains
 (losses) on securities                                     (0.32)        0.72           2.39         (3.01)        (3.44)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.36)        0.74           2.33         (3.07)        (3.49)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $        10.17    $   10.53      $    9.79     $    7.46     $   10.53
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.42%)       7.56%         31.23%       (29.15%)      (24.89%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $        5,642    $   6,356      $   6,452     $   5,149     $   7,795
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             1.50%        1.42%          1.66%         1.48%         1.21%
Expenses with reimbursements,
 earnings credits and brokerage offsets                      1.48%        1.41%          1.66%         1.48%         1.20%
Net investment income (loss)                                (0.35%)       0.22%         (0.59%)       (0.56%)       (0.47%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.14    $    9.50      $    7.30     $   10.38     $   13.91
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.18)       (0.06)(a)      (0.17)        (0.18)        (0.13)
Net realized and unrealized gains
 (losses) on securities                                     (0.21)        0.70           2.37         (2.90)        (3.40)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.39)        0.64           2.20         (3.08)        (3.53)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $         9.75    $   10.14      $    9.50     $    7.30     $   10.38
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.85%)       6.74%         30.14%       (29.67%)      (25.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $       10,333    $  12,406      $  13,664     $  11,603     $  19,829
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             2.32%        2.22%          2.48%         2.22%         1.93%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               2.30%        2.22%          2.48%         2.22%         1.92%
Net investment loss                                         (1.18%)      (0.58%)        (1.41%)       (1.30%)       (1.20%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.13    $    9.48      $    7.29     $   10.36     $   13.92
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.29)       (0.05)(a)      (0.19)        (0.26)        (0.18)
Net realized and unrealized gains
 (losses) on securities                                     (0.09)        0.70           2.38         (2.81)        (3.38)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.38)        0.65           2.19         (3.07)        (3.56)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $         9.75    $   10.13      $    9.48     $    7.29     $   10.36
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.75%)       6.86%         30.04%       (29.63%)      (25.58%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $        1,398    $   1,881      $   1,774     $   1,528     $   2,979
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             2.24%        2.16%          2.49%         2.37%         2.11%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               2.23%        2.16%          2.49%         2.37%         2.10%
Net investment loss                                         (1.10%)      (0.49%)        (1.42%)       (1.46%)       (1.38%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.58    $    9.83      $    7.48     $   10.53     $   14.03
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (0.14)        0.03(a)       (0.17)        (0.22)        (0.15)
Net realized and unrealized gains
 (losses) on securities                                     (0.21)        0.72           2.52         (2.83)        (3.35)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.35)        0.75           2.35         (3.05)        (3.50)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $        10.23    $   10.58      $    9.83     $    7.48     $   10.53
                                                   ======================================================================

TOTAL RETURN                                                (3.31%)       7.63%         31.42%       (28.96%)      (24.95%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $      351,077    $ 406,550      $ 484,742     $ 443,307     $ 865,425
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(c)             1.37%        1.33%          1.47%         1.38%         1.31%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               1.36%        1.33%          1.47%         1.37%         1.30%
Net investment income (loss)                                (0.23%)       0.30%         (0.41%)       (0.46%)       (0.58%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.69    $    9.89      $    7.50     $   10.57     $   14.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.00(a)      0.07           0.01          0.01         (0.02)
Net realized and unrealized gains
 (losses) on securities                                     (0.34)        0.73           2.38         (3.08)        (3.48)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.34)        0.80           2.39         (3.07)        (3.50)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $        10.35    $   10.69      $    9.89     $    7.50     $   10.57
                                                   ======================================================================

TOTAL RETURN                                                (3.18%)       8.09%         31.87%       (29.04%)      (24.88%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $       10,128    $  10,584      $   8,792     $   4,333     $   2,023
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(c)             1.06%        1.03%          1.13%         1.30%         1.46%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               1.05%        1.03%          1.13%         1.30%         1.46%
Net investment income (loss)                                 0.08%        0.65%         (0.04%)       (0.34%)       (0.72%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                    114%         107%           124%          139%          152%

(a). NET INVESTMENT INCOME FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.17    $    9.48      $    7.27     $   10.38     $   14.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.95)       (0.02)(a)      (0.30)        (0.56)        (0.19)
Net realized and unrealized gains
 (losses) on securities                                      0.57         0.71           2.51         (2.55)        (3.43)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.38)        0.69           2.21         (3.11)        (3.62)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $         9.79    $   10.17      $    9.48     $    7.27     $   10.38
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.74%)       7.28%         30.40%       (29.96%)      (25.86%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $           73    $     100      $     220     $     208     $     621
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             2.13%        1.79%          2.22%         2.78%         2.56%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               2.12%        1.79%          2.22%         2.78%         2.55%
Net investment loss                                         (0.99%)      (0.17%)        (1.15%)       (1.89%)       (1.83%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $183,470 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $71,220 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                              TRANSFER
                                                             AGENCY FEES
     -------------------------------------------------------------------
     Class A                                                  $    7,612
     Class B                                                  $   18,385
     Class C                                                  $    2,069
     Class R                                                  $    3,929
     Class T                                                  $      310

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $5,062 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $61,300 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $460,257 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
     -------------------------------------------------------------------
     Class A                                        N/A        $    7,275
     Class B                                  $  41,383        $   13,794
     Class C                                  $   5,957        $    1,986
     Class T                                  $     119        $      119

During the six months ended June 30, 2005, DSC retained $618 and $5 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $21,147 and $27 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                  AMOUNT OF WAIVER
     ----------------------------------------------------------------
     9/1/04 to 8/31/05                                  $   200,000
     9/1/05 to 8/31/06                                  $   200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $6,602, which reduced the amount paid to Mellon Bank to $3,996.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

         EXPIRATION                                              AMOUNT
         ------------------------------------------------------------------
            2008                                             $      501,000
            2009                                             $  516,034,883
            2010                                             $  209,975,954
                                                             --------------
                                                             $  726,511,837
                                                             ==============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Undistributed Ordinary Income                          $   1,301,047
     Federal Tax Cost                                       $ 379,502,798
     Gross Tax Appreciation of Investments                  $  21,050,315
     Gross Tax Depreciation of Investments                  $ (12,822,932)
     Net Tax Appreciation                                   $   8,227,383

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                SIX MONTHS ENDED                         YEAR ENDED
                                     6/30/05                              12/31/04
                               SHARES          AMOUNT              SHARES            AMOUNT
CLASS A

Sold                            24,188    $       247,460            105,906    $     1,056,250
Redeemed                       (72,980)   $      (750,609)          (161,536)   $    (1,577,053)
                               ----------------------------------------------------------------
Net Decrease                   (48,792)   $      (503,149)           (55,630)   $      (520,803)
                               ================================================================

CLASS B

Sold                             9,844    $        96,070             30,813    $       293,687
Redeemed                      (173,769)   $    (1,714,547)          (246,029)   $    (2,323,283)
                              -----------------------------------------------------------------
Net Decrease                  (163,925)   $    (1,618,477)          (215,216)   $    (2,029,596)
                              =================================================================

                                SIX MONTHS ENDED                         YEAR ENDED
                                     6/30/05                              12/31/04
                           SHARES             AMOUNT              SHARES            AMOUNT
CLASS C

Sold                             1,854    $        18,355             38,619    $       368,762
Redeemed                       (44,029)   $      (433,071)           (40,060)   $      (384,155)
                            -------------------------------------------------------------------
Net Decrease                   (42,175)   $      (414,716)            (1,441)   $       (15,393)
                            ===================================================================

CLASS F

Sold                         1,142,277    $    11,735,887          2,973,891    $    29,284,630
Redeemed                    (5,227,854)   $   (53,658,792)       (13,900,368)   $  (137,459,277)
                            -------------------------------------------------------------------
Net Decrease                (4,085,577)   $   (41,922,905)       (10,926,477)   $  (108,174,647)
                            ===================================================================

CLASS R

Sold                            96,800    $     1,005,237            381,438    $     3,739,499
Redeemed                      (107,960)   $    (1,123,866)          (280,086)   $    (2,771,661)
                            -------------------------------------------------------------------
Net Increase (Decrease)        (11,160)   $      (118,629)           101,352    $       967,838
                            ===================================================================

CLASS T

Sold                                98    $           963                136    $         1,307
Redeemed                        (2,548)   $       (25,255)           (13,405)   $      (131,594)
                            -------------------------------------------------------------------
Net Decrease                    (2,450)   $       (24,292)           (13,269)   $      (130,287)
                            ===================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $231,921,016 and $287,598,641, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

DREYFUS FOUNDERS GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-GRO-05

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
INTERNATIONAL EQUITY FUND

INVESTMENT UPDATE
JUNE 30, 2005


DREYFUS FOUNDERS FUNDS(R)
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                        3
Fund Expenses                                             10
Statement of Investments                                  12
Statement of Assets and Liabilities                       17
Statement of Operations                                   19
Statements of Changes in Net Assets                       20
Financial Highlights                                      21
Notes to Financial Statements                             27

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[GRAPHIC]

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INVESTMENT MANAGER                       DISTRIBUTOR
Founders Asset Management LLC            Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)           200 Park Avenue
210 University Boulevard, Suite 800      New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF DANIEL B. LEVAN]
[PHOTO OF JEFFREY R. SULLIVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, MIDDLE; AND JEFFREY R. SULLIVAN, CFA, RIGHT, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

A DRAIN FROM OIL
Several underlying themes greatly affected the global market environment during the period. The overwhelming driving force, however, was the ever-increasing price of oil, which topped $60 per barrel in June. Secondary issues were the rising unemployment rate in the Euro area and the slowing housing market in the United Kingdom. On the positive side, the economic scenario in the United States and subdued worldwide inflation helped support the markets slightly.

   Energy stocks were by far the best performers overall during the period, driven by strong worldwide demand for oil, which drove oil prices higher. Naturally, countries with strong oil exposure did very well during the first half of the year; Norway, Canada and Australia, all of which are important producers of oil, were among the best performers for the period. Japan, which imports all of its oil, suffered due to the increasing cost.

   For the six months ended June 30, 2005, Dreyfus Founders International Equity Fund underperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World ex U.S. Index, which returned -0.71% for the same period. The Fund posted a competitive return(1) versus its benchmark, the MSCI World ex U.S. Growth Index, which returned -1.12%.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The MSCI World ex U.S. Growth Index measures global developed market equity performance of growth securities outside of the United States. The total return figures cited for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

A CONSISTENT STRATEGY

Our investment strategy did not change during the period: we continued to search on a stock-by-stock basis for the best growth opportunities as opposed to a top-down country allocation strategy.

STRONG SELECTION AND BENEFICIAL WEIGHTINGS FUELED FUND

Strong performances in France, Spain and Finland, through both advantageous relative weightings and strong selection of stocks, buoyed the Fund's relative return during the period. In France, stock selection in automobile manufacturer RENAULT SA and pharmaceutical company SANOFI-AVENTIS were beneficial to relative performance. During the Fund's holding period, Finnish utilities stock FORTUM OYJ gained nearly 20%, helping the Fund's position in Finland outperform. Construction company ACS, ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA also performed strongly during the period, aiding the Fund's relative outperformance in Spain.

INDUSTRIALS AND TELECOM AIDED PERFORMANCE

The Fund experienced positive stock selection in 6 of 10 economic sectors. Outperformance versus the benchmark came primarily from the telecommunications services and industrials sectors. The Fund's telecommunications services holdings benefited from strong performances in Canada's TELUS CORPORATION and Hong Kong's CHINA MOBILE (HONG KONG) LIMITED. TELUS outperformed due to strong wireless sales reported in early May, while China Mobile continued to show solid subscriber growth during the first half of 2005. In the industrials sector, Danish shipper AP MOLLER-MAERSK AS experienced positive stock performance due to rising shipping rates, strong oil prices and its accretive purchase of container shipping company, P&O Nedlloyd.

   A significant underweight position in the financials sector, a weak performing sector within the Fund's benchmark, also aided the Fund's relative return for the period.

[SIDE NOTE]

"WE CONTINUED TO SEARCH ON A STOCK-BY-STOCK BASIS FOR THE BEST GROWTH OPPORTUNITIES."

   Several other stocks had strong contributions to the overall performance of the Fund. Australian-based OIL SEARCH LIMITED benefited from $60 per barrel oil prices and better-than-expected drilling results in its Yemeni oil field. BHP BILLITON LIMITED had a strong first half as iron ore, coal and oil prices increased and the company made an accretive acquisition of WMC Resources Limited, an Australian copper and uranium producer. HUSKY ENERGY, INC., a Canadian integrated oil and natural gas firm, advanced with the rest of the energy industry on surging oil prices and widening refining margins. Additionally, news that the company's White Rose offshore project in Newfoundland would be completed on time and on budget boosted its share price further. KEPPEL CORPORATION LIMITED, a Singapore engineering firm, continued to win new orders to build oil rigs, which drove the company's stock price performance.

   TOP 3 PERFORMING SECTORS IN THE FUND
   Industrials
   Telecommunications Services
   Financials

WEAK U.K. STOCKS AND UNDEREXPOSURE HURT RETURN

The largest drag on performance during the period came from the United Kingdom, primarily due to poor stock selection. Fund holdings VODAFONE GROUP PLC and SABMILLER PLC were the main detractors from this country. Vodafone's stock price decreased during the period due to increased competition,

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

     1.   VODAFONE GROUP PLC (United Kingdom; VOD)          3.67%
     2.   BP PLC (United Kingdom; BP)                       2.19%
     3.   ING GROEP NV (Netherlands; ING.C)                 1.93%
     4.   NOKIA OYJ (Finland; NOK)                          1.85%
     5.   NOVARTIS AG (Switzerland; NOV.N)                  1.80%
     6.   SANOFI-AVENTIS (France; SAN)                      1.78%
     7.   TOTAL SA (France; FP)                             1.78%
     8.   ASTRAZENECA GROUP PLC (United Kingdom; AZN)       1.76%
     9.   TESCO PLC (United Kingdom; TSCO)                  1.74%
    10.   CANON, INC. (Japan; 7751)                         1.73%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 International Equity Fund    MSCI World
                 Class F Shares               ex U.S. Index
12/31/1995       $10,000.00                   $10,000.00
06/28/1996       $11,460.00                   $10,469.67
06/30/1997       $13,810.00                   $11,886.22
06/30/1998       $16,855.71                   $12,634.44
06/30/1999       $17,329.51                   $13,565.39
06/30/2000       $24,785.89                   $16,114.74
06/29/2001       $16,816.34                   $12,273.65
06/28/2002       $12,751.17                   $11,116.94
06/30/2003       $11,263.08                   $10,496.55
06/30/2004       $15,221.48                   $13,850.38
06/30/2005       $17,506.38                   $15,866.09

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on its inception date of 12/29/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN  as of 6/30/05

                                               YEAR-TO-         1            5          10          SINCE
   CLASS (INCEPTION DATE)                        DATE +        YEAR         YEARS       YEARS      INCEPTION
   ---------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)                     (6.81%)       8.37%       (7.86%)       --          (7.68%)
   Without sales charge                          (1.09%)      14.99%       (6.76%)       --          (6.69%)

   B SHARES (12/31/99)
   With redemption*                              (5.49%)      10.04%       (7.80%)       --          (7.54%)
   Without redemption                            (1.55%)      14.04%       (7.47%)       --          (7.39%)

   C SHARES (12/31/99)
   With redemption**                             (2.53%)      13.07%       (7.49%)       --          (7.43%)
   Without redemption                            (1.55%)      14.07%       (7.49%)       --          (7.43%)

   F SHARES (12/29/95)                           (1.09%)      15.01%       (6.72%)       --           6.07%

   R SHARES (12/31/99)                           (1.00%)      15.62%       (6.48%)       --          (6.41%)

   T SHARES (12/31/99)
   With sales charge (4.50%)                     (5.73%)       9.47%       (7.85%)       --          (7.71%)
   Without sales charge                          (1.27%)      14.61%       (7.00%)       --          (6.93%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

lower prices and shrinking margins. Vodafone K.K., the company's Japanese subsidiary, reported another weak quarter as well. SABMiller's stock price was hurt by poor U.S. beer sales and continued merger and acquisition speculation.

   Additionally, holdings in the Netherlands, Belgium and Canada also hurt the Fund's relative performance.

   Fund holdings in the consumer staples sector produced a drain on performance. Belgian-based food retailer Delhaize Group reduced its full-year top- and bottom-line expectations at its quarterly earnings update. Competition with Wal-Mart Stores, Inc. and cost overruns were the main culprits for the revised guidance, which prompted the Fund to exit this position. SABMiller, as mentioned above, also negatively affected the Fund's performance in this sector.

   Within the benchmark, energy and utilities were the two best performing sectors during the period. Exploration and production and oil services stocks did particularly well in the rising oil price environment. Utilities also generated strong returns; electricity companies were able to pass along price increases to

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Consumer Staples
   Energy
   Information Technology

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

     United Kingdom            21.21%
     Japan                     18.95%
     France                    10.77%
     Germany                    7.37%
     Switzerland                6.74%
     Canada                     5.52%
     Italy                      3.83%
     Australia                  3.64%
     Other Countries           19.14%
     Cash & Equivalents         2.83%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

customers as energy costs rose sharply during the period. However, the Fund's underweight positions in both these sectors generated a negative impact on the Fund's relative performance.

IT AND SELECT STOCKS HAMPERED PERFORMANCE

The information technology (IT) sector also hampered the Fund's return for the period, mainly owing to a relative overweight position. One of the poor individual IT performers in the Fund was Trend Micro, Inc., a Japanese developer of anti-virus software for home and business use. Trend Micro's stock fell on Microsoft's announcement that it will be packaging a competitor's anti-virus software with its operating system. The Fund exited its position in Trend Micro on this decline.

   Another poor individual performer during the period was German-based THYSSENKRUPP AG. The company reduced steel volumes due to marketplace overcapacity as China continues to build more stainless facilities, which threatens the overall global supply/demand balance in this segment of the steel market. Casio Computer Company Limited's stock price also declined after Casio Micronics, a 75% owned subsidiary of Casio Computer, lowered its 2005 operating profit estimate based on volume revisions. This was enough to affect Casio Computer's 2005 operating profit estimate, causing the stock to slip. Publishing and Broadcasting Limited was liquidated during the period as the company reported weak earnings following the loss of market share in its television station business.

IN CONCLUSION

As always, our investing focus is on seeking stocks with improving business momentum and attractive valuations in each country and sector regardless of the market's direction.


/s/ Remi J. Browne         /s/ Daniel B. LeVan        /s/ Jeffrey R. Sullivan

Remi J. Browne, CFA        Daniel B. LeVan, CFA       Jeffrey R. Sullivan, CFA
Co-Portfolio Manager       Co-Portfolio Manager       Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING           ENDING           EXPENSES PAID
                          ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)           (6/30/05)       (1/1/05-6/30/05)
  -----------------------------------------------------------------------------
  CLASS A ACTUAL           $ 1,000.00         $    982.18         $     6.90
  CLASS A HYPOTHETICAL       1,000.00            1,017.77               7.03

  CLASS B ACTUAL             1,000.00              973.94              10.58
  CLASS B HYPOTHETICAL       1,000.00            1,014.00              10.79

  CLASS C ACTUAL             1,000.00              973.94              10.58
  CLASS C HYPOTHETICAL       1,000.00            1,014.00              10.79

  CLASS F ACTUAL             1,000.00              982.18               6.90
  CLASS F HYPOTHETICAL       1,000.00            1,017.77               7.03

  CLASS R ACTUAL             1,000.00              984.34               5.67
  CLASS R HYPOTHETICAL       1,000.00            1,019.02               5.77

  CLASS T ACTUAL             1,000.00              979.20               8.13
  CLASS T HYPOTHETICAL       1,000.00            1,016.51               8.28

  *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

   These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                                EXPENSE RATIO
  ------------------------------------------------------------------------------
  CLASS A                                           1.40%
  CLASS B                                           2.15%
  CLASS C                                           2.15%
  CLASS F                                           1.40%
  CLASS R                                           1.15%
  CLASS T                                           1.65%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--97.2%
AEROSPACE & DEFENSE--0.7%
         47,400   BAE Systems PLC (UK)                                                               $       243,750
APPAREL, ACCESSORIES & LUXURY GOODS--2.4%
         24,000   Burberry Group PLC (UK)                                                                    173,732
         14,500   Compagnie Financiere Richemont AG (SZ)                                                     487,671
          8,800   Gildan Activewear, Inc. (CA)*                                                              230,702
                                                                                                     ---------------
                                                                                                             892,105
                                                                                                     ---------------
APPLICATION SOFTWARE--1.5%
         53,600   Sage Group PLC (UK)                                                                        214,890
          1,900   SAP AG (GE)                                                                                331,804
                                                                                                     ---------------
                                                                                                             546,694
                                                                                                     ---------------
AUTOMOBILE MANUFACTURERS--3.8%
         11,000   Honda Motor Company Limited (JA)                                                           542,512
         99,000   Mazda Motor Corporation (JA)                                                               372,221
          5,400   Renault SA (FR)                                                                            476,413
                                                                                                     ---------------
                                                                                                           1,391,146
                                                                                                     ---------------
BREWERS--3.5%
         25,200   Asahi Breweries Limited (JA)                                                               300,373
          7,200   InBev NV (BE)                                                                              243,718
          9,900   Orkla ASA (NW)                                                                             365,135
         22,500   SABMiller PLC (UK)                                                                         351,348
                                                                                                     ---------------
                                                                                                           1,260,574
                                                                                                     ---------------
BROADCASTING & CABLE TV--2.4%
          7,800   Gestevision Telecinco SA (SP)                                                              182,752
         42,300   Mediaset SPA (IT)                                                                          498,611
             84   TV Asahi Corporation (JA)                                                                  180,254
                                                                                                     ---------------
                                                                                                             861,617
                                                                                                     ---------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

     AU Australia
     BD Bermuda
     BE Belgium
     CA Canada
     CN China
     DE Denmark
     FI Finland
     FR France
     GE Germany
     GR Greece
     HK Hong Kong
     ID Indonesia
     IN India
     IT Italy
     JA Japan
     KR South Korea
     MA Malaysia
     NE Netherlands
     NW Norway
     PH Philippines
     SG Singapore
     SP Spain
     SW Sweden
     SZ Switzerland
     TH Thailand
     TU Turkey
     TW Taiwan
     UK United Kingdom

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.0%
         15,000   GN Store Nord AS (DE)                                                              $       169,923
         40,200   Nokia Oyj (FI)                                                                             673,811
          2,400   Research In Motion Limited (CA)*                                                           176,631
        139,100   Telefonaktiebolaget LM Ericsson (SW)                                                       446,935
                                                                                                     ---------------
                                                                                                           1,467,300
                                                                                                     ---------------
COMPUTER & ELECTRONICS RETAIL--0.8%
          4,900   Yamada Denki (JA)                                                                          281,868
                                                                                                     ---------------
COMPUTER HARDWARE--0.5%
         31,000   NEC Corporation (JA)                                                                       167,704
                                                                                                     ---------------
COMPUTER STORAGE & PERIPHERALS--0.5%
          6,200   Logitech International SA (SZ)*                                                            199,329
                                                                                                     ---------------
CONSTRUCTION & ENGINEERING--0.8%
         11,100   ACS, Actividades de Construccion y Servicios SA (SP)                                       310,848
                                                                                                     ---------------
CONSTRUCTION MATERIALS--0.6%
         20,000   Rinker Group Limited (AU)                                                                  213,138
                                                                                                     ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.7%
         15,000   Volvo AB Class B (SW)                                                                      610,607
                                                                                                     ---------------
CONSUMER FINANCE--0.6%
          3,200   Sanyo Shinpan Finance Company Limited (JA)                                                 219,854
                                                                                                     ---------------
DISTILLERS & VINTNERS--0.5%
         24,800   Davide Campari - Milano SPA (IT)                                                           181,881
                                                                                                     ---------------
DIVERSIFIED BANKS--6.1%
          7,344   Alpha Bank AE (GR)                                                                         195,887
         87,100   Banca Intesa SPA (IT)                                                                      398,976
         38,119   Barclays PLC (UK)                                                                          379,414
          5,907   BNP Paribas SA (FR)                                                                        405,333
         16,300   HBOS PLC (UK)                                                                              251,320
          5,734   Royal Bank of Scotland Group PLC (UK)                                                      173,222
          4,100   Societe Generale (FR)                                                                      417,542
                                                                                                     ---------------
                                                                                                           2,221,694
                                                                                                     ---------------
DIVERSIFIED CAPITAL MARKETS--2.0%
         13,600   Credit Suisse Group (SZ)                                                                   536,465
          2,470   UBS AG (SZ)                                                                                192,743
                                                                                                     ---------------
                                                                                                             729,208
                                                                                                     ---------------
DIVERSIFIED CHEMICALS--1.2%
          6,600   BASF AG (GE)                                                                               439,308
                                                                                                     ---------------
DIVERSIFIED METALS & MINING--3.2%
         44,200   BHP Billiton Limited (AU)                                                                  610,665
         29,500   Xstrata PLC (UK)                                                                           569,280
                                                                                                     ---------------
                                                                                                           1,179,945
                                                                                                     ---------------
ELECTRIC UTILITIES--1.8%
          5,100   E.ON AG (GE)                                                                               454,760
         11,600   Fortum Oyj (FI)                                                                            186,010
                                                                                                     ---------------
                                                                                                             640,770
                                                                                                     ---------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED) (CONTINUED)

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
         38,000   Sumitomo Electric Industries Limited (JA)                                          $       389,216
                                                                                                     ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
          3,900   Hoya Corporation (JA)                                                                      450,095
          3,800   Kyocera Corporation (JA)                                                                   290,542
                                                                                                     ---------------
                                                                                                             740,637
                                                                                                     ---------------
FOOD RETAIL--1.7%
        111,000   Tesco PLC (UK)                                                                             633,959
                                                                                                     ---------------
FOREST PRODUCTS--0.6%
         16,600   Canfor Corporation (CA)*                                                                   199,167
                                                                                                     ---------------
HOUSEHOLD PRODUCTS--0.9%
         10,700   Reckitt Benckiser PLC (UK)                                                                 315,383
                                                                                                     ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
          4,400   Randstad Holding NV (NE)                                                                   152,080
                                                                                                     ---------------
INDUSTRIAL CONGLOMERATES--0.6%
         27,000   Keppel Corporation Limited (SG)                                                            200,190
                                                                                                     ---------------
INTEGRATED OIL & GAS--6.7%
         76,719   BP PLC (UK)                                                                                798,669
          7,300   Husky Energy, Inc. (CA)                                                                    290,344
         17,900   Repsol YPF SA (SP)                                                                         458,386
          3,700   Royal Dutch Petroleum Company (NE)                                                         241,801
          2,758   Total SA (FR)                                                                              648,529
                                                                                                     ---------------
                                                                                                           2,437,729
                                                                                                     ---------------
INTEGRATED TELECOMMUNICATION SERVICES--3.2%
         45,200   BT Group PLC (UK)                                                                          186,275
         11,200   Deutsche Telekom AG (GE)                                                                   207,382
          6,500   France Telecom (FR)                                                                        190,052
         16,300   Telus Corporation (CA)                                                                     572,868
                                                                                                     ---------------
                                                                                                           1,156,577
                                                                                                     ---------------
LEISURE PRODUCTS--0.5%
          8,900   Sankyo Company Limited (JA)                                                                170,922
                                                                                                     ---------------
LIFE & HEALTH INSURANCE--1.2%
         70,500   Friends Provident PLC (UK)                                                                 229,905
         87,900   Old Mutual PLC (UK)                                                                        192,148
                                                                                                     ---------------
                                                                                                             422,053
                                                                                                     ---------------
MARINE--1.8%
             50   AP Moller-Maersk AS (DE)                                                                   477,490
         29,000   Kawasaki Kisen Kaisha Limited (JA)                                                         172,049
                                                                                                     ---------------
                                                                                                             649,539
                                                                                                     ---------------
MOVIES & ENTERTAINMENT--1.4%
         16,800   Vivendi Universal SA (FR)                                                                  529,841
                                                                                                     ---------------
MULTI-LINE INSURANCE--1.5%
         16,200   Aviva PLC (UK)                                                                             180,548
          3,900   Baloise Holding Limited (SZ)                                                               194,772
          1,100   Zurich Financial Services AG (SZ)                                                          189,528
                                                                                                     ---------------
                                                                                                             564,848
                                                                                                     ---------------

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.9%
         11,700   Suez SA (FR)                                                                       $       317,598
                                                                                                     ---------------
OFFICE ELECTRONICS--1.7%
         12,000   Canon, Inc. (JA)                                                                           631,864
                                                                                                     ---------------
OIL & GAS EXPLORATION & PRODUCTION--2.3%
         12,200   Eni SPA (IT)                                                                               314,634
          2,200   Norsk Hydro ASA (NW)                                                                       202,011
        134,500   Oil Search Limited (AU)                                                                    314,315
                                                                                                     ---------------
                                                                                                             830,960
                                                                                                     ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
         24,900   ING Groep NV (NE)                                                                          704,239
          6,600   Sun Life Financial, Inc. (CA)                                                              222,316
                                                                                                     ---------------
                                                                                                             926,555
                                                                                                     ---------------
PHARMACEUTICALS--11.6%
         15,500   AstraZeneca Group PLC (UK)                                                                 641,829
         11,400   Eisai Company Limited (JA)                                                                 383,392
          4,700   Merck KGaA (GE)                                                                            378,821
         13,759   Novartis AG (SZ)                                                                           655,472
          5,800   Novo Nordisk AS Class B (DE)                                                               295,313
          7,000   Ono Pharmaceuticals Company Limited (JA)                                                   331,981
          7,900   Sanofi-Aventis (FR)                                                                        649,171
         28,700   Shire Pharmaceuticals Group PLC (UK)                                                       314,718
         11,400   Takeda Pharmaceuticals Company Limited (JA)                                                565,323
                                                                                                     ---------------
                                                                                                           4,216,020
                                                                                                     ---------------
PRECIOUS METALS & MINERALS--0.8%
         16,900   ThyssenKrupp AG (GE)                                                                       294,313
                                                                                                     ---------------
RAILROADS--0.9%
          5,500   Canadian National Railway Company (CA)                                                     317,287
                                                                                                     ---------------
SOFT DRINKS--1.0%
         12,900   Coca-Cola Hellenic Bottling Company SA (GR)                                                350,328
                                                                                                     ---------------
STEEL--1.5%
         29,800   Bluescope Steel Limited (AU)                                                               186,690
         14,900   JFE Holdings, Inc. (JA)                                                                    368,100
                                                                                                     ---------------
                                                                                                             554,790
                                                                                                     ---------------
TIRES & RUBBER--2.1%
          8,000   Continental AG (GE)                                                                        577,030
         19,000   Sumitomo Rubber Industries Limited (JA)                                                    193,923
                                                                                                     ---------------
                                                                                                             770,953
                                                                                                     ---------------
TOBACCO--0.9%
         17,800   British American Tobacco PLC (UK)                                                          343,179
                                                                                                     ---------------
TRADING COMPANIES & DISTRIBUTORS--2.4%
         46,000   Mitsubishi Corporation (JA)                                                                625,444
         28,000   Mitsui & Company Limited (JA)                                                              265,080
                                                                                                     ---------------
                                                                                                             890,524
                                                                                                     ---------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.4%
          7,000   Bouygues SA (FR)                                                                   $       290,234
        138,900   China Mobile (Hong Kong) Limited (HK)                                                      517,457
         79,900   O2 PLC (UK)*                                                                               195,061
        549,175   Vodafone Group PLC (UK)                                                                  1,338,251
                                                                                                     ---------------
                                                                                                           2,341,003
                                                                                                     ---------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$27,976,169)                                                                                       35,406,855
                                                                                                     ---------------

PRINCIPAL AMOUNT                                                                                      AMORTIZED COST
--------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.2%
HOUSEHOLD APPLIANCES--2.2%
$       800,000   Stanley Works, Inc.
                  3.37% 7/1/05~                                                                      $       800,000
                                                                                                     ---------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$800,000)                                                                                   800,000
                                                                                                     ---------------
TOTAL INVESTMENTS--99.4%
(TOTAL COST--$28,776,169)                                                                                 36,206,855
                                                                                                     ---------------
OTHER ASSETS AND LIABILITIES--0.6%                                                                           225,313
                                                                                                     ---------------
NET ASSETS--100.0%                                                                                   $    36,432,168
                                                                                                     ===============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $800,000, OR 2.2%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                                                       $    28,776,169
                                                                                                     ---------------
Investment securities, at market                                                                          36,206,855
Cash                                                                                                         105,917
Foreign currency (cost $213,201)                                                                             213,157
Receivables:
   Investment securities sold                                                                                380,835
   Capital shares sold                                                                                        14,464
   Dividends and interest                                                                                     57,667
   From adviser                                                                                               15,324
Other assets                                                                                                  37,963
                                                                                                     ---------------
Total Assets                                                                                              37,032,182
                                                                                                     ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                                                           499,473
   Capital shares redeemed                                                                                    22,160
   Advisory fees                                                                                              22,455
   Shareholder servicing fees                                                                                  6,824
   Accounting fees                                                                                             2,994
   Distribution fees                                                                                           4,093
   Transfer agency fees                                                                                       15,649
   Custodian fees                                                                                              7,628
   Other                                                                                                      18,738
                                                                                                     ---------------
Total Liabilities                                                                                            600,014
                                                                                                     ---------------
Net Assets                                                                                           $    36,432,168
                                                                                                     ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                                              $    58,322,300
Undistributed net investment income                                                                          368,277
Accumulated net realized loss from security transactions                                                 (29,686,850)
Net unrealized appreciation on investments
 and foreign currency translation                                                                          7,428,441
                                                                                                     ---------------
Total                                                                                                $    36,432,168
                                                                                                     ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED) (CONTINUED)

CLASS A
Net Assets                                                                                           $    23,684,188
Shares Outstanding                                                                                         2,012,893
Net Asset Value, Redemption Price Per Share                                                          $         11.77
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                                                       $         12.49

CLASS B
Net Assets                                                                                           $     1,783,048
Shares Outstanding                                                                                           155,715
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                                              $         11.45

CLASS C
Net Assets                                                                                           $       456,597
Shares Outstanding                                                                                            39,935
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                                              $         11.43

CLASS F
Net Assets                                                                                           $    10,322,590
Shares Outstanding                                                                                           875,897
Net Asset Value, Offering and Redemption Price Per Share                                             $         11.79

CLASS R
Net Assets                                                                                           $        59,541
Shares Outstanding                                                                                             5,007
Net Asset Value, Offering and Redemption Price Per Share                                             $         11.89

CLASS T
Net Assets                                                                                           $       126,204
Shares Outstanding                                                                                            10,795
Net Asset Value, Redemption Price Per Share                                                          $         11.69
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                                                       $         12.24

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                                            $       715,726
Interest                                                                                                       6,777
Foreign taxes withheld                                                                                       (87,308)
                                                                                                     ---------------
Total Investment Income                                                                                      635,195
                                                                                                     ---------------
EXPENSES
Advisory fees--Note 2                                                                                        186,483
Shareholder servicing fees--Note 2                                                                            46,827
Accounting fees--Note 2                                                                                       18,648
Distribution fees--Note 2                                                                                     22,443
Transfer agency fees--Note 2                                                                                  40,773
Registration fees                                                                                             25,375
Postage and mailing expenses                                                                                   1,480
Custodian fees and expenses--Note 2                                                                           31,591
Printing expenses                                                                                             16,130
Legal and audit fees                                                                                           6,139
Directors' fees and expenses--Note 2                                                                           3,786
Other expenses                                                                                                23,471
                                                                                                     ---------------
   Total Expenses                                                                                            423,146
   Earnings Credits                                                                                           (1,366)
   Reimbursed/Waived Expenses                                                                               (141,981)
   Expense Offset to Broker Commissions                                                                       (9,592)
                                                                                                     ---------------
   Net Expenses                                                                                              270,207
                                                                                                     ---------------
Net Investment Income                                                                                        364,988
                                                                                                     ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                                                                   1,553,149
   Foreign Currency Transactions                                                                             (10,555)
                                                                                                     ---------------
Net Realized Gain                                                                                          1,542,594
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                                                          (2,358,558)
                                                                                                     ---------------
Net Realized and Unrealized Loss                                                                            (815,964)
                                                                                                     ---------------
Net Decrease in Net Assets Resulting from Operations                                                 $      (450,976)
                                                                                                     ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                    6/30/05             12/31/04
OPERATIONS
Net Investment Income                                                           $        364,988    $        277,266
Net Realized Gain on Security and Foreign
 Currency Transactions                                                                 1,542,594           8,483,384
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                                      (2,358,558)           (886,438)
                                                                                ----------------    ----------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                                                        (450,976)          7,874,212
                                                                                ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
   Class A                                                                                     0            (185,495)
   Class F                                                                                     0             (72,290)
   Class R                                                                                     0             (11,405)
   Class T                                                                                     0                (511)
                                                                                ----------------    ----------------
Net Decrease from Dividends and Distributions                                                  0            (269,701)
                                                                                ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
Net Decrease--Note 4
   Class A                                                                            (1,106,866)         (2,078,483)
   Class B                                                                              (461,066)           (527,506)
   Class C                                                                               (12,975)            (94,599)
   Class F                                                                              (443,050)           (980,705)
   Class R                                                                                (6,115)         (3,373,718)
   Class T                                                                               (46,851)            (31,098)
                                                                                ----------------    ----------------
Net Decrease from Capital Share Transactions                                          (2,076,923)         (7,086,109)
                                                                                ----------------    ----------------
Net Increase (Decrease) in Net Assets                                                 (2,527,899)            518,402
                                                                                ----------------    ----------------

NET ASSETS
Beginning of period                                                             $     38,960,067    $     38,441,665
                                                                                ----------------    ----------------
End of period                                                                   $     36,432,168    $     38,960,067
                                                                                ================    ================

Undistributed Net Investment Income                                             $        368,277    $          3,289

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                          SIX MONTHS                           YEAR ENDED
                                                        ENDED JUNE 30,                        DECEMBER 31,
                                                             2005           2004           2003           2002           2001
                                                        --------------   -------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                    $        11.90   $     9.77     $     7.19     $    10.03     $    14.42
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                      0.12         0.08           0.06           0.01           0.00(a)
Net realized and unrealized gains
 (losses) on securities                                          (0.25)        2.14           2.59          (2.84)         (4.39)
                                                        ------------------------------------------------------------------------
Total from investment operations                                 (0.13)        2.22           2.65          (2.83)         (4.39)
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                        0.00        (0.09)         (0.07)         (0.01)          0.00
From net realized gains                                           0.00         0.00           0.00           0.00           0.00
                                                        ------------------------------------------------------------------------
Total distributions                                               0.00        (0.09)         (0.07)         (0.01)          0.00
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                          $        11.77   $    11.90     $     9.77     $     7.19     $    10.03
                                                        ========================================================================

TOTAL RETURN(b)                                                  (1.09%)      22.69%         36.84%        (28.19%)       (30.44%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                        $       23,684   $   25,076     $   22,432     $   18,217     $   29,151
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                      1.46%        1.42%          1.41%          1.40%          1.46%
Expenses with reimbursements,
 earnings credits and brokerage offsets                           1.40%        1.40%          1.40%          1.40%          1.44%
Net investment income (loss)                                      2.01%        0.74%          0.80%          0.13%         (0.74%)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                          80%          85%           144%           220%           213%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.18% (2005), 2.05% (2004), 2.48% (2003), 2.18%
     (2002), 1.78% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                               YEAR ENDED
                                                 ENDED JUNE 30,                            DECEMBER 31,
                                                      2005              2004                2003           2002           2001
                                                 --------------      ------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period             $        11.63      $     9.55          $     7.03     $     9.87     $    14.29
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                               0.07(a)         0.00(a),(b)        (0.08)         (0.11)         (0.12)
Net realized and unrealized gains
 (losses) on securities                                   (0.25)           2.08                2.61          (2.73)         (4.30)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          (0.18)           2.08                2.53          (2.84)         (4.42)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                 0.00            0.00               (0.01)          0.00           0.00
From net realized gains                                    0.00            0.00                0.00           0.00           0.00
                                                 --------------------------------------------------------------------------------
Total distributions                                        0.00            0.00               (0.01)          0.00           0.00
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $        11.45      $    11.63          $     9.55     $     7.03     $     9.87
                                                 ================================================================================

TOTAL RETURN(c)                                           (1.55%)         21.78%              35.95%        (28.77%)       (30.93%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $        1,783      $    2,281          $    2,372     $    2,201     $    3,786
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)               2.21%           2.16%               2.16%          2.16%          2.28%
Expenses with reimbursements,
 earnings credits and brokerage offsets                    2.15%           2.15%               2.15%          2.15%          2.26%
Net investment income (loss)                               1.22%           0.00%               0.07%         (0.61%)        (1.03%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                   80%             85%                144%           220%           213%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 3.05% (2005), 2.85% (2004), 3.32% (2003), 2.91%
     (2002), AND 2.67% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                     SIX MONTHS                                YEAR ENDED
                                                   ENDED JUNE 30,                             DECEMBER 31,
                                                        2005             2004                2003           2002           2001
                                                   -------------      ------------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        11.61     $     9.53          $     7.02     $     9.86     $    14.27
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.05           0.00(a),(b)        (0.26)         (0.29)         (0.16)
Net realized and unrealized gains
 (losses) on securities                                     (0.23)          2.08                2.77          (2.55)         (4.25)
                                                   -------------------------------------------------------------------------------
Total from investment operations                            (0.18)          2.08                2.51          (2.84)         (4.41)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00           0.00                0.00           0.00           0.00
From net realized gains                                      0.00           0.00                0.00           0.00           0.00
                                                   -------------------------------------------------------------------------------
Total distributions                                          0.00           0.00                0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $        11.43     $    11.61          $     9.53     $     7.02     $     9.86
                                                   ===============================================================================

TOTAL RETURN(c)                                             (1.55%)        21.83%              35.76%        (28.80%)       (30.90%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                   $          457     $      476          $      482     $      532     $    1,429
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)                 2.21%          2.16%               2.16%          2.16%          2.29%
Expenses with reimbursements,
 earnings credits and brokerage offsets                      2.15%          2.15%               2.15%          2.15%          2.26%
Net investment income (loss)                                 1.26%          0.03%               0.08%         (0.63%)        (0.99%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                     80%            85%                144%           220%           213%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.98% (2005), 2.87% (2004), 3.25% (2003), 3.11%
     (2002), AND 2.85% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                                 YEAR ENDED
                                                   ENDED JUNE 30,                              DECEMBER 31,
                                                        2005             2004                2003           2002           2001
                                                   --------------     ------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        11.92     $     9.78          $     7.18     $    10.03     $    14.40
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.10           0.08(a)            (0.01)         (0.05)         (0.07)
Net realized and unrealized gains
 (losses) on securities                                     (0.23)          2.14                2.68          (2.79)         (4.30)
                                                   -------------------------------------------------------------------------------
Total from investment operations                            (0.13)          2.22                2.67          (2.84)         (4.37)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00          (0.08)              (0.07)         (0.01)          0.00
From net realized gains                                      0.00           0.00                0.00           0.00           0.00
                                                   -------------------------------------------------------------------------------
Total distributions                                          0.00          (0.08)              (0.07)         (0.01)          0.00
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $        11.79     $    11.92          $     9.78     $     7.18     $    10.03
                                                   ===============================================================================

TOTAL RETURN                                                (1.09%)        22.70%              37.17%        (28.30%)       (30.35%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                   $       10,323     $   10,885          $    9,837     $    9,321     $   16,640
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)                 1.45%          1.41%               1.40%          1.40%          1.55%
Expenses with reimbursements,
 earnings credits and brokerage offsets                      1.40%          1.40%               1.40%          1.40%          1.52%
Net investment income (loss)                                 2.00%          0.76%               0.80%          0.12%         (0.26%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                     80%            85%                144%           220%           213%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.28% (2005), 2.10% (2004), 2.52% (2003), 2.13%
     (2002), AND 1.99% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                             YEAR ENDED
                                                     ENDED JUNE 30,                          DECEMBER 31,
                                                          2005             2004           2003           2002           2001
                                                     --------------     -------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $        12.01     $     9.82     $     7.22     $    10.08     $    14.45
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   0.13(b)        0.13(b)        0.09           0.02           0.00(a)
Net realized and unrealized gains
 (losses) on securities                                       (0.25)          2.17           2.60          (2.85)         (4.37)
                                                     --------------------------------------------------------------------------
Total from investment operations                              (0.12)          2.30           2.69          (2.83)         (4.37)
-------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                     0.00          (0.11)         (0.09)         (0.03)          0.00
From net realized gains                                        0.00           0.00           0.00           0.00           0.00
                                                     --------------------------------------------------------------------------
Total distributions                                            0.00          (0.11)         (0.09)         (0.03)          0.00
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $        11.89     $    12.01     $     9.82     $     7.22     $    10.08
                                                     ==========================================================================

TOTAL RETURN                                                  (1.00%)        23.45%         37.27%        (28.10%)       (30.24%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $           60     $       66     $    3,146     $    2,470     $    6,102
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                   1.21%          1.15%          1.15%          1.16%          1.28%
Expenses with reimbursements,
 earnings credits and brokerage offsets                        1.15%          1.15%          1.15%          1.15%          1.26%
Net investment income (loss)                                   2.24%          1.21%          1.03%          0.27%         (0.04%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       80%            85%           144%           220%           213%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 4.10% (2005), 1.65% (2004), 1.95% (2003), 1.71%
     (2002), AND 1.57% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                          SIX MONTHS                           YEAR ENDED
                                                        ENDED JUNE 30,                        DECEMBER 31,
                                                             2005             2004           2003           2002           2001
                                                        --------------     -------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                    $        11.84     $     9.70     $     7.14     $     9.97     $    14.37
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                      0.09(b)        0.06(b)        0.00(a)       (0.10)         (0.09)
Net realized and unrealized gains
 (losses) on securities                                          (0.24)          2.11           2.61          (2.73)         (4.31)
                                                        --------------------------------------------------------------------------
Total from investment operations                                 (0.15)          2.17           2.61          (2.83)         (4.40)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                        0.00          (0.03)         (0.05)          0.00           0.00
From net realized gains                                           0.00           0.00           0.00           0.00           0.00
                                                        --------------------------------------------------------------------------
Total distributions                                               0.00          (0.03)         (0.05)          0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                          $        11.69     $    11.84     $     9.70     $     7.14     $     9.97
                                                        ==========================================================================

TOTAL RETURN(c)                                                  (1.27%)        22.42%         36.58%        (28.39%)       (30.62%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                        $          126     $      175     $      172     $      158     $      343
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)                      1.71%          1.66%          1.65%          1.65%          1.80%
Expenses with reimbursements,
 earnings credits and brokerage offsets                           1.65%          1.65%          1.65%          1.65%          1.77%
Net investment income (loss)                                      1.67%          0.57%          0.67%         (0.12%)        (0.53%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                          80%            85%           144%           220%           213%

(a). NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.82% (2005), 2.44% (2004), 2.88% (2003), 4.00%
     (2002), AND 2.86% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2005 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian and expense offsets to broker commissions) to 1.40% for Class A and Class F shares, 2.15% for Class B and Class C shares, 1.15% for Class R shares and 1.65% for Class T shares. These reductions are made pursuant to a permanent written contractual commitment. For the six months ended June 30, 2005, $131,025 was reimbursed to the Fund by Founders pursuant to this provision.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $13,410 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $4,685 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                               TRANSFER
                                                             AGENCY FEES
         ---------------------------------------------------------------
         Class A                                             $    28,984
         Class B                                             $     3,613
         Class C                                             $       684
         Class R                                             $       706
         Class T                                             $       441

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended

June 30, 2005, the Fund was charged $475 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $1,660 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $13,105 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                    N/A      $     30,189
         Class B                           $      7,371      $      2,457
         Class C                           $      1,794      $        598
         Class T                           $        173      $        173

During the six months ended June 30, 2005, DSC retained $7,771 and $1 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/04 to 8/31/05                                  $     200,000
         9/1/05 to 8/31/06                                  $     200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $10,956, which reduced the amount paid to Mellon Bank to $20,635.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

         EXPIRATION                                             AMOUNT
         ----------------------------------------------------------------
            2008                                            $   5,074,404
            2009                                            $  12,777,527
            2010                                            $   5,986,171
            2011                                            $   7,339,094
                                                            -------------
                                                            $  31,177,196
                                                            =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Undistributed Ordinary Income                      $       9,042
         Federal Tax Cost                                   $  28,831,630
         Gross Tax Appreciation of Investments              $   7,587,950
         Gross Tax Depreciation of Investments              $    (212,725)
         Net Tax Appreciation                               $   7,375,225

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                     SIX MONTHS ENDED                         YEAR ENDED
                                                         6/30/05                               12/31/04
                                                SHARES             AMOUNT             SHARES             AMOUNT
CLASS A

Sold                                                26,806    $       316,411            111,208    $     1,148,486
Dividends or Distributions Reinvested                    0    $             0             14,688    $       174,191
Redeemed                                          (120,555)   $    (1,423,277)          (315,412)   $    (3,401,160)
                                           ------------------------------------------------------------------------
Net Decrease                                       (93,749)   $    (1,106,866)          (189,516)   $    (2,078,483)
                                           ========================================================================

                                                    SIX MONTHS ENDED                         YEAR ENDED
                                                        06/30/05                              12/31/04
                                                SHARES             AMOUNT             SHARES             AMOUNT
CLASS B

Sold                                                11,577    $       135,112             11,870    $       124,485
Redeemed                                           (52,023)   $      (596,178)           (64,211)   $      (651,991)
                                           ------------------------------------------------------------------------
Net Decrease                                       (40,446)   $      (461,066)           (52,341)   $      (527,506)
                                           ========================================================================
CLASS C

Sold                                                 6,480    $        72,825              6,433    $        64,792
Redeemed                                            (7,577)   $       (85,800)           (15,944)   $      (159,391)
                                           ------------------------------------------------------------------------
Net Decrease                                        (1,097)   $       (12,975)            (9,511)   $       (94,599)
                                           ========================================================================
CLASS F

Sold                                                65,567    $       769,530            470,504    $     4,815,790
Dividends or Distributions Reinvested                    0    $             0              5,843    $        69,420
Redeemed                                          (102,707)   $    (1,212,580)          (569,384)   $    (5,865,915)
                                           ------------------------------------------------------------------------
Net Decrease                                       (37,140)   $      (443,050)           (93,037)   $      (980,705)
                                           ========================================================================
CLASS R

Sold                                                     0    $             0             40,338    $       419,337
Dividends or Distributions Reinvested                    0    $             0                957    $        11,405
Redeemed                                              (518)   $        (6,115)          (355,989)   $    (3,804,460)
                                           ------------------------------------------------------------------------
Net Decrease                                          (518)   $        (6,115)          (314,694)   $    (3,373,718)
                                           ========================================================================
CLASS T

Sold                                                   104    $         1,176              1,431    $        14,400
Dividends or Distributions Reinvested                    0    $             0                 42    $           492
Redeemed                                            (4,086)   $       (48,027)            (4,460)   $       (45,990)
                                           ------------------------------------------------------------------------
Net Decrease                                        (3,982)   $       (46,851)            (2,987)   $       (31,098)
                                           ========================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $9,848,073 and $13,500,345, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-INE-05

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
MID-CAP GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2005

[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 12
Statement of Investments                                                      14
Statement of Assets and Liabilities                                           18
Statement of Operations                                                       20
Statements of Changes in Net Assets                                           21
Financial Highlights                                                          22
Notes to Financial Statements                                                 28

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

   Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

   To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                               DISTRIBUTOR
Founders Asset Management LLC                    Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)                   200 Park Avenue
210 University Boulevard, Suite 800              New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-10 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]
[PHOTO OF DANIEL E. CROWE]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS JOHN B. JARES, CFA, LEFT, AND DANIEL E. CROWE, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

THE VIEW TURNED OPTIMISTIC

The investing environment during the first half of 2005 could be defined by two distinct periods. During the first period, the market struggled with higher energy prices, the Federal Reserve's continued tightening of its monetary policy, a slowing economy and signs of increasing inflation. However, during the latter part of the half, investors became more optimistic based on stable economic growth in the face of continued high oil prices, relatively benign inflation, strong growth in housing prices and the belief that the Federal Reserve was nearing the end of its tightening cycle. To summarize the half, investors went from viewing the glass as half empty to half full.

   In spite of this, the majority of growth indexes were down for the first half of 2005. However, the Fund's benchmark, the Russell Midcap Growth Index, was up slightly for the period. For the six-month period ended June 30, 2005, Dreyfus Founders Mid-Cap Growth Fund underperformed its benchmark, which returned 1.70% for the period.

SHIFTS IN COMPOSITION

The number of holdings in the Fund remained relatively consistent throughout the first six months of 2005, with approximately 50-60 names comprising the portfolio at any given point in time. The Fund's cash position rose slightly during the latter part of the period due to both the sale of existing positions that had reached target prices and an increasingly cautious outlook.

   While stock selection provided both positive and negative impacts to the Fund's relative return, shifts in sector weightings during the period had a slightly negative impact. Overweight positions in the consumer discretionary and information technology sectors were rebalanced during the half. The consumer discretionary weighting was pulled back due to our concern regarding consumer spending and the effect that potentially slower home price appreciation, higher energy costs and moderate employment growth may have on this sector. The Fund's weighting in the information technology sector also declined during the period. Some information technology positions were sold because of fundamental concerns, as well as select investments reaching valuations at which the potential return was no longer justified by the amount of risk. The proceeds from these liquidations were reinvested in companies in other sectors and industries where potentially greater growth opportunities were identified. This re-weighting hampered the Fund's return, particularly as the information technology sector saw gains through the end of the second quarter.

   Conversely, the Fund's weighting in the healthcare sector was increased as we found companies with strong growth prospects trading at reasonable valuations that we believed would likely continue to exhibit strong growth in a slowing economy.

   Throughout the period, we maintained an underweight position in the industrials sector due to high valuations and concerns regarding the current economic conditions.

STOCK SELECTION IN IT AND MATERIALS AIDED RETURN

Our bottom-up stock selection process aided the Fund's performance for the period; the largest contribution to the Fund's return came from strong stock selection in the information technology (IT) and materials sectors. An overweight position in the telecommunications services sector also buoyed the Fund's performance.

[SIDENOTE]

"WHILE STOCK SELECTION PROVIDED BOTH POSITIVE AND NEGATIVE IMPACTS TO THE FUND'S RELATIVE RETURN, SHIFTS IN SECTOR WEIGHTINGS DURING THE PERIOD HAD A SLIGHTLY NEGATIVE IMPACT."

   In the information technology sector, BLACKBOARD, INC. a provider of educational software, continued to see strong demand for its academic suite of products as well as upgrades throughout its product line. COGENT, INC., a provider of automated fingerprint identification systems and other biometrics solutions, was an additional strong performer for the Fund during the period.

   Materials holding LAFARGE NORTH AMERICA, INC., a diversified provider of construction materials, saw continued strength in cement prices due to a strong economy and limited supply.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Information Technology
   Materials
   Telecommunications Services

   Other strong performers outside the information technology and materials sectors boosted the Fund's performance during the period, in spite of weak stock selection overall in each of these stocks' respective sectors. For example, a distributor of medical and dental products, HENRY SCHEIN, INC. showed strong growth within its U.S. dental business and saw its valuation improve as investors became comfortable that the flu vaccine supply issues the company previously encountered did not have a material impact on the long-term value of the company. AMERICAN TOWER CORPORATION benefited as investors realized the attractive fundamentals within the cellular tower industry. The industry

   LARGEST EQUITY HOLDINGS (ticker symbol)

     1. AMERICAN TOWER CORPORATION (AMT)                                  3.92%
     2. HARMAN INTERNATIONAL INDUSTRIES, INC. (HAR)                       3.72%
     3. LAFARGE NORTH AMERICA, INC. (LAF)                                 3.47%
     4. MGI PHARMA, INC. (MOGN)                                           2.92%
     5. FIRST MARBLEHEAD CORPORATION (FMD)                                2.89%
     6. BED BATH & BEYOND, INC. (BBBY)                                    2.80%
     7. SIEBEL SYSTEMS, INC. (SEBL)                                       2.79%
     8. COGENT, INC. (COGT)                                               2.78%
     9. BALL CORPORATION (BLL)                                            2.75%
    10. WATERS CORPORATION (WAT)                                          2.63%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Mid-Cap Growth Fund     Russell Midcap
                 Class F Shares          Growth Index
06/30/1995       $10,000.00              $10,000.00
06/28/1996       $11,608.37              $11,191.27
06/30/1997       $13,282.14              $12,753.06
06/30/1998       $15,944.23              $12,295.97
06/30/1999       $15,256.94              $16,101.40
06/30/2000       $21,069.50              $19,193.07
06/29/2001       $13,497.90              $25,383.38
06/28/2002       $10,475.47              $30,235.08
06/30/2003       $10,338.08              $34,685.91
06/30/2004       $13,051.40              $40,758.28
06/30/2005       $14,390.89              $40,512.12

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                                           YEAR-TO          1            5              10           SINCE
   CLASS (INCEPTION DATE)                                   DATE +         YEAR         YEARS          YEARS       INCEPTION
   -------------------------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)                              (6.59%)          3.79%        (8.84%)           --         (6.84%)
   Without sales charge                                   (0.96%)         10.19%        (7.75%)           --         (5.83%)

   B SHARES (12/31/99)
   With redemption*                                       (5.44%)          5.12%        (8.55%)           --         (6.55%)
   Without redemption                                     (1.50%)          9.12%        (8.31%)           --         (6.44%)

   C SHARES (12/31/99)
   With redemption**                                      (2.50%)          8.55%        (8.56%)           --         (6.65%)
   Without redemption                                     (1.52%)          9.55%        (8.56%)           --         (6.65%)

   F SHARES (9/8/61)                                      (1.18%)         10.26%        (7.34%)         3.71%          N/A

   R SHARES (12/31/99)                                    (1.19%)          9.81%        (7.63%)           --         (5.72%)

   T SHARES (12/31/99)
   With sales charge (4.50%)                              (6.01%)          4.27%        (9.44%)           --         (7.43%)
   Without sales charge                                   (1.51%)          9.22%        (8.60%)           --         (6.65%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with mid-cap investing, such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

has consolidated to a smaller number of financially strong players, and enjoyed stable price increases, improving balance sheets, and strong cash flow generation during the period. AMR CORPORATION, the parent company of American Airlines, an addition to the Fund in the first quarter, was a strong contributor to performance due to stronger airline industry pricing and improved load factors. Finally, merchandising initiatives implemented at KOHL'S CORPORATION over the past year led to improvement in same-store sales, driving share price appreciation.

FINANCIALS AND HEALTHCARE WEIGHED HEAVILY

Offsetting the gain seen in the aforementioned sectors, however, was poor stock selection within financials, healthcare and to a lesser extent, energy. Relative weightings in these sectors also detracted from the Fund's return.

   In financials, FIRST MARBLEHEAD CORPORATION, a provider of outsourcing services for private education lending, declined as investors grew concerned about two factors that may affect the company's long-term growth rate. First, the company delivered slower-than-expected contract growth in the first

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Healthcare                                                  24.42%
   Consumer Discretionary                                      20.61%
   Information Technology                                      13.93%
   Financials                                                   9.69%
   Materials                                                    6.22%
   Industrials                                                  4.98%
   Energy                                                       4.95%
   Telecommunications Services                                  3.92%
   Consumer Staples                                             0.88%
   Other                                                        1.74%
   Cash & Equivalents                                           8.66%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Financials
   Healthcare
   Energy

quarter. Second, a large customer announced that it is reconsidering the option of securitizing loans through First Marblehead, which would decrease the revenues the company realized from this customer. However, the Fund increased its position in First Marblehead during the period as we viewed the company as attractively valued, given its long-term growth prospects. Financial guarantor AMBAC FINANCIAL GROUP, INC. saw slower new business growth as tight credit spreads limited the amount of new underwriting business, and a low level of new international business was acquired in the first quarter. While we believe that company management has the long-term ability to deliver value in a disciplined manner, the position size was reduced as Ambac's somewhat muted growth expectations led us to consider other positions offering better growth opportunities.

   In healthcare, MGI PHARMA, INC. underperformed as investors continued to be concerned that one of the company's products would fall short of revenue expectations. Sales might slow due to changes by the Centers for Medicare and Medicaid Services to the reimbursement rate for cancer drugs, including MGI Pharma's chemotherapy-induced naseau and vomiting (CINV) drug Aloxi(R). Additionally, GlaxoSmithKline launched an aggressive campaign in an attempt to win greater share of the CINV market. Biomet, Inc. also underperformed due to worries over slowing procedures growth and increasing concerns about pricing pressure for orthopedic hips and knees. Based on these concerns, the Fund sold its position in Biomet.

SELECT INDIVIDUAL ISSUES AFFECTED PERFORMANCE

Select stocks in other sectors also proved to be a hindrance to the Fund's relative performance for the semiannual period. Among these poor performers were Zebra Technologies Corporation, HARMAN INTERNATIONAL INDUSTRIES, INC. and W.W. GRAINGER, INC. A slow uptake of radio frequency identification contributed to price declines of Zebra Technologies. Furthermore, the company missed first quarter earnings estimates due to order deferrals and distribution capacity constraints in Europe. The stock price of W.W. Grainger, a supplier of facilities maintenance products, declined as higher-than-expected spending on the company's store expansion program and issues regarding a SAP business software implementation project created concerns about future earnings growth. Although we believe that the initiatives put in place at W.W. Grainger may deliver significant shareholder value, we were disappointed with management's lack of willingness to appropriately manage the balance sheet. Therefore, the Fund's position in this holding was reduced. Finally, Harman International Industries' stock price declined due to concerns regarding its competitive positioning for mid- and lower-tier infotainment systems. First quarter revenues for the company also came in below some analysts' expectations as the company prepared for product launches later this year. We viewed the issue regarding competitive positioning as unfounded and the short-term fluctuations in revenue as irrelevant. Therefore, the Fund used share price weakness as an opportunity to increase its position in the company.

IN CONCLUSION

As we headed into the second half of 2005, the Fund had a slightly conservative position. We structured the portfolio to place more emphasis in sectors we feel may grow through a slowing economy as well as in companies that may offer specific growth catalysts.


/s/ John B. Jares                  /s/ Daniel F. Crowe

John B. Jares, CFA                 Daniel F. Crowe, CFA
Co-Portfolio Manager               Co-Portfolio Manager

                       This page intentionally left blank.

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING           ENDING           EXPENSES PAID
                          ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)           (6/30/05)       (1/1/05-6/30/05)
-------------------------------------------------------------------------------
CLASS A ACTUAL            $    1,000.00      $      982.66     $           7.70
CLASS A HYPOTHETICAL           1,000.00           1,016.96                 7.83

CLASS B ACTUAL                 1,000.00             973.03                12.01
CLASS B HYPOTHETICAL           1,000.00           1,012.54                12.25

CLASS C ACTUAL                 1,000.00             973.24                11.61
CLASS C HYPOTHETICAL           1,000.00           1,012.95                11.85

CLASS F ACTUAL                 1,000.00             981.26                 6.95
CLASS F HYPOTHETICAL           1,000.00           1,017.72                 7.08

CLASS R ACTUAL                 1,000.00             980.28                 7.79
CLASS R HYPOTHETICAL           1,000.00           1,016.86                 7.93

CLASS T ACTUAL                 1,000.00             972.34                12.55
CLASS T HYPOTHETICAL           1,000.00           1,011.99                12.80

  *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                            EXPENSE RATIO
---------------------------------------------------------
CLASS A                                         1.56%
CLASS B                                         2.44%
CLASS C                                         2.36%
CLASS F                                         1.41%
CLASS R                                         1.58%
CLASS T                                         2.55%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--83.4%
AIRLINES--0.6%
    49,000   AMR Corporation*                                       $    593,383
                                                                    ------------
APPLICATION SOFTWARE--5.5%
    28,250   Autodesk, Inc.                                              970,953
    80,539   Blackboard, Inc.*                                         1,926,493
   328,650   Siebel Systems, Inc.                                      2,924,985
                                                                    ------------
                                                                       5,822,431
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.9%
    21,875   Northern Trust Corporation                                  997,281
                                                                    ------------
AUTOMOTIVE RETAIL--2.3%
    15,575   Advance Auto Parts, Inc.*                                 1,005,366
    82,550   CSK Auto Corporation*                                     1,376,934
                                                                    ------------
                                                                       2,382,300
                                                                    ------------
BIOTECHNOLOGY--2.7%
    19,175   Genzyme Corporation*                                      1,152,226
    37,175   Gilead Sciences, Inc.*                                    1,635,328
                                                                    ------------
                                                                       2,787,554
                                                                    ------------
BROADCASTING & CABLE TV--0.3%
     9,350   EchoStar Communications Corporation                         281,903
                                                                    ------------
CASINOS & GAMING--2.3%
    53,550   GTECH Holdings Corporation                                1,565,802
    32,800   Scientific Games Corporation*                               883,304
                                                                    ------------
                                                                       2,449,106
                                                                    ------------
CONSTRUCTION MATERIALS--3.5%
    58,300   Lafarge North America, Inc.                               3,640,252
                                                                    ------------
CONSUMER ELECTRONICS--3.7%
    48,025   Harman International Industries, Inc.                     3,907,314
                                                                    ------------
CONSUMER FINANCE--2.9%
    86,550   First Marblehead Corporation*                             3,034,443
                                                                    ------------
DEPARTMENT STORES--2.2%
    41,425   Kohl's Corporation*                                       2,316,072
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
    24,425   Genlyte Group, Inc.*                                      1,190,475
    47,775   Thomas and Betts Corporation*                             1,349,166
                                                                    ------------
                                                                       2,539,641
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.8%
   102,250   Cogent, Inc.*                                             2,919,238
                                                                    ------------
EXCHANGE TRADED FUNDS--1.7%
    58,900   Health Care Select Sector SPDR Fund                       1,825,311
                                                                    ------------
HEALTHCARE DISTRIBUTORS--2.6%
     9,000   Fisher Scientific International, Inc.*                      584,100
    50,975   Henry Schein, Inc.*                                       2,116,482
                                                                    ------------
                                                                       2,700,582
                                                                    ------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT--3.4%
    40,575   PerkinElmer, Inc.                                      $    766,868
    74,350   Waters Corporation*                                       2,763,590
                                                                    ------------
                                                                       3,530,458
                                                                    ------------
HEALTHCARE FACILITIES--0.6%
    11,000   Triad Hospitals, Inc.*                                      601,040
                                                                    ------------
HEALTHCARE SERVICES--3.0%
    18,000   IDEXX Laboratories, Inc.*                                 1,121,940
    39,100   Quest Diagnostics, Inc.                                   2,082,857
                                                                    ------------
                                                                       3,204,797
                                                                    ------------
HOME FURNISHINGS--1.6%
    19,975   Mohawk Industries, Inc.*                                  1,647,938
                                                                    ------------
HOMEBUILDING--0.8%
    11,300   Centex Corporation                                          798,571
                                                                    ------------
HOMEFURNISHING RETAIL--2.8%
    70,375   Bed Bath & Beyond, Inc.*                                  2,940,268
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.3%
    18,500   Ameritrade Holding Corporation*                             343,915
                                                                    ------------
LEISURE FACILITIES--0.8%
    17,500   Royal Caribbean Cruises Limited                             846,300
                                                                    ------------
MANAGED HEALTHCARE--1.0%
    15,550   WellPoint, Inc.*                                          1,082,902
                                                                    ------------
METAL & GLASS CONTAINERS--2.8%
    80,225   Ball Corporation                                          2,884,891
                                                                    ------------
OIL & GAS DRILLING--2.3%
    86,200   Patterson-UTI Energy, Inc.                                2,398,946
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES--2.7%
    39,000   BJ Services Company                                       2,046,720
    23,550   FMC Technologies, Inc.*                                     752,894
                                                                    ------------
                                                                       2,799,614
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
    22,475   Ambac Financial Group, Inc.                               1,567,856
                                                                    ------------
PACKAGED FOODS & MEATS--0.9%
    26,225   Dean Foods Company*                                         924,169
                                                                    ------------
PHARMACEUTICALS--7.4%
    42,750   Covance, Inc.*                                            1,918,193
    36,250   Medicis Pharmaceutical Corporation Class A                1,150,213
   141,100   MGI Pharma, Inc.*                                         3,070,336
    95,125   Theravance, Inc.*                                         1,617,125
                                                                    ------------
                                                                       7,755,867
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
    29,800   CB Richard Ellis Group, Inc.*                             1,307,028
                                                                    ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--1.0%
    41,650   Novellus Systems, Inc.*                                $  1,029,172
                                                                    ------------
SEMICONDUCTORS--3.9%
    50,000   Freescale Semiconductor, Inc. Class B*                    1,059,000
    48,775   International Rectifier Corporation*                      2,327,543
    19,575   Maxim Integrated Products, Inc.                             747,961
                                                                    ------------
                                                                       4,134,504
                                                                    ------------
SPECIALIZED FINANCE--1.7%
     6,075   Chicago Mercantile Exchange                               1,795,163
                                                                    ------------
SPECIALTY STORES--1.4%
    25,775   Guitar Center, Inc.*                                      1,504,487
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
    18,750   W.W. Grainger, Inc.                                       1,027,313
                                                                    ------------
TRUCKING--1.0%
    55,300   J.B. Hunt Transport Services, Inc.                        1,067,290
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
   195,950   American Tower Corporation*                               4,118,869
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$82,616,200)                                                   87,508,169
                                                                    ------------

COMMON STOCKS (FOREIGN)--8.0%
AUTO PARTS & EQUIPMENT--2.4%
    58,500   Autoliv, Inc. (SW)                                        2,562,300
                                                                    ------------
HEALTHCARE EQUIPMENT--2.3%
    51,875   Mettler-Toledo International, Inc. (SZ)*                  2,416,338
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--1.1%
    48,425   Lazard Limited Class A (BD)*                              1,125,881
                                                                    ------------
PHARMACEUTICALS--1.5%
    47,425   Shire Pharmaceuticals Group PLC Sponsored ADR (UK)        1,555,540
                                                                    ------------
SEMICONDUCTORS--0.7%
    60,100   ATI Technologies, Inc. (CA)*                                712,185
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$8,794,837)                                                     8,372,244
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--7.5%
ELECTRONIC EQUIPMENT MANUFACTURERS--3.7%
$ 3,900,000  Hitachi America Capital Limited
             3.25% 7/1/05~                                         $   3,900,000
                                                                   -------------
MULTI-LINE INSURANCE--3.8%
  4,000,000  AIG Funding, Inc.
             3.23% 7/5/05                                              3,998,564
                                                                   -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$7,898,564)                                           7,898,564
                                                                   -------------
TOTAL INVESTMENTS--98.9%
(TOTAL COST--$99,309,601)                                            103,778,977
                                                                   -------------
OTHER ASSETS AND LIABILITIES--1.1%                                     1,191,303
                                                                   -------------
NET ASSETS--100.0%                                                 $ 104,970,280
                                                                   =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $3,900,00, OR 3.7%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
   ADR - AMERICAN DEPOSITARY RECEIPT
   SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
   BD - BERMUDA
   CA - CANADA
   SW - SWEDEN
   SZ - SWITZERLAND
   UK - UNITED KINGDOM

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                   $    99,309,601
                                                                 ---------------
Investment securities, at market                                     103,778,977
Cash                                                                     347,632
Receivables:
   Investment securities sold                                          4,840,270
   Capital shares sold                                                     5,845
   Dividends and interest                                                 22,279
Other assets                                                              26,145
                                                                 ---------------
Total Assets                                                         109,021,148
                                                                 ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                     3,848,236
   Capital shares redeemed                                                17,406
   Advisory fees                                                          71,314
   Shareholder servicing fees                                             13,839
   Accounting fees                                                         5,212
   Distribution fees                                                      15,311
   Transfer agency fees                                                    5,899
   Custodian fees                                                          1,463
   Other                                                                  72,188
                                                                 ---------------
Total Liabilities                                                      4,050,868
                                                                 ---------------
Net Assets                                                       $   104,970,280
                                                                 ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                          $   140,030,733
Accumulated net investment loss                                         (457,458)
Accumulated net realized loss from security transactions             (39,072,371)
Net unrealized appreciation on investments
 and foreign currency translation                                      4,469,376
                                                                 ---------------
Total                                                            $   104,970,280
                                                                 ===============

CLASS A
Net Assets                                                       $     1,506,775
Shares Outstanding                                                       367,000
Net Asset Value, Redemption Price Per Share                      $          4.11
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                   $          4.36

CLASS B
Net Assets                                                       $     1,621,691
Shares Outstanding                                                       410,787
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share          $          3.95

CLASS C
Net Assets                                                       $       476,412
Shares Outstanding                                                       122,254
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share          $          3.90

CLASS F
Net Assets                                                       $   101,219,927
Shares Outstanding                                                    24,159,197
Net Asset Value, Offering and Redemption Price Per Share         $          4.19

CLASS R
Net Assets                                                       $       119,517
Shares Outstanding                                                        28,844
Net Asset Value, Offering and Redemption Price Per Share         $          4.14

CLASS T
Net Assets                                                       $        25,958
Shares Outstanding                                                         6,647
Net Asset Value, Redemption Price Per Share                      $          3.91
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                   $          4.09

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $       259,597
Interest                                                                  76,569
Foreign taxes withheld                                                      (460)
                                                                 ---------------
Total Investment Income                                                  335,706
                                                                 ---------------
EXPENSES
Advisory fees--Note 2                                                    443,324
Shareholder servicing fees--Note 2                                        80,268
Accounting fees--Note 2                                                   32,491
Distribution fees--Note 2                                                 71,870
Transfer agency fees--Note 2                                              43,732
Registration fees                                                         27,890
Postage and mailing expenses                                              10,295
Custodian fees and expenses--Note 2                                        3,473
Printing expenses                                                         22,920
Legal and audit fees                                                      20,067
Directors' fees and expenses--Note 2                                       9,510
Other expenses                                                            20,605
                                                                 ---------------
   Total Expenses                                                        786,445
   Earnings Credits                                                       (3,398)
   Reimbursed/Waived Expenses                                             (1,868)
   Expense Offset to Broker Commissions                                   (7,648)
                                                                 ---------------
   Net Expenses                                                          773,531
                                                                 ---------------
Net Investment Loss                                                     (437,825)
                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                              11,009,332
   Foreign Currency Transactions                                              (2)
                                                                 ---------------
Net Realized Gain on Security and Foreign Currency Transactions       11,009,330
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                     (12,187,249)
                                                                 ---------------
Net Realized and Unrealized Loss                                      (1,177,919)
                                                                 ---------------
Net Decrease in Net Assets Resulting from Operations             $    (1,615,744)
                                                                 ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                     SIX MONTHS ENDED     YEAR ENDED
                                                          6/30/05          12/31/04
OPERATIONS
Net Investment Loss                                   $      (437,825)  $   (1,149,129)
Net Realized Gain on Security and Foreign
 Currency Transactions                                     11,009,330       32,490,110
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation          (12,187,249)     (10,271,293)
                                                      ---------------   --------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                           (1,615,744)      21,069,688
                                                      ---------------   --------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                    (28,129)         152,338
   Class B                                                   (165,250)         (32,488)
   Class C                                                     54,514           45,566
   Class F                                                (16,492,016)     (60,416,547)
   Class R                                                     48,598          (51,768)
   Class T                                                    (12,913)             (76)
                                                      ---------------   --------------
Net Decrease from Capital Share Transactions              (16,595,196)     (60,302,975)
                                                      ---------------   --------------
Net Decrease in Net Assets                                (18,210,940)     (39,233,287)
                                                      ---------------   --------------

NET ASSETS
Beginning of period                                   $   123,181,220   $  162,414,507
                                                      ---------------   --------------
End of period                                         $   104,970,280   $  123,181,220
                                                      ===============   ==============

Accumulated Net Investment Loss                       $     (457,458)   $      (19,633)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                 SIX MONTHS                        YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.15    $     3.52    $     2.58   $     3.44    $     4.38
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)        (0.03)         0.03        (0.04)        (0.06)
Net realized and unrealized gains
 (losses) on securities                              (0.02)         0.66          0.91        (0.82)        (0.88)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.04)         0.63          0.94        (0.86)        (0.94)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     4.11    $     4.15    $     3.52   $     2.58    $     3.44
                                                =================================================================

TOTAL RETURN(a)                                      (0.96%)       17.90%        36.43%      (25.00%)      (21.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $    1,507    $    1,546    $    1,191   $      476    $      538
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             1.59%         1.54%         1.87%        2.15%         2.47%
Expenses with reimbursements,
 earnings credits and brokerage offsets               1.56%         1.53%         1.86%        2.15%         2.46%
Net investment loss                                  (0.93%)       (1.07%)       (1.38%)      (1.81%)       (1.93%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                 SIX MONTHS                        YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.01    $     3.43    $     2.54   $     3.39    $     4.32
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.06)        (0.07)        (0.03)       (0.05)        (0.05)
Net realized and unrealized gains
 (losses) on securities                               0.00          0.65          0.92        (0.80)        (0.88)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.06)         0.58          0.89        (0.85)        (0.93)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     3.95    $     4.01    $     3.43   $     2.54    $     3.39
                                                =================================================================

TOTAL RETURN(a)                                      (1.50%)       16.91%        35.04%      (25.07%)      (21.53%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $    1,622    $    1,823    $    1,587   $      969    $    1,138
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             2.47%         2.37%         2.65%        2.68%         2.59%
Expenses with reimbursements,
 earnings credits and brokerage offsets               2.44%         2.37%         2.64%        2.67%         2.58%
Net investment loss                                  (1.82%)       (1.90%)       (2.16%)      (2.33%)       (2.06%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SIX MONTHS                        YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     3.96    $     3.38    $     2.50   $     3.36    $     4.32
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.03)(a)     (0.06)(a)     (0.10)       (0.08)        (0.08)
Net realized and unrealized gains
 (losses) on securities                              (0.03)         0.64          0.98        (0.78)        (0.88)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.06)         0.58          0.88        (0.86)        (0.96)
-----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     3.90    $     3.96    $     3.38   $     2.50    $     3.36
                                                =================================================================

TOTAL RETURN(b)                                      (1.52%)       17.16%        35.20%      (25.60%)      (22.22%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      476    $      428    $      323   $      274    $      380
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(d)             2.38%         2.32%         2.51%        2.99%         3.94%
Expenses with reimbursements,
 earnings credits and brokerage offsets               2.36%         2.31%         2.51%        2.98%         3.93%
Net investment loss                                  (1.73%)       (1.83%)       (2.02%)      (2.65%)       (3.41%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.38% (2005), 2.32% (2004), 2.51% (2003), 3.04%
     (2002), AND 4.25% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                         YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.24    $     3.58    $     2.62   $     3.47    $     4.36
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)(a)     (0.03)(a)      0.02        (0.04)        (0.05)
Net realized and unrealized gains
 (losses) on securities                              (0.03)         0.69          0.94        (0.81)        (0.84)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.05)         0.66          0.96        (0.85)        (0.89)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     4.19    $     4.24    $     3.58   $     2.62    $     3.47
                                                =================================================================

TOTAL RETURN                                         (1.18%)       18.44%        36.64%      (24.50%)      (20.41%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $  101,220    $  119,273    $  159,161   $   89,970    $  119,708
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             1.43%         1.33%         1.51%        1.56%         1.39%
Expenses with reimbursements,
 earnings credits and brokerage offsets               1.41%         1.33%         1.50%        1.56%         1.37%
Net investment loss                                  (0.79%)       (0.87%)       (1.01%)      (1.22%)       (0.84%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                         YEAR ENDED
                                              ENDED JUNE 30,                      DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.19    $     3.56    $     2.61   $     3.48    $     4.39
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)(a)     (0.04)(a)     (0.03)       (0.04)         0.01
Net realized and unrealized gains
 (losses) on securities                              (0.03)         0.67          0.98        (0.83)        (0.92)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.05)         0.63          0.95        (0.87)        (0.91)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     4.14    $     4.19    $     3.56   $     2.61    $     3.48
                                                =================================================================

TOTAL RETURN                                         (1.19%)       17.70%        36.40%      (25.00%)      (20.73%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      120    $       71    $      119   $       77    $       49
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             1.61%         1.48%         1.64%        1.97%         2.91%
Expenses with reimbursements,
 earnings credits and brokerage offsets               1.58%         1.48%         1.64%        1.97%         2.89%
Net investment loss                                  (0.96%)       (1.03%)       (1.15%)      (1.63%)       (2.40%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.61% (2005), 1.48% (2004), 1.64% (2003), 3.49%
     (2002), AND 57.54% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                         YEAR ENDED
                                              ENDED JUNE 30,                      DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     3.97    $     3.39    $     2.51   $     3.39    $     4.35
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.04)(a)     (0.06)        (0.02)       (0.06)        (0.11)
Net realized and unrealized gains
 (losses) on securities                              (0.02)         0.64          0.90        (0.82)        (0.85)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.06)         0.58          0.88        (0.88)        (0.96)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     3.91    $     3.97    $     3.39   $     2.51    $     3.39
                                                =================================================================

TOTAL RETURN(b)                                      (1.51%)       17.11%        35.06%      (25.96%)      (22.07%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       26    $       40    $       34   $       20    $       20
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(d)             2.57%         2.26%         2.76%        3.64%         3.13%
Expenses with reimbursements,
 earnings credits and brokerage offsets               2.55%         2.25%         2.76%        3.63%         3.11%
Net investment loss                                  (1.92%)       (1.78%)       (2.27%)      (3.29%)       (2.57%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.57% (2005), 2.26% (2004), 2.76% (2003), 10.30%
     (2002), AND 28.91% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $75,695 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $27,420 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                               TRANSFER
                                                              AGENCY FEES
     --------------------------------------------------------------------
     Class A                                                   $  1,656
     Class B                                                   $  3,019
     Class C                                                   $    568
     Class R                                                   $    182
     Class T                                                   $    142

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,379 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $10,745 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $63,832 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
     --------------------------------------------------------------------
     Class A                                   N/A            $ 1,869
     Class B                                 $ 6,391          $ 2,130
     Class C                                 $ 1,610          $   537
     Class T                                 $    37          $    37

During the six months ended June 30, 2005, DSC retained $1,514 in sales commissions from the sales of Class A shares. DSC also retained $1,410 and $13 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                      AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/04 to 8/31/05                                      $  200,000
     9/1/05 to 8/31/06                                      $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $1,868, which reduced the amount paid to Mellon Bank to $1,605.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

     EXPIRATION                                                AMOUNT
     -------------------------------------------------------------------
        2009                                               $  17,754,484
        2010                                               $  31,942,177
                                                           -------------
                                                           $  49,696,661
                                                           =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Federal Tax Cost                                      $   99,532,476
     Gross Tax Appreciation of Investments                 $    8,272,628
     Gross Tax Depreciation of Investments                 $   (4,026,127)
     Net Tax Appreciation                                  $    4,246,501

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                         SIX MONTHS ENDED                       YEAR ENDED
                                             6/30/2005                          12/31/2004
                                        SHARES          AMOUNT            SHARES            AMOUNT
CLASS A

Sold                                    100,690    $      403,469           226,896    $      852,592
Redeemed                               (105,994)   $     (431,598)         (193,006)   $     (700,254)
                                       --------------------------------------------------------------
Net Increase (Decrease)                  (5,304)   $      (28,129)           33,890    $      152,338
                                       ==============================================================
CLASS B

Sold                                     40,150    $      157,645            89,684    $      322,791
Redeemed                                (83,979)   $     (322,895)          (98,294)   $     (355,279)
                                       --------------------------------------------------------------
Net Decrease                            (43,829)   $     (165,250)           (8,610)   $      (32,488)
                                       ==============================================================

                                         SIX MONTHS ENDED                       YEAR ENDED
                                             6/30/2005                          12/31/2004
                                       SHARES          AMOUNT            SHARES            AMOUNT
CLASS C
Sold                                     25,080    $       96,933           110,256    $      385,913
Redeemed                                (11,003)   $      (42,419)          (97,748)   $     (340,347)
                                     ----------------------------------------------------------------
Net Increase                             14,077    $       54,514            12,508    $       45,566
                                     ================================================================

CLASS F
Sold                                    658,250    $    2,677,721         3,973,983    $   14,909,282
Redeemed                             (4,661,355)   $  (19,169,737)      (20,268,328)   $  (75,325,829)
                                     ----------------------------------------------------------------
Net Decrease                         (4,003,105)   $  (16,492,016)      (16,294,345)   $  (60,416,547)
                                     ================================================================

CLASS R
Sold                                     15,110    $       61,832            23,623    $       90,989
Redeemed                                 (3,227)   $      (13,234)          (40,138)   $     (142,757)
                                     ----------------------------------------------------------------
Net Increase (Decrease)                  11,883    $       48,598           (16,515)   $      (51,768)
                                     ================================================================

CLASS T
Sold                                          0    $            0             1,380    $        4,956
Redeemed                                 (3,319)   $      (12,913)           (1,452)   $       (5,032)
                                     ----------------------------------------------------------------
Net Decrease                             (3,319)   $      (12,913)              (72)   $          (76)
                                     ================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $101,116,063 and $121,701,229, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

DREYFUS FOUNDERS MID-CAP GROWTH FUND

P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                   A-636-MCAP-05

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
PASSPORT FUND

INVESTMENT UPDATE
JUNE 30, 2005

[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           20
Statement of Operations                                                       22
Statements of Changes in Net Assets                                           23
Financial Highlights                                                          24
Notes to Financial Statements                                                 30

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

   To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                               DISTRIBUTOR
Founders Asset Management LLC                    Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)                   200 Park Avenue
210 University Boulevard, Suite 800              New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF TRACY P. STOUFFER]

A DISCUSSION WITH PORTFOLIO MANAGER TRACY P. STOUFFER, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

WEAK INVESTING ENVIRONMENT

Although the first quarter of 2005 provided a difficult international investing environment, the second quarter presented an even more challenging one. Major currencies, including the euro and the yen, dropped against the U.S. dollar, depressing investment returns. Fears of a slowdown in the Chinese and U.S. economies, along with rising transportation, raw materials and energy costs, and higher interest rates, plagued investor sentiment worldwide.

   In Europe, French and Dutch "no" votes on the European Union constitution drew much attention during the period. On the positive side, the European region continued to enjoy significant merger and acquisition activity. While the benefits of anticipated synergies are yet to be determined, these transactions highlighted the abundant liquidity in European markets.

   For the period ended June 30, 2005, the Dreyfus Founders Passport Fund underperformed its international small-cap benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index, which returned 4.13%. The Fund's performance compared favorably(1) to the large-cap MSCI World ex U.S. Index, which returned -0.71% for the six-month timeframe.

OIL STOCKS AIDED PERFORMANCE

Crude oil prices continued to increase during the period, surpassing $60 per barrel. As the first quarter experienced a glut, the second quarter found an acute capacity squeeze through a lack of storage, ports, facilities and boats.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index measures global performance of small capitalization securities outside of the United States. The total return figures cited for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

These factors combined to boost the performance of many oil services companies. Norway performed strongly from its heavy weighting in this industry, with oil services companies such as FRED OLSEN ENERGY ASA posting a positive return. France's VALLOUREC SA also saw a stock price increase in this high price and high demand oil environment. The Fund continued to hold numerous oil services stocks as capacity constraints benefited these companies through the end of the period.

CONSUMER-RELATED STOCKS HELPED FUND RETURN

Some of the Fund's top-performing holdings during the period were found in the consumer discretionary sector. Although Internet gaming is not a new industry, the advent of televised poker tournaments has pumped energy and money into online gaming, particularly online poker. The Fund found numerous growth opportunities in this industry; gaming host companies such as BETandWIN.com Interactive as well as Britain's Gaming VC Holdings SA reaped the benefits of this surging popularity during the period. BetandWin.com was one of Austria's, as well as the Fund's, stronger individual performers. Although the Fund benefited from these stocks, it exited its positions in these companies by the end of the period, as more compelling growth opportunities were found in other areas. A broker of entertainment tickets, Germany's CTS EVENTIM AG, also positively impacted Fund performance in this sector.

   Strong stock selection in the consumer staples sector also aided the Fund's relative return.

TOP 3 PERFORMING SECTORS IN THE FUND

Consumer Discretionary
Energy
Consumer Staples

GREEN PUSH LIFTED RETURN

Despite multiple negative headwinds facing small-cap stocks, the Fund found strong growth prospects in renewable energy sources, such as solar and biofuels, which benefited during the period from both pricing and policy. Beyond the measures implemented due to the Kyoto Protocol, an agreement by various countries to reduce emissions of greenhouse gases, legislation is being passed in many countries, primarily in Europe, which mandates the use of renewable energy. For example, the United Kingdom has legislated that 20% of all new construction's energy come from renewable sources. This also will apply to all new construction for the Olympic games in 2012. Many companies are benefiting, particularly in the solar component market, from this green push. In fact, manufacturers of polysilicon and the solar wafers used in solar panels' photovoltaic cells boosted the Fund's performance during the period; the relative performance of Taiwan and Germany, in which many of these companies are domiciled, was aided in part by this industry. German holding SolarWorld AG was among the Fund's top performers for the period.

COUNTRIES IMPACTED PERFORMANCE

Retailer IC COMPANYS AS, a Danish holding, performed well for the Fund due to a recently implemented comprehensive restructuring plan. The Fund's position in India was positively impacted by the performance of stocks such as equity brokerage house INDIABULLS FINANCIAL SERVICES and low-cost airline company SPICEJET LIMITED. The Fund's position in Germany benefited from the aforementioned SolarWorld AG and CTS Eventim AG. Semiconductor issue WAFER WORKS CORPORATION also aided the Fund's return from Taiwan.

   The Fund's holdings in Hong Kong suffered during the period primarily due to the effect of interest rate increases on the country's pegged currency, as well as its association with China. Our positions in Australia, South Korea, Singapore and Italy also underperformed overall.

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

      1. EMPIRE ONLINE LIMITED 144A (United Kingdom; EOL)                   1.22%
      2. SINVEST ASA (Norway; SIN)                                          1.21%
      3. APL AS (Norway; APL)                                               1.21%
      4. MICRO FOCUS INTERNATIONAL PLC (United Kingdom; MCRO)               1.16%
      5. OCEAN RIG ASA (Norway; OCR)                                        1.15%
      6. ULTRA ELECTRONICS HOLDINGS PLC (United Kingdom; ULE)               1.15%
      7. MEDA AB CLASS A (Sweden; MEDAA)                                    1.13%
      8. SPICEJET LIMITED (India; MFT)                                      1.11%
      9. DON QUIJOTE COMPANY LIMITED (Japan; 7532)                          1.10%
     10. AKER KVAERNER ASA (Norway; AKVR)                                   1.09%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

[SIDENOTE

"RENEWABLE ENERGY SOURCES, SUCH AS SOLAR AND BIOFUELS, BENEFITED DURING THE PERIOD FROM BOTH PRICING AND POLICY."

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Passport Fund       MSCI World
                 Class F Shares      ex U.S. Index
06/30/1995       $10,000.00          $10,000.00
06/28/1996       $12,907.52          $11,335.14
06/30/1997       $14,369.46          $12,868.78
06/30/1998       $16,635.62          $13,678.85
06/30/1999       $16,638.83          $14,686.76
06/30/2000       $25,644.34          $17,446.85
06/29/2001       $15,652.42          $13,288.24
06/28/2002       $14,250.08          $12,035.91
06/30/2003       $14,122.59          $11,364.24
06/30/2004       $20,709.36          $14,995.31
06/30/2005       $24,038.16          $17,177.64

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                           YEAR-TO          1             5             10           SINCE
   CLASS (INCEPTION DATE)                   DATE+         YEAR          YEARS          YEARS       INCEPTION
   ----------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)               (4.61%)         9.35%        (2.48%)           --          (4.12%)
   Without sales charge                     1.19%         16.01%        (1.32%)           --          (3.08%)

   B SHARES (12/31/99)
   With redemption*                        (3.25%)        10.96%        (2.49%)           --          (4.01%)
   Without redemption                       0.75%         14.96%        (2.14%)           --          (3.86%)

   C SHARES (12/31/99)
   With redemption**                       (0.19%)        14.06%        (2.12%)           --          (3.87%)
   Without redemption                       0.81%         15.06%        (2.12%)           --          (3.87%)

   F SHARES (11/16/93)                      1.25%        16.07%         (1.29%)         9.17%          8.37%

   R SHARES (12/31/99)                      1.29%        16.17%         (1.87%)           --          (3.55%)

   T SHARES (12/31/99)
   With sales charge (4.50%)               (3.63%)        10.20%        (3.09%)           --          (4.68%)
   Without sales charge                     0.93%         15.38%        (2.19%)           --          (3.88%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments such as limited product lines, less liquidity, and small market share. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

SELECT SECTORS DETRACTED

The Fund held an underweight position in the financials sector at the end of the period. Paired with weak individual stock performance, primarily from Japanese real estate companies, Islamic Bank of Britain PLC and Upbest Group Limited, the Fund's relative return suffered. Industrials and telecommunications services holdings also underperformed for the Fund.

COMPANY-SPECIFIC DISAPPOINTMENTS

Although the consumer discretionary sector provided a positive impact during the period, numerous holdings in this sector underperformed. Among them were France's 123 MULTIMEDIA, clothing retailer RNB Retail and Brands AB, Gentosha, Inc., and Hong Kong's Pearl Oriental Enterprises Limited. Gentosha, a Japanese bookstore, fell as the market awaited the outcome of the company's internal restructuring efforts.

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Japan                                           18.98%
   United Kingdom                                  10.54%
   India                                           10.04%
   Norway                                           9.49%
   South Korea                                      6.18%
   Canada                                           5.30%
   Taiwan                                           5.13%
   Singapore                                        4.36%
   Other Countries                                 27.71%
   Cash & Equivalents                               2.27%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Financials
   Industrials
   Telecommunications Services

   Information technology holdings Cyber Agent Limited, PChome Online and Boss Media AB also declined during the half. PChome Online's stock fell due to a change in the company's business model, resulting in much lower margins.

   D1 OILS PLC also detracted from the Fund's return in spite of the strong performance of the energy sector.

IN CONCLUSION

At the end of the period, we continued to find investment opportunities in sectors with shortages or bottlenecks, including energy infrastructure, renewable energy and energy conservation plays. We also were very positive on companies that contribute to the development of the sophistication of financial markets and products. Finally, we were looking for opportunities to invest in beneficiaries of petrodollars.

   As always, we continue to seek out international small-cap companies with the strongest growth potential by intensive analysis, management contact and fundamental, bottom-up research.

/s/ Tracy P. Stouffer

Tracy P. Stouffer, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                        BEGINNING         ENDING           EXPENSES PAID
                                      ACCOUNT VALUE   ACCOUNT VALUE        DURING PERIOD*
                                        (1/1/05)        (6/30/05)         (1/1/05-6/30/05)
------------------------------------------------------------------------------------------
CLASS A ACTUAL                        $    1,000.00   $    1,001.71          $    10.23
CLASS A HYPOTHETICAL                       1,000.00        1,014.50               10.29

CLASS B ACTUAL                             1,000.00          992.92               14.53
CLASS B HYPOTHETICAL                       1,000.00        1,010.14               14.66

CLASS C ACTUAL                             1,000.00          993.80               14.29
CLASS C HYPOTHETICAL                       1,000.00        1,010.39               14.41

CLASS F ACTUAL                             1,000.00        1,002.60                9.93
CLASS F HYPOTHETICAL                       1,000.00        1,014.80                9.99

CLASS R ACTUAL                             1,000.00        1,003.55                9.33
CLASS R HYPOTHETICAL                       1,000.00        1,015.41                9.39

CLASS T ACTUAL                             1,000.00          996.88               12.46
CLASS T HYPOTHETICAL                       1,000.00        1,012.24               12.55

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                      EXPENSE RATIO
---------------------------------------------------
CLASS A                                   2.05%
CLASS B                                   2.92%
CLASS C                                   2.87%
CLASS F                                   1.99%
CLASS R                                   1.87%
CLASS T                                   2.50%

STATEMENT OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--97.4%
AEROSPACE & DEFENSE--1.9%
   231,961     Taneja Aerospace Aviation (IN)*                   $       423,641
    80,000     Ultra Electronics Holdings PLC (UK)                     1,153,915
    50,000     VT Group PLC (UK)                                         316,252
                                                                 ---------------
                                                                       1,893,808
                                                                 ---------------
AGRICULTURAL PRODUCTS--0.3%
   425,000     Petra Foods Limited (SG)                                  262,174
                                                                 ---------------
AIR FREIGHT & LOGISTICS--0.5%
       166     World Logi Company Limited (JA)*                          459,490
                                                                 ---------------
AIRLINES--1.1%
   735,000     SpiceJet Limited (IN)*                                  1,110,742
                                                                 ---------------
APPAREL RETAIL--2.0%
        61     Link Theory Holdings Company Limited (JA)                 482,346
   151,500     Mulberry Group PLC (UK)*                                  417,690
    14,800     Point, Inc. (JA)                                          581,805
    58,475     Shoppers' Stop Limited (IN)*                              485,084
                                                                 ---------------
                                                                       1,966,925
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.2%
    11,800     IC Companys AS (DE)*                                      527,025
    51,000     Mariella Burani Spa (IT)                                  654,859
                                                                 ---------------
                                                                       1,181,884
                                                                 ---------------
APPLICATION SOFTWARE--1.2%
   406,775     Micro Focus International PLC (UK)*                     1,166,171
                                                                 ---------------
BREWERS--0.3%
       585     Harboes Bryggeri AS Class B (DE)                          258,429
                                                                 ---------------
BROADCASTING & CABLE TV--0.4%
    10,000     Qrix Communication, Inc. (KR)                             381,344
                                                                 ---------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS

The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU        Australia
BD        Bermuda
BE        Belgium
CA        Canada
CN        China
DE        Denmark
FI        Finland
FR        France
GE        Germany
GR        Greece
HK        Hong Kong
ID        Indonesia
IN        India
IT        Italy
JA        Japan
KR        South Korea
MA        Malaysia
NE        Netherlands
NW        Norway
PH        Philippines
SG        Singapore
SP        Spain
SW        Sweden
SZ        Switzerland
TH        Thailand
TU        Turkey
TW        Taiwan
UK        United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
   195,050     Lloyd Electric & Engineering (IN)*                $       489,251
                                                                 ---------------
CASINOS & GAMING--3.7%
   375,000     Empire Online Limited 144A (UK)*+                       1,218,935
   342,475     IG Group Holdings PLC (UK)*                               898,989
   744,000     Melco International Development Limited (HK)              890,387
    35,000     Unibet Group PLC (SW)                                     716,855
                                                                 ---------------
                                                                       3,725,166
                                                                 ---------------
COMMODITY CHEMICALS--1.6%
20,570,000     Daqing Petroleum and Chemical Group Limited (HK)        1,085,279
    20,000     Soken Chemical & Engineering Company Limited (JA)         504,914
                                                                 ---------------
                                                                       1,590,193
                                                                 ---------------
COMMUNICATIONS EQUIPMENT--3.4%
   402,000     CyberTAN Technology, Inc. (TW)                            299,517
    18,200     Digital Multimedia Technologies SPA (IT)*                 576,198
   179,350     Exfo Electro-Optical Engineering, Inc. (CA)*              778,379
    70,000     Giant Wireless Technology Limited (SG)                     21,176
    64,600     RTX Telecom AS (DE)*                                      786,884
   127,000     Tamura Taiko Holdings, Inc. (JA)                        1,000,793
                                                                 ---------------
                                                                       3,462,947
                                                                 ---------------
COMPUTER STORAGE & PERIPHERALS--0.8%
 3,250,000     Anwell Technologies Limited (SG)                          385,551
    56,000     King Slide Works Company Limited (TW)                     387,182
                                                                 ---------------
                                                                         772,733
                                                                 ---------------
CONSTRUCTION & ENGINEERING--3.5%
    83,050     Abengoa SA (SP)                                           964,880
    87,000     Chiyoda Corporation (JA)                                1,078,577
    22,350     Korea Development Corporation (KR)                        522,832
 2,000,000     Power Line Engineering Public Company Limited
               Foreign Shares (TH)#                                      435,572
    80,000     WorleyParsons Limited (AU)                                480,475
                                                                 ---------------
                                                                       3,482,336
                                                                 ---------------
CONSTRUCTION MATERIALS--0.2%
    49,000     Cimsa Cimento Sanayi ve Ticaret AS (TU)                   235,701
                                                                 ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.7%
    28,200     Aker Yards AS (NW)                                      1,087,553
    25,000     STX Shipbuilding Company Limited (KR)                     592,073
                                                                 ---------------
                                                                       1,679,626
                                                                 ---------------
DEPARTMENT STORES--0.7%
    19,350     Stockmann AB Class B (FI)                                 690,821
                                                                 ---------------
DISTILLERS & VINTNERS--0.5%
    54,825     Radico Khaitan Limited (IN)                               519,813
                                                                 ---------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
        22     First Energy Service Company Limited (JA)*        $       493,914
   600,000     Raffles Education Corporation Limited (SG)                266,920
    35,000     Ramirent Oyj (FI)                                         656,965
                                                                 ---------------
                                                                       1,417,799
                                                                 ---------------
DIVERSIFIED METALS & MINING--3.4%
   208,275     Birch Mountain Resources Limited (CA)*                    469,180
   192,425     HEG Limited (IN)                                          621,647
   100,000     International Uranium Corporation (CA)*                   432,582
    64,300     Major Drilling Group International, Inc. (CA)*            635,023
    13,000     Toho Titanium Company Limited (JA)                        478,226
   180,000     Uranium Participation Corporation 144A (CA)*+             822,723
                                                                 ---------------
                                                                       3,459,381
                                                                 ---------------
ELECTRIC UTILITIES--0.5%
   180,000     Webel-Sl Energy Systems Limited (IN)*                     486,072
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
 1,000,000     Magnecomp International Limited (SG)                      566,463
 1,000,000     Surface Mount Technology (Holdings) Limited (SG)          415,208
   289,000     VTech Holdings Limited (HK)                               674,990
                                                                 ---------------
                                                                       1,656,661
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.9%
   294,000     Cheng Uei Precision Industry Company Limited (TW)         858,564
     8,400     HF Company (FR)                                           505,240
    62,200     Micronic Laser Systems AB (SW)*                           696,694
    87,750     Rotork PLC (UK)                                           746,842
    10,160     SFA Engineering Corporation (KR)                          263,698
   114,000     Simplo Technology Company Limited (TW)                    282,526
   774,000     Sino-American Silicon Products, Inc. (TW)               1,029,964
    27,810     Telechips, Inc. (KR)                                      517,489
                                                                 ---------------
                                                                       4,901,017
                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES--0.7%
    61,710     ADP Engineering Company Limited (KR)*                     683,015
                                                                 ---------------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
       374     Nippon Jogesuido Sekkei Company Limited (JA)              499,071
                                                                 ---------------
GAS UTILITIES--0.7%
   138,000     Shizuoka Gas Company Limited (JA)                         707,979
                                                                 ---------------
GENERAL MERCHANDISE STORES--1.1%
    20,300     Don Quijote Company Limited (JA)                        1,105,509
                                                                 ---------------
HEALTHCARE EQUIPMENT--0.8%
     6,800     Ypsomed Holding AG (SZ)*                                  777,370
                                                                 ---------------
HEALTHCARE FACILITIES--0.9%
    26,025     Generale de Sante (FR)                                    636,216
    39,000     Nichiryoku Company Limited (JA)                           232,080
                                                                 ---------------
                                                                         868,296
                                                                 ---------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE SERVICES--0.6%
    45,000     RaySearch Laboratories AB (SW)*                   $       604,846
                                                                 ---------------
HOMEBUILDING--0.3%
   134,968     D.S. Kulkarni Developers (IN)                             260,002
                                                                 ---------------
HOTELS, RESORTS & CRUISE LINES--1.4%
    60,000     De Vere Group PLC (UK)                                    606,343
   180,000     Formosa International Hotels Corporation (TW)             302,320
   121,850     Hotel Leelaventure Limited (IN)                           526,499
                                                                 ---------------
                                                                       1,435,162
                                                                 ---------------
INDUSTRIAL MACHINERY--2.3%
   350,000     Japan Steel Works Limited (JA)                            953,025
    12,000     KCI Konecranes Oyj (FI)                                   511,921
    30,000     Metka SA (GR)                                             267,941
 3,000,000     Midas Holdings Limited (SG)                               533,839
                                                                 ---------------
                                                                       2,266,726
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
       100     M.P. Technologies, Inc. (JA)                              515,733
   250,000     Spanco Telesystems and Solutions Limited (IN)             463,197
                                                                 ---------------
                                                                         978,930
                                                                 ---------------
INTERNET SOFTWARE & SERVICES--2.9%
        75     DeNA Company Limited (JA)*                                632,269
       226     Digital Arts, Inc. (JA)*                                  821,189
        22     Gourmet Navigator, Inc. (JA)*                             116,238
        88     Gourmet Navigator, Inc. New Shares (JA)*                  386,403
   121,300     Thomson Intermedia PLC (UK)*                              423,822
    25,940     Webzen, Inc. (KR)                                         495,230
                                                                 ---------------
                                                                       2,875,151
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE--0.6%
        45     Fintech Global, Inc. (JA)*                                616,716
                                                                 ---------------
IT CONSULTING & OTHER SERVICES--2.3%
   165,000     AffectoGenimap Oyj (FI)*                                  910,565
 1,500,000     CSE Global Limited (SG)                                   609,467
   120,750     Transcom WorldWide SA Class B (SW)*                       766,676
                                                                 ---------------
                                                                       2,286,708
                                                                 ---------------
LEISURE FACILITIES--0.7%
   302,975     Goals Soccer Centres PLC (UK)*                            678,586
                                                                 ---------------
MARINE--2.2%
    25,000     Cargotec Corporation Class B (FI)*                        697,991
    63,500     Geo ASA 144A (NW)*+^#                                     194,359
    19,350     Koninklijke Vopak NV (NE)                                 488,492
 1,697,000     Labroy Marine Limited (SG)                                805,267
                                                                 ---------------
                                                                       2,186,109
                                                                 ---------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.9%
    17,000     123 Multimedia (FR)                               $       639,840
    21,300     Club iT Corporation (JA)*                                 460,914
    18,400     CTS Eventim AG (GE)*                                      772,698
                                                                 ---------------
                                                                       1,873,452
                                                                 ---------------
MULTI-SECTOR HOLDINGS--0.6%
    15,000     Ackermans & van Haaren NV (BE)                            630,643
                                                                 ---------------
OIL & GAS DRILLING--2.7%
    41,200     Fred Olsen Energy ASA (NW)*                             1,052,967
   140,000     Ocean Rig ASA (NW)*                                     1,156,972
   150,950     Saxon Energy Services, Inc. (CA)*                         480,497
                                                                 ---------------
                                                                       2,690,436
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES--5.9%
    27,000     Aker Kvaerner ASA (NW)*                                 1,097,057
   111,200     APL AS (NW)*                                            1,208,270
    16,475     Exploration Resources ASA (NW)*                           474,006
   210,000     Sinvest ASA (NW)*                                       1,211,606
    56,000     Stolt Offshore SA (NW)*                                   512,067
     1,607     Vallourec SA (FR)                                         462,477
   601,975     Welspun Gujarat Stahl Rohren Limited (IN)*                933,252
                                                                 ---------------
                                                                       5,898,735
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION--3.1%
   150,000     Find Energy Limited (CA)*                                 500,735
   143,800     Revus Energy ASA (NW)*                                    988,112
   447,450     UTS Energy Corporation (CA)*                              938,579
   110,000     Venture Production PLC (UK)*                              727,782
                                                                 ---------------
                                                                       3,155,208
                                                                 ---------------
OIL & GAS REFINING & MARKETING--1.0%
    47,500     D1 Oils PLC (UK)*                                         263,842
    15,000     Motor Oil (Hellas) Corinth Refineries SA (GR)             222,195
   173,000     Singapore Petroleum Company Limited (SG)                  508,974
                                                                 ---------------
                                                                         995,011
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
   224,250     Aygaz AS (TU)                                             522,492
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
   249,575     Indiabulls Financial Services (IN)*                       929,412
                                                                 ---------------
PACKAGED FOODS & MEATS--0.8%
     1,050     Hiestand Holding AG (SZ)                                  826,726
                                                                 ---------------
PAPER PACKAGING--0.6%
 1,066,000     Vision Grande Group Holdings Limited (HK)                 603,577
                                                                 ---------------
PHARMACEUTICALS--3.1%
    25,580     Boryung Pharmaceutical Company (KR)                       704,717
    21,470     Il Dong Pharmaceutical Company (KR)                       691,108
   300,000     Kopran Limited (IN)*                                      566,532
   111,500     Meda AB Class A (SW)                                    1,134,711
                                                                 ---------------
                                                                       3,097,068
                                                                 ---------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PUBLISHING--0.5%
       450     Chintai Jutaku News Company Limited (JA)          $       555,856
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
   415,000     Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi
               AS (TU)*                                                  745,472
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--4.2%
       379     Arealink Company Limited (JA)                             744,946
       139     Arealink Company Limited New Shares (JA)*#                259,552
   282,500     Expomedia Group PLC (UK)*                                 663,098
    24,600     FJ Next Company Limited (JA)                              290,560
       172     RISA Partners, Inc. (JA)*                                 555,189
 2,000,000     Rojana Industrial Park Public Company Limited
               Foreign Shares (TH)#                                      375,076
       199     Sun Frontier Fudousan Company Limited (JA)                654,900
    30,000     Touei Housing Corporation (JA)                            630,241
                                                                 ---------------
                                                                       4,173,562
                                                                 ---------------
REGIONAL BANKS--2.0%
     3,675     Forstaedernes Bank AS (DE)                                360,278
    60,000     Geniki Bank (GR)*                                         559,119
 4,994,500     Lippo Bank TBK PT (ID)*                                   603,843
       790     Ringkjoebing Landbobank Aktieselskab (DE)                 365,670
   100,000     Yes Bank Limited (IN)*#                                   103,508
                                                                 ---------------
                                                                       1,992,418
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT--1.4%
    36,320     Jusung Engineering Company Limited (KR)                   484,501
    86,175     Silicon-On-Insulator Technologies (FR)*                   938,612
                                                                 ---------------
                                                                       1,423,113
                                                                 ---------------
SEMICONDUCTORS--3.8%
   160,000     Elite Semiconductor Memory Technologies, Inc. (TW)        313,181
    41,800     MegaChips Corporation (JA)                                489,193
       148     Nihon Aim Company Limited (JA)                            813,993
    52,500     Nordic Semiconductor ASA (NW)*                            528,270
   309,000     System General Corporation (TW)*                          613,610
 1,318,000     Wafer Works Corporation (TW)*                           1,061,058
                                                                 ---------------
                                                                       3,819,305
                                                                 ---------------
SOFT DRINKS--0.7%
   753,500     Mount Everest Mineral Water (IN)*                         736,601
                                                                 ---------------
SPECIALIZED CONSUMER SERVICES--0.4%
    25,000     Homeserve PLC (UK)                                        445,709
                                                                 ---------------
SPECIALIZED FINANCE--1.9%
 1,334,000     Fil-Hispano Holdings Corporation (PH)*                    157,292
   142,175     FireOne Group PLC (UK)*                                   840,669
   724,346     SREI Infrastructure Finance Limited (IN)                  961,352
                                                                 ---------------
                                                                       1,959,313
                                                                 ---------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS--2.3%
     25,900    Auriga Industries AS Class B (DE)                 $       757,162
     81,300    Shinwha Intertek Corporation (KR)                         860,546
    101,000    Tokuyama Corporation (JA)                                 719,412
                                                                 ---------------
                                                                       2,337,120
                                                                 ---------------
SYSTEMS SOFTWARE--0.5%
     12,500    Software AG (GE)                                          516,610
                                                                 ---------------
TEXTILES--1.2%
    114,875    SRF Limited (IN)                                          451,177
    152,000    Toho Tenax Company Limited (JA)*                          735,948
                                                                 ---------------
                                                                       1,187,125
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
    200,000    BSL Corporation (JA)                                      449,013
                                                                 ---------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$94,891,050)                                                   97,644,637
                                                                 ---------------

UNITS                                                               MARKET VALUE
--------------------------------------------------------------------------------
FOREIGN RIGHTS AND WARRANTS--0.3%
ELECTRIC UTILITIES--0.2%

    424,000    VRB Power Systems Special Warrants 144A,
               expire 2005 (CA)*+^#                              $       249,167
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
    600,000    Yangtze Telecom Corporation Warrants, expire
               2005 (CN)*^#                                                    0
                                                                 ---------------
PUBLISHING--0.1%
    204,677    Media Prima Berhad ICULS (MA)                              53,054
                                                                 ---------------
REGIONAL BANKS--0.0%
     60,000    Geniki Bank SA Rights (GR)*                                37,759
                                                                 ---------------
TOTAL FOREIGN RIGHTS AND WARRANTS
(COST--$367,083)                                                         339,980
                                                                 ---------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--4.1%
HOUSEHOLD APPLIANCES--4.1%
$ 4,100,000    Stanley Works, Inc.
               3.37% 7/1/05~                                     $     4,100,000
                                                                 ---------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$4,100,000)                                           4,100,000
                                                                 ---------------
TOTAL INVESTMENTS--101.8%
(TOTAL COST--$99,358,133)                                            102,084,617
                                                                 ---------------
OTHER ASSETS AND LIABILITIES--(1.8%)                                  (1,822,127)
                                                                 ---------------
NET ASSETS--100.0%                                               $   100,262,490
                                                                 ===============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $2,485,184, OR 2.5%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $4,100,000, OR 4.1%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
#    FAIR VALUED SECURITY.
     ICULS - IRREDEEMABLE CONVERTIBLE UNSECURED LOAN STOCK

^    SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES:

                                           ACQUISITION       ACQUISITION                            VALUE AS %
                                              DATE              COST               VALUE          OF NET ASSETS
                                         ---------------   ---------------    ---------------    ---------------
     YANGTZE TELECOM CORPORATION
       WARRANTS, EXPIRE 2005 (CA)            3/8/04        $             0    $             0          0.00%
     GEO ASA 144A (NW)                       6/21/05               196,960            194,359          0.19%
     VRB POWER SYSTEMS SPECIAL
       WARRANTS 144A, EXPIRE 2005 (CA)       6/29/05               249,522            249,167          0.25%
                                                           ---------------    ---------------    ---------------
                                                           $       446,482    $       443,526          0.44%

THE FUND MAY HAVE REGISTRATION RIGHTS FOR CERTAIN RESTRICTED SECURITIES, WHICH MAY REQUIRE THAT REGISTRATION COSTS BE BORNE BY THE FUND.

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                                $    99,358,133
                                                                              ---------------
Investment securities, at market                                                  102,084,617
Cash                                                                                   19,590
Foreign currency (cost $1,385,723)                                                  1,373,870
Receivables:
   Investment securities sold                                                       5,853,715
   Capital shares sold                                                                  9,715
   Dividends and interest                                                              46,608
Other assets                                                                          106,508
                                                                              ---------------
Total Assets                                                                      109,494,623
                                                                              ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                                  8,717,025
   Capital shares redeemed                                                            163,911
   Advisory fees                                                                       82,585
   Shareholder servicing fees                                                          13,837
   Accounting fees                                                                      8,259
   Distribution fees                                                                   32,149
   Transfer agency fees                                                                36,097
   Custodian fees                                                                      34,377
   India and Thailand taxes                                                            27,299
   Other                                                                              116,594
                                                                              ---------------
Total Liabilities                                                                   9,232,133
                                                                              ---------------
Net Assets                                                                    $   100,262,490
                                                                              ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                       $   228,185,514
Accumulated net investment loss                                                      (486,071)
Accumulated net realized loss from security transactions
 (net of foreign taxes paid on Thailand and Indian
 investments of $159,639 and $388,198, respectively)                             (130,128,412)
Net unrealized appreciation on investments
 and foreign currency translation                                                   2,691,459
                                                                              ---------------
Total                                                                         $   100,262,490
                                                                              ===============

CLASS A
Net Assets                                                                    $    17,732,437
Shares Outstanding                                                                  1,045,527
Net Asset Value, Redemption Price Per Share                                   $         16.96
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                                $         17.99

CLASS B
Net Assets                                                                    $    15,629,476
Shares Outstanding                                                                    964,072
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                       $         16.21

CLASS C
Net Assets                                                                    $     7,088,930
Shares Outstanding                                                                    437,617
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                       $         16.20

CLASS F
Net Assets                                                                    $    59,219,795
Shares Outstanding                                                                  3,490,198
Net Asset Value, Offering and Redemption Price Per Share                      $         16.97

CLASS R
Net Assets                                                                    $       168,267
Shares Outstanding                                                                     10,186
Net Asset Value, Offering and Redemption Price Per Share                      $         16.52

CLASS T
Net Assets                                                                    $       423,585
Shares Outstanding                                                                     26,141
Net Asset Value, Redemption Price Per Share                                   $         16.20
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                                $         16.96

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                     $       920,276
Interest                                                                               56,222
Foreign taxes withheld                                                                (92,719)
                                                                              ---------------
Total Investment Income                                                               883,779
                                                                              ---------------
EXPENSES
Advisory fees--Note 2                                                                 583,599
Shareholder servicing fees--Note 2                                                     88,181
Accounting fees--Note 2                                                                58,360
Distribution fees--Note 2                                                             185,213
Transfer agency fees--Note 2                                                           76,746
Registration fees                                                                      29,240
Postage and mailing expenses                                                            5,675
Custodian fees and expenses--Note 2                                                   248,201
Printing expenses                                                                      26,230
Legal and audit fees                                                                   21,854
Directors' fees and expenses--Note 2                                                   10,600
Other expenses                                                                         42,586
                                                                              ---------------
  Total Expenses                                                                    1,376,485
  Earnings Credits                                                                     (4,621)
  Reimbursed/Waived Expenses                                                          (81,085)
  Expense Offset to Broker Commissions                                                 (4,865)
                                                                              ---------------
  Net Expenses                                                                      1,285,914
                                                                              ---------------
Net Investment Loss                                                                  (402,135)
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security Transactions (net of foreign taxes paid on Thailand and
   Indian investments of $159,639 and $388,198, respectively)                       9,164,845
  Foreign Currency Transactions                                                       (21,558)
                                                                              ---------------
Net Realized Gain                                                                   9,143,287
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                                   (7,901,612)
                                                                              ---------------
Net Realized and Unrealized Gain                                                    1,241,675
                                                                              ---------------
Net Increase in Net Assets Resulting from Operations                          $       839,540
                                                                              ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                         6/30/05            12/31/04
OPERATIONS
Net Investment Loss                                                 $        (402,135)   $    (1,171,904)
Net Realized Gain on Security and Foreign
 Currency Transactions                                                      9,143,287         20,009,742
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                           (7,901,612)        (1,026,156)
                                                                    -----------------    ---------------
Net Increase in Net Assets Resulting from Operations                          839,540         17,811,682
                                                                    -----------------    ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                  (2,181,471)        (9,809,094)
  Class B                                                                  (2,453,343)        (2,918,121)
  Class C                                                                  (3,194,035)        (1,725,859)
  Class F                                                                 (16,895,807)       (14,537,401)
  Class R                                                                     (28,230)            22,994
  Class T                                                                     (92,891)           (87,939)
                                                                    -----------------    ---------------
Net Decrease from Capital Share Transactions                              (24,845,777)       (29,055,420)
                                                                    -----------------    ---------------
Net Decrease in Net Assets                                                (24,006,237)       (11,243,738)
                                                                    -----------------    ---------------

NET ASSETS
Beginning of period                                                 $     124,268,727    $   135,512,465
                                                                    -----------------    ---------------
End of period                                                       $     100,262,490    $   124,268,727
                                                                    =================    ===============

Accumulated Net Investment Loss                                     $        (486,071)   $       (83,936)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                        SIX MONTHS                              YEAR ENDED
                                                      ENDED JUNE 30,                           DECEMBER 31,
                                                           2005             2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.76     $    14.24       $     8.14     $     9.68     $    14.18
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   (0.05)(a)      (0.11)(a)         0.10          (0.16)         (0.14)
Net realized and unrealized gains
 (losses) on securities                                         0.25           2.63             6.00          (1.38)         (4.36)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.20           2.52             6.10          (1.54)         (4.50)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.96     $    16.76       $    14.24     $     8.14     $     9.68
                                                     =============================================================================

TOTAL RETURN(b)                                                 1.19%         17.70%           74.94%        (15.91%)       (31.74%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $        17,732     $   19,726       $   27,252     $    9,422     $   14,033
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.07%          1.92%            2.45%          2.24%          1.88%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.05%          1.92%            2.45%          2.24%          1.87%
Net investment loss                                            (0.54%)        (0.77%)          (0.83%)        (0.80%)        (0.26%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.21% (2005), 2.02% (2004), 2.54%
     (2003), 2.27% (2002), AND 1.88% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                               YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.09     $    13.79       $     7.95     $     9.54     $    14.08
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.12)(a)      (0.23)(a)        (0.31)         (0.29)         (0.18)
Net realized and unrealized gains
 (losses) on securities                                         0.24           2.53             6.15          (1.30)         (4.36)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.12           2.30             5.84          (1.59)         (4.54)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.21     $    16.09       $    13.79     $     7.95     $     9.54
                                                     =============================================================================

TOTAL RETURN(b)                                                 0.75%         16.68%           73.46%        (16.67%)       (32.24%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $        15,629     $   17,917       $   18,198     $   12,810     $   19,661
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.94%          2.79%            3.30%          3.09%          2.66%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.92%          2.78%            3.29%          3.09%          2.64%
Net investment loss                                            (1.43%)        (1.63%)          (1.44%)        (1.64%)        (1.06%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 3.08% (2005), 2.89% (2004), 3.38%
     (2003), 3.12% (2002), AND 2.66% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

     SEE NOTES TO FINANCIAL STATEMENTS.

                                                       SIX MONTHS                                YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.07     $    13.76       $     7.93     $     9.52     $    14.06
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.11)(a)      (0.22)(a)        (0.01)         (0.35)         (0.22)
Net realized and unrealized gains
 (losses) on securities                                         0.24           2.53             5.84          (1.24)         (4.32)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.13           2.31             5.83          (1.59)         (4.54)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.20     $    16.07       $    13.76     $     7.93     $     9.52
                                                     =============================================================================

TOTAL RETURN(b)                                                 0.81%         16.79%           73.52%        (16.70%)       (32.29%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $         7,089     $   10,249       $   10,639     $    5,268     $    8,928
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.88%          2.71%            3.25%          3.06%          2.67%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.87%          2.70%            3.25%          3.05%          2.65%
Net investment loss                                            (1.37%)        (1.55%)          (1.43%)        (1.58%)        (1.08%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 3.02% (2005), 2.81% (2004), 3.34%
     (2003), 3.08% (2002), AND 2.67% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                               YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.76     $    14.24       $     8.13     $     9.67     $    14.17
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.04)(a)      (0.11)(a)        (0.14)         (0.23)         (0.22)
Net realized and unrealized gains
 (losses) on securities                                         0.25           2.63             6.25          (1.31)         (4.28)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.21           2.52             6.11          (1.54)         (4.50)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.97     $    16.76       $    14.24     $     8.13     $     9.67
                                                     =============================================================================

TOTAL RETURN                                                    1.25%         17.70%           75.15%        (15.93%)       (31.76%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $        59,220     $   75,677       $   78,759     $   50,742     $   78,574
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)                    2.01%          1.90%            2.31%          2.18%          1.92%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         1.99%          1.89%            2.31%          2.18%          1.90%
Net investment loss                                            (0.47%)        (0.75%)          (0.45%)        (0.74%)        (0.30%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.15% (2005), 2.00% (2004), 2.40%
     (2003), 2.21% (2002), AND 1.92% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS                              YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.31     $    13.82       $     7.87     $     9.56     $    14.22
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   (0.03)(a)      (0.07)(a)         0.54          (0.81)         (0.17)
Net realized and unrealized gains
 (losses) on securities                                         0.24           2.56             5.41          (0.88)         (4.49)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.21           2.49             5.95          (1.69)         (4.66)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.52     $    16.31       $    13.82     $     7.87     $     9.56
                                                     =============================================================================

TOTAL RETURN                                                    1.29%         18.02%           75.60%        (17.68%)       (32.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $           168     $      190       $      142     $       37     $       76
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)                    1.89%          1.68%            2.08%          3.94%          1.86%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         1.87%          1.68%            2.07%          3.91%          1.84%
Net investment loss                                            (0.42%)        (0.51%)          (0.32%)        (2.20%)        (0.08%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.03% (2005), 1.79% (2004), 2.17%
     (2003), 4.65% (2002), AND 2.78% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                                YEAR ENDED
                                                      ENDED JUNE 30,                             DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.05     $    13.70       $     7.87     $     9.50     $    14.14
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.08)(a)      (0.17)(a)        (0.24)         (0.45)         (0.22)
Net realized and unrealized gains
 (losses) on securities                                         0.23           2.52             6.07          (1.18)         (4.42)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.15           2.35             5.83          (1.63)         (4.64)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.20     $    16.05       $    13.70     $     7.87     $     9.50
                                                     =============================================================================

TOTAL RETURN(b)                                                 0.93%         17.15%           74.08%        (17.16%)       (32.82%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $           424     $      510       $      522     $      345     $      538
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.52%          2.37%            3.07%          4.03%          3.16%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.50%          2.36%            3.07%          4.03%          3.14%
Net investment loss                                            (1.02%)        (1.21%)          (1.06%)        (2.69%)        (1.60%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.66% (2005), 2.47% (2004), 3.16%
     (2003), 4.05% (2002), AND 3.16% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2005 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $31,810 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $6,490 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                            TRANSFER
                                                           AGENCY FEES
     -----------------------------------------------------------------
     Class A                                                $  15,184
     Class B                                                $  23,939
     Class C                                                $   9,647
     Class R                                                $     210
     Class T                                                $     857

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,487 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $20,419 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $89,300 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
     --------------------------------------------------------------------
     Class A                                   N/A           $  24,007
     Class B                                $  63,794        $  21,264
     Class C                                $  31,529        $  10,510
     Class T                                $     590        $     590

During the six months ended June 30, 2005, DSC retained $1,361 in sales commissions from the sales of Class A shares. DSC also retained $26,389 and $1,684 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                      AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/04 to 8/31/05                                     $  200,000
     9/1/05 to 8/31/06                                     $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $81,085, which reduced the amount paid to Mellon Bank to $167,116.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

     EXPIRATION                                                AMOUNT
     --------------------------------------------------------------------
        2008                                               $   17,533,320
        2009                                               $  109,892,631
        2010                                               $   11,833,084
                                                           --------------
                                                           $  139,259,035
                                                           ==============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Post-October Capital Loss Deferral                    $       50,886
     Federal Tax Cost                                      $   99,471,809
     Gross Tax Appreciation of Investments                 $    5,376,592
     Gross Tax Depreciation of Investments                 $   (2,763,784)
     Net Tax Appreciation                                  $    2,612,808

Certain foreign countries impose a tax on capital gains, which is accrued by the Fund based on unrealized appreciation on affected securities. This unrealized appreciation is not included in the table above. The tax is paid when the gain is realized.

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                         SIX MONTHS ENDED                       YEAR ENDED
                                             6/30/2005                          12/31/2004
                                        SHARES         AMOUNT              SHARES          AMOUNT
CLASS A

Sold                                    205,498    $    3,541,140           871,718    $   12,893,364
Redeemed                               (337,146)   $   (5,722,611)       (1,608,411)   $  (22,702,458)
                                     ----------------------------------------------------------------
Net Decrease                           (131,648)   $   (2,181,471)         (736,693)   $   (9,809,094)
                                     ================================================================
CLASS B

Sold                                      9,390    $      153,895            40,534    $      591,588
Redeemed                               (159,027)   $   (2,607,238)         (246,693)   $   (3,509,709)
                                     ----------------------------------------------------------------
Net Decrease                           (149,637)   $   (2,453,343)         (206,159)   $   (2,918,121)
                                     ================================================================
CLASS C

Sold                                     30,620    $      518,072           156,715    $    2,350,643
Redeemed                               (230,774)   $   (3,712,107)         (291,948)   $   (4,076,502)
                                     ----------------------------------------------------------------
Net Decrease                           (200,154)   $   (3,194,035)         (135,233)   $   (1,725,859)
                                     ================================================================
CLASS F

Sold                                    260,099    $    4,469,131           925,441    $   13,691,198
Redeemed                             (1,284,998)   $  (21,364,938)       (1,942,721)   $  (28,228,599)
                                     ----------------------------------------------------------------
Net Decrease                         (1,024,899)   $  (16,895,807)       (1,017,280)   $  (14,537,401)
                                     ================================================================
CLASS R

Sold                                      1,286    $       21,000            19,297    $      276,727
Redeemed                                 (2,747)   $      (49,230)          (17,956)   $     (253,733)
                                     ----------------------------------------------------------------
Net Increase (Decrease)                  (1,461)   $      (28,230)            1,341    $       22,994
                                     ================================================================
CLASS T

Sold                                          0    $            0             2,301    $       33,146
Redeemed                                 (5,631)   $      (92,891)           (8,628)   $     (121,085)
                                     ----------------------------------------------------------------
Net Decrease                             (5,631)   $      (92,891)           (6,327)   $      (87,939)
                                     ================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $400,710,058 and $422,477,913, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

DREYFUS FOUNDERS PASSPORT FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-PAS-05

SEMIANNUAL REPORT

[GRAPHIC]

DREYFUS FOUNDERS
WORLDWIDE GROWTH FUND

INVESTMENT UPDATE
JUNE 30, 2005


[DREYFUS FOUNDERS FUNDS(R) LOGO]
THE GROWTH SPECIALISTS

TABLE OF CONTENTS

Management Overview                                                     3
Fund Expenses                                                          10
Statement of Investments                                               12
Statement of Assets and Liabilities                                    20
Statement of Operations                                                22
Statements of Changes in Net Assets                                    23
Financial Highlights                                                   24
Notes to Financial Statements                                          30

PAPERLESS DELIVERY OF THIS REPORT

[GRAPHIC]

   Did you know you can reduce your postal mail by accessing Dreyfus Founders Funds regulatory material online? It's a simple, reliable process: when new documents such as this financial report are available, we'll send you an e-mail notification containing a convenient link that will take you directly to that Fund information on our website.

   To take advantage of this service, simply inform us online of your decision to receive materials through the Founders E-Communications Program. Cut down on mailbox clutter and help the Fund reduce printing and postage charges by enrolling today at www.founders.com/ecommunications. If you own Funds through a third party, enroll at www.icsdelivery.com.

INVESTMENT MANAGER                         DISTRIBUTOR
Founders Asset Management LLC              Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)             200 Park Avenue
210 University Boulevard, Suite 800        New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF DANIEL B. LEVAN]
[PHOTO OF JEFFREY R. SULLIVAN]
[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, SECOND FROM LEFT; JEFFREY R. SULLIVAN, CFA, THIRD FROM LEFT; AND JOHN B. JARES, CFA, RIGHT, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

A MIXED ECONOMIC ENVIRONMENT
During the first six months of 2005, the United States contributed positively to the worldwide investing environment through such factors as strong domestic consumer demand, solid corporate earnings growth, a strengthening U.S. dollar and lower unemployment. China's increased demand for goods also injected the global economy, and inflation, in general, remained steady.

   However, crude oil prices continued to skyrocket during the period, reaching over $60 per barrel. Although many energy companies and resource-rich countries benefited from high oil prices and high demand, this increase created a tax on growth throughout the world. The Federal Reserve in the United States continued its monetary tightening policy, which also weighed on investor activity. Structural economic problems plagued the Euro area, and Western European countries continued to struggle with increased competition. Mixed Japanese economic data also caused investor concern during the period.

   For the six months ended June 30, 2005, Dreyfus Founders Worldwide Growth Fund underperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World Index, which returned -0.70% for the same period. The Fund's return compared more favorably(1) to that of the MSCI World Growth Index, which returned -1.33%.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The MSCI World Growth Index measures global developed market equity performance of growth securities. The total return figures cited for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

STOCK-BY-STOCK BASIS
Our strategy in assembling the portfolio during the period remained consistent; we continued to analyze stocks on a company-by-company basis for possible inclusion in the Fund, rather than focusing on sector or country weightings.

U.S., EUROPEAN AND AUSTRALIAN STOCKS AIDED PERFORMANCE
Solid stock selection in the U.S. positively impacted Fund performance during the reporting period. Likewise, France, Germany, Australia and Finland buoyed the Fund's return, due primarily to strong selection of stocks within each respective country. Australia fueled the Fund's return as OIL SEARCH LIMITED benefited from the high energy price environment and better-than-expected drilling results in its Yemeni oil field. Finnish utilities stock FORTUM OYJ gained nearly 20% during the Fund's holding period, helping the Fund's position in Finland outperform.

   Strong company-specific performance in the information technology sector was the chief contributor to the Fund's six-month return. Information technology stocks were among the Fund's top performers overall, with APPLE COMPUTER, INC., TEXAS INSTRUMENTS, INC. and INTEL CORPORATION leading the pack. Apple experienced outstanding growth in revenue as well as earnings per share (EPS) driven by the popularity of the company's iPod and Macintosh products. Strong demand for mobile telephone handsets drove strong demand for semiconductors and chipsets produced by Texas Instruments. Improved demand trends also lifted the company's gross and operating margins. Intel's processor unit was driven by strong demand for notebook computers. The company saw a rebound in revenue growth and improved gross and operating margin trends as a result of this demand.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Information Technology
   Consumer Discretionary
   Telecommunications Services

[SIDENOTE]

"ALTHOUGH MANY ENERGY COMPANIES AND RESOURCE-RICH COUNTRIES BENEFITED FROM HIGH OIL PRICES AND HIGH DEMAND, THIS INCREASE CREATED A TAX ON GROWTH THROUGHOUT THE WORLD."

   Fund holdings within the consumer discretionary sector aided relative Fund performance as well. Propelled mainly by the strong consumer spending environment within the United States, issues such as GILLETTE COMPANY outperformed. Gillette's stock price was also boosted by an acquisition offer by personal care manufacturing giant, Procter & Gamble Company.

   Strong stock selection in the telecommunications services sector also produced a positive effect on the Fund's relative return for the period. TELUS CORPORATION outperformed due to excellent results reported in early May, citing strong wireless sales. Mobile phone provider NOKIA OYJ also performed strongly during the period.

   Healthcare holding GENENTECH, INC., industrials' AMR CORPORATION, and consumer staples issue SAFEWAY, INC. were other notable performers during the period. Genentech's stock performance was driven by solid sales and expanded uses for its cancer drugs, Avastin(TM) and Herceptin(R). The shares of AMR, parent company of American Airlines, were lifted due to strong consumer travel demand and increased fares due to high energy prices. Safeway's stock price also increased during the period.

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

     1. ROYAL CARIBBEAN CRUISES LIMITED (United States; RCL)    2.04%
     2. JOHNSON & JOHNSON (United States; JNJ)                  1.86%
     3. COLGATE-PALMOLIVE COMPANY (United States; CL)           1.83%
     4. VODAFONE GROUP PLC (United Kingdom; VOD)                1.82%
     5. EMC CORPORATION (United States; EMC)                    1.70%
     6. WYETH (United States; WYE)                              1.69%
     7. MAXIM INTEGRATED PRODUCTS, INC. (United States; MXIM)   1.59%
     8. INTEL CORPORATION (United States; INTC)                 1.50%
     9. SAFEWAY, INC. (United States; SWY)                      1.38%
    10. GENERAL ELECTRIC COMPANY (United States; GE)            1.26%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Worldwide Growth Fund    MSCI World
                 Class F Shares           Index
06/30/1995       $10,000.00               $10,000.00
06/28/1996       $12,015.05               $11,844.11
06/30/1997       $13,607.92               $14,482.20
06/30/1998       $15,643.94               $16,948.40
06/30/1999       $15,762.87               $19,603.86
06/30/2000       $21,319.62               $21,994.19
06/29/2001       $14,276.51               $17,530.11
06/28/2002       $10,811.87               $14,862.74
06/30/2003       $10,316.92               $14,509.88
06/30/2004       $12,890.65               $17,992.73
06/30/2005       $14,001.53               $19,801.25

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                          YEAR-TO-         1         5          10          SINCE
   CLASS (INCEPTION DATE)                  DATE+          YEAR     YEARS       YEARS      INCEPTION
   ------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)               (6.69%)        2.34%    (9.28%)       --        (9.08%)
   Without sales charge                    (1.01%)        8.55%    (8.20%)       --        (8.09%)

   B SHARES (12/31/99)
   With redemption*                        (5.32%)        3.71%    (9.13%)       --        (8.89%)
   Without redemption                      (1.38%)        7.71%    (8.84%)       --        (8.76%)

   C SHARES (12/31/99)
   With redemption**                       (2.31%)        6.78%    (9.18%)       --        (9.09%)
   Without redemption                      (1.32%)        7.78%    (9.18%)       --        (9.09%)

   F SHARES (12/29/89)                     (1.01%)        8.62%    (8.07%)     3.42%        7.12%

   R SHARES (12/31/99)                     (0.76%)        9.13%    (7.69%)       --        (7.64%)

   T SHARES (12/31/99)
   With sales charge (4.50%)               (5.71%)        3.21%   (10.10%)       --        (9.89%)
   Without sales charge                    (1.24%)        8.08%    (9.27%)       --        (9.13%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

WEAK STOCK SELECTION HAMPERED RETURN
   On a country basis, the largest drag on performance during the period came from the United Kingdom, primarily due to poor stock selection. VODAFONE GROUP PLC and SABMILLER PLC were the main detractors for the Fund from this country. Vodafone's stock dropped due to increased competition, lower product pricing and shrinking margins. The company's Japanese subsidiary, Vodafone K.K., reported another weak quarter as well. SABMiller fell on poor U.S. beer sales and continued merger and acquisition speculation.

   Additionally, holdings in the Netherlands, Canada and Belgium detracted from performance due to company-specific disappointments.

   Within the benchmark, energy was the strongest performing sector during the period, as exploration and production and oil services stocks did particularly well, driven by rising oil prices and limited refining capacity. Although numerous energy stocks performed well for the Fund, it held a relative underweight position in this sector, which, paired with overall weak stock selection, detracted from the Fund's relative return for the period.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Energy
   Utilities
   Financials

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   United States          52.06%
   United Kingdom         10.33%
   Japan                   9.62%
   France                  5.12%
   Germany                 3.54%
   Switzerland             3.41%
   Canada                  2.29%
   Italy                   1.95%
   Other Countries        11.17%
   Cash & Equivalents      0.51%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   An underweight position in utilities and poor stock selection in financials also produced a drag on the Fund's return.

   Some of the names that detracted from Fund performance came from a variety of sectors. Poor execution, disappointing margin trends, and difficulties with certain projects overshadowed strong bookings and revenue growth for Accenture Limited. W.W. GRAINGER, INC. exhibited sluggish sales trends and lower earnings expectations. Despite strong demand trends, ROYAL CARIBBEAN CRUISES LIMITED came in well below consensus earnings estimates for the fourth quarter of 2004, which were reported in February of 2005. Additionally, high fuel prices and a lack of cost controls were the major variances that led to the company's poor results. Trend Micro, Inc., a Japanese developer of anti-virus software, fell on Microsoft's announcement that it will be packaging a competitor's anti-virus software with its operating system. Manpower, Inc. and JETBLUE AIRWAYS CORPORATION underperformed for the period as well.

IN CONCLUSION
The Fund's strategy remains unchanged. We will continue to use a bottom-up, fundamentally based research approach to seek companies that may exhibit revenue and earnings growth, and that are characterized by valuations that make sense compared to the market, the peer group and their growth rates.


/s/ Remi J. Browne                              /s/ Daniel B. LeVan

Remi J. Browne, CFA                             Daniel B. LeVan, CFA
Co-Portfolio Manager                            Co-Portfolio Manager


/s/ Jeffrey R. Sullivan                         /s/ John B. Jares

Jeffrey R. Sullivan, CFA                        John B. Jares, CFA
Co-Portfolio Manager                            Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING          ENDING           EXPENSES PAID
                          ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)          (6/30/05)       (1/1/05-6/30/05)
--------------------------------------------------------------------------------
CLASS A ACTUAL             $ 1,000.00        $   980.49            $  9.37
CLASS A HYPOTHETICAL         1,000.00          1,015.26               9.54

CLASS B ACTUAL               1,000.00            973.21              13.00
CLASS B HYPOTHETICAL         1,000.00          1,011.54              13.25

CLASS C ACTUAL               1,000.00            973.84              12.91
CLASS C HYPOTHETICAL         1,000.00          1,011.64              13.15

CLASS F ACTUAL               1,000.00            980.71               9.18
CLASS F HYPOTHETICAL         1,000.00          1,015.46               9.34

CLASS R ACTUAL               1,000.00            985.27               7.11
CLASS R HYPOTHETICAL         1,000.00          1,017.57               7.23

CLASS T ACTUAL               1,000.00            976.22              11.33
CLASS T HYPOTHETICAL         1,000.00          1,013.25              11.55

   *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS
These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                              EXPENSE RATIO
--------------------------------------------------------------------------------
CLASS A                                           1.90%
CLASS B                                           2.64%
CLASS C                                           2.62%
CLASS F                                           1.86%
CLASS R                                           1.44%
CLASS T                                           2.30%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--52.1%
AIRLINES--1.9%
          57,675   AMR Corporation*                                               $          698,438
          41,075   JetBlue Airways Corporation*                                              839,573
                                                                                  ------------------
                                                                                           1,538,011
                                                                                  ------------------
APPLICATION SOFTWARE--1.0%
         22,825    Autodesk, Inc.                                                            784,495
                                                                                  ------------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
           8,825   Northern Trust Corporation                                                402,332
                                                                                  ------------------
BIOTECHNOLOGY--1.9%
           5,325   Amgen, Inc.*                                                              321,950
           9,000   Genentech, Inc.*                                                          722,520
          17,700   MedImmune, Inc.*                                                          472,944
                                                                                  ------------------
                                                                                           1,517,414
                                                                                  ------------------
BROADCASTING & CABLE TV--2.6%
          19,275   Clear Channel Communications, Inc.                                        596,176
          25,300   Comcast Corporation Special Class A*                                      757,735
          17,350   EchoStar Communications Corporation                                       523,103
           7,300   XM Satellite Radio Holdings, Inc. Class A*                                245,718
                                                                                  ------------------
                                                                                           2,122,732
                                                                                  ------------------
COMMUNICATIONS EQUIPMENT--1.9%
          47,275   Cisco Systems, Inc.*                                                      903,425
           8,825   Juniper Networks, Inc.*                                                   222,214
          22,575   Motorola, Inc.                                                            412,220
                                                                                  ------------------
                                                                                           1,537,859
                                                                                  ------------------
COMPUTER & ELECTRONICS RETAIL--0.3%
           3,775   Best Buy Company, Inc.                                                    258,776
                                                                                  ------------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU   Australia
BD   Bermuda
BE   Belgium
CA   Canada
CN   China
DE   Denmark
FI   Finland
FR   France
GE   Germany
GR   Greece
HK   Hong Kong
ID   Indonesia
IN   India
IT   Italy
JA   Japan
KR   South Korea
MA   Malaysia
NE   Netherlands
NW   Norway
PH   Philippines
SG   Singapore
SP   Spain
SW   Sweden
SZ   Switzerland
TH   Thailand
TU   Turkey
TW   Taiwan
UK   United Kingdom

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--1.2%
          27,175   Apple Computer, Inc.*                                          $        1,000,312
                                                                                  ------------------
COMPUTER STORAGE & PERIPHERALS--1.7%
          99,550   EMC Corporation*                                                        1,364,831
                                                                                  ------------------
CONSUMER ELECTRONICS--0.4%
           3,900   Harman International Industries, Inc.                                     317,304
                                                                                  ------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
          18,450   Automatic Data Processing, Inc.                                           774,347
                                                                                  ------------------
DEPARTMENT STORES--1.1%
          15,425   Kohl's Corporation*                                                       862,412
                                                                                  ------------------
FOOD RETAIL--1.4%
          49,000   Safeway, Inc.                                                           1,106,910
                                                                                  ------------------
GENERAL MERCHANDISE STORES--2.3%
          42,950   Dollar General Corporation                                                874,462
          17,425   Target Corporation                                                        948,094
                                                                                  ------------------
                                                                                           1,822,556
                                                                                  ------------------
HEALTHCARE DISTRIBUTORS--0.5%
          10,275   Henry Schein, Inc.*                                                       426,618
                                                                                  ------------------
HEALTHCARE FACILITIES--0.9%
          13,750   Triad Hospitals, Inc.*                                                    751,300
                                                                                  ------------------
HEALTHCARE SUPPLIES--0.9%
          14,450   Charles River Laboratories International, Inc.*                           697,213
                                                                                  ------------------
HOTELS, RESORTS & CRUISE LINES--0.9%
          12,450   Carnival Corporation                                                      679,148
                                                                                  ------------------
HOUSEHOLD PRODUCTS--2.6%
          10,700   Clorox Company                                                            596,204
          29,425   Colgate-Palmolive Company                                               1,468,602
                                                                                  ------------------
                                                                                           2,064,806
                                                                                  ------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
          11,875   Monster Worldwide, Inc.*                                                  340,575
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--1.3%
          29,125   General Electric Company                                                1,009,181
                                                                                  ------------------
INTEGRATED OIL & GAS--1.3%
           4,050   ConocoPhillips                                                            232,835
          13,950   ExxonMobil Corporation                                                    801,707
                                                                                  ------------------
                                                                                           1,034,542
                                                                                  ------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
           6,925   Alltel Corporation                                                        431,289
                                                                                  ------------------
INTERNET SOFTWARE & SERVICES--0.6%
          14,825   Yahoo!, Inc.*                                                             513,686
                                                                                  ------------------
INVESTMENT BANKING & BROKERAGE--0.5%
           4,050   Goldman Sachs Group, Inc.                                                 413,181
                                                                                  ------------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
LEISURE FACILITIES--2.0%
          33,800   Royal Caribbean Cruises Limited                                $        1,634,568
                                                                                  ------------------
MOVIES & ENTERTAINMENT--0.9%
           7,425   DreamWorks Animation SKG, Inc.*                                           194,535
          21,850   Walt Disney Company                                                       550,183
                                                                                  ------------------
                                                                                             744,718
                                                                                  ------------------
MULTI-LINE INSURANCE--0.4%
           5,200   American International Group, Inc.                                        302,120
                                                                                  ------------------
PERSONAL PRODUCTS--1.3%
           7,150   Avon Products, Inc.                                                       270,628
          15,400   Gillette Company                                                          779,702
                                                                                  ------------------
                                                                                           1,050,330
                                                                                  ------------------
PHARMACEUTICALS--6.9%
          18,850   Abbott Laboratories                                                       923,839
           5,425   Eli Lilly and Company                                                     302,227
          22,975   Johnson & Johnson                                                       1,493,375
          29,125   MGI Pharma, Inc.*                                                         633,760
          29,106   Pfizer, Inc.                                                              802,743
          30,450   Wyeth                                                                   1,355,025
                                                                                  ------------------
                                                                                           5,510,969
                                                                                  ------------------
RAILROADS--0.8%
           9,375   Union Pacific Corporation                                                 607,500
                                                                                  ------------------
SEMICONDUCTORS--6.0%
          26,100   Broadcom Corporation*                                                     926,811
          46,050   Intel Corporation                                                       1,200,063
          22,425   Linear Technology Corporation                                             822,773
          33,225   Maxim Integrated Products, Inc.                                         1,269,527
          20,225   Texas Instruments, Inc.                                                   567,716
                                                                                  ------------------
                                                                                           4,786,890
                                                                                  ------------------
SPECIALTY CHEMICALS--0.8%
          10,850   Sigma-Aldrich Corporation                                                 608,034
                                                                                  ------------------
SPECIALTY STORES--0.3%
           7,025   PETsMART, Inc.                                                            213,209
                                                                                  ------------------
SYSTEMS SOFTWARE--1.8%
          24,900   Microsoft Corporation                                                     618,516
          36,875   Symantec Corporation*                                                     801,663
                                                                                  ------------------
                                                                                           1,420,179
                                                                                  ------------------
THRIFTS & MORTGAGE FINANCE--0.8%
          16,725   The PMI Group, Inc.                                                       651,941
                                                                                  ------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
           7,150   W.W. Grainger, Inc.                                                       391,749
                                                                                  ------------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$38,245,835)                                                                       41,694,037
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--47.3%
AEROSPACE & DEFENSE--0.2%
          30,300   BAE Systems PLC (UK)                                           $          155,816
                                                                                  ------------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
          26,000   Burberry Group PLC (UK)                                                   188,210
          17,400   Compagnie Financiere Richemont AG (SZ)                                    585,205
           9,800   Gildan Activewear, Inc. (CA)*                                             256,918
                                                                                  ------------------
                                                                                           1,030,333
                                                                                  ------------------
APPLICATION SOFTWARE--0.8%
          63,600   Sage Group PLC (UK)                                                       254,981
           2,010   SAP AG (GE)                                                               351,014
                                                                                  ------------------
                                                                                             605,995
                                                                                  ------------------
AUTOMOBILE MANUFACTURERS--1.9%
          12,100   Honda Motor Company Limited (JA)                                          596,763
         111,000   Mazda Motor Corporation (JA)                                              417,338
           5,800   Renault SA (FR)                                                           511,703
                                                                                  ------------------
                                                                                           1,525,804
                                                                                  ------------------
BREWERS--1.7%
          23,700   Asahi Breweries Limited (JA)                                              282,494
           8,300   InBev NV (BE)                                                             280,952
          11,300   Orkla ASA (NW)                                                            416,770
          24,800   SABMiller PLC (UK)                                                        387,264
                                                                                  ------------------
                                                                                           1,367,480
                                                                                  ------------------
BROADCASTING & CABLE TV--1.2%
           8,700   Gestevision Telecinco SA (SP)                                             203,839
          47,100   Mediaset SPA (IT)                                                         555,191
              95   TV Asahi Corporation (JA)                                                 203,859
                                                                                  ------------------
                                                                                             962,889
                                                                                  ------------------
COMMUNICATIONS EQUIPMENT--1.9%
          18,000   GN Store Nord AS (DE)                                                     203,908
          45,100   Nokia Oyj (FI)                                                            755,942
           2,400   Research In Motion Limited (CA)*                                          176,631
         129,200   Telefonaktiebolaget LM Ericsson (SW)                                      415,126
                                                                                  ------------------
                                                                                           1,551,607
                                                                                  ------------------
COMPUTER & ELECTRONICS RETAIL--0.4%
           5,800   Yamada Denki (JA)                                                         333,640
                                                                                  ------------------
COMPUTER HARDWARE--0.3%
          42,000   NEC Corporation (JA)                                                      227,211
                                                                                  ------------------
COMPUTER STORAGE & PERIPHERALS--0.3%
           8,200   Logitech International SA (SZ)*                                           263,629
                                                                                  ------------------
CONSTRUCTION MATERIALS--0.3%
          22,200   Rinker Group Limited (AU)                                                 236,584
                                                                                  ------------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.9%
          16,800   Volvo AB Class B (SW)                                                     683,880
                                                                                  ------------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
           3,400   Sanyo Shinpan Finance Company Limited (JA)                     $          233,595
                                                                                  ------------------
DISTILLERS & VINTNERS--0.3%
          28,300   Davide Campari - Milano SPA (IT)                                          207,549
                                                                                  ------------------
DIVERSIFIED BANKS--2.9%
           8,736   Alpha Bank AE (GR)                                                        233,016
          98,900   Banca Intesa SPA (IT)                                                     453,027
          34,671   Barclays PLC (UK)                                                         345,095
           6,289   BNP Paribas SA (FR)                                                       431,546
          14,000   HBOS PLC (UK)                                                             215,857
           6,988   Royal Bank of Scotland Group PLC (UK)                                     211,105
           4,600   Societe Generale (FR)                                                     468,462
                                                                                  ------------------
                                                                                           2,358,108
                                                                                  ------------------
DIVERSIFIED CAPITAL MARKETS--1.0%
          15,100   Credit Suisse Group (SZ)                                                  595,634
           2,844   UBS AG (SZ)                                                               221,927
                                                                                  ------------------
                                                                                             817,561
                                                                                  ------------------
DIVERSIFIED CHEMICALS--0.6%
           7,400   BASF AG (GE)                                                              492,557
                                                                                  ------------------
DIVERSIFIED METALS & MINING--1.6%
          49,500   BHP Billiton Limited (AU)                                                 683,889
          33,100   Xstrata PLC (UK)                                                          638,751
                                                                                  ------------------
                                                                                           1,322,640
                                                                                  ------------------
ELECTRIC UTILITIES--0.8%
           5,800   E.ON AG (GE)                                                              517,178
           9,600   Fortum Oyj (FI)                                                           153,939
                                                                                  ------------------
                                                                                             671,117
                                                                                  ------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
          46,100   Sumitomo Electric Industries Limited (JA)                                 472,181
                                                                                  ------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
           4,400   Hoya Corporation (JA)                                                     507,799
           4,400   Kyocera Corporation (JA)                                                  336,417
                                                                                  ------------------
                                                                                             844,216
                                                                                  ------------------
FOOD RETAIL--0.9%
         127,900   Tesco PLC (UK)                                                            730,481
                                                                                  ------------------
FOREST PRODUCTS--0.3%
          20,100   Canfor Corporation (CA)*                                                  241,161
                                                                                  ------------------
HOUSEHOLD PRODUCTS--0.4%
           9,650   Reckitt Benckiser PLC (UK)                                                284,434
                                                                                  ------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.2%
           4,700   Randstad Holding NV (NE)                                                  162,449
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--0.2%
          23,900   Keppel Corporation Limited (SG)                                           177,205
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--2.9%
          76,742   BP PLC (UK)                                                    $          798,909
           6,400   Husky Energy, Inc. (CA)                                                   254,548
          13,900   Repsol YPF SA (SP)                                                        355,953
           4,100   Royal Dutch Petroleum Company (NE)                                        267,941
           2,620   Total SA (FR)                                                             616,079
                                                                                  ------------------
                                                                                           2,293,430
                                                                                  ------------------
INTEGRATED TELECOMMUNICATION SERVICES--1.4%
          50,700   BT Group PLC (UK)                                                         208,941
           9,600   Deutsche Telekom AG (GE)                                                  177,756
           4,600   France Telecom (FR)                                                       134,498
          18,100   TELUS Corporation (CA)                                                    636,130
                                                                                  ------------------
                                                                                           1,157,325
                                                                                  ------------------
LEISURE PRODUCTS--0.2%
           6,400   Sankyo Company Limited (JA)                                               122,910
                                                                                  ------------------
LIFE & HEALTH INSURANCE--0.6%
          84,900   Friends Provident PLC (UK)                                                276,864
         103,600   Old Mutual PLC (UK)                                                       226,468
                                                                                  ------------------
                                                                                             503,332
                                                                                  ------------------
MARINE--0.9%
              51   AP Moller-Maersk AS (DE)                                                  487,040
          35,000   Kawasaki Kisen Kaisha Limited (JA)                                        207,646
                                                                                  ------------------
                                                                                             694,686
                                                                                  ------------------
MOVIES & ENTERTAINMENT--0.7%
          18,600   Vivendi Universal SA (FR)                                                 586,610
                                                                                  ------------------
MULTI-LINE INSURANCE--0.8%
          16,800   Aviva PLC (UK)                                                            187,235
           4,900   Baloise Holding Limited (SZ)                                              244,713
           1,200   Zurich Financial Services AG (SZ)                                         206,758
                                                                                  ------------------
                                                                                             638,706
                                                                                  ------------------
MULTI-UTILITIES--0.3%
           9,200   Suez SA (FR)                                                              249,735
                                                                                  ------------------
OFFICE ELECTRONICS--0.9%
          14,000   Canon, Inc. (JA)                                                          737,174
                                                                                  ------------------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
          13,300   Eni SPA (IT)                                                              343,003
           2,600   Norsk Hydro ASA (NW)                                                      238,740
         161,900   Oil Search Limited (AU)                                                   378,346
                                                                                  ------------------
                                                                                             960,089
                                                                                  ------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
          27,900   ING Groep NV (NE)                                                         789,087
           7,900   Sun Life Financial, Inc. (CA)                                             266,106
                                                                                  ------------------
                                                                                           1,055,193
                                                                                  ------------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.9%
          20,000   AstraZeneca Group PLC (UK)                                     $          828,167
          12,200   Eisai Company Limited (JA)                                                410,297
           5,400   Merck KGaA (GE)                                                           435,241
          12,788   Novartis AG (SZ)                                                          609,214
           8,500   Novo Nordisk AS Class B (DE)                                              432,786
           8,000   Ono Pharmaceuticals Company Limited (JA)                                  379,407
           8,400   Sanofi-Aventis (FR)                                                       690,258
          29,700   Shire Pharmaceuticals Group PLC (UK)                                      325,684
          12,900   Takeda Pharmaceuticals Company Limited (JA)                               639,708
                                                                                  ------------------
                                                                                           4,750,762
                                                                                  ------------------
PRECIOUS METALS & MINERALS--0.3%
          12,400   ThyssenKrupp AG (GE)                                                      215,946
                                                                                  ------------------
SEMICONDUCTORS--0.3%
           5,900   Marvell Technology Group Limited (BD)*                                    224,436
                                                                                  ------------------
SOFT DRINKS--0.5%
          14,700   Coca-Cola Hellenic Bottling Company SA (GR)                               399,211
                                                                                  ------------------
STEEL--0.8%
          32,400   Bluescope Steel Limited (AU)                                              202,978
          16,300   JFE Holdings, Inc. (JA)                                                   402,687
                                                                                  ------------------
                                                                                             605,665
                                                                                  ------------------
TIRES & RUBBER--1.1%
           8,900   Continental AG (GE)                                                       641,946
          20,000   Sumitomo Rubber Industries Limited (JA)                                   204,129
                                                                                  ------------------
                                                                                             846,075
                                                                                  ------------------
TOBACCO--0.4%
          17,600   British American Tobacco PLC (UK)                                         339,323
                                                                                  ------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
          51,000   Mitsubishi Corporation (JA)                                               693,427
          31,000   Mitsui & Company Limited (JA)                                             293,481
                                                                                  ------------------
                                                                                             986,908
                                                                                  ------------------
WIRELESS TELECOMMUNICATION SERVICES--3.3%
           9,900   Bouygues SA (FR)                                                          410,473
         153,600   China Mobile (Hong Kong) Limited (HK)                                     572,220
          89,700   O2 PLC (UK)*                                                              218,986
         596,575   Vodafone Group PLC (UK)                                                 1,453,757
                                                                                  ------------------
                                                                                           2,655,436
                                                                                  ------------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$30,412,431)                                                                       37,983,074
                                                                                  ------------------

PRINCIPAL AMOUNT                                                                      AMORTIZED COST
----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--0.8%
HOUSEHOLD APPLIANCES--0.8%
$        600,000   Stanley Works, Inc.
                   3.37% 7/1/05~                                                  $          600,000
                                                                                  ------------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$600,000)                                                                   600,000
                                                                                  ------------------
TOTAL INVESTMENTS--100.2%
(TOTAL COST--$69,258,266)                                                                 80,277,111
                                                                                  ------------------
OTHER ASSETS AND LIABILITIES--(0.2%)                                                        (191,770)
                                                                                  ------------------
NET ASSETS--100.0%                                                                $       80,085,341
                                                                                  ==================

NOTES TO STATEMENT OF INVESTMENTS
*  NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $600,000, OR 0.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                           $       69,258,266
                                                                         ------------------
Investment securities, at market                                                 80,277,111
Cash                                                                                261,457
Foreign currency (cost $34,424)                                                      34,374
Receivables:
  Investment securities sold                                                      3,017,028
  Capital shares sold                                                                 5,411
  Dividends and interest                                                             91,957
Other assets                                                                        116,352
                                                                         ------------------
Total Assets                                                                     83,803,690
                                                                         ------------------

LIABILITIES
Payables and other accrued liabilities:
  Investment securities purchased                                                 2,775,320
  Capital shares redeemed                                                           733,660
  Advisory fees                                                                      67,127
  Shareholder servicing fees                                                          7,735
  Accounting fees                                                                     5,330
  Distribution fees                                                                  17,395
  Transfer agency fees                                                                4,661
  Custodian fees                                                                      7,518
  To transfer agent                                                                       7
  Other                                                                              99,596
                                                                         ------------------
Total Liabilities                                                                 3,718,349
                                                                         ------------------
Net Assets                                                               $       80,085,341
                                                                         ==================

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                  $      134,119,314
Undistributed net investment income                                                 170,311
Accumulated net realized loss from security transactions                        (65,222,640)
Net unrealized appreciation on investments and foreign
  currency translation                                                           11,018,356
                                                                         ------------------
Total                                                                    $       80,085,341
                                                                         ==================

CLASS A
Net Assets                                                               $          637,682
Shares Outstanding                                                                   50,261
Net Asset Value, Redemption Price Per Share                              $            12.69
Maximum offering price per share (net asset value
  plus sales charge of 5.75% of offering price)                          $            13.46

CLASS B
Net Assets                                                               $        1,793,882
Shares Outstanding                                                                  147,477
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $            12.16

Class C
Net Assets                                                               $          258,689
Shares Outstanding                                                                   21,698
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $            11.92

Class F
Net Assets                                                               $       54,010,196
Shares Outstanding                                                                4,242,049
Net Asset Value, Offering and Redemption Price Per Share                 $            12.73

Class R
Net Assets                                                               $       23,350,173
Shares Outstanding                                                                1,792,654
Net Asset Value, Offering and Redemption Price Per Share                 $            13.03

Class T
Net Assets                                                               $           34,719
Shares Outstanding                                                                    2,918
Net Asset Value, Redemption Price Per Share                              $            11.90
Maximum offering price per share (net asset value
  plus sales charge of 4.50% of offering price)                          $            12.46

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                $          997,864
Interest                                                                             15,749
Foreign taxes withheld                                                              (93,150)
                                                                         ------------------
Total Investment Income                                                             920,463
                                                                         ------------------
EXPENSES
Advisory fees--Note 2                                                               416,099
Shareholder servicing fees--Note 2                                                   46,071
Accounting fees--Note 2                                                              32,895
Distribution fees--Note 2                                                            78,774
Transfer agency fees--Note 2                                                         41,474
Registration fees                                                                    26,050
Postage and mailing expenses                                                          7,130
Custodian fees and expenses--Note 2                                                  29,024
Printing expenses                                                                    25,324
Legal and audit fees                                                                 14,360
Directors' fees and expenses--Note 2                                                  7,620
Other expenses                                                                       29,278
                                                                         ------------------
  Total Expenses                                                                    754,099
  Earnings Credits                                                                   (2,630)
  Reimbursed/Waived Expenses                                                        (10,918)
  Expense Offset to Broker Commissions                                               (7,605)
                                                                         ------------------
  Net Expenses                                                                      732,946
                                                                         ------------------
Net Investment Income                                                               187,517
                                                                         ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security Transactions                                                           4,987,580
  Foreign Currency Transactions                                                     (11,544)
                                                                         ------------------
Net Realized Gain                                                                 4,976,036
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                                (6,010,944)
                                                                         ------------------
Net Realized and Unrealized Loss                                                 (1,034,908)
                                                                         ------------------
Net Decrease in Net Assets Resulting from Operations                     $         (847,391)
                                                                         ==================

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    6/30/05               12/31/04
OPERATIONS
Net Investment Income (Loss)                                   $          187,517    $          (42,516)
Net Realized Gain on Security and Foreign
  Currency Transactions                                                 4,976,036            14,019,429
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                      (6,010,944)           (3,533,551)
                                                               ------------------    ------------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                        (847,391)           10,443,362
                                                               ------------------    ------------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                 122,914              (195,731)
  Class B                                                                (237,845)               21,999
  Class C                                                                 (10,071)              (26,743)
  Class F                                                              (6,412,470)          (16,782,781)
  Class R                                                              (1,119,887)              383,468
  Class T                                                                 (18,089)              (14,130)
                                                               ------------------    ------------------
Net Decrease from Capital Share Transactions                           (7,675,448)          (16,613,918)
                                                               ------------------    ------------------
Net Decrease in Net Assets                                             (8,522,839)           (6,170,556)
                                                               ------------------    ------------------

NET ASSETS
Beginning of period                                            $       88,608,180    $       94,778,736
                                                               ------------------    ------------------
End of period                                                  $       80,085,341    $       88,608,180
                                                               ==================    ==================
Undistributed (Accumulated) Net Investment
  Income (Loss)                                                $          170,311    $          (17,206)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.82       $   11.38     $    8.32     $   11.71     $   15.78
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                  0.02(a)        (0.21)        (0.10)        (0.15)        (0.09)
Net realized and unrealized gains
 (losses) on securities                                      (0.15)           1.65          3.16         (3.24)        (3.98)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.13)           1.44          3.06         (3.39)        (4.07)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        12.69       $   12.82     $   11.38     $    8.32     $   11.71
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.01%)         12.65%        36.78%       (28.95%)      (25.79%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $          638       $     519     $     656     $     543     $   1,003
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              1.92%           1.81%         2.03%         2.06%         2.10%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       1.90%           1.81%         2.03%         2.06%         2.09%
Net investment income (loss)                                  0.36%          (0.18%)       (0.55%)       (0.77%)       (0.96%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.95% (2005), 1.83% (2004), 2.04%
     (2003), 2.06% (2002), AND 2.10% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.33       $   11.02     $    8.12     $   11.52     $   15.57
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.03)(a)       (0.09)        (0.16)        (0.14)        (0.15)
Net realized and unrealized gains
 (losses) on securities                                      (0.14)           1.40          3.06         (3.26)        (3.90)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.17)           1.31          2.90         (3.40)        (4.05)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        12.16       $   12.33     $   11.02     $    8.12     $   11.52
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.38%)         11.89%        35.71%       (29.51%)      (26.01%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $        1,794       $   2,061     $   1,821     $   1,459     $   2,089
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              2.66%           2.52%         2.80%         2.71%         2.54%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       2.64%           2.52%         2.80%         2.70%         2.53%
Net investment loss                                          (0.42%)         (0.87%)       (1.30%)       (1.41%)       (1.43%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.69% (2005), 2.54% (2004), 2.82%
     (2003), 2.71% (2002), AND 2.54% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.08       $   10.81     $    7.96     $   11.34     $   15.56
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.02)(a)       (0.20)        (0.20)        (0.30)        (0.30)
Net realized and unrealized gains
 (losses) on securities                                      (0.14)           1.47          3.05         (3.08)        (3.92)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.16)           1.27          2.85         (3.38)        (4.22)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        11.92       $   12.08     $   10.81     $    7.96     $   11.34
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.32%)         11.75%        35.80%       (29.81%)      (27.12%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $          259       $     272     $     271     $     218     $     380
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              2.65%           2.60%         2.82%         3.33%         4.18%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       2.62%           2.59%         2.82%         3.33%         4.17%
Net investment loss                                          (0.39%)         (0.97%)       (1.34%)       (2.05%)       (3.07%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.68% (2005), 2.62% (2004), 2.84%
     (2003), 3.40% (2002), AND 4.18% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.86       $   11.41     $    8.33     $   11.72     $   15.69
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                  0.02(a)        (0.21)        (0.13)        (0.13)        (0.14)
Net realized and unrealized gains
 (losses) on securities                                      (0.15)           1.66          3.21         (3.26)        (3.83)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.13)           1.45          3.08         (3.39)        (3.97)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        12.73       $   12.86     $   11.41     $    8.33     $   11.72
                                                    ========================================================================

TOTAL RETURN                                                 (1.01%)         12.71%        36.97%       (28.92%)      (25.30%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $       54,010       $  61,038     $  70,566     $  59,890     $ 101,592
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(c)              1.88%           1.78%         1.97%         1.84%         1.61%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       1.86%           1.77%         1.97%         1.84%         1.60%
Net investment income (loss)                                  0.35%          (0.13%)       (0.47%)       (0.55%)       (0.50%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.91% (2005), 1.80% (2004), 1.98%
     (2003), 1.84% (2002), AND 1.61% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      SIX MONTHS                          YEAR ENDED
                                                    ENDED JUNE 30,                       DECEMBER 31,
                                                         2005             2004          2003          2002          2001
                                                    --------------     --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        13.13     $   11.60    $    8.44     $   11.81     $   15.75
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                  0.05          0.03         0.00(a)      (0.01)        (0.02)
Net realized and unrealized gains
 (losses) on securities                                      (0.15)         1.50         3.16         (3.36)        (3.92)
                                                    ---------------------------------------------------------------------
Total from investment operations                             (0.10)         1.53         3.16         (3.37)        (3.94)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00          0.00         0.00          0.00          0.00
From net realized gains                                       0.00          0.00         0.00          0.00          0.00
                                                    ---------------------------------------------------------------------
Total distributions                                           0.00          0.00         0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        13.03     $   13.13    $   11.60     $    8.44     $   11.81
                                                    =====================================================================

TOTAL RETURN                                                 (0.76%)       13.19%       37.44%       (28.54%)      (25.02%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $       23,350     $  24,665    $  21,404     $  14,060     $  19,193
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)                     1.46%         1.37%        1.51%         1.41%         1.25%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       1.44%         1.37%        1.51%         1.41%         1.24%
Net investment income (loss)                                  0.78%         0.28%       (0.03%)       (0.13%)       (0.14%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                     139%          130%         138%          211%          145%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.49% (2005), 1.39% (2004), 1.53%
     (2003), 1.41% (2002), AND 1.25% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                      SIX MONTHS
                                                    ENDED JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.05       $   10.73     $    7.89     $   11.46     $   15.65
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.01)(a)       (0.36)        (0.14)        (0.59)        (0.26)
Net realized and unrealized gains
 (losses) on securities                                      (0.14)           1.68          2.98         (2.98)        (3.93)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.15)           1.32          2.84         (3.57)        (4.19)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        11.90       $   12.05     $   10.73     $    7.89     $   11.46
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.24%)         12.30%        35.99%       (31.15%)      (26.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $           35       $      54     $      61     $      47     $      90
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              2.33%           2.14%         2.54%         4.60%         3.75%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       2.30%           2.14%         2.54%         4.60%         3.74%
Net investment loss                                          (0.20%)         (0.50%)       (1.05%)       (2.88%)       (2.72%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.35% (2005), 2.16% (2004), 2.56%
     (2003), 5.48% (2002), AND 10.02% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2005 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $42,640 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $16,732 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                 TRANSFER
                               AGENCY FEES
       -----------------------------------
       Class A                   $   713
       Class B                   $ 2,129
       Class C                   $   287
       Class R                   $ 3,780
       Class T                   $    89

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,056 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $17,744 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended
June 30, 2005, Class F shares were charged $70,833 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                      DISTRIBUTION      SHAREHOLDER
                                          FEES        SERVICING FEES
       -------------------------------------------------------------
       Class A                              N/A           $   748
       Class B                          $ 6,895           $ 2,298
       Class C                          $   992           $   331
       Class T                          $    54           $    54

During the six months ended June 30, 2005, DSC retained $48 in sales commissions from the sales of Class A shares. DSC also retained $2,426 and $1 of contingent deferred sales charges relating to redemptions of Class B shares and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

         ON ASSETS IN         BUT NOT          DOMESTIC        FOREIGN
           EXCESS OF         EXCEEDING            FEE            FEE
         -------------------------------------------------------------
              $0           $500 million         0.06%           0.10%
         $500 million       $1 billion          0.04%          0.065%
          $1 billion                            0.02%           0.02%

Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

         TIME PERIOD       AMOUNT OF WAIVER
       ------------------------------------
       9/1/04 to 8/31/05      $ 200,000
       9/1/05 to 8/31/06      $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $10,918, which reduced the amount paid to Mellon Bank to $18,106.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

       EXPIRATION                            AMOUNT
       ----------------------------------------------
          2009                           $ 44,574,793
          2010                           $ 22,200,649
          2011                           $  3,142,525
                                         ------------
                                         $ 69,917,967
                                         ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

       Federal Tax Cost                                            $ 69,622,674
       Gross Tax Appreciation of Investments                       $ 11,386,581
       Gross Tax Depreciation of Investments                       $   (732,144)
       Net Tax Appreciation                                        $ 10,654,437

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                 SIX MONTHS ENDED                     YEAR ENDED
                                     6/30/05                           12/31/04
                             SHARES            AMOUNT           SHARES           AMOUNT
CLASS A
Sold                             12,734    $     160,031           14,460    $     169,930
Redeemed                         (2,925)   $     (37,117)         (31,674)   $    (365,661)
                          ----------------------------------------------------------------
Net Increase (Decrease)           9,809    $     122,914          (17,214)   $    (195,731)
                          ================================================================

CLASS B
Sold                              6,161    $      74,891           31,752    $     357,137
Redeemed                        (25,749)   $    (312,736)         (29,868)   $    (335,138)
                          ----------------------------------------------------------------
Net Increase (Decrease)         (19,588)   $    (237,845)           1,884    $      21,999
                          ================================================================

CLASS C
Sold                              1,174    $      13,988            8,384    $      94,894
Redeemed                         (2,025)   $     (24,059)         (10,901)   $    (121,637)
                          ----------------------------------------------------------------
Net Decrease                       (851)   $     (10,071)          (2,517)   $     (26,743)
                          ================================================================

CLASS F
Sold                            140,793    $   1,789,634          837,712    $   9,854,038
Redeemed                       (644,810)   $  (8,202,104)      (2,275,773)   $ (26,636,819)
                          ----------------------------------------------------------------
Net Decrease                   (504,017)   $  (6,412,470)      (1,438,061)   $ (16,782,781)
                          ================================================================

CLASS R
Sold                             94,405    $   1,223,126          209,694    $   2,478,822
Redeemed                       (180,172)   $  (2,343,013)        (175,936)   $  (2,095,354)
                          ----------------------------------------------------------------
Net Increase (Decrease)         (85,767)   $  (1,119,887)          33,758    $     383,468
                          ================================================================

CLASS T
Sold                                  0    $           0            1,421    $      15,509
Redeemed                         (1,530)   $     (18,089)          (2,672)   $     (29,639)
                          ----------------------------------------------------------------
Net Decrease                     (1,530)   $     (18,089)          (1,251)   $     (14,130)
                          ================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $55,030,641 and $61,397,510, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
P.O. Box 55360
Boston, MA 02205-8252
1-800-525-2440
www.founders.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2005, is available through the Fund's website at www.founders.com and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-525-2440.

PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Service Corporation, Distributor.
(C)2005 Founders Asset Management LLC. 8/05

                                                                    A-636-WWG-05

        Dreyfus Founders
        Balanced Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                             3
Fund Expenses                                                  10
Statement of Investments                                       12
Statement of Assets and Liabilities                            18
Statement of Operations                                        20
Statements of Changes in Net Assets                            21
Financial Highlights                                           22
Notes to Financial Statements                                  28

        -----------------------------------------------------------
        Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.
        -----------------------------------------------------------





INVESTMENT MANAGER                          DISTRIBUTOR
Founders Asset Management LLC               Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)              200 Park Avenue
210 University Boulevard, Suite 800         New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]
[PHOTO OF JOHN V. JOHNSON]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, LEFT, AND ASSISTANT PORTFOLIO MANAGER JOHN V. JOHNSON, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

STAGNANT VERSUS VOLATILE
The first half of 2005 was a tale of two quarters: stagnant versus volatile. Early in the first quarter, the market saw profit-taking after a strong rally in the last half of 2004. The market then was without a major trend throughout the first quarter, which aided the Fund as individual stocks were rewarded. The second quarter, in contrast, was punctuated by a strong mid-quarter rally led by small- and mid-capitalization stocks, a rally that tended not to compensate large-cap exposure. Overlaying this was a rally in the bond market, notwithstanding continued interest rate increases by the Federal Reserve and stubbornly high energy prices. The markets ended the first half of 2005 down slightly from the beginning of the year, even though the economy continued to show signs of growth, and companies continued to exhibit fundamental earnings growth.

   We did not adjust the Fund's sector weights materially, even though, as the period ended, sector rotation appeared more important than stock selection. The Fund has held many of its core positions throughout this sector rotation, as we continued to hold confidence in these companies' earnings prospects and potential cash flow generation over our longer-term investment horizon.

   For the six-month period ended June 30, 2005, the Dreyfus Founders Balanced Fund underperformed its benchmark, the Standard & Poor's 500 Index, which posted a total return of -0.81% for the same period.

[SIDENOTE]

"WE DID NOT ADJUST THE FUND'S SECTOR WEIGHTS MATERIALLY, EVEN THOUGH, AS THE PERIOD ENDED, SECTOR ROTATION APPEARED MORE IMPORTANT THAN STOCK SELECTION."

HEALTHCARE AND IT BENEFITED PERFORMANCE
The Fund experienced strong performance from its biotechnology and semiconductor stocks in the healthcare and information technology (IT) sectors, respectively. These industries showed strong improvements during the period in both fundamentals and in stock price movements. GENENTECH, INC. was one such strong-performing biotechnology stock. The company performed well through the period due to the receptivity to its new drugs for the treatment of multiple indications of cancer.

   Numerous other healthcare holdings boosted the Fund's relative return for the period. TRIAD HOSPITALS, INC. began to show improvements in its hospital admissions as well as improving trends in its bad debt expense, a factor that plagued the healthcare facilities industry throughout 2004. The Fund's position in Triad was increased at the end of the period as these factors were expected to continue through 2005. The Fund also was aided by its position in Eon Labs, Inc. as Novartis acquired the generic pharmaceutical company earlier in the year. Pharmaceutical company IVAX Corporation reached our price objective during the period, with little catalyst for growth expected for the balance of the year. Therefore, the Fund sold its position in this company, as we felt the monies may be better deployed in other investments.

   In information technology, APPLE COMPUTER, INC. continued to benefit from strong sales of its portable music player, the iPod, which also led consumers to ultimately purchase more Apple products, particularly notebook and desktop computers.

   The Fund was underweight the materials sector relative to its benchmark; this factor paired with strong stock selection in the sector positively contributed to the Fund's performance for the period.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Healthcare
   Materials
   Information Technology

UNDEREXPOSURE AND WEAK STOCK SELECTION IMPEDED RETURN
For the first six months of 2005, the Fund's relative performance was impaired by underexposure in two strong-performing sectors: energy and utilities.

   The Fund also was underweight the industrials sector, as industrials typically begin exhibiting weakness as the economic cycle matures and earnings growth begins to moderate. Although this underweight position produced a positive effect, poor stock selection impeded the Fund's performance in this sector. Industrials holding W.W. GRAINGER, INC. declined as higher-than-expected spending on the company's store expansion program and issues with its implementation of a SAP business software solution created concerns about future earnings growth.

BOTTOM 3 PERFORMING SECTORS IN THE FUND

Energy
Financials
Utilities

   The Fund's stock selection in the financials sector also weighed on performance, as some financial companies tend to underperform in an increasing interest rate cycle. First Marblehead Corporation declined during the half as investors became concerned about the company's long-term growth rate. This was primarily due to two factors: slower-than-expected volume growth for the second quarter, and an announcement by a large customer that it is considering keeping a portion of its loans instead of securitizing them through First Marblehead.

   Other weak individual performers during the period were found in the consumer discretionary sector. ROYAL CARIBBEAN CRUISES LIMITED negatively impacted the Fund as investors concerned with the effect high oil prices may have on the company's profits pressured the stock. The Fund continued to hold Royal Caribbean at the end of the period as capacity increases within the cruise industry remained benign and continued robust demand for cruises helped Royal Caribbean to continue strong pricing. The movies and entertainment

   LARGEST EQUITY HOLDINGS  (ticker symbol)

     1.  MICROSOFT CORPORATION (MSFT)                             3.22%
     2.  TIME WARNER, INC. (TWX)                                  3.11%
     3.  MGI PHARMA, INC. (MOGN)                                  3.10%
     4.  TRIAD HOSPITALS, INC. (TRI)                              2.49%
     5.  INTERNATIONAL BUSINESS MACHINES CORPORATION (IBM)        2.45%
     6.  GENERAL ELECTRIC COMPANY (GE)                            2.23%
     7.  ROYAL CARIBBEAN CRUISES LIMITED (RCL)                    2.05%
     8.  PFIZER, INC. (PFE)                                       1.96%
     9.  COLGATE-PALMOLIVE COMPANY (CL)                           1.70%
    10.  DOLLAR GENERAL CORPORATION (DG)                          1.70%

Holdings listed are a percentage of equity assets. Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Balanced Fund     S&P 500         Lipper Balanced
                 Class F Shares    Index           Fund Index
06/30/1995       $10,000.00        $10,000.00      $10,000.00
06/28/1996       $12,678.48        $12,600.05      $11,482.31
06/30/1997       $15,062.14        $16,972.14      $13,831.59
06/30/1998       $17,369.02        $22,091.36      $16,354.06
06/30/1999       $18,283.20        $27,118.52      $18,241.83
06/30/2000       $17,805.15        $29,084.32      $19,053.84
06/29/2001       $15,212.50        $24,771.03      $18,856.39
06/28/2002       $12,706.89        $20,315.14      $17,431.47
06/30/2003       $12,962.89        $20,366.21      $18,039.14
06/30/2004       $14,066.19        $24,258.20      $20,318.58
06/30/2005       $15,050.25        $25,792.11      $21,764.33

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Balanced Fund on 6/30/95 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The S&P 500 Index does not include a fixed-income component, while the Fund does. The Lipper Balanced Fund Index is an equal dollar weighted index of the largest mutual funds within the Balanced Fund classification, as defined by Lipper. This index is adjusted for the reinvestment of capital gains and income dividends, and reflects the management expenses associated with the funds included in the index. Further information related to Fund performance is contained elsewhere in this report.

     AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                       YEAR-TO-       1         5         10        SINCE
     CLASS (INCEPTION DATE)               DATE+       YEAR      YEARS      YEARS    INCEPTION
     ----------------------------------------------------------------------------------------
     A SHARES (12/31/99)
     With sales charge (5.75%)            (6.97%)     0.62%     (4.74%)       --      (4.17%)
     Without sales charge                 (1.24%)     6.77%     (3.61%)       --      (3.14%)

     B SHARES (12/31/99)
     With redemption*                     (5.58%)     2.03%     (4.67%)       --      (4.02%)
     Without redemption                   (1.65%)     6.03%     (4.29%)       --      (3.85%)

     C SHARES (12/31/99)
     With redemption**                    (2.67%)     4.80%     (4.60%)       --      (4.20%)
     Without redemption                   (1.68%)     5.80%     (4.60%)       --      (4.20%)

     F SHARES (2/19/63)                   (1.12%)     7.00%     (3.31%)     4.17%       N/A

     R SHARES (12/31/99)                  (0.99%)     7.35%     (3.64%)       --      (3.16%)

     T SHARES (12/31/99)
     With sales charge (4.50%)            (5.86%)     1.72%     (4.32%)       --      (3.84%)
     Without sales charge                 (1.41%)     6.51%     (3.44%)       --      (3.04%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

industry within the consumer discretionary sector underperformed as box office receipts during the period were a large disappointment. Both TIME WARNER, INC. and DREAMWORKS ANIMATION SKG, INC. significantly hindered the Fund. Time Warner experienced pressure due to concerns over its earnings performance in the first half of 2005. However, Time Warner remained one of the largest equity holdings in the Fund as of June 30, 2005, as the second-half outlook for its products remained solid and the fundamentals in its top businesses appeared sound. DreamWorks warned of a loss in the second quarter as the company overestimated DVD sales and underestimated returns from its vendors and distributors. The Fund reduced its position in DreamWorks during the period, although we retained a small position due to the company's new projects in development for release over the next two years.

FIXED-INCOME PERFORMANCE
In fixed-income markets, higher oil prices, a strengthening dollar and higher short-term interest rates were held accountable for any perceived slowdown in the economy during the period. The housing market provided a considerable offset to these factors, as well as stimulus to the economy, as homeowners continued to extract equity from their homes.

   Whereas in the first quarter the Fund was aided by its high-quality bias, high cash position and short duration, the fixed-income portion of the Fund lagged during the second quarter of the period due to its large cash position and

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

    Healthcare                     16.68%
    Information Technology         12.99%
    Consumer Discretionary         12.49%
    Financials                      6.11%
    Consumer Staples                5.14%
    Industrials                     4.47%
    Energy                          2.70%
    Materials                       1.25%
    Telecommunications Services     0.54%
    Fixed-Income Investments       22.63%
    Cash & Equivalents             15.00%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

concentration in shorter-dated securities. A larger position in cash buffered the Fund when bonds sold off in the first quarter, but created a drag on performance when bonds rallied in the second quarter. A high concentration of corporate bonds also hindered performance as Treasuries and Agencies outpaced corporate debt during the first six months of 2005; corporates experienced several high-profile downgrades in the first quarter causing investor flight to quality and Treasury and Agency outperformance.

   Exposure in the five- to seven-year range was added during the second quarter of the period; the Fund held 26% of its fixed-income assets in bonds with maturities five years or longer as of June 30, 2005. The Fund also held 20.9% of its fixed-income assets in corporate debt compared to 4.8% in Agencies. Longer-dated securities performed well for the Fund.

   The Fund's exposure of 13% of its fixed-income assets to the fixed-rate mortgage category weighed on performance as mortgages lagged other fixed-income sectors during the period.

IN CONCLUSION
We are monitoring indications that the Federal Reserve may be nearing the end of its tightening cycle. Additionally, as we will be nearing the typical 18-month lag effect on the economy from the onset of the first federal funds rate increase, we will monitor the data for signs of economic change.

   The Fund maintained a somewhat more conservative stance as of the end of the period, but increased its equity weighting as we found more compelling growth opportunities over the last several months. We continue to focus on high-quality growth companies that we believe show strong fundamental attributes. As always, we thank you for your continued investment in the Fund.


/s/ John B. Jares                           /s/ John V. Johnson

John B. Jares, CFA                          John V. Johnson, CFA
Portfolio Manager                           Assistant Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                                       BEGINNING        ENDING         EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                                       (1/1/05)        (6/30/05)     (1/1/05-6/30/05)
-----------------------------------------------------------------------------------------------------
CLASS A ACTUAL                                         $ 1,000.00    $    979.59         $   7.98
CLASS A HYPOTHETICAL                                     1,000.00       1,016.66             8.13

CLASS B ACTUAL                                           1,000.00         971.88            11.66
CLASS B HYPOTHETICAL                                     1,000.00       1,012.90            11.90

CLASS C ACTUAL                                           1,000.00         971.11            12.05
CLASS C HYPOTHETICAL                                     1,000.00       1,012.49            12.30

CLASS F ACTUAL                                           1,000.00         982.08             6.71
CLASS F HYPOTHETICAL                                     1,000.00       1,017.97             6.83

CLASS R ACTUAL                                           1,000.00         984.80             5.33
CLASS R HYPOTHETICAL                                     1,000.00       1,019.37             5.42

CLASS T ACTUAL                                           1,000.00         977.16             8.76
CLASS T HYPOTHETICAL                                     1,000.00       1,015.86             8.94

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                                     EXPENSE RATIO
------------------------------------------------------------------
CLASS A                                                 1.62%
CLASS B                                                 2.37%
CLASS C                                                 2.45%
CLASS F                                                 1.36%
CLASS R                                                 1.08%
CLASS T                                                 1.78%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--59.8%
ADVERTISING--0.7%
        12,900   Lamar Advertising Company*                                          $        551,703
                                                                                     ----------------
AEROSPACE & DEFENSE--1.1%
        13,400   Boeing Company                                                               884,400
                                                                                     ----------------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
        13,500   Northern Trust Corporation                                                   615,465
                                                                                     ----------------
BIOTECHNOLOGY--2.8%
         5,400   Amgen, Inc.*                                                                 326,484
        10,500   Genentech, Inc.*                                                             842,940
        14,200   Gilead Sciences, Inc.*                                                       624,658
        20,700   MedImmune, Inc.*                                                             553,104
                                                                                     ----------------
                                                                                            2,347,186
                                                                                     ----------------
BROADCASTING & CABLE TV--2.0%
        20,900   Clear Channel Communications, Inc.                                           646,437
        24,300   EchoStar Communications Corporation                                          732,645
         7,400   XM Satellite Radio Holdings, Inc. Class A*                                   249,084
                                                                                     ----------------
                                                                                            1,628,166
                                                                                     ----------------
COMMUNICATIONS EQUIPMENT--1.6%
        56,200   Cisco Systems, Inc.*                                                       1,073,982
        10,200   Juniper Networks, Inc.*                                                      256,836
                                                                                     ----------------
                                                                                            1,330,818
                                                                                     ----------------
COMPUTER & ELECTRONICS RETAIL--0.3%
         3,900   Best Buy Company, Inc.                                                       267,345
                                                                                     ----------------
COMPUTER HARDWARE--2.9%
        22,200   Apple Computer, Inc.*                                                        817,182
        21,100   International Business Machines Corporation                                1,565,620
                                                                                     ----------------
                                                                                            2,382,802
                                                                                     ----------------
COMPUTER STORAGE & PERIPHERALS--0.7%
        44,800   EMC Corporation*                                                             614,208
                                                                                     ----------------
CONSTRUCTION MATERIALS--0.8%
        10,200   Lafarge North America, Inc.                                                  636,888
                                                                                     ----------------
DEPARTMENT STORES--0.8%
        11,200   Kohl's Corporation*                                                          626,192
                                                                                     ----------------
DIVERSIFIED BANKS--0.8%
        10,200   Wells Fargo & Company                                                        628,116
                                                                                     ----------------
FOOD RETAIL--0.9%
        33,600   Safeway, Inc.                                                                759,024
                                                                                     ----------------
GENERAL MERCHANDISE STORES--2.5%
        53,100   Dollar General Corporation                                                 1,081,116
        17,700   Target Corporation                                                           963,057
                                                                                     ----------------
                                                                                            2,044,173
                                                                                     ----------------

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
HEALTHCARE DISTRIBUTORS--0.4%
         8,100   Henry Schein, Inc.*                                                 $        336,312
                                                                                     ----------------
HEALTHCARE EQUIPMENT--2.0%
         5,400   INAMED Corporation*                                                          361,638
        16,500   Waters Corporation*                                                          613,305
         9,000   Zimmer Holdings, Inc.*                                                       685,530
                                                                                     ----------------
                                                                                            1,660,473
                                                                                     ----------------
HEALTHCARE FACILITIES--1.9%
        29,025   Triad Hospitals, Inc.*                                                     1,585,926
                                                                                     ----------------
HEALTHCARE SUPPLIES--0.5%
         9,000   Charles River Laboratories International, Inc.*                              434,250
                                                                                     ----------------
HOMEFURNISHING RETAIL--0.6%
        11,900   Bed Bath & Beyond, Inc.*                                                     497,182
                                                                                     ----------------
HOTELS, RESORTS & CRUISE LINES--0.5%
         7,600   Carnival Corporation                                                         414,580
                                                                                     ----------------
HOUSEHOLD PRODUCTS--1.8%
         7,300   Clorox Company                                                               406,756
        21,750   Colgate-Palmolive Company                                                  1,085,543
                                                                                     ----------------
                                                                                            1,492,299
                                                                                     ----------------
HYPERMARKETS & SUPER CENTERS--0.8%
        14,600   Wal-Mart Stores, Inc.                                                        703,720
                                                                                     ----------------
INDUSTRIAL CONGLOMERATES--1.7%
        41,000   General Electric Company                                                   1,420,650
                                                                                     ----------------
INTEGRATED OIL & GAS--1.0%
        14,600   ExxonMobil Corporation                                                       839,062
                                                                                     ----------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
         7,100   Alltel Corporation                                                           442,188
                                                                                     ----------------
INTERNET SOFTWARE & SERVICES--0.5%
        10,900   Yahoo!, Inc.*                                                                377,685
                                                                                     ----------------
INVESTMENT BANKING & BROKERAGE--0.8%
         3,400   Goldman Sachs Group, Inc.                                                    346,868
         6,700   Morgan Stanley                                                               351,549
                                                                                     ----------------
                                                                                              698,417
                                                                                     ----------------
LEISURE FACILITIES--1.6%
        27,000   Royal Caribbean Cruises Limited                                            1,305,720
                                                                                     ----------------
LIFE & HEALTH INSURANCE--0.0%
           100   Aflac, Inc.                                                                    4,328
                                                                                     ----------------
MOVIES & ENTERTAINMENT--3.6%
         5,900   DreamWorks Animation SKG, Inc.*                                              154,580
       118,700   Time Warner, Inc.*                                                         1,983,477
        25,600   Viacom, Inc. Class B                                                         819,712
                                                                                     ----------------
                                                                                            2,957,769
                                                                                     ----------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--1.0%
        13,300   Smith International, Inc.                                           $        847,210
                                                                                     ----------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
         8,300   Apache Corporation                                                           536,180
                                                                                     ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
         8,900   Ambac Financial Group, Inc.                                                  620,864
        10,866   Citigroup, Inc.                                                              502,335
                                                                                     ----------------
                                                                                            1,123,199
                                                                                     ----------------
PERSONAL PRODUCTS--1.6%
         7,300   Avon Products, Inc.                                                          276,305
        19,900   Gillette Company                                                           1,007,537
                                                                                     ----------------
                                                                                            1,283,842
                                                                                     ----------------
PHARMACEUTICALS--8.6%
        18,900   Abbott Laboratories                                                          926,289
        33,100   Angiotech Pharmaceuticals, Inc.*                                             458,766
        15,900   Eli Lilly and Company                                                        885,789
         8,500   Johnson & Johnson                                                            552,500
        10,100   Medicis Pharmaceutical Corporation Class A                                   320,473
        90,900   MGI Pharma, Inc.*                                                          1,977,984
        45,275   Pfizer, Inc.                                                               1,248,685
        16,000   Wyeth                                                                        712,000
                                                                                     ----------------
                                                                                            7,082,486
                                                                                     ----------------
RAILROADS--1.2%
        14,800   Union Pacific Corporation                                                    959,040
                                                                                     ----------------
SEMICONDUCTOR EQUIPMENT--0.8%
        25,200   Novellus Systems, Inc.*                                                      622,692
                                                                                     ----------------
SEMICONDUCTORS--2.0%
         7,700   Intel Corporation                                                            200,662
        20,100   Linear Technology Corporation                                                737,469
         8,400   Maxim Integrated Products, Inc.                                              320,964
        14,000   Microchip Technology, Inc.                                                   414,680
                                                                                     ----------------
                                                                                            1,673,775
                                                                                     ----------------
SPECIALIZED FINANCE--0.4%
         6,700   Moody's Corporation                                                          301,232
                                                                                     ----------------
SPECIALTY CHEMICALS--0.5%
         7,000   Sigma-Aldrich Corporation                                                    392,280
                                                                                     ----------------
SYSTEMS SOFTWARE--3.5%
        82,700   Microsoft Corporation                                                      2,054,268
        37,500   Symantec Corporation*                                                        815,250
                                                                                     ----------------
                                                                                            2,869,518
                                                                                     ----------------
THRIFTS & MORTGAGE FINANCE--0.9%
        19,100   The PMI Group, Inc.                                                          744,518
                                                                                     ----------------

SHARES                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
         7,700   W.W. Grainger, Inc.                                                 $        421,883
                                                                                     ----------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$46,712,086)                                                                        49,344,902
                                                                                     ----------------
COMMON STOCKS (FOREIGN)--2.6%
APPLICATION SOFTWARE--0.3%
         4,925   SAP AG Sponsored ADR (GE)                                                    213,253
                                                                                     ----------------
HEALTHCARE SUPPLIES--0.4%
         2,800   Alcon, Inc. (SZ)                                                             306,180
                                                                                     ----------------
INVESTMENT BANKING & BROKERAGE--1.1%
        39,800   Lazard Limited Class A (BD)*                                                 925,350
                                                                                     ----------------
SEMICONDUCTORS--0.8%
        25,350   ATI Technologies, Inc. (CA)*                                                 300,398
         8,500   Marvell Technology Group Limited (BD)*                                       323,340
                                                                                     ----------------
                                                                                              623,738
                                                                                     ----------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$2,109,283)                                                                          2,068,521
                                                                                     ----------------

PRINCIPAL AMOUNT                                                                         MARKET VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (DOMESTIC)--8.1%
AUTOMOBILE MANUFACTURERS--1.2%
$    1,000,000   Toyota Motor Credit Corporation
                 5.65% 1/15/07                                                       $      1,023,270
                                                                                     ----------------
DIVERSIFIED BANKS--2.1%
     1,540,000   Washington Mutual, Inc.
                 8.25% 4/1/10                                                               1,768,659
                                                                                     ----------------
GENERAL MERCHANDISE STORES--1.0%
       750,000   Target Corporation
                 5.875% 3/1/12                                                                814,350
                                                                                     ----------------
HOUSEHOLD PRODUCTS--2.0%
     1,500,000    Colgate-Palmolive Company
                  5.98% 4/25/12                                                             1,643,280
                                                                                     ----------------
PHARMACEUTICALS--1.8%
     1,500,000   Abbott Laboratories
                 5.625% 7/1/06                                                              1,525,095
                                                                                     ----------------
TOTAL CORPORATE BONDS (DOMESTIC)
(COST--$6,452,414)                                                                          6,774,654
                                                                                     ----------------
U.S. GOVERNMENT OBLIGATIONS--10.9%
AGENCY PASS THROUGH--3.5%
     2,709,763   U.S. Small Business Administration Series 10-A
                 6.64% 2/1/11                                                               2,869,395
                                                                                     ----------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

PRINCIPAL AMOUNT                                                                         MARKET VALUE
-----------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES--1.9%
$      700,000   Federal Farm Credit Bank
                 4.70% 12/10/14                                                      $        721,700
       800,000   Federal Home Loan Bank
                 4.50% 11/15/12                                                               817,720
                                                                                     ----------------
                                                                                            1,539,420
                                                                                     ----------------
MORTGAGE-BACKED SECURITIES: GNMA/GUARANTEED--1.6%
     1,306,605   Government National Mortgage Association
                 6.00% 1/15/33 Pool #563709                                                 1,348,769
                                                                                     ----------------
U.S. TREASURY NOTES--3.9%
     1,186,320   U.S. Treasury Inflation Index Note
                 3.875% 1/15/09                                                             1,291,110
                 U.S. Treasury Note:
       900,000   4.25% 8/15/14                                                                921,519
       900,000   5.75% 8/15/10                                                                983,637
                                                                                     ----------------
                                                                                            3,196,266
                                                                                     ----------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST--$8,773,250)                                                                          8,953,850
                                                                                     ----------------
GOVERNMENT BONDS (FOREIGN)--3.6%
GOVERNMENT SECURITIES--3.6%
CAD  3,535,000   Province of Quebec
                 6.50% 12/1/05 (CA)                                                         2,929,791
                                                                                     ----------------
TOTAL GOVERNMENT BONDS (FOREIGN)
(COST--$2,343,706)                                                                          2,929,791
                                                                                     ----------------

PRINCIPAL AMOUNT                                                                       AMORTIZED COST
-----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--16.9%
DISTILLERS & VINTNERS--4.5%
$    3,700,000   Diageo Capital PLC
                 3.25% 7/6/05~                                                       $      3,698,330
                                                                                     ----------------
DIVERSIFIED BANKS--3.6%
     3,000,000   HSBC Finance Corporation
                 3.25% 7/7/05                                                               2,998,375
                                                                                     ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.3%
     1,900,000   Hitachi America Capital Limited
                 3.23% 7/5/05~                                                              1,899,318
                                                                                     ----------------
MULTI-LINE INSURANCE--1.6%
     1,300,000   AIG Funding, Inc.
                 3.23% 7/5/05                                                               1,299,533
                                                                                     ----------------

PRINCIPAL AMOUNT                                                                       AMORTIZED COST
-----------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.9%
$    4,000,000   Merrill Lynch & Company
                 3.05% 7/1/05                                                        $      4,000,000
                                                                                     ----------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$13,895,556)                                                              13,895,556
                                                                                     ----------------
TOTAL INVESTMENTS--101.9%
(TOTAL COST--$80,286,295)                                                                  83,967,274
                                                                                     ----------------
OTHER ASSETS AND LIABILITIES--(1.9%)                                                       (1,531,697)
                                                                                     ----------------
NET ASSETS--100.0%                                                                   $     82,435,577
                                                                                     ================

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $5,597,648, OR 6.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
     ADR - AMERICAN DEPOSITARY RECEIPT
     BD - BERMUDA
     CA - CANADA
     GE - GERMANY
     SZ - SWITZERLAND

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                    $    80,286,295
                                                                  ---------------
Investment securities, at market                                       83,967,274
Cash                                                                      464,257
Receivables:
   Capital shares sold                                                     28,142
   Dividends and interest                                                 270,377
Other assets                                                               61,495
                                                                  ---------------
Total Assets                                                           84,791,545
                                                                  ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                      2,097,768
   Capital shares redeemed                                                 51,020
   Advisory fees                                                           44,637
   Shareholder servicing fees                                               5,958
   Accounting fees                                                          4,120
   Distribution fees                                                       26,548
   Transfer agency fees                                                    13,541
   Custodian fees                                                           1,286
   Other                                                                  111,090
                                                                  ---------------
Total Liabilities                                                       2,355,968
                                                                  ---------------
Net Assets                                                        $    82,435,577
                                                                  ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                           $   265,972,876
Accumulated net investment loss                                           (28,178)
Accumulated net realized loss from security transactions             (187,190,299)
Net unrealized appreciation on investments and foreign
 currency translation                                                   3,681,178
                                                                  ---------------
Total                                                             $    82,435,577
                                                                  ===============

CLASS A
Net Assets                                                        $     1,648,413
Shares Outstanding                                                        198,443
Net Asset Value, Redemption Price Per Share                       $          8.31
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $          8.82

CLASS B
Net Assets                                                        $     1,329,526
Shares Outstanding                                                        161,601
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          8.23

CLASS C
Net Assets                                                        $       230,753
Shares Outstanding                                                         28,496
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          8.10

CLASS F
Net Assets                                                        $    79,140,214
Shares Outstanding                                                      9,516,923
Net Asset Value, Offering and Redemption Price Per Share          $          8.32

CLASS R
Net Assets                                                        $        53,217
Shares Outstanding                                                          6,423
Net Asset Value, Offering and Redemption Price Per Share          $          8.29

CLASS T
Net Assets                                                        $        33,454
Shares Outstanding                                                          3,921
Net Asset Value, Redemption Price Per Share                       $          8.53
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $          8.93

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $       248,002
Interest                                                                  801,290
Foreign taxes withheld                                                       (267)
                                                                  ---------------
Total Investment Income                                                 1,049,025
                                                                  ---------------

EXPENSES
Advisory fees--Note 2                                                     280,956
Shareholder servicing fees--Note 2                                         34,841
Accounting fees--Note 2                                                    25,934
Distribution fees--Note 2                                                 110,232
Transfer agency fees--Note 2                                               54,728
Registration fees                                                          27,600
Postage and mailing expenses                                               10,246
Custodian fees and expenses--Note 2                                         3,521
Printing expenses                                                          26,690
Legal and audit fees                                                       14,374
Directors' fees and expenses--Note 2                                        7,940
Other expenses                                                             10,938
                                                                  ---------------
   Total Expenses                                                         608,000
   Earnings Credits                                                        (2,769)
   Reimbursed/Waived Expenses                                              (2,289)
   Expense Offset to Broker Commissions                                    (6,035)
                                                                  ---------------
   Net Expenses                                                           596,907
                                                                  ---------------
Net Investment Income                                                     452,118
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                                7,208,681
   Foreign Currency Transactions                                             (622)
                                                                  ---------------
Net Realized Gain                                                       7,208,059
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                       (8,759,925)
                                                                  ---------------
Net Realized and Unrealized Loss                                       (1,551,866)
                                                                  ---------------
Net Decrease in Net Assets Resulting from Operations              $    (1,099,748)
                                                                  ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                       SIX MONTHS ENDED      YEAR ENDED
                                                            6/30/05           12/31/04
OPERATIONS
Net Investment Income                                  $        452,118   $      1,165,048
Net Realized Gain on Security and Foreign
 Currency Transactions                                        7,208,059          8,838,969
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation             (8,759,925)        (2,078,931)
                                                       ----------------   ----------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                             (1,099,748)         7,925,086
                                                       ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
   Class A                                                       (7,062)           (16,533)
   Class B                                                         (406)            (4,861)
   Class C                                                          (39)              (659)
   Class F                                                     (440,827)        (1,146,498)
   Class R                                                         (380)              (763)
   Class T                                                         (110)              (243)
                                                       ----------------   ----------------
Net Decrease from Dividends and Distributions                  (448,824)        (1,169,557)
                                                       ----------------   ----------------

CAPITAL SHARE TRANSACTIONS
Net Decrease--Note 4
   Class A                                                       (4,390)            (2,547)
   Class B                                                     (269,764)          (135,764)
   Class C                                                      (28,485)           (49,827)
   Class F                                                   (9,074,043)       (36,636,581)
   Class R                                                       (4,620)           (16,844)
   Class T                                                         (907)            (3,452)
                                                       ----------------   ----------------
Net Decrease from Capital Share Transactions                 (9,382,209)       (36,845,015)
                                                       ----------------   ----------------
Net Decrease in Net Assets                                  (10,930,781)       (30,089,486)
                                                       ----------------   ----------------

NET ASSETS
Beginning of period                                    $     93,366,358   $    123,455,844
                                                       ----------------   ----------------
End of period                                          $     82,435,577   $     93,366,358
                                                       ================   ================

Accumulated Net Investment Loss                        $        (28,178)  $        (31,472)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                   SIX MONTHS                     YEAR ENDED
                                                 ENDED JUNE 30,                  DECEMBER 31,
                                                      2005          2004        2003        2002        2001
                                                 --------------   --------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period             $         8.45   $   7.88    $   6.68    $   8.18    $   9.24
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      0.03       0.08        0.05        0.05        0.06
Net realized and unrealized gains
 (losses) on securities                                   (0.13)      0.57        1.20       (1.51)      (1.03)
                                                 -------------------------------------------------------------
Total from investment operations                          (0.10)      0.65        1.25       (1.46)      (0.97)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                (0.04)     (0.08)      (0.05)      (0.04)      (0.09)
From net realized gains                                    0.00       0.00        0.00        0.00        0.00
                                                 -------------------------------------------------------------
Total distributions                                       (0.04)     (0.08)      (0.05)      (0.04)      (0.09)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $         8.31   $   8.45    $   7.88    $   6.68    $   8.18
                                                 =============================================================

TOTAL RETURN(a)                                           (1.24%)     8.31%      18.81%     (17.85%)    (10.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $        1,648   $  1,682    $  1,572    $  1,243    $  1,227
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)               1.64%      1.49%       1.83%       1.89%       1.87%
Expenses with reimbursements,
 earnings credits and brokerage offsets                    1.62%      1.48%       1.83%       1.89%       1.87%
Net investment income                                      0.81%      0.96%       0.63%       0.56%       0.51%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                  160%       134%        108%        122%        111%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.65% (2005), 1.49% (2004), 1.83% (2003), 1.89%
     (2002), AND 1.87% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                            SIX MONTHS                           YEAR ENDED
                                          ENDED JUNE 30,                        DECEMBER 31,
                                               2005                2004        2003        2002         2001
                                          --------------         ---------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period      $         8.37         $   7.80    $   6.63    $   8.11     $   9.18
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        0.00(a),(b)      0.01        0.01       (0.01)        0.01
Net realized and unrealized gains
 (losses) on securities                            (0.14)            0.58        1.17       (1.47)       (1.03)
                                          --------------------------------------------------------------------
Total from investment operations                   (0.14)            0.59        1.18       (1.48)       (1.02)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                          0.00(c)         (0.02)      (0.01)       0.00(c)     (0.05)
From net realized gains                             0.00             0.00        0.00        0.00         0.00
                                          --------------------------------------------------------------------
Total distributions                                 0.00            (0.02)      (0.01)       0.00        (0.05)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period            $         8.23         $   8.37    $   7.80    $   6.63     $   8.11
                                          ====================================================================

TOTAL RETURN(d)                                    (1.65%)           7.63%      17.76%     (18.21%)     (11.13%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $        1,330         $  1,625    $  1,647    $  1,181     $  1,484
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(e):
Expenses with reimbursements, but
 no earnings credits or brokerage
 offsets(f)                                         2.38%            2.21%       2.53%       2.54%        2.50%
Expenses with reimbursements,
 earnings credits and brokerage
 offsets                                            2.37%            2.21%       2.53%       2.54%        2.49%
Net investment income (loss)                        0.07%            0.23%      (0.08%)     (0.10%)      (0.13%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(g)                           160%             134%        108%        122%         111%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). NET INVESTMENT INCOME FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD ENDED JUNE 30, 2005, AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(d). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(e). ANNUALIZED.
(f). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.39% (2005), 2.21% (2004), 2.53% (2003), 2.54%
     (2002), AND 2.50% (2001).
(g). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                             YEAR ENDED
                                                ENDED JUNE 30,                          DECEMBER 31,
                                                     2005                2004        2003        2002        2001
                                                --------------         --------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.24         $   7.69    $   6.54    $   8.04    $   9.17
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.00(a),(b)      0.01(a)    (0.01)      (0.17)      (0.05)
Net realized and unrealized gains
 (losses) on securities                                  (0.14)            0.56        1.16       (1.33)      (1.03)
                                                -------------------------------------------------------------------
Total from investment operations                         (0.14)            0.57        1.15       (1.50)      (1.08)
-------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00(c)         (0.02)       0.00(c)     0.00       (0.05)
From net realized gains                                   0.00             0.00        0.00        0.00        0.00
                                                -------------------------------------------------------------------
Total distributions                                       0.00            (0.02)       0.00        0.00       (0.05)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.10         $   8.24    $   7.69    $   6.54    $   8.04
                                                ===================================================================

TOTAL RETURN(d)                                          (1.68%)           7.42%      17.59%     (18.66%)    (11.80%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $          231         $    264    $    295    $    248    $    496
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(e):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(f)             2.46%            2.35%       2.69%       3.48%       3.96%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  2.45%            2.34%       2.69%       3.48%       3.96%
Net investment income (loss)                             (0.01%)           0.08%      (0.17%)     (1.05%)     (1.64%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(g)                                 160%             134%        108%        122%        111%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). NET INVESTMENT LOSS FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE PERIOD ENDED JUNE 30, 2005, AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(d). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(e). ANNUALIZED.
(f). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.47% (2005), 2.35% (2004), 2.69% (2003), 3.48%
     (2002), AND 4.24% (2001).
(g). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005           2004        2003         2002         2001
                                                --------------    ----------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.46    $   7.88    $    6.69   $    8.20    $    9.22
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     0.04        0.08         0.06        0.07         0.10
Net realized and unrealized gains
 (losses) on securities                                  (0.13)       0.59         1.20       (1.50)       (1.02)
                                                ----------------------------------------------------------------
Total from investment operations                         (0.09)       0.67         1.26       (1.43)       (0.92)
----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                               (0.05)      (0.09)       (0.07)      (0.08)       (0.10)
From net realized gains                                   0.00        0.00         0.00        0.00         0.00
                                                ----------------------------------------------------------------
Total distributions                                      (0.05)      (0.09)       (0.07)      (0.08)       (0.10)
----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.32    $   8.46    $    7.88   $    6.69    $    8.20
                                                ================================================================

TOTAL RETURN                                             (1.12%)      8.58%       18.96%     (17.46%)      (9.94%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       79,140    $ 89,701    $ 119,835   $ 130,314    $ 297,068
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(b)             1.37%       1.34%        1.54%       1.43%        1.23%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  1.36%       1.33%        1.54%       1.42%        1.22%
Net investment income                                     1.07%       1.08%        0.93%       0.99%        1.20%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 160%        134%         108%        122%         111%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.38% (2005), 1.34% (2004), 1.54% (2003), 1.43%
     (2002), AND 1.23% (2001).
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005           2004        2003        2002        2001
                                                --------------    --------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.43    $   7.86    $   6.68    $   8.18    $   9.22
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.05        0.09        0.16       (0.16)       0.09
Net realized and unrealized gains
 (losses) on securities                                  (0.13)       0.58        1.05       (1.34)      (1.02)
                                                --------------------------------------------------------------
Total from investment operations                         (0.08)       0.67        1.21       (1.50)      (0.93)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                               (0.06)      (0.10)      (0.03)       0.00       (0.11)
From net realized gains                                   0.00        0.00        0.00        0.00        0.00
                                                --------------------------------------------------------------
Total distributions                                      (0.06)      (0.10)      (0.03)       0.00       (0.11)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.29    $   8.43    $   7.86    $   6.68    $   8.18
                                                ==============================================================

TOTAL RETURN                                             (0.99%)      8.63%      18.12%     (18.34%)    (10.09%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $           53    $     59    $     72    $     11    $     14
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(b)             1.10%       1.21%       2.37%       4.24%       3.07%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  1.08%       1.21%       2.37%       4.24%       3.07%
Net investment income (loss)                              1.35%       1.21%       0.01%      (1.77%)     (0.75%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 160%        134%        108%        122%        111%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.26% (2005), 1.35% (2004), 2.62% (2003), 19.52%
     (2002), AND 272.77% (2001).
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005           2004        2003        2002        2001
                                                --------------    --------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         8.68    $   8.09    $   6.88    $   8.17    $   9.21
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.02        0.03        0.21       (0.37)       0.08
Net realized and unrealized gains
 (losses) on securities                                  (0.14)       0.62        1.00       (0.92)      (1.04)
                                                --------------------------------------------------------------
Total from investment operations                         (0.12)       0.65        1.21       (1.29)      (0.96)
--------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                               (0.03)      (0.06)       0.00(a)     0.00       (0.08)
From net realized gains                                   0.00        0.00        0.00        0.00        0.00
                                                --------------------------------------------------------------
Total distributions                                      (0.03)      (0.06)       0.00        0.00       (0.08)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         8.53    $   8.68    $   8.09    $   6.88    $   8.17
                                                ==============================================================

Total Return(b)                                          (1.41%)      8.01%      17.65%     (15.79%)    (10.44%)

Ratios/Supplemental Data
Net assets, end of period (000s)                $           33    $     35    $     36    $     13    $    232
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
  no earnings credits or brokerage offsets(d)             1.79%       1.77%       2.73%       2.60%       3.36%
Expenses with reimbursements,
  earnings credits and brokerage offsets                  1.78%       1.77%       2.73%       2.59%       3.36%
Net investment income (loss)                              0.66%       0.66%      (0.29%)     (0.31%)     (1.12%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                 160%        134%        108%        122%        111%

(a). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.06% (2005), 2.02% (2004), 3.18% (2003), 14.63%
     (2002), AND 18.37% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Balanced Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS--Some U.S. government obligations, such as Government National Mortgage Association (GNMA) pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Bank (FHLB), are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (FNMA, a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of FNMA.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) quarterly and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $30,570 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $4,445 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $13.09 to $13.51, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                   TRANSFER
                                                  AGENCY FEES
     --------------------------------------------------------
     Class A                                      $     2,863
     Class B                                      $     2,544
     Class C                                      $       530
     Class R                                      $        60
     Class T                                      $        86

Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Fund for certain transfer agency expenses pursuant to a written contractual commitment. This commitment will extend through at least August 31, 2006, and will not be terminated without prior notification to the Company's board of directors. For the six months ended June 30, 2005, Class R and Class T were each reimbursed $44, which reduced the amounts paid to DTI to $16 and $42, respectively.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,116 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $44,200 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $103,719 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION    SHAREHOLDER
                                               FEES       SERVICING FEES
     -------------------------------------------------------------------
     Class A                                        N/A   $        2,072
     Class B                               $      5,537   $        1,846
     Class C                               $        934   $          311
     Class T                               $         42   $           42

During the six months ended June 30, 2005, DSC retained $942 in sales commissions from the sales of Class A shares. DSC also retained $5,229 of contingent deferred sales charges relating to redemptions of Class B shares.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                  AMOUNT OF WAIVER
     ----------------------------------------------------------------
     9/1/04 to 8/31/05                               $        200,000
     9/1/05 to 8/31/06                               $        200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $2,201, which reduced the amount paid to Mellon Bank to $1,320.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

     EXPIRATION                                          AMOUNT
     --------------------------------------------------------------
        2008                                         $   72,497,269
        2009                                         $   49,289,530
        2010                                         $   70,087,112
        2011                                         $    1,472,188
                                                     --------------
                                                     $  193,346,099
                                                     ==============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Undistributed Ordinary Income                   $        7,356
     Federal Tax Cost                                $   81,208,742
     Gross Tax Appreciation of Investments           $    4,298,124
     Gross Tax Depreciation of Investments           $   (1,539,592)
     Net Tax Appreciation                            $    2,758,532

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 850 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                         JUNE 30, 2005                  DECEMBER 31, 2004
                                                   SHARES           AMOUNT           SHARES           AMOUNT
CLASS A
Sold                                                   33,753    $     281,841           52,105    $     413,025
Dividends or Distributions Reinvested                     786    $       6,551            1,969    $      15,805
Redeemed                                              (35,162)   $    (292,782)         (54,549)   $    (431,377)
                                                   -------------------------------------------------------------
Net Decrease                                             (623)   $      (4,390)            (475)   $      (2,547)
                                                   =============================================================

CLASS B
Sold                                                   15,303    $     125,833           53,204    $     414,706
Dividends or Distributions Reinvested                      38    $         311              466    $       3,759
Redeemed                                              (47,948)   $    (395,908)         (70,543)   $    (554,229)
                                                   -------------------------------------------------------------
Net Decrease                                          (32,607)   $    (269,764)         (16,873)   $    (135,764)
                                                   =============================================================

CLASS C
Sold                                                      433    $       3,488           16,072    $     124,317
Dividends or Distributions Reinvested                       3    $          27               59    $         475
Redeemed                                               (3,951)   $     (32,000)         (22,428)   $    (174,619)
                                                   -------------------------------------------------------------
Net Decrease                                           (3,515)   $     (28,485)          (6,297)   $     (49,827)
                                                   =============================================================

CLASS F
Sold                                                  437,062    $   3,643,006        1,100,066    $   8,730,703
Dividends or Distributions Reinvested                  51,258    $     427,748          138,996    $   1,116,482
Redeemed                                           (1,574,754)   $ (13,144,797)      (5,836,747)   $ (46,483,766)
                                                   -------------------------------------------------------------
Net Decrease                                       (1,086,434)   $  (9,074,043)      (4,597,685)   $ (36,636,581)
                                                   =============================================================

CLASS R
Sold                                                        0    $           0                0    $           0
Dividends or Distributions Reinvested                      46    $         380               94    $         751
Redeemed                                                 (608)   $      (5,000)          (2,224)   $     (17,595)
                                                   -------------------------------------------------------------
Net Decrease                                             (562)   $      (4,620)          (2,130)   $     (16,844)
                                                   =============================================================

CLASS T
Sold                                                        0    $           0            4,985    $      39,775
Dividends or Distributions Reinvested                       7    $          60               27    $         223
Redeemed                                                 (114)   $        (967)          (5,430)   $     (43,450)
                                                   -------------------------------------------------------------
Net Decrease                                             (107)   $        (907)            (418)   $      (3,452)
                                                   =============================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $69,241,181 and $84,813,689, respectively. Purchases and sales of long-term U.S. government obligations were $987,082 and $9,433,428, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

                       This page intentionally left blank.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
BALANCED FUND                           DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0086SA0605

        Dreyfus Founders
        Discovery Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                                 3
Fund Expenses                                                      12
Statement of Investments                                           14
Statement of Assets and Liabilities                                18
Statement of Operations                                            20
Statements of Changes in Net Assets                                21
Financial Highlights                                               22
Notes to Financial Statements                                      28

        -----------------------------------------------------------
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        online as soon as it's available.  Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.
        -----------------------------------------------------------





INVESTMENT MANAGER                      DISTRIBUTOR
Founders Asset Management LLC           Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)          200 Park Avenue
210 University Boulevard, Suite 800     New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-10 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF BRADLEY C. ORR]

[PHOTO OF JAMES (J.D.) PADGETT]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS BRADLEY C. ORR, CFA, LEFT, AND JAMES (J.D.) PADGETT, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

A MIXED ENVIRONMENT
Following the strong advances registered by the domestic equity markets during the fourth quarter of last year, 2005 started on a far less positive note. Markets declined broadly in the first quarter due to a persistent rise in oil prices and the Federal Reserve's tightening monetary policy.

   The markets did partially recover during the second quarter, as investors began to speculate that the Federal Reserve may soon end its rate tightening campaign. At the same time, the pace of economic growth remained relatively strong, as evidenced by the robust gross domestic product (GDP) in the second quarter.

   During the first six months of 2005, small-cap growth stocks underperformed both small-cap value stocks and large-cap growth stocks. This can be seen when comparing the -3.58% six-month return of the Russell 2000 Growth Index to the 0.90% return of the Russell 2000 Value Index, as well as to the -1.72% and -0.81% returns in the larger-capitalization Russell 1000 Growth Index and the Standard & Poor's 500 Index, respectively.

   For the six-month period ended June 30, 2005, Dreyfus Founders Discovery Fund's performance(1) compared favorably to the Fund's benchmark, the Russell 2000 Growth Index, which, as mentioned above, posted a total return of -3.58% for the same period.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund.

PORTFOLIO COMPOSITION CHANGES
High energy prices continued to drive demand in the oil services industry; therefore, the Fund added energy holdings during the period in an attempt to garner greater growth potential in this sector. In addition, the Fund's weighting in the consumer discretionary sector was significantly larger than that of its benchmark as we believed many opportunities existed in this sector.

   The Fund decreased its weighting in the information technology sector as we felt that valuations weren't compelling enough to outweigh broad fundamental concerns in this sector.

   Also, the Fund decreased its weighting in the industrials sector, although industrials were still overweight versus the benchmark. During the first half, many companies in this sector faced decelerating revenue and earnings growth. In fact, earnings expectations dropped after many months of upward revisions. At the same time, valuations were at the high end of historical ranges. We felt the earnings acceleration that had been driven by the recovering economy began to naturally slow, and therefore, we reduced the Fund's exposure to this sector.

CONSUMER DISCRETIONARY STOCKS BENEFITED PERFORMANCE
The consumer discretionary sector proved particularly strong for the Fund during the six-month period. An overweight position and strong stock selection led to solid outperformance in this sector. Although the strength of consumer spending is an important backdrop for the financial performance of most consumer discretionary companies, there were many stocks within the sector that outperformed despite the uncertain macro-economic environment.

   The Fund opportunistically added to its positions in existing consumer discretionary holdings after the market sold these stocks due to short-term or potentially unwarranted concerns. GUITAR CENTER, INC., a music retailer, and WMS INDUSTRIES, INC., a casino gaming machine manufacturer, were two such examples. Guitar Center experienced some weaker results toward the end of the first quarter, causing the stock to decline over 17% from its high. The Fund took this opportunity to significantly increase its position in Guitar Center and benefited from the stock's price increase in the second quarter. WMS reported better-than-expected revenue growth in the fourth quarter of 2004, but was unable to control expenses and increase margins, thus putting future earnings growth in question. The company recovered in the first quarter of 2005, resulting in improved earnings performance. The Fund increased its position in WMS following the fourth quarter earnings disappointment and ensuing stock decline.

   The gaming and lodging industry within the consumer discretionary sector has been a focus area for the Fund for some time. The worldwide proliferation of gaming continued to provide a strong tailwind for the industry. Many compelling growth opportunities were found during the first half, including some strong-performing holdings for the Fund. Station Casinos, Inc. provided a boost to the Fund's relative return as the company continued to benefit from strong local gaming trends in the Las Vegas market, driven by fast population growth, market share gains, an increase in the number of patrons, as well as increased revenue per patron. The Fund's position in this company was sold during the period as the valuation became stretched and concerns about future decelerating growth trends began to surface.

HEALTHCARE AND ENERGY AIDED RETURN
The Fund also invested in a few strong-performing healthcare stocks at the right time, benefiting the Fund's relative return. Medical device makers ARTHROCARE CORPORATION and KYPHON, INC. were two such examples. ArthroCare, a new position for the Fund, experienced an inflection point in its operations in the fourth quarter of 2004, as the company increased earnings guidance for 2005, updated progress on a recent acquisition that accelerated sales, and identified a target operating model that allowed for significant

   LARGEST EQUITY HOLDINGS  (ticker symbol)

     1.  WMS INDUSTRIES, INC. (WMS)                              3.81%
     2.  HUGHES SUPPLY, INC. (HUG)                               3.05%
     3.  GAYLORD ENTERTAINMENT COMPANY  (GET)                    2.74%
     4.  PATTERSON-UTI ENERGY, INC. (PTEN)                       2.72%
     5.  PETCO ANIMAL SUPPLIES, INC. (PETC)                      2.53%
     6.  TEMPUR-PEDIC INTERNATIONAL, INC. (TPX)                  2.50%
     7.  SAFENET, INC. (SFNT)                                    2.47%
     8.  MEDICIS PHARMACEUTICAL CORPORATION CLASS A  (MRX)       2.29%
     9.  ARTHROCARE CORPORATION  (ARTC)                          2.26%
    10.  EPICOR SOFTWARE CORPORATION  (EPIC)                     2.21%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Discovery Fund    Russell 2000
                 Class F Shares    Growth Index
06/30/1995       $10,000.00        $10,000.00
06/28/1996       $13,351.27        $12,649.36
06/30/1997       $13,582.01        $13,231.73
06/30/1998       $16,395.08        $14,977.31
06/30/1999       $21,878.00        $16,219.98
06/30/2000       $40,588.36        $20,824.80
06/29/2001       $28,474.64        $15,964.27
06/28/2002       $20,974.33        $11,972.71
06/30/2003       $19,001.85        $12,054.99
06/30/2004       $24,223.12        $15,858.10
06/30/2005       $24,954.99        $16,537.77

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Discovery Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized, unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The total return figures cited for the Russell 2000 Growth Index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN  as of 6/30/05

                               YEAR-TO        1        5       10        SINCE
   CLASS (INCEPTION DATE)       DATE+       YEAR     YEARS    YEARS    INCEPTION
   -----------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)     (8.44%)   (2.95%)  (10.33%)     --        (6.30%)
   Without sales charge          (2.85%)    2.98%    (9.26%)     --        (5.29%)

   B SHARES (12/31/99)
   With redemption*              (7.17%)   (2.01%)  (10.41%)     --        (6.29%)
   Without redemption            (3.30%)    1.99%   (10.08%)     --        (6.13%)

   C SHARES (12/31/99)
   With redemption**             (4.23%)    1.03%   (10.06%)     --        (6.11%)
   Without redemption            (3.26%)    2.03%   (10.06%)     --        (6.11%)

   F SHARES (12/29/89)           (2.82%)    3.02%    (9.27%)   9.58%       12.67%

   R SHARES (12/31/99)           (2.70%)    3.27%    (9.01%)     --        (5.03%)

   T SHARES (12/31/99)
   With sales charge (4.50%)     (7.35%)   (2.01%)  (10.49%)     --        (6.48%)
   Without sales charge          (2.98%)    2.63%    (9.66%)     --        (5.69%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with small-cap investing such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares
revenue growth and earnings leverage. The company experienced some missteps during the first half of 2005, including a missed regulatory filing, which caused its valuation to drop, thus creating a compelling investment opportunity for the Fund. Kyphon, Inc. continued to post very positive quarterly results. A favorable court ruling upholding the company's patents surrounding a proprietary procedure also was an important contributor to the stock's outperformance during the period.

   The pharmaceutical industry, including both generic and specialty drugs, has been an attractive pool of potential growth opportunities for the Fund for a long period of time. Valuations in this industry have been compelling relative to historical levels and the overall market. One of the Fund's holdings in this industry, ENDO PHARMACEUTICALS HOLDINGS, INC., received a favorable court ruling during the period that allowed the company to sell into a previously patent-protected market for the pain-management drug, OxyContin, which will address a nearly $2 billion market. The ruling took the company's estimated earnings for 2005 up over 50% and the stock price up over 30%.

   Energy was a clear sector leader in the Russell 2000 Growth Index. Therefore, increasing the Fund's weighting in this sector allowed the Fund to capture a greater portion of this outperformance. Combined with positive stock selection,

TOP 3 PERFORMING SECTORS IN THE FUND

Consumer Discretionary
Healthcare
Energy

[CHART]

     PORTFOLIO COMPOSITION OF NET ASSETS

     Consumer Discretionary             28.17%
     Healthcare                         20.91%
     Information Technology             19.55%
     Industrials                        10.75%
     Financials                          7.69%
     Energy                              7.26%
     Materials                           2.11%
     Cash & Equivalents                  3.56%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

the sector proved to be a very favorable contributor to performance.
The Fund's weighting in this sector was heavily skewed toward the oil services industry, as opposed to the exploration and production (E&P) industry. We generally believed during the period that oil services stocks exhibited a more favorable risk versus reward ratio than E&P stocks, mainly due to a fairly good correlation between the two industries over time, and the underperformance of oil services stocks relative to the E&P industry more recently.

   Rising oil prices throughout the period led to increased demand for oil services, increasing pricing power, and therefore, earnings leverage for these companies. PATTERSON-UTI ENERGY, INC., a top five position in the Fund as of June 30, 2005, saw increasing demand for its land-drilling rigs and related services during the period. Earnings growth for Patterson was roughly 100% in 2004. National Oilwell Varco, Inc. was also a beneficiary of the strong energy market, driven by higher oil prices and increased drilling demand. National Oilwell Varco also made a very accretive acquisition during the half, following which the market cap exceeded $8 billion, causing the Fund to gradually exit the position and redeploy assets elsewhere in the sector.

IT AND INDUSTRIALS WEIGHED ON PERFORMANCE
Both the information technology (IT) and industrials sectors underperformed the Russell 2000 Growth Index during the half, and poor stock selection in these sectors negatively impacted relative Fund performance. In the information technology sector, holdings such as Polycom, Inc., Avocent Corporation, Altiris, Inc., and AEROFLEX, INC. were large detractors from performance. Polycom, a maker of video conferencing equipment, reported poor results as the company continued to struggle with sluggish demand. Avocent, a manufacturer of computer server management systems, announced that first quarter results would fall well short of Wall Street expectations, as management executed poorly during an important new product transition. Altiris, a systems management software company, struggled with slowing demand and an inability to control operating expenses. Aeroflex, a maker of semiconductor devices and test and measurement equipment, fell as the company reported weak results in the first quarter.

[SIDENOTE]

"THE FUND ADDED ENERGY HOLDINGS DURING THE PERIOD IN AN ATTEMPT TO GARNER GREATER GROWTH POTENTIAL IN THIS SECTOR."

   In the industrials sector, Trex Company, Inc., a building products manufacturer, was hurt by poor weather and excess inventories in its distribution channel.

   Another name that detracted from Fund performance was INSPIRE PHARMACEUTICALS, INC. Inspire, a development stage drug manufacturer, missed its primary endpoint for a late-stage clinical trial, which was important to gain approval for a drug targeting the condition known as dry eye. The stock declined over 50% on the news. The Fund held its position in the stock at the end of the period as we believed a good chance still existed that the company may receive drug approval. Additionally, we believed that Inspire has a robust drug pipeline.

   The Fund's holdings in the financials sector also underperformed for the period due to weak stock selection.

BOTTOM 3 PERFORMING SECTORS IN THE FUND

Industrials
Information Technology
Financials

IN CONCLUSION
As we entered the second half of 2005, the Fund was overweight the consumer discretionary, healthcare and energy sectors, and underweight the information technology, industrials and financials sectors.

   The economic backdrop remains uncertain in our opinion. Most economic indicators remained relatively strong during the period, or at least were trending in the right direction. However, the impact that increasing interest rates and very high oil prices will have on the economy remains uncertain. We will continue to seek to take advantage of the current economic environment as well as focus on companies that may offer growth opportunities.


/s/ Bradley C. Orr                    /s/ James (J.D.) Padgett

Bradley C. Orr, CFA                   James (J.D.) Padgett, CFA
Co-Portfolio Manager                  Co-Portfolio Manager

                       This page intentionally left blank.

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING          ENDING          EXPENSES PAID
                          ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)          (6/30/05)       (1/1/05-6/30/05)
------------------------------------------------------------------------------
CLASS A ACTUAL             $ 1,000.00        $   964.41           $  7.14
CLASS A HYPOTHETICAL         1,000.00          1,017.46              7.33

CLASS B ACTUAL               1,000.00            955.07             11.90
CLASS B HYPOTHETICAL         1,000.00          1,012.54             12.25

CLASS C ACTUAL               1,000.00            955.85             11.51
CLASS C HYPOTHETICAL         1,000.00          1,012.95             11.85

CLASS F ACTUAL               1,000.00            964.81              7.04
CLASS F HYPOTHETICAL         1,000.00          1,017.57              7.23

CLASS R ACTUAL               1,000.00            967.24              5.72
CLASS R HYPOTHETICAL         1,000.00          1,018.92              5.87

CLASS T ACTUAL               1,000.00            961.54              8.65
CLASS T HYPOTHETICAL         1,000.00          1,015.91              8.89

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                              EXPENSE RATIO
--------------------------------------------------------------------------------
CLASS A                                           1.46%
CLASS B                                           2.44%
CLASS C                                           2.36%
CLASS F                                           1.44%
CLASS R                                           1.17%
CLASS T                                           1.77%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.2%

AIR FREIGHT & LOGISTICS--4.2%
    489,747    Hub Group, Inc. Class A*                             $  12,268,158
    172,440    UTI Worldwide, Inc.                                     12,005,273
                                                                    -------------
                                                                       24,273,431
                                                                    -------------
ALUMINUM--0.3%
     93,825    Century Aluminum Company*                                1,914,030
                                                                    -------------
APPLICATION SOFTWARE--2.2%
    962,736    Epicor Software Corporation*                            12,708,115
                                                                    -------------
ASSET MANAGEMENT & CUSTODY BANKS--2.1%
    173,275    Affiliated Managers Group, Inc.*                        11,839,881
                                                                    -------------
AUTOMOTIVE RETAIL--1.9%
    667,150    CSK Auto Corporation*                                   11,128,062
                                                                    -------------
BIOTECHNOLOGY--2.0%
    889,275    Alkermes, Inc.*                                         11,756,216
                                                                    -------------
CASINOS & GAMING--5.7%
    409,207    Pinnacle Entertainment, Inc.*                            8,004,089
    115,450    Scientific Games Corporation*                            3,109,069
    650,125    WMS Industries, Inc.*                                   21,941,719
                                                                    -------------
                                                                       33,054,877
                                                                    -------------
COMMUNICATIONS EQUIPMENT--5.4%
    251,090    Harris Corporation                                       7,836,519
    417,700    SafeNet, Inc.*                                          14,226,862
    547,825    Tekelec*                                                 9,203,460
                                                                    -------------
                                                                       31,266,841
                                                                    -------------
CONSUMER FINANCE--1.9%
    309,725    First Marblehead Corporation*                           10,858,959
                                                                    -------------
DIVERSIFIED METALS & MINING--1.2%
    296,600    Alpha Natural Resources, Inc.*                           7,082,808
                                                                    -------------
EDUCATION SERVICES--3.5%
    352,710    Education Management Corporation*                       11,896,908
    251,450    Universal Technical Institute, Inc.*                     8,348,140
                                                                    -------------
                                                                       20,245,048
                                                                    -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.1%
  1,048,790    Aeroflex, Inc.*                                          8,809,836
    106,732    Cogent, Inc.*                                            3,047,199
                                                                    -------------
                                                                       11,857,035
                                                                    -------------
ELECTRONIC MANUFACTURING SERVICES--1.7%
    246,980    Trimble Navigation Limited*                              9,624,811
                                                                    -------------
GENERAL MERCHANDISE STORES--1.2%
    212,570    Tuesday Morning Corporation                              6,700,206
                                                                    -------------
GOLD--0.6%
    184,200    Glamis Gold Limited*                                     3,170,082
                                                                    -------------
HEALTHCARE DISTRIBUTORS--1.9%
    263,559    Henry Schein, Inc.*                                     10,942,970
                                                                    -------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT--5.1%
    371,850    ArthroCare Corporation*                              $  12,992,439
    539,664    I-Flow Corporation*                                      8,980,009
    213,475    Kyphon, Inc.*                                            7,426,795
                                                                    -------------
                                                                       29,399,243
                                                                    -------------
HEALTHCARE SERVICES--1.2%
    469,062    Option Care, Inc.                                        6,613,774
                                                                    -------------
HEALTHCARE SUPPLIES--1.1%
    469,747    ev3, Inc.*                                               6,529,483
                                                                    -------------
HOME FURNISHINGS--2.5%
    650,068    Tempur-Pedic International, Inc.*                       14,418,508
                                                                    -------------
HOTELS, RESORTS & CRUISE LINES--2.7%
    339,240    Gaylord Entertainment Company*                          15,771,268
                                                                    -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
    105,655    Resources Connection, Inc.*                              2,454,366
                                                                    -------------
INTERNET SOFTWARE & SERVICES--2.0%
    997,327    Digitas, Inc.*                                          11,379,501
                                                                    -------------
IT CONSULTING & OTHER SERVICES--1.1%
    279,775    Kanbay International, Inc.*                              6,465,600
                                                                    -------------
LEISURE FACILITIES--1.2%
    202,550    Life Time Fitness, Inc.*                                 6,645,666
                                                                    -------------
LEISURE PRODUCTS--1.5%
    429,542    Marvel Enterprises, Inc.*                                8,470,568
                                                                    -------------
MULTI-LINE INSURANCE--1.4%
    216,625    HCC Insurance Holdings, Inc.                             8,203,589
                                                                    -------------
OIL & GAS DRILLING--3.8%
    562,700    Patterson-UTI Energy, Inc.                              15,659,941
    239,375    Pride International, Inc.*                               6,151,938
                                                                    -------------
                                                                       21,811,879
                                                                    -------------
OIL & GAS EQUIPMENT & SERVICES--1.8%
    386,625    Grant Prideco, Inc.*                                    10,226,231
                                                                    -------------
OIL & GAS EXPLORATION & PRODUCTION--1.7%
    165,050    KFx, Inc.*                                               2,358,565
    208,950    Spinnaker Exploration Company*                           7,415,636
                                                                    -------------
                                                                        9,774,201
                                                                    -------------
PHARMACEUTICALS--9.6%
    406,425    Endo Pharmaceuticals Holdings, Inc.*                    10,680,849
    771,982    Impax Laboratories, Inc.*                               12,120,117
    366,472    Inspire Pharmaceuticals, Inc.*                           3,085,694
    416,477    Medicis Pharmaceutical Corporation Class A              13,214,815
    227,241    MGI Pharma, Inc.*                                        4,944,764
    631,661    Salix Pharmaceuticals Limited*                          11,155,133
                                                                    -------------
                                                                       55,201,372
                                                                    -------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
RESTAURANTS--2.7%
    252,398    RARE Hospitality International, Inc.*                $   7,690,567
    124,694    Red Robin Gourmet Burgers, Inc.*                         7,728,534
                                                                    -------------
                                                                       15,419,101
                                                                    -------------
SEMICONDUCTOR EQUIPMENT--1.4%
    799,905    Entegris, Inc.*                                          7,919,060
                                                                    -------------
SEMICONDUCTORS--2.7%
    291,375    Fairchild Semiconductor Corporation Class A*             4,297,781
    299,200    Intersil Corporation Class A                             5,615,984
    333,315    Semtech Corporation*                                     5,549,695
                                                                    -------------
                                                                       15,463,460
                                                                    -------------
SPECIALTY STORES--4.0%
    142,050    Guitar Center, Inc.*                                     8,291,459
    496,504    Petco Animal Supplies, Inc.                             14,557,497
                                                                    -------------
                                                                       22,848,956
                                                                    -------------
SYSTEMS SOFTWARE--1.0%
    124,125    Quality Systems, Inc.                                    5,881,043
                                                                    -------------
THRIFTS & MORTGAGE FINANCE--2.3%
    327,075    BankAtlantic Bancorp, Inc.                               6,198,071
    510,075    NewAlliance Bancshares, Inc.                             7,166,554
                                                                    -------------
                                                                       13,364,625
                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS--3.0%
    624,575    Hughes Supply, Inc.                                     17,550,558
                                                                    -------------
TRUCKING--1.1%
    200,175    J.B. Hunt Transport Services, Inc.                       3,863,378
     97,525    Old Dominion Freight Line, Inc.*                         2,616,596
                                                                    -------------
                                                                        6,479,974
                                                                    -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$498,548,403)                                                  536,715,398
                                                                    -------------
COMMON STOCKS (FOREIGN)--3.2%
HOTELS, RESORTS & CRUISE LINES--1.3%
    132,200    Kerzner International Limited (BA)*                      7,528,790
                                                                    -------------
MARINE--1.9%
    255,100    Diana Shipping, Inc. (GR)                                3,734,664
    448,685    Dryships, Inc. (GR)                                      7,407,789
                                                                    -------------
                                                                       11,142,453
                                                                    -------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$20,996,055)                                                    18,671,243
                                                                    -------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.5%

HOUSEHOLD APPLIANCES--2.5%
$ 14,400,000   Stanley Works, Inc.
               3.37% 7/1/05~                                       $   14,400,000
                                                                   --------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$14,400,000)                                          14,400,000
                                                                   --------------
TOTAL INVESTMENTS--98.9%
(TOTAL COST--$533,944,458)                                            569,786,641
                                                                   --------------
OTHER ASSETS AND LIABILITIES--1.1%                                      6,130,966
                                                                   --------------
NET ASSETS--100.0%                                                 $  575,917,607
                                                                   ==============

NOTES TO STATEMENT OF INVESTMENTS
*    NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $14,400,000, OR 2.5%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
     BA - BAHAMA ISLANDS
     GR - GREECE

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                  $  533,944,458
                                                                --------------
Investment securities, at market                                   569,786,641
Cash                                                                 1,478,335
Receivables:
   Investment securities sold                                       12,120,681
   Capital shares sold                                               6,691,639
   Dividends and interest                                              139,732
Other assets                                                            60,969
                                                                --------------
Total Assets                                                       590,277,997
                                                                --------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                   8,595,954
   Capital shares redeemed                                           4,823,779
   Advisory fees                                                       412,346
   Shareholder servicing fees                                           38,652
   Accounting fees                                                      27,085
   Distribution fees                                                   140,753
   Transfer agency fees                                                 45,090
   Custodian fees                                                        2,331
   Other                                                               274,400
                                                                --------------
Total Liabilities                                                   14,360,390
                                                                --------------
Net Assets                                                      $  575,917,607
                                                                ==============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                         $  862,131,267
Accumulated net investment loss                                     (3,411,438)
Accumulated net realized loss from security transactions          (318,644,405)
Net unrealized appreciation on investments
 and foreign currency translation                                   35,842,183
                                                                --------------
Total                                                           $  575,917,607
                                                                ==============

CLASS A
Net Assets                                                      $   54,392,814
Shares Outstanding                                                   1,942,499
Net Asset Value, Redemption Price Per Share                     $        28.00
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                  $        29.71

CLASS B
Net Assets                                                      $   15,622,624
Shares Outstanding                                                     586,432
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share         $        26.64

CLASS C
Net Assets                                                      $    5,118,001
Shares Outstanding                                                     191,892
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share         $        26.67

CLASS F
Net Assets                                                      $  437,626,004
Shares Outstanding                                                  15,653,110
Net Asset Value, Offering and Redemption Price Per Share        $        27.96

CLASS R
Net Assets                                                      $   61,841,720
Shares Outstanding                                                   2,175,314
Net Asset Value, Offering and Redemption Price Per Share        $        28.43

CLASS T
Net Assets                                                      $    1,316,444
Shares Outstanding                                                      48,143
Net Asset Value, Redemption Price Per Share                     $        27.34
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                  $        28.63

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $      991,113
Interest                                                               117,689
                                                                --------------
Total Investment Income                                              1,108,802
                                                                --------------

EXPENSES
Advisory fees--Note 2                                                2,620,725
Shareholder servicing fees--Note 2                                     241,103
Accounting fees--Note 2                                                171,008
Distribution fees--Note 2                                              610,725
Transfer agency fees--Note 2                                           337,826
Registration fees                                                       32,140
Postage and mailing expenses                                            67,275
Custodian fees and expenses--Note 2                                     14,644
Printing expenses                                                       74,900
Legal and audit fees                                                   113,894
Directors' fees and expenses--Note 2                                    58,080
Other expenses                                                          76,694
                                                                --------------
   Total Expenses                                                    4,419,014
   Earnings Credits                                                    (14,644)
   Reimbursed/Waived Expenses                                           (9,574)
                                                                --------------
   Net Expenses                                                      4,394,796
                                                                --------------
Net Investment Loss                                                 (3,285,994)
                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                          71,399,727
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                   (92,393,684)
                                                                --------------
Net Realized and Unrealized Loss                                   (20,993,957)
                                                                --------------
Net Decrease in Net Assets Resulting from Operations            $  (24,279,951)
                                                                ==============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                               6/30/05            12/31/04
OPERATIONS
Net Investment Loss                                        $     (3,285,994)  $    (8,291,203)
Net Realized Gain on Security Transactions                       71,399,727        74,597,741
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                (92,393,684)        5,007,548
                                                           ----------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (24,279,951)       71,314,086
                                                           ----------------   ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                       (9,243,790)      (20,072,155)
   Class B                                                       (2,462,182)       (3,926,079)
   Class C                                                       (1,291,901)       (2,295,210)
   Class F                                                      (94,085,091)     (143,830,150)
   Class R                                                       (8,253,704)           25,138
   Class T                                                         (278,376)         (302,253)
                                                           ----------------   ---------------
Net Decrease from Capital Share Transactions                   (115,615,044)     (170,400,709)
                                                           ----------------   ---------------
Net Decrease in Net Assets                                     (139,894,995)      (99,086,623)
                                                           ----------------   ---------------

NET ASSETS
Beginning of period                                        $    715,812,602   $   814,899,225
                                                           ----------------   ---------------
End of period                                              $    575,917,607   $   715,812,602
                                                           ================   ===============

Accumulated Net Investment Loss                            $     (3,411,438)  $      (125,444)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        28.82    $   26.04   $   19.09   $   28.50   $   34.79
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.40)       (0.64)      (0.36)      (0.31)      (0.17)
Net realized and unrealized gains
 (losses) on securities                                  (0.42)        3.42        7.31       (9.10)      (6.02)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.82)        2.78        6.95       (9.41)      (6.19)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        28.00    $   28.82   $   26.04   $   19.09   $   28.50
                                                ===============================================================

TOTAL RETURN(a)                                          (2.85%)      10.68%      36.41%     (33.02%)    (17.78%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       54,393    $  65,763   $  79,630   $  67,184   $ 117,773
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              1.47%        1.38%       1.50%       1.35%       1.19%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.46%        1.37%       1.50%       1.35%       1.18%
Net investment loss                                      (1.09%)      (1.11%)     (1.25%)     (1.08%)     (0.58%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        27.55    $   25.12   $   18.60   $   28.03   $   34.49
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.81)       (1.07)      (0.81)      (0.69)      (0.45)
Net realized and unrealized gains
 (losses) on securities                                  (0.10)        3.50        7.33       (8.74)      (5.91)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.91)        2.43        6.52       (9.43)      (6.36)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        26.64    $   27.55   $   25.12   $   18.60   $   28.03
                                                ===============================================================

TOTAL RETURN(a)                                          (3.30%)       9.67%      35.05%     (33.64%)    (18.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       15,623    $  18,795   $  21,009   $  18,804   $  35,845
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              2.45%        2.30%       2.56%       2.26%       1.97%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   2.44%        2.29%       2.56%       2.26%       1.96%
Net investment loss                                      (2.07%)      (2.03%)     (2.31%)     (1.98%)     (1.35%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        27.57    $   25.14   $   18.60   $   28.05   $   34.51
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (1.32)       (1.53)      (0.94)      (0.86)      (0.48)
Net realized and unrealized gains
 (losses) on securities                                   0.42         3.96        7.48       (8.59)      (5.88)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.90)        2.43        6.54       (9.45)      (6.36)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        26.67    $   27.57   $   25.14   $   18.60   $   28.05
                                                ===============================================================

TOTAL RETURN(a)                                          (3.26%)       9.67%      35.16%     (33.69%)    (18.42%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        5,118    $   6,668   $   8,352   $   7,794   $  17,031
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              2.37%        2.28%       2.52%       2.27%       1.98%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   2.36%        2.27%       2.52%       2.26%       1.96%
Net investment loss                                      (2.00%)      (2.01%)     (2.28%)     (1.99%)     (1.36%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        28.77    $   25.98   $   19.04   $   28.45   $   34.74
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.60)       (0.69)      (0.35)      (0.36)      (0.20)
Net realized and unrealized gains
 (losses) on securities                                  (0.21)        3.48        7.29       (9.05)      (5.99)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.81)        2.79        6.94       (9.41)      (6.19)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        27.96    $   28.77   $   25.98   $   19.04   $   28.45
                                                ===============================================================

TOTAL RETURN                                             (2.82%)      10.74%      36.45%     (33.08%)    (17.81%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      437,626    $ 550,622   $ 638,880   $ 498,970   $ 847,330
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(b)              1.45%        1.35%       1.53%       1.41%       1.25%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.44%        1.34%       1.53%       1.40%       1.24%
Net investment loss                                      (1.07%)      (1.08%)     (1.29%)     (1.13%)     (0.64%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 134%          98%        130%        128%        110%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        29.22    $   26.32   $   19.23   $   28.64   $   34.87
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.21)       (0.24)      (0.17)      (0.18)      (0.08)
Net realized and unrealized gains
 (losses) on securities                                  (0.58)        3.14        7.26       (9.23)      (6.05)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.79)        2.90        7.09       (9.41)      (6.13)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        28.43    $   29.22   $   26.32   $   19.23   $   28.64
                                                ===============================================================

TOTAL RETURN                                             (2.70%)      11.02%      36.87%     (32.86%)    (17.57%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       61,842    $  72,317   $  65,240   $  42,872   $  61,163
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(a):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(b)              1.18%        1.11%       1.21%       1.10%       0.95%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.17%        1.10%       1.21%       1.10%       0.94%
Net investment loss                                      (0.81%)      (0.83%)     (0.96%)     (0.82%)     (0.38%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 134%          98%        130%        128%        110%

(a). ANNUALIZED.
(b). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(c). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                        YEAR ENDED
                                                ENDED JUNE 30,                     DECEMBER 31,
                                                     2005            2004        2003       2002        2001
                                                --------------    ---------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $        28.18    $   25.55   $   18.79   $   28.24   $   34.69
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.62)       (0.65)      (0.31)      (0.54)      (0.33)
Net realized and unrealized gains
 (losses) on securities                                  (0.22)        3.28        7.07       (8.91)      (6.02)
                                                ---------------------------------------------------------------
Total from investment operations                         (0.84)        2.63        6.76       (9.45)      (6.35)
---------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00         0.00        0.00        0.00        0.00
From net realized gains                                   0.00         0.00        0.00        0.00       (0.10)
                                                ---------------------------------------------------------------
Total distributions                                       0.00         0.00        0.00        0.00       (0.10)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $        27.34    $   28.18   $   25.55   $   18.79   $   28.24
                                                ===============================================================

TOTAL RETURN(a)                                          (2.98%)      10.29%      35.98%     (33.46%)    (18.30%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                $        1,316    $   1,648   $   1,788   $   1,291   $   2,341
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)              1.78%        1.71%       1.91%       2.06%       1.83%
Expenses with reimbursements,
 earnings credits and brokerage offsets                   1.77%        1.70%       1.90%       2.06%       1.82%
Net investment loss                                      (1.41%)      (1.44%)     (1.66%)     (1.79%)     (1.24%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 134%          98%        130%        128%        110%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(a). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Discovery Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $150,085 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $35,380 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                               TRANSFER
                                                             AGENCY FEES
         ---------------------------------------------------------------
         Class A                                             $    17,973
         Class B                                             $    24,557
         Class C                                             $     6,085
         Class R                                             $    11,506
         Class T                                             $       975

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $7,868 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $241,350 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $528,304 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                  N/A         $ 62,340

         Class B                             $ 60,555         $ 20,185

         Class C                             $ 20,059         $  6,686

         Class T                             $  1,807         $  1,807

During the six months ended June 30, 2005, DSC retained $65 and $2 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $32,602 and $613 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                              AMOUNT OF WAIVER
         ------------------------------------------------------------
         9/1/04 to 8/31/05                              $  200,000
         9/1/05 to 8/31/06                              $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $9,574, which reduced the amount paid to Mellon Bank to $5,070.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

         EXPIRATION                                             AMOUNT
         ----------------------------------------------------------------
         2009                                               $ 138,824,492
         2010                                               $ 230,439,968
         2011                                               $  14,100,468
                                                            -------------
                                                            $ 383,364,928
                                                            =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Federal Tax Cost                                   $ 539,388,769
         Gross Tax Appreciation of Investments              $  51,400,189
         Gross Tax Depreciation of Investments              $ (21,002,317)
         Net Tax Appreciation                               $  30,397,872

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                          SIX MONTHS ENDED                YEAR ENDED
                           JUNE 30, 2005               DECEMBER 31, 2004
                     SHARES         AMOUNT          SHARES         AMOUNT
CLASS A
Sold                  382,244   $   10,500,581       606,846   $   16,285,433
Redeemed             (721,857)  $  (19,744,371)   (1,383,103)  $  (36,357,588)
                     --------------------------------------------------------
Net Decrease         (339,613)  $   (9,243,790)     (776,257)  $  (20,072,155)
                     ========================================================
CLASS B
Sold                    3,570   $       92,321         7,176   $      180,419
Redeemed              (99,385)  $   (2,554,503)     (161,266)  $   (4,106,498)
                     --------------------------------------------------------
Net Decrease          (95,815)  $   (2,462,182)     (154,090)  $   (3,926,079)
                     ========================================================

                                  SIX MONTHS ENDED                    YEAR ENDED
                                   JUNE 30, 2005                  DECEMBER 31, 2004
                              SHARES           AMOUNT          SHARES          AMOUNT
CLASS C
Sold                             3,976    $      100,883          7,418    $      188,358
Redeemed                       (53,919)   $   (1,392,784)       (97,877)   $   (2,483,568)
                            -------------------------------------------------------------
Net Decrease                   (49,943)   $   (1,291,901)       (90,459)   $   (2,295,210)
                            =============================================================

CLASS F
Sold                         1,033,755    $   28,064,770      3,312,230    $   88,403,785
Redeemed                    (4,520,175)   $ (122,149,861)    (8,760,046)   $ (232,233,935)
                            -------------------------------------------------------------
Net Decrease                (3,486,420)   $  (94,085,091)    (5,447,816)   $ (143,830,150)
                            =============================================================

CLASS R
Sold                           213,594    $    5,907,686        568,863    $   15,239,651
Redeemed                      (513,322)   $  (14,161,390)      (572,087)   $  (15,214,513)
                            -------------------------------------------------------------
Net Increase (Decrease)       (299,728)   $   (8,253,704)        (3,224)   $       25,138
                            =============================================================

CLASS T
Sold                             4,017    $      106,229         15,867    $      408,647
Redeemed                       (14,335)   $     (384,605)       (27,379)   $     (710,900)
                            -------------------------------------------------------------
Net Decrease                   (10,318)   $     (278,376)       (11,512)   $     (302,253)
                            =============================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $496,258,083 and $636,707,104, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
DISCOVERY FUND                          DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0182SA0605

        Dreyfus Founders
        Equity Growth Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                              3
Fund Expenses                                                   10
Statement of Investments                                        12
Statement of Assets and Liabilities                             17
Statement of Operations                                         19
Statements of Changes in Net Assets                             20
Financial Highlights                                            21
Notes to Financial Statements                                   27

        -----------------------------------------------------------
        Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.
        -----------------------------------------------------------





INVESTMENT MANAGER                      DISTRIBUTOR
Founders Asset Management LLC           Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)          200 Park Avenue
210 University Boulevard, Suite 800     New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

OIL AND THE FEDERAL RESERVE
The investing environment during the first six months of 2005 can be simply characterized by two economic factors: rising oil prices and the Federal Reserve ratcheting up short-term interest rates in an effort to contain inflation. As a result, most indices posted modest declines during the period despite solid corporate earnings growth.

COMPANY-SPECIFIC IMPACTS
The Fund's strategy in pursuing growth opportunities by researching stocks on a company-by-company basis did not change during the period. Because of and in spite of this strategy, the Fund experienced a mixed lot of stock selection: the Fund had strong selection in numerous sectors as well as weak selection in others.

   Although the Fund's first quarter performance was solid relative to its large-cap growth fund peers, its performance in the second quarter proved disappointing. For the first half of 2005, the Dreyfus Founders Equity Growth Fund trailed the return of the Russell 1000 Growth Index, which returned -1.72%, and the Standard & Poor's 500 Index, which returned -0.81%.

[SIDENOTE]

"ALTHOUGH THE FUND'S FIRST QUARTER PERFORMANCE WAS SOLID RELATIVE TO ITS LARGE-CAP GROWTH FUND PEERS, ITS PERFORMANCE IN THE SECOND QUARTER PROVED DISAPPOINTING."

CONSUMER-RELATED STOCKS BOOSTED PERFORMANCE
Financials and consumer-related stocks had the largest positive impacts on the Fund's relative return during the period. Continued strength in consumer spending helped buoy consumer discretionary and consumer staples stocks, and the Fund overweighted the consumer discretionary sector with holdings positioned to benefit from the potential growth opportunities this trend provided. KOHL'S CORPORATION experienced a recovery in sales and earnings growth driven by new apparel products and improved corporate execution. Although a stable consumer spending backdrop helped J.C. PENNEY COMPANY'S sales, excellent execution helped lead the stock's favorable performance. Consumer staples stock GILLETTE COMPANY benefited from a buyout offer from Procter & Gamble Company and from solid fundamentals as well.

   The information technology sector, although underperforming for the period, did harbor stock-specific boons to Fund performance. Among these were APPLE COMPUTER, INC. and INTEL CORPORATION. Apple saw outstanding growth in revenue as well as earnings per share (EPS) driven primarily by the popularity of the company's iPod and Macintosh products. Strong demand for notebook computers helped drive Intel's processor unit. As a result, the company saw a rebound in revenue growth and improved gross and operating margin trends.

   Other individual strong performers during the half were found in the healthcare and industrials sectors. GENENTECH INC.'S solid sales and expanded uses for its cancer drugs, Avastin(TM) and Herceptin(R), drove stocK performance. Strong consumer travel demand and high energy prices allowed the airline industry to raise fares. In light of the tough industry operating conditions, this was welcome news that helped to lift the shares of AMR CORPORATION, the parent company of American Airlines.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Financials
   Consumer Discretionary
   Consumer Staples

INDUSTRIALS AND IT WEIGHED HEAVILY
Overweight positions and weak stock selection in the industrials and information technology (IT) sectors impeded the Fund's return for the period. Industrials holding W.W. GRAINGER, INC. exhibited sluggish sales trends and lower earnings expectations, which combined to drive the stock lower. In information technology, numerous underachieving issues weighed heavily on the Fund's performance for the period. Sluggish trends in Europe and poor execution in services drove a disappointing first quarter earnings report for INTERNATIONAL BUSINESS MACHINES CORPORATION, which was followed by a precipitous fall in stock price. MICROSOFT CORPORATION underperformed the market, although it delivered financial results that were in line with investor expectations. Poor execution, disappointing margin trends, and difficulties with certain projects overshadowed strong bookings and revenue growth for ACCENTURE LIMITED CLASS A, resulting in a materially lower stock price. An excess of semiconductor inventory led to lackluster industry growth despite

   LARGEST EQUITY HOLDINGS (ticker symbol)

      1. SPDR TRUST SERIES 1 (SPY)                   5.26%
      2. MICROSOFT CORPORATION (MSFT)                4.51%
      3. GILLETTE COMPANY (G)                        2.98%
      4. GENERAL ELECTRIC COMPANY (GE)               2.93%
      5. ROYAL CARIBBEAN CRUISES LIMITED (RCL)       2.59%
      6. JOHNSON & JOHNSON (JNJ)                     2.56%
      7. KOHL'S CORPORATION (KSS)                    2.43%
      8. CISCO SYSTEMS, INC. (CSCO)                  2.19%
      9. PFIZER, INC. (PFE)                          2.14%
     10. COLGATE-PALMOLIVE COMPANY (CL)              1.78%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Equity Growth Fund  S&P 500         Russell 1000
                 Class F Shares      Index           Growth Index
06/30/1995       $10,000.00          $10,000.00      $10,000.00
06/28/1996       $12,966.52          $12,600.05      $11,587.79
06/30/1997       $15,727.55          $16,972.14      $11,844.48
06/30/1998       $18,860.28          $22,091.36      $14,707.79
06/30/1999       $20,120.49          $27,118.52      $17,359.39
06/30/2000       $21,319.27          $29,084.32      $23,466.73
06/29/2001       $15,479.80          $24,771.03      $24,990.89
06/28/2002       $12,629.33          $20,315.14      $31,239.93
06/30/2003       $12,700.03          $20,366.21      $36,774.39
06/30/2004       $14,839.01          $24,258.20      $26,519.28
06/30/2005       $15,345.92          $25,792.11      $21,602.24

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Equity Growth Fund on 6/30/95 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. In future semiannual reports, the Fund's performance will no longer be compared to the Standard & Poor's 500 Index, as the Russell 1000 Growth Index is more reflective of the Fund's growth style of investing. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                          YEAR-TO-         1          5         10          SINCE
   CLASS (INCEPTION DATE)                   DATE+         YEAR      YEARS      YEARS      INCEPTION
   ------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)               (8.72%)       (2.81%)   (8.03%)       --        (8.07%)
   Without sales charge                    (3.09%)        3.13%    (6.94%)       --        (7.08%)

   B SHARES (12/31/99)
   With redemption*                        (7.24%)       (1.54%)   (7.66%)       --        (7.74%)
   Without redemption                      (3.38%)        2.46%    (7.32%)       --        (7.59%)

   C SHARES (12/31/99)
   With redemption**                       (4.40%)        1.51%    (7.64%)       --        (7.88%)
   Without redemption                      (3.43%)        2.51%    (7.64%)       --        (7.88%)

   F SHARES (7/5/38)                       (3.02%)        3.42%    (6.36%)     4.38%         N/A

   R SHARES (12/31/99)                     (2.85%)        3.49%    (6.60%)       --        (6.84%)

   T SHARES (12/31/99)
   With sales charge (4.50%)               (8.91%)       (3.43%)   (8.52%)       --        (8.66%)
   Without sales charge                    (4.66%)        1.12%    (7.67%)       --        (7.89%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

stable end-market demand. Combined with relatively high valuation, these factors led MAXIM INTEGRATED PRODUCTS, INC. to significantly underperform for the period. Although all of the aforementioned stocks were weak performers during the half, the Fund remained invested in these companies as it was our assessment that fundamental business trends may improve and these companies could benefit.

   Although strong performing issues were found in healthcare, a significant underweight position in this sector detracted from the Fund's performance.

   Finally, other notable poor performing stocks hampered the Fund's return, such as Avaya, Inc. and TIME WARNER, INC. Avaya experienced a large loss from a European subsidiary, along with sluggish overall sales trends in PBX (private branch exchange) telephone network equipment, which created a revenue and earnings shortfall in the first quarter of the period. Subsequently,

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Industrials
   Healthcare
   Information Technology

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Information Technology          28.54%
   Consumer Discretionary          19.33%
   Healthcare                      15.68%
   Consumer Staples                 9.34%
   Industrials                      9.11%
   Financials                       6.14%
   Energy                           1.28%
   Materials                        0.75%
   Telecommunications Services      0.54%
   Other                            5.26%
   Cash & Equivalents               4.03%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

the stock suffered and the Fund exited its position in the company. Consumer discretionary holding Time Warner experienced pressure during the period due to concerns over its second quarter earnings performance.

IN CONCLUSION
As of the end of the period, the Fund was positioned for an expanding economy, with significant exposure to information technology and consumer-related issues. Our strategy remains consistent moving into the second half of 2005; we continue to employ a bottom-up, research-driven approach in searching for the greatest growth opportunities for the portfolio.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                           BEGINNING          ENDING            EXPENSES PAID
                         ACCOUNT VALUE     ACCOUNT VALUE        DURING PERIOD*
                           (1/1/05)          (6/30/05)         (1/1/05-6/30/05)
--------------------------------------------------------------------------------
CLASS A ACTUAL            $  1,000.00       $    962.60            $  6.54
CLASS A HYPOTHETICAL         1,000.00          1,018.07               6.73

CLASS B ACTUAL               1,000.00            955.76              10.48
CLASS B HYPOTHETICAL         1,000.00          1,014.00              10.79

CLASS C ACTUAL               1,000.00            956.17               9.50
CLASS C HYPOTHETICAL         1,000.00          1,015.00               9.79

CLASS F ACTUAL               1,000.00            964.34               5.42
CLASS F HYPOTHETICAL         1,000.00          1,019.22               5.57

CLASS R ACTUAL               1,000.00            966.11               5.38
CLASS R HYPOTHETICAL         1,000.00          1,019.27               5.52

CLASS T ACTUAL               1,000.00            942.35              11.04
CLASS T HYPOTHETICAL         1,000.00          1,013.35              11.45

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                               EXPENSE RATIO
--------------------------------------------------------------------------------
CLASS A                                            1.34%
CLASS B                                            2.15%
CLASS C                                            1.95%
CLASS F                                            1.11%
CLASS R                                            1.10%
CLASS T                                            2.28%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.2%

AIRLINES--1.9%
         155,500   AMR Corporation*                                               $        1,883,100
         111,925   JetBlue Airways Corporation*                                            2,287,747
                                                                                  ------------------
                                                                                           4,170,847
                                                                                  ------------------
APPLICATION SOFTWARE--1.0%
          63,950   Autodesk, Inc.                                                          2,197,962
                                                                                  ------------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
          46,925   Northern Trust Corporation                                              2,139,311
          18,800   State Street Corporation                                                  907,100
                                                                                  ------------------
                                                                                           3,046,411
                                                                                  ------------------
BIOTECHNOLOGY--3.2%
          26,875   Amgen, Inc.*                                                            1,624,863
          24,775   Genentech, Inc.*                                                        1,988,937
          14,425   Genzyme Corporation*                                                      866,798
          28,875   Gilead Sciences, Inc.*                                                  1,270,211
          48,500   MedImmune, Inc.*                                                        1,295,920
                                                                                  ------------------
                                                                                           7,046,729
                                                                                  ------------------
BROADCASTING & CABLE TV--2.9%
          51,707   Clear Channel Communications, Inc.                                      1,599,298
          85,175   Comcast Corporation Special Class A*                                    2,550,991
          46,525   EchoStar Communications Corporation                                     1,402,729
          19,750   XM Satellite Radio Holdings, Inc. Class A*                                664,785
                                                                                  ------------------
                                                                                           6,217,803
                                                                                  ------------------
CASINOS & GAMING--0.5%
          16,225   Harrah's Entertainment, Inc.                                            1,169,336
                                                                                  ------------------
COMMUNICATIONS EQUIPMENT--3.5%
         248,838   Cisco Systems, Inc.*                                                    4,755,294
          23,725   Juniper Networks, Inc.*                                                   597,396
          61,325   Motorola, Inc.                                                          1,119,795
          31,575   QUALCOMM, Inc.                                                          1,042,291
                                                                                  ------------------
                                                                                           7,514,776
                                                                                  ------------------
COMPUTER & ELECTRONICS RETAIL--0.3%
          10,325   Best Buy Company, Inc.                                                    707,779
                                                                                  ------------------
COMPUTER HARDWARE--2.8%
          73,200   Apple Computer, Inc.*                                                   2,694,492
          46,125   International Business Machines Corporation                             3,422,475
                                                                                  ------------------
                                                                                           6,116,967
                                                                                  ------------------
COMPUTER STORAGE & PERIPHERALS--1.7%
         269,300   EMC Corporation*                                                        3,692,103
                                                                                  ------------------
CONSUMER ELECTRONICS--0.4%
          10,550   Harman International Industries, Inc.                                     858,348
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
          73,675   Automatic Data Processing, Inc.                                $        3,092,140
                                                                                  ------------------
DEPARTMENT STORES--2.8%
          13,700   J.C. Penney Company, Inc.                                                 720,346
          94,275   Kohl's Corporation*                                                     5,270,915
                                                                                  ------------------
                                                                                           5,991,261
                                                                                  ------------------
DIVERSIFIED BANKS--0.8%
          28,800   Wells Fargo & Company                                                   1,773,504
                                                                                  ------------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
          40,125   Emerson Electric Company                                                2,513,029
                                                                                  ------------------
EXCHANGE TRADED FUNDS--5.3%
          95,800   SPDR Trust Series 1                                                    11,411,696
                                                                                  ------------------
FOOD RETAIL--1.4%
         131,675   Safeway, Inc.                                                           2,974,538
                                                                                  ------------------
GENERAL MERCHANDISE STORES--3.1%
         144,925   Dollar General Corporation                                              2,950,673
          68,650   Target Corporation                                                      3,735,247
                                                                                  ------------------
                                                                                           6,685,920
                                                                                  ------------------
HEALTHCARE DISTRIBUTORS--0.9%
          46,125   Henry Schein, Inc.*                                                     1,915,110
                                                                                  ------------------
HEALTHCARE EQUIPMENT--0.3%
          14,675   Medtronic, Inc.                                                           760,018
                                                                                  ------------------
HEALTHCARE FACILITIES--1.3%
          50,975   Triad Hospitals, Inc.*                                                  2,785,274
                                                                                  ------------------
HEALTHCARE SUPPLIES--0.9%
          39,050   Charles River Laboratories International, Inc.*                         1,884,163
                                                                                  ------------------
HOME ENTERTAINMENT SOFTWARE--1.1%
          41,375   Electronic Arts, Inc.*                                                  2,342,239
                                                                                  ------------------
HOTELS, RESORTS & CRUISE LINES--1.6%
          44,400   Carnival Corporation                                                    2,422,020
          19,900   Starwood Hotels & Resorts Worldwide, Inc.                               1,165,543
                                                                                  ------------------
                                                                                           3,587,563
                                                                                  ------------------
HOUSEHOLD PRODUCTS--2.5%
          29,175   Clorox Company                                                          1,625,631
          77,525   Colgate-Palmolive Company                                               3,869,273
                                                                                  ------------------
                                                                                           5,494,904
                                                                                  ------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
          31,825   Monster Worldwide, Inc.*                                                  912,741
                                                                                  ------------------
HYPERMARKETS & SUPER CENTERS--1.0%
          46,500   Wal-Mart Stores, Inc.                                                   2,241,300
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--2.9%
         183,325   General Electric Company                                                6,352,211
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--1.3%
          10,950   ConocoPhillips                                                 $          629,516
          37,591   ExxonMobil Corporation                                                  2,160,355
                                                                                  ------------------
                                                                                           2,789,871
                                                                                  ------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
          18,825   Alltel Corporation                                                      1,172,421
                                                                                  ------------------
INTERNET SOFTWARE & SERVICES--0.6%
          41,650   Yahoo!, Inc.*                                                           1,443,173
                                                                                  ------------------
INVESTMENT BANKING & BROKERAGE--1.1%
          15,575   Goldman Sachs Group, Inc.                                               1,588,962
          16,875   Morgan Stanley                                                            885,431
                                                                                  ------------------
                                                                                           2,474,393
                                                                                  ------------------
LEISURE FACILITIES--2.6%
         116,175   Royal Caribbean Cruises Limited                                         5,618,223
                                                                                  ------------------
LIFE & HEALTH INSURANCE--0.0%
             250   Aflac, Inc.                                                                10,820
                                                                                  ------------------
MOVIES & ENTERTAINMENT--4.4%
          19,925   DreamWorks Animation SKG, Inc.*                                           522,035
         226,000   Time Warner, Inc.*                                                      3,776,460
          63,950   Viacom, Inc. Class B                                                    2,047,679
         125,225   Walt Disney Company                                                     3,153,166
                                                                                  ------------------
                                                                                           9,499,340
                                                                                  ------------------
MULTI-LINE INSURANCE--0.4%
          13,650   American International Group, Inc.                                        793,065
                                                                                  ------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
          25,224   Citigroup, Inc.                                                         1,166,106
                                                                                  ------------------
PERSONAL PRODUCTS--3.3%
          19,425   Avon Products, Inc.                                                       735,236
         127,850   Gillette Company                                                        6,473,046
                                                                                  ------------------
                                                                                           7,208,282
                                                                                  ------------------
PHARMACEUTICALS--9.1%
          66,100   Abbott Laboratories                                                     3,239,561
          14,700   Eli Lilly and Company                                                     818,937
          85,575   Johnson & Johnson                                                       5,562,375
          78,800   MGI Pharma, Inc.*                                                       1,714,688
         168,242   Pfizer, Inc.                                                            4,640,114
          82,600   Wyeth                                                                   3,675,700
                                                                                  ------------------
                                                                                          19,651,375
                                                                                  ------------------
PROPERTY & CASUALTY INSURANCE--1.1%
          39,075   Allstate Corporation                                                    2,334,731
                                                                                  ------------------
RAILROADS--1.4%
          47,350   Union Pacific Corporation                                               3,068,280
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.8%
          14,475   KLA-Tencor Corporation                                         $          632,558
          42,700   Novellus Systems, Inc.*                                                 1,055,117
                                                                                  ------------------
                                                                                           1,687,675
                                                                                  ------------------
SEMICONDUCTORS--7.4%
          76,550   Broadcom Corporation*                                                   2,718,291
         147,228   Intel Corporation                                                       3,836,762
          99,900   Linear Technology Corporation                                           3,665,331
          89,525   Maxim Integrated Products, Inc.                                         3,420,750
          26,800   Microchip Technology, Inc.                                                793,816
          54,475   Texas Instruments, Inc.                                                 1,529,113
                                                                                  ------------------
                                                                                          15,964,063
                                                                                  ------------------
SOFT DRINKS--1.1%
          56,525   Coca-Cola Company                                                       2,359,919
                                                                                  ------------------
SPECIALTY CHEMICALS--0.8%
          29,225   Sigma-Aldrich Corporation                                               1,637,769
                                                                                  ------------------
SPECIALTY STORES--0.5%
          19,275   PETsMART, Inc.                                                            584,996
          16,200   Tiffany & Company                                                         530,712
                                                                                  ------------------
                                                                                           1,115,708
                                                                                  ------------------
SYSTEMS SOFTWARE--6.2%
         393,841   Microsoft Corporation                                                   9,783,010
         120,875   Oracle Corporation*                                                     1,595,550
          99,400   Symantec Corporation*                                                   2,160,956
                                                                                  ------------------
                                                                                          13,539,516
                                                                                  ------------------
THRIFTS & MORTGAGE FINANCE--0.8%
          44,425   The PMI Group, Inc.                                                     1,731,687
                                                                                  ------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
          30,775   W.W. Grainger, Inc.                                                     1,686,162
                                                                                  ------------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$193,384,313)                                                                     202,409,251
                                                                                  ------------------

COMMON STOCKS (FOREIGN)--2.7%

APPLICATION SOFTWARE--0.5%
          27,000   SAP AG Sponsored ADR (GE)                                               1,169,100
                                                                                  ------------------
AUTO PARTS & EQUIPMENT--0.2%
          11,900   Autoliv, Inc. (SW)                                                        521,220
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--0.5%
          37,050   Tyco International Limited (BD)                                         1,081,860
                                                                                  ------------------
IT CONSULTING & OTHER SERVICES--1.0%
          95,900   Accenture Limited Class A (BD)*                                         2,174,053
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
SEMICONDUCTORS--0.5%
          33,450   ATI Technologies, Inc. (CA)*                                   $          396,383
          16,100   Marvell Technology Group Limited (BD)*                                    612,444
                                                                                  ------------------
                                                                                           1,008,827
                                                                                  ------------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$6,321,928)                                                                         5,955,060
                                                                                  ------------------

PRINCIPAL AMOUNT                                                                      AMORTIZED COST
----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--6.0%

ELECTRONIC EQUIPMENT MANUFACTURERS--1.9%
$      4,186,000   Hitachi America Capital Limited
                   3.25% 7/1/05~                                                  $        4,186,000
                                                                                  ------------------
MULTI-LINE INSURANCE--4.1%
       8,800,000   AIG Funding, Inc.
                   3.23% 7/5/05                                                            8,796,842
                                                                                  ------------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$12,982,842)                                                             12,982,842
                                                                                  ------------------
TOTAL INVESTMENTS--101.9%
(TOTAL COST--$212,689,083)                                                               221,347,153
                                                                                  ------------------
OTHER ASSETS AND LIABILITIES--(1.9%)                                                      (4,215,668)
                                                                                  ------------------
NET ASSETS--100.0%                                                                $      217,131,485
                                                                                  ==================

NOTES TO STATEMENT OF INVESTMENTS
*   NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $4,186,000, OR 1.9%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
    ADR - AMERICAN DEPOSITARY RECEIPT
    SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
    BD - BERMUDA
    CA - CANADA
    GE - GERMANY
    SW - SWEDEN

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                           $      212,689,083
                                                                         ------------------
Investment securities, at market                                                221,347,153
Cash                                                                                561,609
Receivables:
  Investment securities sold                                                      1,177,077
  Capital shares sold                                                                19,968
  Dividends and interest                                                            205,987
Other assets                                                                         41,902
                                                                         ------------------
Total Assets                                                                    223,353,696
                                                                         ------------------

LIABILITIES
Payables and other accrued liabilities:
  Investment securities purchased                                                 5,945,089
  Capital shares redeemed                                                            16,695
  Advisory fees                                                                     118,502
  Shareholder servicing fees                                                         21,519
  Accounting fees                                                                    10,939
  Distribution fees                                                                  25,388
  Transfer agency fees                                                                5,119
  Custodian fees                                                                        358
  Other                                                                              78,602
                                                                         ------------------
Total Liabilities                                                                 6,222,211
                                                                         ------------------
Net Assets                                                               $      217,131,485
                                                                         ==================

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                  $      301,379,297
Undistributed net investment income                                                 429,560
Accumulated net realized loss from security transactions                        (93,335,442)
Net unrealized appreciation on investments and foreign currency
  translation                                                                     8,658,070
                                                                         ------------------
Total                                                                    $      217,131,485
                                                                         ==================

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                               $        1,228,317
Shares Outstanding                                                                  260,772
Net Asset Value, Redemption Price Per Share                              $             4.71
Maximum offering price per share (net asset value
  plus sales charge of 5.75% of offering price)                          $             5.00

CLASS B
Net Assets                                                               $        1,710,970
Shares Outstanding                                                                  373,538
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $             4.58

CLASS C
Net Assets                                                               $        1,749,053
Shares Outstanding                                                                  388,843
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $             4.50

CLASS F
Net Assets                                                               $      212,196,866
Shares Outstanding                                                               44,089,827
Net Asset Value, Offering and Redemption Price Per Share                 $             4.81

CLASS R
Net Assets                                                               $          245,640
Shares Outstanding                                                                   51,518
Net Asset Value, Offering and Redemption Price Per Share                 $             4.77

CLASS T
Net Assets                                                               $              639
Shares Outstanding                                                                      142
Net Asset Value, Redemption Price Per Share                              $             4.50
Maximum offering price per share (net asset value
  plus sales charge of 4.50% of offering price)                          $             4.71

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                $        1,127,519
Interest                                                                            168,257
Foreign taxes withheld                                                                 (680)
                                                                         ------------------
Total Investment Income                                                           1,295,096
                                                                         ------------------

EXPENSES
Advisory fees--Note 2                                                               726,204
Shareholder servicing fees--Note 2                                                  129,453
Accounting fees--Note 2                                                              67,034
Distribution fees--Note 2                                                           100,245
Transfer agency fees--Note 2                                                         68,245
Registration fees                                                                    28,555
Postage and mailing expenses                                                         22,450
Custodian fees and expenses--Note 2                                                   6,170
Printing expenses                                                                    37,740
Legal and audit fees                                                                 40,492
Directors' fees and expenses--Note 2                                                 20,875
Other expenses                                                                       25,519
                                                                         ------------------
  Total Expenses                                                                  1,272,982
  Earnings Credits                                                                   (5,867)
  Reimbursed/Waived Expenses                                                         (3,930)
  Expense Offset to Broker Commissions                                               (3,895)
                                                                         ------------------
  Net Expenses                                                                    1,259,290
                                                                         ------------------
Net Investment Income                                                                35,806
                                                                         ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSLATION
Net Realized Gain on Security Transactions                                       11,155,865
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                               (18,108,512)
                                                                         ------------------
Net Realized and Unrealized Loss                                                 (6,952,647)
                                                                         ------------------
Net Decrease in Net Assets Resulting from Operations                     $       (6,916,841)
                                                                         ==================

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    6/30/05               12/31/04
OPERATIONS
Net Investment Income                                          $           35,806    $        1,263,861
Net Realized Gain on Security Transactions                             11,155,865            20,710,093
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                     (18,108,512)           (2,549,571)
                                                               ------------------    ------------------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                           (6,916,841)           19,424,383
                                                               ------------------    ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
  Class A                                                                       0                (3,007)
  Class F                                                                       0              (945,884)
  Class R                                                                       0                (1,108)
                                                               ------------------    ------------------
Net Decrease from Dividends and Distributions                                   0              (949,999)
                                                               ------------------    ------------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                  83,163               174,433
  Class B                                                                (330,586)              237,470
  Class C                                                               1,205,728               173,366
  Class F                                                             (14,434,999)          (18,116,372)
  Class R                                                                   6,076                29,755
  Class T                                                                 (30,229)                    0
  Class T Payment by Service Provider                                           0                   698
                                                               ------------------    ------------------
Net Decrease from Capital Share Transactions                          (13,500,847)          (17,500,650)
                                                               ------------------    ------------------
Net Increase (Decrease) in Net Assets                                 (20,417,688)              973,734
                                                               ------------------    ------------------

NET ASSETS
Beginning of period                                            $      237,549,173    $      236,575,439
                                                               ------------------    ------------------
End of period                                                  $      217,131,485    $      237,549,173
                                                               ==================    ==================

Undistributed Net Investment Income                            $          429,560    $          393,754

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003          2002          2001
                                                --------------       ---------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.86       $    4.49     $    3.44     $    4.66     $    5.73
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                             (0.00)(a)        0.02          0.03         (0.02)        (0.07)
Net realized and unrealized gains
 (losses) on securities                                  (0.15)           0.36          1.02         (1.20)        (1.00)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.15)           0.38          1.05         (1.22)        (1.07)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00           (0.01)         0.00          0.00          0.00
From net realized gains                                   0.00            0.00          0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00           (0.01)         0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.71       $    4.86     $    4.49     $    3.44     $    4.66
                                                ========================================================================

TOTAL RETURN(c)                                          (3.09%)          8.54%        30.52%       (26.18%)      (18.65%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        1,228       $   1,180     $     935     $     378     $     442
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)              1.35%           1.26%         1.49%         1.87%         2.98%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.34%           1.25%         1.48%         1.87%         2.98%
Net investment income (loss)                             (0.17%)          0.38%        (0.25%)       (0.67%)       (1.82%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 122%            115%          123%          152%          144%

(a). NET INVESTMENT LOSS FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                          YEAR ENDED
                                                ENDED JUNE 30,                       DECEMBER 31,
                                                     2005             2004          2003          2002          2001
                                                --------------     ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.74     $    4.40       $    3.40     $    4.61     $    5.65
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.05)        (0.00)(a)       (0.01)        (0.05)        (0.04)
Net realized and unrealized gains
 (losses) on securities                                  (0.11)         0.34            1.01         (1.16)        (1.00)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.16)         0.34            1.00         (1.21)        (1.04)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00          0.00            0.00          0.00          0.00
From net realized gains                                   0.00          0.00            0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00          0.00            0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.58     $    4.74       $    4.40     $    3.40     $    4.61
                                                ========================================================================

TOTAL RETURN(c)                                          (3.38%)        7.73%          29.41%       (26.25%)      (18.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        1,711     $   2,110       $   1,709     $   1,013     $   1,599
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)              2.16%         2.01%           2.30%         2.14%         2.20%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            2.15%         2.00%           2.30%         2.14%         2.19%
Net investment loss                                      (1.00%)       (0.34%)         (1.08%)       (0.95%)       (1.03%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 122%          115%            123%          152%          144%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003          2002          2001
                                                --------------       ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.66       $    4.32     $    3.34     $    4.55     $    5.66
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                             (0.02)(a)        0.04          0.04         (0.07)        (0.13)
Net realized and unrealized gains
 (losses) on securities                                  (0.14)           0.30          0.94         (1.14)        (0.98)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.16)           0.34          0.98         (1.21)        (1.11)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00            0.00          0.00          0.00          0.00
From net realized gains                                   0.00            0.00          0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00            0.00          0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.50       $    4.66     $    4.32     $    3.34     $    4.55
                                                ========================================================================

TOTAL RETURN(c)                                          (3.43%)          7.87%        29.34%       (26.59%)      (19.58%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $        1,749       $     571     $     357     $     186     $     270
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)              1.97%           1.99%         2.29%         2.77%         3.17%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.95%           1.99%         2.28%         2.76%         3.16%
Net investment loss                                      (0.77%)         (0.24%)       (1.04%)       (1.55%)       (2.01%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 122%            115%          123%          152%          144%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.97% (2005), 1.99% (2004), 2.29% (2003), 3.02%
     (2002), AND 3.56% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003           2002            2001
                                                --------------       ------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.96       $    4.57     $    3.50      $    4.69       $    5.69
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     0.00(a)         0.02          0.00(a)        0.00(a)         0.00(a)
Net realized and unrealized gains
 (losses) on securities                                  (0.15)           0.39          1.07          (1.19)          (1.00)
                                                ---------------------------------------------------------------------------
Total from investment operations                         (0.15)           0.41          1.07          (1.19)          (1.00)
---------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00           (0.02)         0.00(b)        0.00(b)         0.00
From net realized gains                                   0.00            0.00          0.00           0.00            0.00(b)
                                                ---------------------------------------------------------------------------
Total distributions                                       0.00           (0.02)         0.00           0.00            0.00
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.81       $    4.96     $    4.57      $    3.50       $    4.69
                                                ===========================================================================

TOTAL RETURN                                             (3.02%)          8.97%        30.67%        (25.33%)        (17.55%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      212,197       $ 233,410     $ 233,333      $ 191,701       $ 288,752
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)              1.12%           1.06%         1.13%          1.08%           1.14%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.11%           1.06%         1.13%          1.08%           1.14%
Net investment income                                     0.05%           0.56%         0.06%          0.11%           0.02%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                 122%            115%          123%           152%            144%

(a). NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001 AND FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 AND DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                  SIX MONTHS                            YEAR ENDED
                                                ENDED JUNE 30,                         DECEMBER 31,
                                                     2005               2004          2003          2002          2001
                                                --------------       ---------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.91       $    4.53     $    3.47     $    4.74     $    5.74
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                              0.00(a)         0.03          0.06         (0.08)        (0.01)
Net realized and unrealized gains
 (losses) on securities                                  (0.14)           0.37          1.00         (1.19)        (0.99)
                                                ------------------------------------------------------------------------
Total from investment operations                         (0.14)           0.40          1.06         (1.27)        (1.00)
------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00           (0.02)         0.00          0.00          0.00
From net realized gains                                   0.00            0.00          0.00          0.00          0.00(b)
                                                ------------------------------------------------------------------------
Total distributions                                       0.00           (0.02)         0.00          0.00          0.00
------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.77       $    4.91     $    4.53     $    3.47     $    4.74
                                                ========================================================================

TOTAL RETURN                                             (2.85%)          8.88%        30.55%       (26.79%)      (17.39%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $          246       $     247     $     211     $      57     $      51
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)              1.11%           1.00%         1.35%         2.95%         2.73%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            1.10%           1.00%         1.35%         2.95%         2.72%
Net investment income (loss)                              0.06%           0.54%        (0.12%)       (1.78%)       (1.68%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                 122%            115%          123%          152%          144%

(a). NET INVESTMENT INCOME FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.11% (2005), 1.00% (2004), 1.35% (2003), 4.68%
     (2002), AND 82.23% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS                          YEAR ENDED
                                                ENDED JUNE 30,                       DECEMBER 31,
                                                     2005             2004          2003          2002          2001
                                                --------------     ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $         4.72     $    4.38     $    3.39     $    4.60     $    5.68
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (0.03)(a)     (0.01)        (0.23)        (0.30)        (0.09)
Net realized and unrealized gains
 (losses) on securities                                  (0.19)         0.25          1.22         (0.91)        (0.99)
                                                ----------------------------------------------------------------------
Total from investment operations                         (0.22)         0.24          0.99         (1.21)        (1.08)
----------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                0.00          0.00          0.00          0.00          0.00
From net realized gains                                   0.00          0.00          0.00          0.00          0.00(b)
                                                ----------------------------------------------------------------------
Total distributions                                       0.00          0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------

Other:
Payment by Service Provider                                             0.10(c)       0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $         4.50     $    4.72     $    4.38     $    3.39     $    4.60
                                                ======================================================================

TOTAL RETURN(d)                                          (4.66%)        7.76%        29.20%       (26.30%)      (18.99%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $            1     $      32     $      30     $      33     $     127
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(e):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(f)              2.28%         1.90%         2.27%         2.47%         3.14%
Expenses with reimbursements, earnings
 credits and brokerage offsets                            2.28%         1.90%         2.26%         2.46%         3.13%
Net investment loss                                      (1.18%)       (0.29%)       (1.11%)       (1.29%)       (1.96%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rat(g)                                  122%          115%          123%          152%          144%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). A SERVICE PROVIDER REIMBURSED THE FUND'S CLASS T SHARES FOR LOSSES RESULTING FROM CERTAIN SHAREHOLDER ADJUSTMENTS WHICH OTHERWISE WOULD HAVE REDUCED TOTAL RETURN BY 2.28%.
(d). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(e). ANNUALIZED.
(f). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.28% (2005), 1.90% (2004), 2.27% (2003), 3.71%
     (2002), AND 6.32% (2001).
(g). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Equity Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 0.65% of the first $250 million of net assets, 0.60% of the next $250 million of net assets, 0.55% of the next $250 million of net assets and 0.50% of net assets in excess of $750 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $123,895 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $53,155 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                            TRANSFER
                                                          AGENCY FEES
       --------------------------------------------------------------
       Class A                                              $ 1,308
       Class B                                              $ 2,535
       Class C                                              $   535
       Class R                                              $   278
       Class T                                              $    82

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $2,830 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid

$10,352 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $88,048 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                      DISTRIBUTION      SHAREHOLDER
                                          FEES        SERVICING FEES
       --------------------------------------------------------------
       Class A                              N/A           $ 1,479
       Class B                          $ 6,808           $ 2,269
       Class C                          $ 5,368           $ 1,789
       Class T                          $    21           $    21

During the six months ended June 30, 2005, DSC retained $1,012 in sales commissions from the sales of Class A shares. DSC also retained $3,013 and $1 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

         TIME PERIOD                                  AMOUNT OF WAIVER
       ---------------------------------------------------------------
       9/1/04 to 8/31/05                                 $ 200,000
       9/1/05 to 8/31/06                                 $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $3,930, which reduced the amount paid to Mellon Bank to $2,240.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

       EXPIRATION                                           AMOUNT
       ---------------------------------------------------------------
          2009                                           $  49,538,969
          2010                                           $  50,083,634
                                                         -------------
                                                         $  99,622,603
                                                         =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

       Post-October Capital Loss Deferral                $   1,658,174
       Undistributed Ordinary Income                     $     438,872
       Federal Tax Cost                                  $ 215,587,769
       Gross Tax Appreciation of Investments             $  13,239,381
       Gross Tax Depreciation of Investments             $  (7,479,997)
       Net Tax Appreciation                              $   5,759,384

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                         6/30/2005                     12/31/2004
                                                  SHARES        AMOUNT             SHARES        AMOUNT
CLASS A
Sold                                              75,762    $     357,669          167,335    $     765,894
Dividends or Distributions Reinvested                  0    $           0              404    $       1,961
Redeemed                                         (57,865)   $    (274,506)        (133,430)   $    (593,422)
                                                 ----------------------------------------------------------
Net Increase                                      17,897    $      83,163           34,309    $     174,433
                                                 ==========================================================

CLASS B
Sold                                               8,754    $      39,524          215,457    $     939,503
Redeemed                                         (80,169)   $    (370,110)        (159,027)   $    (702,033)
                                                 ----------------------------------------------------------
Net Increase (Decrease)                          (71,415)   $    (330,586)          56,430    $     237,470
                                                 ==========================================================

                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                       6/30/2005                       12/31/2004
                                                  SHARES        AMOUNT             SHARES        AMOUNT
CLASS C
Sold                                             293,918    $   1,331,214           63,935    $     278,992
Redeemed                                         (27,625)   $    (125,486)         (24,034)   $    (105,626)
                                              -------------------------------------------------------------
Net Increase                                     266,293    $   1,205,728           39,901    $     173,366
                                              =============================================================

CLASS F
Sold                                             376,500    $   1,808,532        1,109,016    $   5,075,748
Dividends or Distributions Reinvested                  0    $           0          165,648    $     819,960
Redeemed                                      (3,365,625)   $ (16,243,531)      (5,197,897)   $ (24,012,080)
                                              -------------------------------------------------------------
Net Decrease                                  (2,989,125)   $ (14,434,999)      (3,923,233)   $ (18,116,372)
                                              =============================================================

CLASS R
Sold                                               3,418    $      16,401           36,325    $     170,596
Dividends or Distributions Reinvested                  0    $           0              223    $       1,096
Redeemed                                          (2,195)   $     (10,325)         (32,838)   $    (141,937)
                                              -------------------------------------------------------------
Net Increase                                       1,223    $       6,076            3,710    $      29,755
                                              =============================================================

CLASS T
Sold                                                   0    $           0               14    $          65
Redeemed                                          (6,632)   $     (30,229)             (14)   $         (65)
                                              -------------------------------------------------------------
Net Decrease                                      (6,632)   $     (30,229)               0    $           0
                                              =============================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $136,246,320 and $152,600,440, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
EQUITY GROWTH FUND                      DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0275SA0605

        Dreyfus Founders
        Growth Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                      3
Fund Expenses                                           10
Statement of Investments                                12
Statement of Assets and Liabilities                     17
Statement of Operations                                 19
Statements of Changes in Net Assets                     20
Financial Highlights                                    21
Notes to Financial Statements                           27

        -----------------------------------------------------------
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        online as soon as it's available.  Log into www.dreyfus.com and sign up  for Dreyfus  eCommunications.  It's simple and
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        -----------------------------------------------------------





INVESTMENT MANAGER                        DISTRIBUTOR
Founders Asset Management LLC             Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)            200 Park Avenue
210 University Boulevard, Suite 800       New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH PORTFOLIO MANAGER JOHN B. JARES, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

TWO ECONOMIC FACTORS

Two economic factors greatly weighed on the markets during the first two quarters of the year. Crude oil prices climbed above $60 per barrel during the period, hitting historical highs on numerous occasions. Additionally, the Federal Reserve increased the federal funds rate by 100 basis points during the half in an effort to contain inflationary pressures. The combined effect of these two factors was reflected in the markets, as most indices posted modest declines during the period.

STOCK SELECTION WAS KEY

For the six months ended June 30, 2005, the Fund continued its bottom-up, fundamental-based growth-stock investment strategy. We continued to meet with company management teams and closely scrutinize companies against the current economic backdrop in an attempt to assemble the greatest growth potential for the Fund. This approach led us to select some strong-performing stocks during the period. However, weak stock selection also plagued some sectors, causing the Dreyfus Founders Growth Fund's return for the six months to underperform that of its benchmark, the Russell 1000 Growth Index, which returned -1.72% for the six-month period ended June 30, 2005.

[SIDENOTE]

"WE CONTINUED TO MEET WITH COMPANY MANAGEMENT TEAMS AND CLOSELY SCRUTINIZE COMPANIES AGAINST THE CURRENT ECONOMIC BACKDROP IN AN ATTEMPT TO ASSEMBLE THE GREATEST GROWTH POTENTIAL FOR THE FUND."

   To summarize the period, the Fund's first quarter performance was strong relative to its large-cap growth fund peers, while its second quarter performance proved disappointing, due to poor-performing stocks.

CONSUMER-RELATED STOCKS BOOSTED PERFORMANCE

Financials was the strongest performing sector in the Fund for the period, owing its positive contribution primarily to strong stock selection. Fund holdings in both the consumer staples and consumer discretionary sectors likewise performed well, as companies in these sectors benefited from continued strength in consumer spending. The Fund invested in more consumer discretionary holdings during the period in an attempt to take advantage of this trend. Among the strongest performers were retailers KOHL'S CORPORATION and J.C. PENNEY COMPANY, INC. Kohl's experienced a recovery in sales and earnings growth driven by new products and improved corporate execution. J.C. Penney also saw strong sales and solid execution, which pushed the company's earnings estimates and stock price up. Consumer staples stock GILLETTE COMPANY benefited from both solid company fundamentals and an acquisition offer from the personal care manufacturing giant Procter & Gamble Company.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Financials
   Consumer Staples
   Consumer Discretionary

   Numerous strong performers were also found in the information technology sector, even though the sector overall underperformed for the Fund during the period. APPLE COMPUTER, INC. experienced outstanding growth in revenue due mainly to the popularity of the company's iPod and Macintosh products. INTEL CORPORATION's processor unit was driven by strong demand for notebook computers, which helped the company's revenue growth and helped gross and operating margin trends recover.

   GENENTECH, INC. was another notable performer during the period. The company experienced solid sales and expanded applications for two of its products, Avastin(TM) and Herceptin(R). The parent company of American Airlines, AMR CORPORATION, benefited from strong consumer travel demand and high energy prices, factors that allowed the company and overall airline industry to raise fares.

INDUSTRIALS AND IT PERFORMED POORLY

Stock selection in the industrials and information technology (IT) sectors, paired with relative overweight positions, hampered the Fund's return for the period. In industrials, W.W. GRAINGER, INC., a supplier of facilities maintenance products, saw its stock price drop on sluggish sales trends and lower earnings expectations. Numerous stocks hurt the Fund's performance in the information technology sector, including INTERNATIONAL BUSINESS MACHINES CORPORATION (IBM), MICROSOFT CORPORATION, ACCENTURE LIMITED CLASS A and MAXIM INTEGRATED PRODUCTS, INC. IBM suffered from sluggish trends in Europe and disappointing execution in services, which caused the stock price to drop. Microsoft's stock price was hit, although its financial results were in line

   LARGEST EQUITY HOLDINGS (ticker symbol)

    1.  MICROSOFT CORPORATION (MSFT)                     4.97%
    2.  SPDR TRUST SERIES 1 (SPY)                        4.00%
    3.  GILLETTE COMPANY (G)                             3.06%
    4.  GENERAL ELECTRIC COMPANY (GE)                    2.93%
    5.  JOHNSON & JOHNSON (JNJ)                          2.60%
    6.  ROYAL CARIBBEAN CRUISES LIMITED (RCL)            2.59%
    7.  KOHL'S CORPORATION (KSS)                         2.43%
    8.  CISCO SYSTEMS, INC. (CSCO)                       2.21%
    9.  PFIZER, INC. (PFE)                               2.15%
   10.  COLGATE-PALMOLIVE COMPANY (CL)                   1.81%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Growth Fund        S&P 500         Russell 1000
                 Class F  Shares    Index           Growth Index
06/30/1995       $10,000.00         $10,000.00      $10,000.00
06/28/1996       $13,416.11         $12,600.05      $11,783.02
06/30/1997       $16,427.51         $16,972.14      $11,994.63
06/30/1998       $21,011.56         $22,091.36      $15,701.59
06/30/1999       $24,407.90         $27,118.52      $18,476.92
06/30/2000       $29,367.99         $29,084.32      $24,776.06
06/29/2001       $17,902.63         $24,771.03      $26,783.91
06/28/2002       $13,541.94         $20,315.14      $36,319.24
06/30/2003       $13,716.37         $20,366.21      $44,937.51
06/30/2004       $15,809.50         $24,258.20      $24,410.39
06/30/2005       $16,221.79         $25,792.11      $19,208.95

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Growth Fund on 6/30/95 to a $10,000 investment made in unmanaged securities indexes on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Standard & Poor's (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for these indexes assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. In future semiannual reports, the Fund's performance will no longer be compared to the Standard & Poor's 500 Index, as the Russell 1000 Growth Index is more reflective of the Fund's growth style of investing. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN  as of 6/30/05

                                        YEAR-TO-          1              5             10          SINCE
   CLASS (INCEPTION DATE)                 DATE+          YEAR          YEARS          YEARS      INCEPTION
   --------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)             (8.95%)        (3.51%)       (12.34%)           --       (11.94%)
   Without sales charge                  (3.42%)         2.42%        (11.30%)           --       (10.98%)

   B SHARES (12/31/99)
   With redemption*                      (7.69%)        (2.44%)       (12.25%)           --       (11.77%)
   Without redemption                    (3.85%)         1.56%        (11.96%)           --       (11.64%)

   C SHARES (12/31/99)
   With redemption**                     (4.71%)         0.77%        (11.96%)           --       (11.64%)
   Without redemption                    (3.75%)         1.77%        (11.96%)           --       (11.64%)

   F SHARES (1/5/62)                     (3.31%)         2.61%        (11.19%)         4.96%         N/A

   R SHARES (12/31/99)                   (3.18%)         2.99%        (11.01%)           --       (10.71%)

   T SHARES (12/31/99)
   With sales charge (4.50%)             (8.08%)        (2.59%)       (12.75%)           --       (12.33%)
   Without sales charge                  (3.74%)         1.98%        (11.95%)           --       (11.59%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

with investor expectations. Poor execution, disappointing margin trends, and difficulties with certain projects overshadowed strong bookings and revenue growth for Accenture. A glut in the semiconductor inventory and lackluster industry growth, combined with a relatively high valuation, weighed on Maxim. However, although these stocks underperformed for the period, we believe that these companies may be positioned to take advantage of improving fundamental business trends; therefore, the Fund remained invested in these stocks as of June 30, 2005.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Industrials
   Healthcare
   Information Technology

   The Fund's performance in the healthcare sector was hindered during the period by a significant underweight position relative to the Fund's benchmark.

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Information Technology                  29.35%
   Consumer Discretionary                  19.59%
   Healthcare                              15.82%
   Consumer Staples                         9.75%
   Industrials                              9.21%
   Financials                               6.28%
   Energy                                   1.29%
   Materials                                0.76%
   Telecommunications Services              0.54%
   Other                                    4.00%
   Cash & Equivalents                       3.41%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   Finally, we should note the poor performance of telecommunications services holding Avaya, Inc., a holding the Fund exited by the end of the period, and consumer discretionary holding TIME WARNER, INC. Sluggish sales in the PBX (private branch exchange) telephone network market and an underperforming European subsidiary created a revenue and earnings shortfall for Avaya. Time Warner experienced pressure during the period due to concerns over its second quarter earnings performance.

IN CONCLUSION

The Fund ended the first half of 2005 with a significant exposure to information technology, consumer discretionary and consumer staples issues. As we enter into the second half of the year, our investment strategy remains unchanged. We will continue to employ a research-driven stock-by-stock assessment in composing the Fund in an attempt to find the best growth opportunities for the portfolio.


/s/ John B. Jares

John B. Jares, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING           ENDING        EXPENSES PAID
                          ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD*
                             (1/1/05)          (6/30/05)     (1/1/05-6/30/05)
-----------------------------------------------------------------------------
CLASS A ACTUAL            $   1,000.00       $    958.60         $     7.21
CLASS A HYPOTHETICAL          1,000.00          1,017.36               7.43

CLASS B ACTUAL                1,000.00            950.35              11.19
CLASS B HYPOTHETICAL          1,000.00          1,013.25              11.55

CLASS C ACTUAL                1,000.00            951.64              10.85
CLASS C HYPOTHETICAL          1,000.00          1,013.60              11.20

CLASS F ACTUAL                1,000.00            960.29               6.63
CLASS F HYPOTHETICAL          1,000.00          1,017.97               6.83

CLASS R ACTUAL                1,000.00            963.07               5.12
CLASS R HYPOTHETICAL          1,000.00          1,019.52               5.27

CLASS T ACTUAL                1,000.00            952.32              10.32
CLASS T HYPOTHETICAL          1,000.00          1,014.15              10.64

  *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                         EXPENSE RATIO
------------------------------------------------------
CLASS A                                       1.48%
CLASS B                                       2.30%
CLASS C                                       2.23%
CLASS F                                       1.36%
CLASS R                                       1.05%
CLASS T                                       2.12%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--93.9%
AIRLINES--1.9%
    271,800    AMR Corporation*                                      $  3,291,489
    195,675    JetBlue Airways Corporation*                             3,999,597
                                                                     ------------
                                                                        7,291,086
                                                                     ------------
APPLICATION SOFTWARE--1.0%
    115,625    Autodesk, Inc.                                           3,974,031
                                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
     81,850    Northern Trust Corporation                               3,731,542
     32,900    State Street Corporation                                 1,587,425
                                                                     ------------
                                                                        5,318,967
                                                                     ------------
BIOTECHNOLOGY--3.3%
     47,025    Amgen, Inc.*                                             2,843,132
     44,275    Genentech, Inc.*                                         3,554,397
     25,225    Genzyme Corporation*                                     1,515,770
     50,550    Gilead Sciences, Inc.*                                   2,223,695
     86,600    MedImmune, Inc.*                                         2,313,952
                                                                     ------------
                                                                       12,450,946
                                                                     ------------
BROADCASTING & CABLE TV--2.9%
     90,375    Clear Channel Communications, Inc.                       2,795,299
    149,458    Comcast Corporation Special Class A*                     4,476,267
     81,525    EchoStar Communications Corporation                      2,457,979
     34,500    XM Satellite Radio Holdings, Inc. Class A*               1,161,270
                                                                     ------------
                                                                       10,890,815
                                                                     ------------
CASINOS & GAMING--0.5%
     28,375    Harrah's Entertainment, Inc.                             2,044,986
                                                                     ------------
COMMUNICATIONS EQUIPMENT--3.5%
    436,980    Cisco Systems, Inc.*                                     8,350,688
     41,650    Juniper Networks, Inc.*                                  1,048,747
    107,075    Motorola, Inc.                                           1,955,190
     55,350    QUALCOMM, Inc.                                           1,827,104
                                                                     ------------
                                                                       13,181,729
                                                                     ------------
COMPUTER & ELECTRONICS RETAIL--0.3%
     18,000    Best Buy Company, Inc.                                   1,233,900
                                                                     ------------
COMPUTER HARDWARE--3.0%
    128,175    Apple Computer, Inc.*                                    4,718,122
     89,925    International Business Machines Corporation              6,672,435
                                                                     ------------
                                                                       11,390,557
                                                                     ------------
COMPUTER STORAGE & PERIPHERALS--1.7%
    472,700    EMC Corporation*                                         6,480,717
                                                                     ------------
CONSUMER ELECTRONICS--0.4%
     18,475    Harman International Industries, Inc.                    1,503,126
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
    128,850    Automatic Data Processing, Inc.                       $  5,407,835
                                                                     ------------
DEPARTMENT STORES--2.8%
     23,975    J.C. Penney Company, Inc.                                1,260,606
    164,600    Kohl's Corporation*                                      9,202,786
                                                                     ------------
                                                                       10,463,392
                                                                     ------------
DIVERSIFIED BANKS--0.8%
     51,000    Wells Fargo & Company                                    3,140,580
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
     71,050    Emerson Electric Company                                 4,449,862
                                                                     ------------
EXCHANGE TRADED FUNDS--4.0%
    127,000    SPDR Trust Series 1                                     15,128,240
                                                                     ------------
FOOD RETAIL--1.4%
    230,550    Safeway, Inc.                                            5,208,125
                                                                     ------------
GENERAL MERCHANDISE STORES--3.1%
    253,375    Dollar General Corporation                               5,158,715
    120,325    Target Corporation                                       6,546,883
                                                                     ------------
                                                                       11,705,598
                                                                     ------------
HEALTHCARE DISTRIBUTORS--0.9%
     80,900    Henry Schein, Inc.*                                      3,358,968
                                                                     ------------
HEALTHCARE EQUIPMENT--0.4%
     25,775    Medtronic, Inc.                                          1,334,887
                                                                     ------------
HEALTHCARE FACILITIES--1.3%
     89,234    Triad Hospitals, Inc.*                                   4,875,746
                                                                     ------------
HEALTHCARE SUPPLIES--0.9%
     68,675    Charles River Laboratories International, Inc.*          3,313,569
                                                                     ------------
HOME ENTERTAINMENT SOFTWARE--1.1%
     72,375    Electronic Arts, Inc.*                                   4,097,149
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--1.7%
     77,725    Carnival Corporation                                     4,239,899
     34,850    Starwood Hotels & Resorts Worldwide, Inc.                2,041,165
                                                                     ------------
                                                                        6,281,064
                                                                     ------------
HOUSEHOLD PRODUCTS--2.6%
     50,900    Clorox Company                                           2,836,148
    137,300    Colgate-Palmolive Company                                6,852,643
                                                                     ------------
                                                                        9,688,791
                                                                     ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.5%
     59,450    Monster Worldwide, Inc.*                                 1,705,026
                                                                     ------------
HYPERMARKETS & SUPER CENTERS--1.0%
     81,571    Wal-Mart Stores, Inc.                                    3,931,722
                                                                     ------------
INDUSTRIAL CONGLOMERATES--2.9%
    320,209    General Electric Company                                11,095,242
                                                                     ------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
INTEGRATED OIL & GAS--1.3%
     19,200    ConocoPhillips                                        $  1,103,808
     65,950    ExxonMobil Corporation                                   3,790,147
                                                                     ------------
                                                                        4,893,955
                                                                     ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
     32,875    Alltel Corporation                                       2,047,455
                                                                     ------------
INTERNET SOFTWARE & SERVICES--0.7%
     75,350    Yahoo!, Inc.*                                            2,610,878
                                                                     ------------
INVESTMENT BANKING & BROKERAGE--1.1%
     27,200    Goldman Sachs Group, Inc.                                2,774,944
     29,625    Morgan Stanley                                           1,554,424
                                                                     ------------
                                                                        4,329,368
                                                                     ------------
LEISURE FACILITIES--2.6%
    203,100    Royal Caribbean Cruises Limited                          9,821,916
                                                                     ------------
LIFE & HEALTH INSURANCE--0.0%
        434    Aflac, Inc.                                                 18,784
                                                                     ------------
MOVIES & ENTERTAINMENT--4.6%
     34,850    DreamWorks Animation SKG, Inc.*                            913,070
    408,375    Time Warner, Inc.*                                       6,823,946
    112,321    Viacom, Inc. Class B                                     3,596,518
    237,100    Walt Disney Company                                      5,970,178
                                                                     ------------
                                                                       17,303,712
                                                                     ------------
MULTI-LINE INSURANCE--0.4%
     24,199    American International Group, Inc.                       1,405,962
                                                                     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
     44,667    Citigroup, Inc.                                          2,064,955
                                                                     ------------
PERSONAL PRODUCTS--3.4%
     33,900    Avon Products, Inc.                                      1,283,115
    228,500    Gillette Company                                        11,568,955
                                                                     ------------
                                                                       12,852,070
                                                                     ------------
PHARMACEUTICALS--9.1%
    115,950    Abbott Laboratories                                      5,682,710
     25,800    Eli Lilly and Company                                    1,437,318
    151,550    Johnson & Johnson                                        9,850,750
    137,925    MGI Pharma, Inc.*                                        3,001,248
    295,169    Pfizer, Inc.                                             8,140,761
    144,900    Wyeth                                                    6,448,050
                                                                     ------------
                                                                       34,560,837
                                                                     ------------
PROPERTY & CASUALTY INSURANCE--1.2%
     74,525    Allstate Corporation                                     4,452,869
                                                                     ------------
RAILROADS--1.4%
     82,750    Union Pacific Corporation                                5,362,200
                                                                     ------------

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.8%
     25,725    KLA-Tencor Corporation                               $   1,124,183
     75,800    Novellus Systems, Inc.*                                  1,873,018
                                                                    -------------
                                                                        2,997,201
                                                                    -------------
SEMICONDUCTORS--7.4%
    133,800    Broadcom Corporation*                                    4,751,238
    258,309    Intel Corporation                                        6,731,533
    174,825    Linear Technology Corporation                            6,414,329
    156,750    Maxim Integrated Products, Inc.                          5,989,418
     48,000    Microchip Technology, Inc.                               1,421,760
     95,488    Texas Instruments, Inc.                                  2,680,348
                                                                    -------------
                                                                       27,988,626
                                                                    -------------
SOFT DRINKS--1.4%
    125,225    Coca-Cola Company                                        5,228,144
                                                                    -------------
SPECIALTY CHEMICALS--0.8%
     51,175    Sigma-Aldrich Corporation                                2,867,847
                                                                    -------------
SPECIALTY STORES--0.5%
     34,525    PETsMART, Inc.                                           1,047,834
     29,325    Tiffany & Company                                          960,687
                                                                    -------------
                                                                        2,008,521
                                                                    -------------
SYSTEMS SOFTWARE--6.7%
    757,926    Microsoft Corporation                                   18,826,882
    211,550    Oracle Corporation*                                      2,792,460
    173,975    Symantec Corporation*                                    3,782,217
                                                                    -------------
                                                                       25,401,559
                                                                    -------------
THRIFTS & MORTGAGE FINANCE--0.8%
     78,600    The PMI Group, Inc.                                      3,063,828
                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
     53,800    W.W. Grainger, Inc.                                      2,947,702
                                                                    -------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$343,378,849)                                                  355,175,045
                                                                    -------------
COMMON STOCKS (FOREIGN)--2.7%
APPLICATION SOFTWARE--0.5%
     47,150    SAP AG Sponsored ADR (GE)                                2,041,595
                                                                    -------------
AUTO PARTS & EQUIPMENT--0.2%
     20,925    Autoliv, Inc. (SW)                                         916,515
                                                                    -------------
INDUSTRIAL CONGLOMERATES--0.5%
     69,675    Tyco International Limited (BD)                          2,034,510
                                                                    -------------
IT CONSULTING & OTHER SERVICES--1.0%
    167,700    Accenture Limited Class A (BD)*                          3,801,759
                                                                    -------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                               MARKET VALUE
---------------------------------------------------------------------------------
SEMICONDUCTORS--0.5%
     58,425    ATI Technologies, Inc. (CA)*                          $    692,336
     28,200    Marvell Technology Group Limited (BD)*                   1,072,728
                                                                     ------------
                                                                        1,765,064
                                                                     ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$11,217,713)                                                    10,559,443
                                                                     ------------

PRINCIPAL AMOUNT                                                   AMORTIZED COST
---------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--5.8%
ELECTRONIC EQUIPMENT MANUFACTURERS--2.6%
$ 10,000,000   Hitachi America Capital Limited
               3.25% 7/1/05~                                        $  10,000,000
                                                                    -------------
MULTI-LINE INSURANCE--3.2%
  12,000,000   AIG Funding, Inc.
               3.23% 7/5/05                                            11,995,693
                                                                    -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$21,995,693)                                          21,995,693
                                                                    -------------
TOTAL INVESTMENTS--102.4%
(TOTAL COST--$376,592,255)                                            387,730,181
                                                                    -------------
OTHER ASSETS AND LIABILITIES--(2.4%)                                   (9,078,361)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 378,651,820
                                                                    =============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $10,000,000, OR 2.6%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
     ADR - AMERICAN DEPOSITARY RECEIPT
     SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
     BD - BERMUDA
     CA - CANADA
     GE - GERMANY
     SW - SWEDEN

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                    $   376,592,255
                                                                  ---------------
Investment securities, at market                                      387,730,181
Cash                                                                    1,044,678
Receivables:
   Investment securities sold                                           2,037,897
   Capital shares sold                                                     56,866
   Dividends and interest                                                 350,837
Other assets                                                               29,027
                                                                  ---------------
Total Assets                                                          391,249,486
                                                                  ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                     10,446,905
   Capital shares redeemed                                              1,507,417
   Advisory fees                                                          241,442
   Shareholder servicing fees                                              33,748
   Accounting fees                                                         19,110
   Distribution fees                                                      116,373
   Transfer agency fees                                                    33,838
   Custodian fees                                                           2,076
   Other                                                                  196,757
                                                                  ---------------
Total Liabilities                                                      12,597,666
                                                                  ---------------
Net Assets                                                        $   378,651,820
                                                                  ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                           $ 1,077,238,617
Undistributed net investment income                                       672,338
Accumulated net realized loss from security transactions             (710,397,061)
Net unrealized appreciation on investments
 and foreign currency translation                                      11,137,926
                                                                  ---------------
Total                                                             $   378,651,820
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

CLASS A
Net Assets                                                        $     5,642,144
Shares Outstanding                                                        554,650
Net Asset Value, Redemption Price Per Share                       $         10.17
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                    $         10.79

CLASS B
Net Assets                                                        $    10,332,812
Shares Outstanding                                                      1,059,261
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          9.75

CLASS C
Net Assets                                                        $     1,398,327
Shares Outstanding                                                        143,490
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share           $          9.75

CLASS F
Net Assets                                                        $   351,077,427
Shares Outstanding                                                     34,324,723
Net Asset Value, Offering and Redemption Price Per Share          $         10.23

CLASS R
Net Assets                                                        $    10,128,406
Shares Outstanding                                                        978,768
Net Asset Value, Offering and Redemption Price Per Share          $         10.35

CLASS T
Net Assets                                                        $        72,704
Shares Outstanding                                                          7,427
Net Asset Value, Redemption Price Per Share                       $          9.79
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                    $         10.25

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $     2,002,712
Interest                                                                  238,266
Foreign taxes withheld                                                     (1,220)
                                                                  ---------------
Total Investment Income                                                 2,239,758
                                                                  ---------------
EXPENSES
Advisory fees--Note 2                                                   1,501,074
Shareholder servicing fees--Note 2                                        206,644
Accounting fees--Note 2                                                   119,100
Distribution fees--Note 2                                                 507,716
Transfer agency fees--Note 2                                              164,825
Registration fees                                                          19,865
Postage and mailing expenses                                               40,585
Custodian fees and expenses--Note 2                                        10,598
Printing expenses                                                          54,635
Legal and audit fees                                                       65,942
Directors' fees and expenses--Note 2                                       35,210
Other expenses                                                             43,908
                                                                  ---------------
   Total Expenses                                                       2,770,102
   Earnings Credits                                                       (10,598)
   Reimbursed/Waived Expenses                                              (6,602)
   Expense Offset to Broker Commissions                                    (6,690)
                                                                  ---------------
   Net Expenses                                                         2,746,212
                                                                  ---------------
Net Investment Loss                                                      (506,454)
                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on Security Transactions                             22,351,413
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                      (36,469,089)
                                                                  ---------------
Net Realized and Unrealized Loss                                      (14,117,676)
                                                                  ---------------
Net Decrease in Net Assets Resulting from Operations              $   (14,624,130)
                                                                  ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                6/30/05            12/31/04
OPERATIONS
Net Investment Income (Loss)                                $       (506,454)   $    1,291,564
Net Realized Gain on Security Transactions                        22,351,413        52,095,404
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                 (36,469,089)      (21,249,162)
                                                            ----------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (14,624,130)       32,137,806
                                                            ----------------    --------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                          (503,149)         (520,803)
   Class B                                                        (1,618,477)       (2,029,596)
   Class C                                                          (414,716)          (15,393)
   Class F                                                       (41,922,905)     (108,174,647)
   Class R                                                          (118,629)          967,838
   Class T                                                           (24,292)         (130,287)
                                                            ----------------    --------------
Net Decrease from Capital Share Transactions                     (44,602,168)     (109,902,888)
                                                            ----------------    --------------
Net Decrease in Net Assets                                       (59,226,298)      (77,765,082)
                                                            ----------------    --------------

NET ASSETS
Beginning of period                                         $    437,878,118    $  515,643,200
                                                            ----------------    --------------
End of period                                               $    378,651,820    $  437,878,118
                                                            ================    ==============

Undistributed Net Investment Income                         $        672,338    $    1,178,792

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.53    $    9.79      $    7.46     $   10.53     $   14.02
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (0.04)        0.02(a)       (0.06)        (0.06)        (0.05)
Net realized and unrealized gains
 (losses) on securities                                     (0.32)        0.72           2.39         (3.01)        (3.44)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.36)        0.74           2.33         (3.07)        (3.49)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $        10.17    $   10.53      $    9.79     $    7.46     $   10.53
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.42%)       7.56%         31.23%       (29.15%)      (24.89%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $        5,642    $   6,356      $   6,452     $   5,149     $   7,795
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             1.50%        1.42%          1.66%         1.48%         1.21%
Expenses with reimbursements,
 earnings credits and brokerage offsets                      1.48%        1.41%          1.66%         1.48%         1.20%
Net investment income (loss)                                (0.35%)       0.22%         (0.59%)       (0.56%)       (0.47%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.14    $    9.50      $    7.30     $   10.38     $   13.91
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.18)       (0.06)(a)      (0.17)        (0.18)        (0.13)
Net realized and unrealized gains
 (losses) on securities                                     (0.21)        0.70           2.37         (2.90)        (3.40)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.39)        0.64           2.20         (3.08)        (3.53)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $         9.75    $   10.14      $    9.50     $    7.30     $   10.38
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.85%)       6.74%         30.14%       (29.67%)      (25.38%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $       10,333    $  12,406      $  13,664     $  11,603     $  19,829
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             2.32%        2.22%          2.48%         2.22%         1.93%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               2.30%        2.22%          2.48%         2.22%         1.92%
Net investment loss                                         (1.18%)      (0.58%)        (1.41%)       (1.30%)       (1.20%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.13    $    9.48      $    7.29     $   10.36     $   13.92
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.29)       (0.05)(a)      (0.19)        (0.26)        (0.18)
Net realized and unrealized gains
 (losses) on securities                                     (0.09)        0.70           2.38         (2.81)        (3.38)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.38)        0.65           2.19         (3.07)        (3.56)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $         9.75    $   10.13      $    9.48     $    7.29     $   10.36
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.75%)       6.86%         30.04%       (29.63%)      (25.58%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $        1,398    $   1,881      $   1,774     $   1,528     $   2,979
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             2.24%        2.16%          2.49%         2.37%         2.11%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               2.23%        2.16%          2.49%         2.37%         2.10%
Net investment loss                                         (1.10%)      (0.49%)        (1.42%)       (1.46%)       (1.38%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.58    $    9.83      $    7.48     $   10.53     $   14.03
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (0.14)        0.03(a)       (0.17)        (0.22)        (0.15)
Net realized and unrealized gains
 (losses) on securities                                     (0.21)        0.72           2.52         (2.83)        (3.35)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.35)        0.75           2.35         (3.05)        (3.50)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $        10.23    $   10.58      $    9.83     $    7.48     $   10.53
                                                   ======================================================================

TOTAL RETURN                                                (3.31%)       7.63%         31.42%       (28.96%)      (24.95%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $      351,077    $ 406,550      $ 484,742     $ 443,307     $ 865,425
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(c)             1.37%        1.33%          1.47%         1.38%         1.31%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               1.36%        1.33%          1.47%         1.37%         1.30%
Net investment income (loss)                                (0.23%)       0.30%         (0.41%)       (0.46%)       (0.58%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.69    $    9.89      $    7.50     $   10.57     $   14.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.00(a)      0.07           0.01          0.01         (0.02)
Net realized and unrealized gains
 (losses) on securities                                     (0.34)        0.73           2.38         (3.08)        (3.48)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.34)        0.80           2.39         (3.07)        (3.50)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $        10.35    $   10.69      $    9.89     $    7.50     $   10.57
                                                   ======================================================================

TOTAL RETURN                                                (3.18%)       8.09%         31.87%       (29.04%)      (24.88%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $       10,128    $  10,584      $   8,792     $   4,333     $   2,023
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(c)             1.06%        1.03%          1.13%         1.30%         1.46%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               1.05%        1.03%          1.13%         1.30%         1.46%
Net investment income (loss)                                 0.08%        0.65%         (0.04%)       (0.34%)       (0.72%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                    114%         107%           124%          139%          152%

(a). NET INVESTMENT INCOME FOR THE PERIOD ENDED JUNE 30, 2005 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                           YEAR ENDED
                                                   ENDED JUNE 30,                        DECEMBER 31,
                                                        2005           2004           2003          2002          2001
                                                   --------------    ----------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        10.17    $    9.48      $    7.27     $   10.38     $   14.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (0.95)       (0.02)(a)      (0.30)        (0.56)        (0.19)
Net realized and unrealized gains
 (losses) on securities                                      0.57         0.71           2.51         (2.55)        (3.43)
                                                   ----------------------------------------------------------------------
Total from investment operations                            (0.38)        0.69           2.21         (3.11)        (3.62)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00         0.00           0.00          0.00          0.00
From net realized gains                                      0.00         0.00           0.00          0.00          0.00
                                                   ----------------------------------------------------------------------
Total distributions                                          0.00         0.00           0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                     $         9.79    $   10.17      $    9.48     $    7.27     $   10.38
                                                   ======================================================================

TOTAL RETURN(b)                                             (3.74%)       7.28%         30.40%       (29.96%)      (25.86%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                   $           73    $     100      $     220     $     208     $     621
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)             2.13%        1.79%          2.22%         2.78%         2.56%
Expenses with reimbursements, earnings
 credits and brokerage offsets                               2.12%        1.79%          2.22%         2.78%         2.55%
Net investment loss                                         (0.99%)      (0.17%)        (1.15%)       (1.89%)       (1.83%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                    114%         107%           124%          139%          152%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $183,470 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $71,220 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                              TRANSFER
                                                             AGENCY FEES
     -------------------------------------------------------------------
     Class A                                                  $    7,612
     Class B                                                  $   18,385
     Class C                                                  $    2,069
     Class R                                                  $    3,929
     Class T                                                  $      310

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $5,062 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $61,300 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $460,257 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
     -------------------------------------------------------------------
     Class A                                        N/A        $    7,275
     Class B                                  $  41,383        $   13,794
     Class C                                  $   5,957        $    1,986
     Class T                                  $     119        $      119

During the six months ended June 30, 2005, DSC retained $618 and $5 in sales commissions from the sales of Class A and Class T shares, respectively. DSC also retained $21,147 and $27 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                  AMOUNT OF WAIVER
     ----------------------------------------------------------------
     9/1/04 to 8/31/05                                  $   200,000
     9/1/05 to 8/31/06                                  $   200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $6,602, which reduced the amount paid to Mellon Bank to $3,996.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

         EXPIRATION                                              AMOUNT
         ------------------------------------------------------------------
            2008                                             $      501,000
            2009                                             $  516,034,883
            2010                                             $  209,975,954
                                                             --------------
                                                             $  726,511,837
                                                             ==============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Undistributed Ordinary Income                          $   1,301,047
     Federal Tax Cost                                       $ 379,502,798
     Gross Tax Appreciation of Investments                  $  21,050,315
     Gross Tax Depreciation of Investments                  $ (12,822,932)
     Net Tax Appreciation                                   $   8,227,383

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 750 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                SIX MONTHS ENDED                         YEAR ENDED
                                     6/30/05                              12/31/04
                               SHARES          AMOUNT              SHARES            AMOUNT
CLASS A

Sold                            24,188    $       247,460            105,906    $     1,056,250
Redeemed                       (72,980)   $      (750,609)          (161,536)   $    (1,577,053)
                               ----------------------------------------------------------------
Net Decrease                   (48,792)   $      (503,149)           (55,630)   $      (520,803)
                               ================================================================

CLASS B

Sold                             9,844    $        96,070             30,813    $       293,687
Redeemed                      (173,769)   $    (1,714,547)          (246,029)   $    (2,323,283)
                              -----------------------------------------------------------------
Net Decrease                  (163,925)   $    (1,618,477)          (215,216)   $    (2,029,596)
                              =================================================================

                                SIX MONTHS ENDED                         YEAR ENDED
                                     6/30/05                              12/31/04
                           SHARES             AMOUNT              SHARES            AMOUNT
CLASS C

Sold                             1,854    $        18,355             38,619    $       368,762
Redeemed                       (44,029)   $      (433,071)           (40,060)   $      (384,155)
                            -------------------------------------------------------------------
Net Decrease                   (42,175)   $      (414,716)            (1,441)   $       (15,393)
                            ===================================================================

CLASS F

Sold                         1,142,277    $    11,735,887          2,973,891    $    29,284,630
Redeemed                    (5,227,854)   $   (53,658,792)       (13,900,368)   $  (137,459,277)
                            -------------------------------------------------------------------
Net Decrease                (4,085,577)   $   (41,922,905)       (10,926,477)   $  (108,174,647)
                            ===================================================================

CLASS R

Sold                            96,800    $     1,005,237            381,438    $     3,739,499
Redeemed                      (107,960)   $    (1,123,866)          (280,086)   $    (2,771,661)
                            -------------------------------------------------------------------
Net Increase (Decrease)        (11,160)   $      (118,629)           101,352    $       967,838
                            ===================================================================

CLASS T

Sold                                98    $           963                136    $         1,307
Redeemed                        (2,548)   $       (25,255)           (13,405)   $      (131,594)
                            -------------------------------------------------------------------
Net Decrease                    (2,450)   $       (24,292)           (13,269)   $      (130,287)
                            ===================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $231,921,016 and $287,598,641, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
GROWTH FUND                             DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0213SA0605

        Dreyfus Founders
        International Equity Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                        3
Fund Expenses                                             10
Statement of Investments                                  12
Statement of Assets and Liabilities                       17
Statement of Operations                                   19
Statements of Changes in Net Assets                       20
Financial Highlights                                      21
Notes to Financial Statements                             27

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INVESTMENT MANAGER                       DISTRIBUTOR
Founders Asset Management LLC            Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)           200 Park Avenue
210 University Boulevard, Suite 800      New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF DANIEL B. LEVAN]
[PHOTO OF JEFFREY R. SULLIVAN]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, MIDDLE; AND JEFFREY R. SULLIVAN, CFA, RIGHT, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

A DRAIN FROM OIL
Several underlying themes greatly affected the global market environment during the period. The overwhelming driving force, however, was the ever-increasing price of oil, which topped $60 per barrel in June. Secondary issues were the rising unemployment rate in the Euro area and the slowing housing market in the United Kingdom. On the positive side, the economic scenario in the United States and subdued worldwide inflation helped support the markets slightly.

   Energy stocks were by far the best performers overall during the period, driven by strong worldwide demand for oil, which drove oil prices higher. Naturally, countries with strong oil exposure did very well during the first half of the year; Norway, Canada and Australia, all of which are important producers of oil, were among the best performers for the period. Japan, which imports all of its oil, suffered due to the increasing cost.

   For the six months ended June 30, 2005, Dreyfus Founders International Equity Fund underperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World ex U.S. Index, which returned -0.71% for the same period. The Fund posted a competitive return(1) versus its benchmark, the MSCI World ex U.S. Growth Index, which returned -1.12%.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The MSCI World ex U.S. Growth Index measures global developed market equity performance of growth securities outside of the United States. The total return figures cited for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

A CONSISTENT STRATEGY

Our investment strategy did not change during the period: we continued to search on a stock-by-stock basis for the best growth opportunities as opposed to a top-down country allocation strategy.

STRONG SELECTION AND BENEFICIAL WEIGHTINGS FUELED FUND

Strong performances in France, Spain and Finland, through both advantageous relative weightings and strong selection of stocks, buoyed the Fund's relative return during the period. In France, stock selection in automobile manufacturer RENAULT SA and pharmaceutical company SANOFI-AVENTIS were beneficial to relative performance. During the Fund's holding period, Finnish utilities stock FORTUM OYJ gained nearly 20%, helping the Fund's position in Finland outperform. Construction company ACS, ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA also performed strongly during the period, aiding the Fund's relative outperformance in Spain.

INDUSTRIALS AND TELECOM AIDED PERFORMANCE

The Fund experienced positive stock selection in 6 of 10 economic sectors. Outperformance versus the benchmark came primarily from the telecommunications services and industrials sectors. The Fund's telecommunications services holdings benefited from strong performances in Canada's TELUS CORPORATION and Hong Kong's CHINA MOBILE (HONG KONG) LIMITED. TELUS outperformed due to strong wireless sales reported in early May, while China Mobile continued to show solid subscriber growth during the first half of 2005. In the industrials sector, Danish shipper AP MOLLER-MAERSK AS experienced positive stock performance due to rising shipping rates, strong oil prices and its accretive purchase of container shipping company, P&O Nedlloyd.

   A significant underweight position in the financials sector, a weak performing sector within the Fund's benchmark, also aided the Fund's relative return for the period.

[SIDE NOTE]

"WE CONTINUED TO SEARCH ON A STOCK-BY-STOCK BASIS FOR THE BEST GROWTH OPPORTUNITIES."

   Several other stocks had strong contributions to the overall performance of the Fund. Australian-based OIL SEARCH LIMITED benefited from $60 per barrel oil prices and better-than-expected drilling results in its Yemeni oil field. BHP BILLITON LIMITED had a strong first half as iron ore, coal and oil prices increased and the company made an accretive acquisition of WMC Resources Limited, an Australian copper and uranium producer. HUSKY ENERGY, INC., a Canadian integrated oil and natural gas firm, advanced with the rest of the energy industry on surging oil prices and widening refining margins. Additionally, news that the company's White Rose offshore project in Newfoundland would be completed on time and on budget boosted its share price further. KEPPEL CORPORATION LIMITED, a Singapore engineering firm, continued to win new orders to build oil rigs, which drove the company's stock price performance.

   TOP 3 PERFORMING SECTORS IN THE FUND
   Industrials
   Telecommunications Services
   Financials

WEAK U.K. STOCKS AND UNDEREXPOSURE HURT RETURN

The largest drag on performance during the period came from the United Kingdom, primarily due to poor stock selection. Fund holdings VODAFONE GROUP PLC and SABMILLER PLC were the main detractors from this country. Vodafone's stock price decreased during the period due to increased competition,

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

     1.   VODAFONE GROUP PLC (United Kingdom; VOD)          3.67%
     2.   BP PLC (United Kingdom; BP)                       2.19%
     3.   ING GROEP NV (Netherlands; ING.C)                 1.93%
     4.   NOKIA OYJ (Finland; NOK)                          1.85%
     5.   NOVARTIS AG (Switzerland; NOV.N)                  1.80%
     6.   SANOFI-AVENTIS (France; SAN)                      1.78%
     7.   TOTAL SA (France; FP)                             1.78%
     8.   ASTRAZENECA GROUP PLC (United Kingdom; AZN)       1.76%
     9.   TESCO PLC (United Kingdom; TSCO)                  1.74%
    10.   CANON, INC. (Japan; 7751)                         1.73%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 International Equity Fund    MSCI World
                 Class F Shares               ex U.S. Index
12/31/1995       $10,000.00                   $10,000.00
06/28/1996       $11,460.00                   $10,469.67
06/30/1997       $13,810.00                   $11,886.22
06/30/1998       $16,855.71                   $12,634.44
06/30/1999       $17,329.51                   $13,565.39
06/30/2000       $24,785.89                   $16,114.74
06/29/2001       $16,816.34                   $12,273.65
06/28/2002       $12,751.17                   $11,116.94
06/30/2003       $11,263.08                   $10,496.55
06/30/2004       $15,221.48                   $13,850.38
06/30/2005       $17,506.38                   $15,866.09

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders International Equity Fund on its inception date of 12/29/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to fee waivers and expense limitations. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN  as of 6/30/05

                                               YEAR-TO-         1            5          10          SINCE
   CLASS (INCEPTION DATE)                        DATE +        YEAR         YEARS       YEARS      INCEPTION
   ---------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)                     (6.81%)       8.37%       (7.86%)       --          (7.68%)
   Without sales charge                          (1.09%)      14.99%       (6.76%)       --          (6.69%)

   B SHARES (12/31/99)
   With redemption*                              (5.49%)      10.04%       (7.80%)       --          (7.54%)
   Without redemption                            (1.55%)      14.04%       (7.47%)       --          (7.39%)

   C SHARES (12/31/99)
   With redemption**                             (2.53%)      13.07%       (7.49%)       --          (7.43%)
   Without redemption                            (1.55%)      14.07%       (7.49%)       --          (7.43%)

   F SHARES (12/29/95)                           (1.09%)      15.01%       (6.72%)       --           6.07%

   R SHARES (12/31/99)                           (1.00%)      15.62%       (6.48%)       --          (6.41%)

   T SHARES (12/31/99)
   With sales charge (4.50%)                     (5.73%)       9.47%       (7.85%)       --          (7.71%)
   Without sales charge                          (1.27%)      14.61%       (7.00%)       --          (6.93%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, expense limitations, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

lower prices and shrinking margins. Vodafone K.K., the company's Japanese subsidiary, reported another weak quarter as well. SABMiller's stock price was hurt by poor U.S. beer sales and continued merger and acquisition speculation.

   Additionally, holdings in the Netherlands, Belgium and Canada also hurt the Fund's relative performance.

   Fund holdings in the consumer staples sector produced a drain on performance. Belgian-based food retailer Delhaize Group reduced its full-year top- and bottom-line expectations at its quarterly earnings update. Competition with Wal-Mart Stores, Inc. and cost overruns were the main culprits for the revised guidance, which prompted the Fund to exit this position. SABMiller, as mentioned above, also negatively affected the Fund's performance in this sector.

   Within the benchmark, energy and utilities were the two best performing sectors during the period. Exploration and production and oil services stocks did particularly well in the rising oil price environment. Utilities also generated strong returns; electricity companies were able to pass along price increases to

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Consumer Staples
   Energy
   Information Technology

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

     United Kingdom            21.21%
     Japan                     18.95%
     France                    10.77%
     Germany                    7.37%
     Switzerland                6.74%
     Canada                     5.52%
     Italy                      3.83%
     Australia                  3.64%
     Other Countries           19.14%
     Cash & Equivalents         2.83%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

customers as energy costs rose sharply during the period. However, the Fund's underweight positions in both these sectors generated a negative impact on the Fund's relative performance.

IT AND SELECT STOCKS HAMPERED PERFORMANCE

The information technology (IT) sector also hampered the Fund's return for the period, mainly owing to a relative overweight position. One of the poor individual IT performers in the Fund was Trend Micro, Inc., a Japanese developer of anti-virus software for home and business use. Trend Micro's stock fell on Microsoft's announcement that it will be packaging a competitor's anti-virus software with its operating system. The Fund exited its position in Trend Micro on this decline.

   Another poor individual performer during the period was German-based THYSSENKRUPP AG. The company reduced steel volumes due to marketplace overcapacity as China continues to build more stainless facilities, which threatens the overall global supply/demand balance in this segment of the steel market. Casio Computer Company Limited's stock price also declined after Casio Micronics, a 75% owned subsidiary of Casio Computer, lowered its 2005 operating profit estimate based on volume revisions. This was enough to affect Casio Computer's 2005 operating profit estimate, causing the stock to slip. Publishing and Broadcasting Limited was liquidated during the period as the company reported weak earnings following the loss of market share in its television station business.

IN CONCLUSION

As always, our investing focus is on seeking stocks with improving business momentum and attractive valuations in each country and sector regardless of the market's direction.


/s/ Remi J. Browne         /s/ Daniel B. LeVan        /s/ Jeffrey R. Sullivan

Remi J. Browne, CFA        Daniel B. LeVan, CFA       Jeffrey R. Sullivan, CFA
Co-Portfolio Manager       Co-Portfolio Manager       Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING           ENDING           EXPENSES PAID
                          ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)           (6/30/05)       (1/1/05-6/30/05)
  -----------------------------------------------------------------------------
  CLASS A ACTUAL           $ 1,000.00         $    982.18         $     6.90
  CLASS A HYPOTHETICAL       1,000.00            1,017.77               7.03

  CLASS B ACTUAL             1,000.00              973.94              10.58
  CLASS B HYPOTHETICAL       1,000.00            1,014.00              10.79

  CLASS C ACTUAL             1,000.00              973.94              10.58
  CLASS C HYPOTHETICAL       1,000.00            1,014.00              10.79

  CLASS F ACTUAL             1,000.00              982.18               6.90
  CLASS F HYPOTHETICAL       1,000.00            1,017.77               7.03

  CLASS R ACTUAL             1,000.00              984.34               5.67
  CLASS R HYPOTHETICAL       1,000.00            1,019.02               5.77

  CLASS T ACTUAL             1,000.00              979.20               8.13
  CLASS T HYPOTHETICAL       1,000.00            1,016.51               8.28

  *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

   These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                                EXPENSE RATIO
  ------------------------------------------------------------------------------
  CLASS A                                           1.40%
  CLASS B                                           2.15%
  CLASS C                                           2.15%
  CLASS F                                           1.40%
  CLASS R                                           1.15%
  CLASS T                                           1.65%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--97.2%
AEROSPACE & DEFENSE--0.7%
         47,400   BAE Systems PLC (UK)                                                               $       243,750
APPAREL, ACCESSORIES & LUXURY GOODS--2.4%
         24,000   Burberry Group PLC (UK)                                                                    173,732
         14,500   Compagnie Financiere Richemont AG (SZ)                                                     487,671
          8,800   Gildan Activewear, Inc. (CA)*                                                              230,702
                                                                                                     ---------------
                                                                                                             892,105
                                                                                                     ---------------
APPLICATION SOFTWARE--1.5%
         53,600   Sage Group PLC (UK)                                                                        214,890
          1,900   SAP AG (GE)                                                                                331,804
                                                                                                     ---------------
                                                                                                             546,694
                                                                                                     ---------------
AUTOMOBILE MANUFACTURERS--3.8%
         11,000   Honda Motor Company Limited (JA)                                                           542,512
         99,000   Mazda Motor Corporation (JA)                                                               372,221
          5,400   Renault SA (FR)                                                                            476,413
                                                                                                     ---------------
                                                                                                           1,391,146
                                                                                                     ---------------
BREWERS--3.5%
         25,200   Asahi Breweries Limited (JA)                                                               300,373
          7,200   InBev NV (BE)                                                                              243,718
          9,900   Orkla ASA (NW)                                                                             365,135
         22,500   SABMiller PLC (UK)                                                                         351,348
                                                                                                     ---------------
                                                                                                           1,260,574
                                                                                                     ---------------
BROADCASTING & CABLE TV--2.4%
          7,800   Gestevision Telecinco SA (SP)                                                              182,752
         42,300   Mediaset SPA (IT)                                                                          498,611
             84   TV Asahi Corporation (JA)                                                                  180,254
                                                                                                     ---------------
                                                                                                             861,617
                                                                                                     ---------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

     AU Australia
     BD Bermuda
     BE Belgium
     CA Canada
     CN China
     DE Denmark
     FI Finland
     FR France
     GE Germany
     GR Greece
     HK Hong Kong
     ID Indonesia
     IN India
     IT Italy
     JA Japan
     KR South Korea
     MA Malaysia
     NE Netherlands
     NW Norway
     PH Philippines
     SG Singapore
     SP Spain
     SW Sweden
     SZ Switzerland
     TH Thailand
     TU Turkey
     TW Taiwan
     UK United Kingdom

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.0%
         15,000   GN Store Nord AS (DE)                                                              $       169,923
         40,200   Nokia Oyj (FI)                                                                             673,811
          2,400   Research In Motion Limited (CA)*                                                           176,631
        139,100   Telefonaktiebolaget LM Ericsson (SW)                                                       446,935
                                                                                                     ---------------
                                                                                                           1,467,300
                                                                                                     ---------------
COMPUTER & ELECTRONICS RETAIL--0.8%
          4,900   Yamada Denki (JA)                                                                          281,868
                                                                                                     ---------------
COMPUTER HARDWARE--0.5%
         31,000   NEC Corporation (JA)                                                                       167,704
                                                                                                     ---------------
COMPUTER STORAGE & PERIPHERALS--0.5%
          6,200   Logitech International SA (SZ)*                                                            199,329
                                                                                                     ---------------
CONSTRUCTION & ENGINEERING--0.8%
         11,100   ACS, Actividades de Construccion y Servicios SA (SP)                                       310,848
                                                                                                     ---------------
CONSTRUCTION MATERIALS--0.6%
         20,000   Rinker Group Limited (AU)                                                                  213,138
                                                                                                     ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.7%
         15,000   Volvo AB Class B (SW)                                                                      610,607
                                                                                                     ---------------
CONSUMER FINANCE--0.6%
          3,200   Sanyo Shinpan Finance Company Limited (JA)                                                 219,854
                                                                                                     ---------------
DISTILLERS & VINTNERS--0.5%
         24,800   Davide Campari - Milano SPA (IT)                                                           181,881
                                                                                                     ---------------
DIVERSIFIED BANKS--6.1%
          7,344   Alpha Bank AE (GR)                                                                         195,887
         87,100   Banca Intesa SPA (IT)                                                                      398,976
         38,119   Barclays PLC (UK)                                                                          379,414
          5,907   BNP Paribas SA (FR)                                                                        405,333
         16,300   HBOS PLC (UK)                                                                              251,320
          5,734   Royal Bank of Scotland Group PLC (UK)                                                      173,222
          4,100   Societe Generale (FR)                                                                      417,542
                                                                                                     ---------------
                                                                                                           2,221,694
                                                                                                     ---------------
DIVERSIFIED CAPITAL MARKETS--2.0%
         13,600   Credit Suisse Group (SZ)                                                                   536,465
          2,470   UBS AG (SZ)                                                                                192,743
                                                                                                     ---------------
                                                                                                             729,208
                                                                                                     ---------------
DIVERSIFIED CHEMICALS--1.2%
          6,600   BASF AG (GE)                                                                               439,308
                                                                                                     ---------------
DIVERSIFIED METALS & MINING--3.2%
         44,200   BHP Billiton Limited (AU)                                                                  610,665
         29,500   Xstrata PLC (UK)                                                                           569,280
                                                                                                     ---------------
                                                                                                           1,179,945
                                                                                                     ---------------
ELECTRIC UTILITIES--1.8%
          5,100   E.ON AG (GE)                                                                               454,760
         11,600   Fortum Oyj (FI)                                                                            186,010
                                                                                                     ---------------
                                                                                                             640,770
                                                                                                     ---------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED) (CONTINUED)

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
         38,000   Sumitomo Electric Industries Limited (JA)                                          $       389,216
                                                                                                     ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
          3,900   Hoya Corporation (JA)                                                                      450,095
          3,800   Kyocera Corporation (JA)                                                                   290,542
                                                                                                     ---------------
                                                                                                             740,637
                                                                                                     ---------------
FOOD RETAIL--1.7%
        111,000   Tesco PLC (UK)                                                                             633,959
                                                                                                     ---------------
FOREST PRODUCTS--0.6%
         16,600   Canfor Corporation (CA)*                                                                   199,167
                                                                                                     ---------------
HOUSEHOLD PRODUCTS--0.9%
         10,700   Reckitt Benckiser PLC (UK)                                                                 315,383
                                                                                                     ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
          4,400   Randstad Holding NV (NE)                                                                   152,080
                                                                                                     ---------------
INDUSTRIAL CONGLOMERATES--0.6%
         27,000   Keppel Corporation Limited (SG)                                                            200,190
                                                                                                     ---------------
INTEGRATED OIL & GAS--6.7%
         76,719   BP PLC (UK)                                                                                798,669
          7,300   Husky Energy, Inc. (CA)                                                                    290,344
         17,900   Repsol YPF SA (SP)                                                                         458,386
          3,700   Royal Dutch Petroleum Company (NE)                                                         241,801
          2,758   Total SA (FR)                                                                              648,529
                                                                                                     ---------------
                                                                                                           2,437,729
                                                                                                     ---------------
INTEGRATED TELECOMMUNICATION SERVICES--3.2%
         45,200   BT Group PLC (UK)                                                                          186,275
         11,200   Deutsche Telekom AG (GE)                                                                   207,382
          6,500   France Telecom (FR)                                                                        190,052
         16,300   Telus Corporation (CA)                                                                     572,868
                                                                                                     ---------------
                                                                                                           1,156,577
                                                                                                     ---------------
LEISURE PRODUCTS--0.5%
          8,900   Sankyo Company Limited (JA)                                                                170,922
                                                                                                     ---------------
LIFE & HEALTH INSURANCE--1.2%
         70,500   Friends Provident PLC (UK)                                                                 229,905
         87,900   Old Mutual PLC (UK)                                                                        192,148
                                                                                                     ---------------
                                                                                                             422,053
                                                                                                     ---------------
MARINE--1.8%
             50   AP Moller-Maersk AS (DE)                                                                   477,490
         29,000   Kawasaki Kisen Kaisha Limited (JA)                                                         172,049
                                                                                                     ---------------
                                                                                                             649,539
                                                                                                     ---------------
MOVIES & ENTERTAINMENT--1.4%
         16,800   Vivendi Universal SA (FR)                                                                  529,841
                                                                                                     ---------------
MULTI-LINE INSURANCE--1.5%
         16,200   Aviva PLC (UK)                                                                             180,548
          3,900   Baloise Holding Limited (SZ)                                                               194,772
          1,100   Zurich Financial Services AG (SZ)                                                          189,528
                                                                                                     ---------------
                                                                                                             564,848
                                                                                                     ---------------

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.9%
         11,700   Suez SA (FR)                                                                       $       317,598
                                                                                                     ---------------
OFFICE ELECTRONICS--1.7%
         12,000   Canon, Inc. (JA)                                                                           631,864
                                                                                                     ---------------
OIL & GAS EXPLORATION & PRODUCTION--2.3%
         12,200   Eni SPA (IT)                                                                               314,634
          2,200   Norsk Hydro ASA (NW)                                                                       202,011
        134,500   Oil Search Limited (AU)                                                                    314,315
                                                                                                     ---------------
                                                                                                             830,960
                                                                                                     ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
         24,900   ING Groep NV (NE)                                                                          704,239
          6,600   Sun Life Financial, Inc. (CA)                                                              222,316
                                                                                                     ---------------
                                                                                                             926,555
                                                                                                     ---------------
PHARMACEUTICALS--11.6%
         15,500   AstraZeneca Group PLC (UK)                                                                 641,829
         11,400   Eisai Company Limited (JA)                                                                 383,392
          4,700   Merck KGaA (GE)                                                                            378,821
         13,759   Novartis AG (SZ)                                                                           655,472
          5,800   Novo Nordisk AS Class B (DE)                                                               295,313
          7,000   Ono Pharmaceuticals Company Limited (JA)                                                   331,981
          7,900   Sanofi-Aventis (FR)                                                                        649,171
         28,700   Shire Pharmaceuticals Group PLC (UK)                                                       314,718
         11,400   Takeda Pharmaceuticals Company Limited (JA)                                                565,323
                                                                                                     ---------------
                                                                                                           4,216,020
                                                                                                     ---------------
PRECIOUS METALS & MINERALS--0.8%
         16,900   ThyssenKrupp AG (GE)                                                                       294,313
                                                                                                     ---------------
RAILROADS--0.9%
          5,500   Canadian National Railway Company (CA)                                                     317,287
                                                                                                     ---------------
SOFT DRINKS--1.0%
         12,900   Coca-Cola Hellenic Bottling Company SA (GR)                                                350,328
                                                                                                     ---------------
STEEL--1.5%
         29,800   Bluescope Steel Limited (AU)                                                               186,690
         14,900   JFE Holdings, Inc. (JA)                                                                    368,100
                                                                                                     ---------------
                                                                                                             554,790
                                                                                                     ---------------
TIRES & RUBBER--2.1%
          8,000   Continental AG (GE)                                                                        577,030
         19,000   Sumitomo Rubber Industries Limited (JA)                                                    193,923
                                                                                                     ---------------
                                                                                                             770,953
                                                                                                     ---------------
TOBACCO--0.9%
         17,800   British American Tobacco PLC (UK)                                                          343,179
                                                                                                     ---------------
TRADING COMPANIES & DISTRIBUTORS--2.4%
         46,000   Mitsubishi Corporation (JA)                                                                625,444
         28,000   Mitsui & Company Limited (JA)                                                              265,080
                                                                                                     ---------------
                                                                                                             890,524
                                                                                                     ---------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                                  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.4%
          7,000   Bouygues SA (FR)                                                                   $       290,234
        138,900   China Mobile (Hong Kong) Limited (HK)                                                      517,457
         79,900   O2 PLC (UK)*                                                                               195,061
        549,175   Vodafone Group PLC (UK)                                                                  1,338,251
                                                                                                     ---------------
                                                                                                           2,341,003
                                                                                                     ---------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$27,976,169)                                                                                       35,406,855
                                                                                                     ---------------

PRINCIPAL AMOUNT                                                                                      AMORTIZED COST
--------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--2.2%
HOUSEHOLD APPLIANCES--2.2%
$       800,000   Stanley Works, Inc.
                  3.37% 7/1/05~                                                                      $       800,000
                                                                                                     ---------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$800,000)                                                                                   800,000
                                                                                                     ---------------
TOTAL INVESTMENTS--99.4%
(TOTAL COST--$28,776,169)                                                                                 36,206,855
                                                                                                     ---------------
OTHER ASSETS AND LIABILITIES--0.6%                                                                           225,313
                                                                                                     ---------------
NET ASSETS--100.0%                                                                                   $    36,432,168
                                                                                                     ===============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.

~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $800,000, OR 2.2%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                                                       $    28,776,169
                                                                                                     ---------------
Investment securities, at market                                                                          36,206,855
Cash                                                                                                         105,917
Foreign currency (cost $213,201)                                                                             213,157
Receivables:
   Investment securities sold                                                                                380,835
   Capital shares sold                                                                                        14,464
   Dividends and interest                                                                                     57,667
   From adviser                                                                                               15,324
Other assets                                                                                                  37,963
                                                                                                     ---------------
Total Assets                                                                                              37,032,182
                                                                                                     ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                                                           499,473
   Capital shares redeemed                                                                                    22,160
   Advisory fees                                                                                              22,455
   Shareholder servicing fees                                                                                  6,824
   Accounting fees                                                                                             2,994
   Distribution fees                                                                                           4,093
   Transfer agency fees                                                                                       15,649
   Custodian fees                                                                                              7,628
   Other                                                                                                      18,738
                                                                                                     ---------------
Total Liabilities                                                                                            600,014
                                                                                                     ---------------
Net Assets                                                                                           $    36,432,168
                                                                                                     ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                                              $    58,322,300
Undistributed net investment income                                                                          368,277
Accumulated net realized loss from security transactions                                                 (29,686,850)
Net unrealized appreciation on investments
 and foreign currency translation                                                                          7,428,441
                                                                                                     ---------------
Total                                                                                                $    36,432,168
                                                                                                     ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED) (CONTINUED)

CLASS A
Net Assets                                                                                           $    23,684,188
Shares Outstanding                                                                                         2,012,893
Net Asset Value, Redemption Price Per Share                                                          $         11.77
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                                                       $         12.49

CLASS B
Net Assets                                                                                           $     1,783,048
Shares Outstanding                                                                                           155,715
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                                              $         11.45

CLASS C
Net Assets                                                                                           $       456,597
Shares Outstanding                                                                                            39,935
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                                              $         11.43

CLASS F
Net Assets                                                                                           $    10,322,590
Shares Outstanding                                                                                           875,897
Net Asset Value, Offering and Redemption Price Per Share                                             $         11.79

CLASS R
Net Assets                                                                                           $        59,541
Shares Outstanding                                                                                             5,007
Net Asset Value, Offering and Redemption Price Per Share                                             $         11.89

CLASS T
Net Assets                                                                                           $       126,204
Shares Outstanding                                                                                            10,795
Net Asset Value, Redemption Price Per Share                                                          $         11.69
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                                                       $         12.24

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                                            $       715,726
Interest                                                                                                       6,777
Foreign taxes withheld                                                                                       (87,308)
                                                                                                     ---------------
Total Investment Income                                                                                      635,195
                                                                                                     ---------------
EXPENSES
Advisory fees--Note 2                                                                                        186,483
Shareholder servicing fees--Note 2                                                                            46,827
Accounting fees--Note 2                                                                                       18,648
Distribution fees--Note 2                                                                                     22,443
Transfer agency fees--Note 2                                                                                  40,773
Registration fees                                                                                             25,375
Postage and mailing expenses                                                                                   1,480
Custodian fees and expenses--Note 2                                                                           31,591
Printing expenses                                                                                             16,130
Legal and audit fees                                                                                           6,139
Directors' fees and expenses--Note 2                                                                           3,786
Other expenses                                                                                                23,471
                                                                                                     ---------------
   Total Expenses                                                                                            423,146
   Earnings Credits                                                                                           (1,366)
   Reimbursed/Waived Expenses                                                                               (141,981)
   Expense Offset to Broker Commissions                                                                       (9,592)
                                                                                                     ---------------
   Net Expenses                                                                                              270,207
                                                                                                     ---------------
Net Investment Income                                                                                        364,988
                                                                                                     ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                                                                   1,553,149
   Foreign Currency Transactions                                                                             (10,555)
                                                                                                     ---------------
Net Realized Gain                                                                                          1,542,594
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                                                          (2,358,558)
                                                                                                     ---------------
Net Realized and Unrealized Loss                                                                            (815,964)
                                                                                                     ---------------
Net Decrease in Net Assets Resulting from Operations                                                 $      (450,976)
                                                                                                     ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                    6/30/05             12/31/04
OPERATIONS
Net Investment Income                                                           $        364,988    $        277,266
Net Realized Gain on Security and Foreign
 Currency Transactions                                                                 1,542,594           8,483,384
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                                      (2,358,558)           (886,438)
                                                                                ----------------    ----------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                                                        (450,976)          7,874,212
                                                                                ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income
   Class A                                                                                     0            (185,495)
   Class F                                                                                     0             (72,290)
   Class R                                                                                     0             (11,405)
   Class T                                                                                     0                (511)
                                                                                ----------------    ----------------
Net Decrease from Dividends and Distributions                                                  0            (269,701)
                                                                                ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
Net Decrease--Note 4
   Class A                                                                            (1,106,866)         (2,078,483)
   Class B                                                                              (461,066)           (527,506)
   Class C                                                                               (12,975)            (94,599)
   Class F                                                                              (443,050)           (980,705)
   Class R                                                                                (6,115)         (3,373,718)
   Class T                                                                               (46,851)            (31,098)
                                                                                ----------------    ----------------
Net Decrease from Capital Share Transactions                                          (2,076,923)         (7,086,109)
                                                                                ----------------    ----------------
Net Increase (Decrease) in Net Assets                                                 (2,527,899)            518,402
                                                                                ----------------    ----------------

NET ASSETS
Beginning of period                                                             $     38,960,067    $     38,441,665
                                                                                ----------------    ----------------
End of period                                                                   $     36,432,168    $     38,960,067
                                                                                ================    ================

Undistributed Net Investment Income                                             $        368,277    $          3,289

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                          SIX MONTHS                           YEAR ENDED
                                                        ENDED JUNE 30,                        DECEMBER 31,
                                                             2005           2004           2003           2002           2001
                                                        --------------   -------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                    $        11.90   $     9.77     $     7.19     $    10.03     $    14.42
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                      0.12         0.08           0.06           0.01           0.00(a)
Net realized and unrealized gains
 (losses) on securities                                          (0.25)        2.14           2.59          (2.84)         (4.39)
                                                        ------------------------------------------------------------------------
Total from investment operations                                 (0.13)        2.22           2.65          (2.83)         (4.39)
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                        0.00        (0.09)         (0.07)         (0.01)          0.00
From net realized gains                                           0.00         0.00           0.00           0.00           0.00
                                                        ------------------------------------------------------------------------
Total distributions                                               0.00        (0.09)         (0.07)         (0.01)          0.00
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                          $        11.77   $    11.90     $     9.77     $     7.19     $    10.03
                                                        ========================================================================

TOTAL RETURN(b)                                                  (1.09%)      22.69%         36.84%        (28.19%)       (30.44%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                        $       23,684   $   25,076     $   22,432     $   18,217     $   29,151
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                      1.46%        1.42%          1.41%          1.40%          1.46%
Expenses with reimbursements,
 earnings credits and brokerage offsets                           1.40%        1.40%          1.40%          1.40%          1.44%
Net investment income (loss)                                      2.01%        0.74%          0.80%          0.13%         (0.74%)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                          80%          85%           144%           220%           213%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.18% (2005), 2.05% (2004), 2.48% (2003), 2.18%
     (2002), 1.78% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS                               YEAR ENDED
                                                 ENDED JUNE 30,                            DECEMBER 31,
                                                      2005              2004                2003           2002           2001
                                                 --------------      ------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period             $        11.63      $     9.55          $     7.03     $     9.87     $    14.29
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                               0.07(a)         0.00(a),(b)        (0.08)         (0.11)         (0.12)
Net realized and unrealized gains
 (losses) on securities                                   (0.25)           2.08                2.61          (2.73)         (4.30)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          (0.18)           2.08                2.53          (2.84)         (4.42)
---------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                 0.00            0.00               (0.01)          0.00           0.00
From net realized gains                                    0.00            0.00                0.00           0.00           0.00
                                                 --------------------------------------------------------------------------------
Total distributions                                        0.00            0.00               (0.01)          0.00           0.00
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $        11.45      $    11.63          $     9.55     $     7.03     $     9.87
                                                 ================================================================================

TOTAL RETURN(c)                                           (1.55%)         21.78%              35.95%        (28.77%)       (30.93%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                 $        1,783      $    2,281          $    2,372     $    2,201     $    3,786
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)               2.21%           2.16%               2.16%          2.16%          2.28%
Expenses with reimbursements,
 earnings credits and brokerage offsets                    2.15%           2.15%               2.15%          2.15%          2.26%
Net investment income (loss)                               1.22%           0.00%               0.07%         (0.61%)        (1.03%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                   80%             85%                144%           220%           213%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 3.05% (2005), 2.85% (2004), 3.32% (2003), 2.91%
     (2002), AND 2.67% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                     SIX MONTHS                                YEAR ENDED
                                                   ENDED JUNE 30,                             DECEMBER 31,
                                                        2005             2004                2003           2002           2001
                                                   -------------      ------------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        11.61     $     9.53          $     7.02     $     9.86     $    14.27
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.05           0.00(a),(b)        (0.26)         (0.29)         (0.16)
Net realized and unrealized gains
 (losses) on securities                                     (0.23)          2.08                2.77          (2.55)         (4.25)
                                                   -------------------------------------------------------------------------------
Total from investment operations                            (0.18)          2.08                2.51          (2.84)         (4.41)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00           0.00                0.00           0.00           0.00
From net realized gains                                      0.00           0.00                0.00           0.00           0.00
                                                   -------------------------------------------------------------------------------
Total distributions                                          0.00           0.00                0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $        11.43     $    11.61          $     9.53     $     7.02     $     9.86
                                                   ===============================================================================

TOTAL RETURN(c)                                             (1.55%)        21.83%              35.76%        (28.80%)       (30.90%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                   $          457     $      476          $      482     $      532     $    1,429
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)                 2.21%          2.16%               2.16%          2.16%          2.29%
Expenses with reimbursements,
 earnings credits and brokerage offsets                      2.15%          2.15%               2.15%          2.15%          2.26%
Net investment income (loss)                                 1.26%          0.03%               0.08%         (0.63%)        (0.99%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                     80%            85%                144%           220%           213%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2004 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.98% (2005), 2.87% (2004), 3.25% (2003), 3.11%
     (2002), AND 2.85% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SIX MONTHS                                 YEAR ENDED
                                                   ENDED JUNE 30,                              DECEMBER 31,
                                                        2005             2004                2003           2002           2001
                                                   --------------     ------------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period               $        11.92     $     9.78          $     7.18     $    10.03     $    14.40
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 0.10           0.08(a)            (0.01)         (0.05)         (0.07)
Net realized and unrealized gains
 (losses) on securities                                     (0.23)          2.14                2.68          (2.79)         (4.30)
                                                   -------------------------------------------------------------------------------
Total from investment operations                            (0.13)          2.22                2.67          (2.84)         (4.37)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                   0.00          (0.08)              (0.07)         (0.01)          0.00
From net realized gains                                      0.00           0.00                0.00           0.00           0.00
                                                   -------------------------------------------------------------------------------
Total distributions                                          0.00          (0.08)              (0.07)         (0.01)          0.00
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $        11.79     $    11.92          $     9.78     $     7.18     $    10.03
                                                   ===============================================================================

TOTAL RETURN                                                (1.09%)        22.70%              37.17%        (28.30%)       (30.35%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                   $       10,323     $   10,885          $    9,837     $    9,321     $   16,640
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)                 1.45%          1.41%               1.40%          1.40%          1.55%
Expenses with reimbursements,
 earnings credits and brokerage offsets                      1.40%          1.40%               1.40%          1.40%          1.52%
Net investment income (loss)                                 2.00%          0.76%               0.80%          0.12%         (0.26%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                     80%            85%                144%           220%           213%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.28% (2005), 2.10% (2004), 2.52% (2003), 2.13%
     (2002), AND 1.99% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                             YEAR ENDED
                                                     ENDED JUNE 30,                          DECEMBER 31,
                                                          2005             2004           2003           2002           2001
                                                     --------------     -------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $        12.01     $     9.82     $     7.22     $    10.08     $    14.45
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   0.13(b)        0.13(b)        0.09           0.02           0.00(a)
Net realized and unrealized gains
 (losses) on securities                                       (0.25)          2.17           2.60          (2.85)         (4.37)
                                                     --------------------------------------------------------------------------
Total from investment operations                              (0.12)          2.30           2.69          (2.83)         (4.37)
-------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                                     0.00          (0.11)         (0.09)         (0.03)          0.00
From net realized gains                                        0.00           0.00           0.00           0.00           0.00
                                                     --------------------------------------------------------------------------
Total distributions                                            0.00          (0.11)         (0.09)         (0.03)          0.00
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                       $        11.89     $    12.01     $     9.82     $     7.22     $    10.08
                                                     ==========================================================================

TOTAL RETURN                                                  (1.00%)        23.45%         37.27%        (28.10%)       (30.24%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $           60     $       66     $    3,146     $    2,470     $    6,102
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                   1.21%          1.15%          1.15%          1.16%          1.28%
Expenses with reimbursements,
 earnings credits and brokerage offsets                        1.15%          1.15%          1.15%          1.15%          1.26%
Net investment income (loss)                                   2.24%          1.21%          1.03%          0.27%         (0.04%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       80%            85%           144%           220%           213%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 4.10% (2005), 1.65% (2004), 1.95% (2003), 1.71%
     (2002), AND 1.57% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                          SIX MONTHS                           YEAR ENDED
                                                        ENDED JUNE 30,                        DECEMBER 31,
                                                             2005             2004           2003           2002           2001
                                                        --------------     -------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                    $        11.84     $     9.70     $     7.14     $     9.97     $    14.37
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                      0.09(b)        0.06(b)        0.00(a)       (0.10)         (0.09)
Net realized and unrealized gains
 (losses) on securities                                          (0.24)          2.11           2.61          (2.73)         (4.31)
                                                        --------------------------------------------------------------------------
Total from investment operations                                 (0.15)          2.17           2.61          (2.83)         (4.40)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                        0.00          (0.03)         (0.05)          0.00           0.00
From net realized gains                                           0.00           0.00           0.00           0.00           0.00
                                                        --------------------------------------------------------------------------
Total distributions                                               0.00          (0.03)         (0.05)          0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                          $        11.69     $    11.84     $     9.70     $     7.14     $     9.97
                                                        ==========================================================================

TOTAL RETURN(c)                                                  (1.27%)        22.42%         36.58%        (28.39%)       (30.62%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s)                        $          126     $      175     $      172     $      158     $      343
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(d):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(e)                      1.71%          1.66%          1.65%          1.65%          1.80%
Expenses with reimbursements,
 earnings credits and brokerage offsets                           1.65%          1.65%          1.65%          1.65%          1.77%
Net investment income (loss)                                      1.67%          0.57%          0.67%         (0.12%)        (0.53%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                          80%            85%           144%           220%           213%

(a). NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(c). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(d). ANNUALIZED.
(e). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.82% (2005), 2.44% (2004), 2.88% (2003), 4.00%
     (2002), AND 2.86% (2001).
(f). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders International Equity Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2005 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

Founders has agreed to waive a portion of its management fee and to limit the total expenses of the Fund. Founders agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets and to limit the annual expenses of the Fund (net of credits received from the Fund's custodian and expense offsets to broker commissions) to 1.40% for Class A and Class F shares, 2.15% for Class B and Class C shares, 1.15% for Class R shares and 1.65% for Class T shares. These reductions are made pursuant to a permanent written contractual commitment. For the six months ended June 30, 2005, $131,025 was reimbursed to the Fund by Founders pursuant to this provision.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $13,410 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $4,685 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                               TRANSFER
                                                             AGENCY FEES
         ---------------------------------------------------------------
         Class A                                             $    28,984
         Class B                                             $     3,613
         Class C                                             $       684
         Class R                                             $       706
         Class T                                             $       441

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended

June 30, 2005, the Fund was charged $475 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $1,660 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $13,105 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION      SHAREHOLDER
                                               FEES        SERVICING FEES
         ----------------------------------------------------------------
         Class A                                    N/A      $     30,189
         Class B                           $      7,371      $      2,457
         Class C                           $      1,794      $        598
         Class T                           $        173      $        173

During the six months ended June 30, 2005, DSC retained $7,771 and $1 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

            TIME PERIOD                                  AMOUNT OF WAIVER
         ----------------------------------------------------------------
         9/1/04 to 8/31/05                                  $     200,000
         9/1/05 to 8/31/06                                  $     200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $10,956, which reduced the amount paid to Mellon Bank to $20,635.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

         EXPIRATION                                             AMOUNT
         ----------------------------------------------------------------
            2008                                            $   5,074,404
            2009                                            $  12,777,527
            2010                                            $   5,986,171
            2011                                            $   7,339,094
                                                            -------------
                                                            $  31,177,196
                                                            =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

         Undistributed Ordinary Income                      $       9,042
         Federal Tax Cost                                   $  28,831,630
         Gross Tax Appreciation of Investments              $   7,587,950
         Gross Tax Depreciation of Investments              $    (212,725)
         Net Tax Appreciation                               $   7,375,225

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                                     SIX MONTHS ENDED                         YEAR ENDED
                                                         6/30/05                               12/31/04
                                                SHARES             AMOUNT             SHARES             AMOUNT
CLASS A

Sold                                                26,806    $       316,411            111,208    $     1,148,486
Dividends or Distributions Reinvested                    0    $             0             14,688    $       174,191
Redeemed                                          (120,555)   $    (1,423,277)          (315,412)   $    (3,401,160)
                                           ------------------------------------------------------------------------
Net Decrease                                       (93,749)   $    (1,106,866)          (189,516)   $    (2,078,483)
                                           ========================================================================

                                                    SIX MONTHS ENDED                         YEAR ENDED
                                                        06/30/05                              12/31/04
                                                SHARES             AMOUNT             SHARES             AMOUNT
CLASS B

Sold                                                11,577    $       135,112             11,870    $       124,485
Redeemed                                           (52,023)   $      (596,178)           (64,211)   $      (651,991)
                                           ------------------------------------------------------------------------
Net Decrease                                       (40,446)   $      (461,066)           (52,341)   $      (527,506)
                                           ========================================================================
CLASS C

Sold                                                 6,480    $        72,825              6,433    $        64,792
Redeemed                                            (7,577)   $       (85,800)           (15,944)   $      (159,391)
                                           ------------------------------------------------------------------------
Net Decrease                                        (1,097)   $       (12,975)            (9,511)   $       (94,599)
                                           ========================================================================
CLASS F

Sold                                                65,567    $       769,530            470,504    $     4,815,790
Dividends or Distributions Reinvested                    0    $             0              5,843    $        69,420
Redeemed                                          (102,707)   $    (1,212,580)          (569,384)   $    (5,865,915)
                                           ------------------------------------------------------------------------
Net Decrease                                       (37,140)   $      (443,050)           (93,037)   $      (980,705)
                                           ========================================================================
CLASS R

Sold                                                     0    $             0             40,338    $       419,337
Dividends or Distributions Reinvested                    0    $             0                957    $        11,405
Redeemed                                              (518)   $        (6,115)          (355,989)   $    (3,804,460)
                                           ------------------------------------------------------------------------
Net Decrease                                          (518)   $        (6,115)          (314,694)   $    (3,373,718)
                                           ========================================================================
CLASS T

Sold                                                   104    $         1,176              1,431    $        14,400
Dividends or Distributions Reinvested                    0    $             0                 42    $           492
Redeemed                                            (4,086)   $       (48,027)            (4,460)   $       (45,990)
                                           ------------------------------------------------------------------------
Net Decrease                                        (3,982)   $       (46,851)            (2,987)   $       (31,098)
                                           ========================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $9,848,073 and $13,500,345, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
INTERNATIONAL EQUITY FUND               DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0360SA0605

        Dreyfus Founders
        Mid-Cap Growth Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 12
Statement of Investments                                                      14
Statement of Assets and Liabilities                                           18
Statement of Operations                                                       20
Statements of Changes in Net Assets                                           21
Financial Highlights                                                          22
Notes to Financial Statements                                                 28

        -----------------------------------------------------------
        Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.
        -----------------------------------------------------------





INVESTMENT MANAGER                               DISTRIBUTOR
Founders Asset Management LLC                    Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)                   200 Park Avenue
210 University Boulevard, Suite 800              New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-10 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF JOHN B. JARES]
[PHOTO OF DANIEL E. CROWE]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS JOHN B. JARES, CFA, LEFT, AND DANIEL E. CROWE, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

THE VIEW TURNED OPTIMISTIC

The investing environment during the first half of 2005 could be defined by two distinct periods. During the first period, the market struggled with higher energy prices, the Federal Reserve's continued tightening of its monetary policy, a slowing economy and signs of increasing inflation. However, during the latter part of the half, investors became more optimistic based on stable economic growth in the face of continued high oil prices, relatively benign inflation, strong growth in housing prices and the belief that the Federal Reserve was nearing the end of its tightening cycle. To summarize the half, investors went from viewing the glass as half empty to half full.

   In spite of this, the majority of growth indexes were down for the first half of 2005. However, the Fund's benchmark, the Russell Midcap Growth Index, was up slightly for the period. For the six-month period ended June 30, 2005, Dreyfus Founders Mid-Cap Growth Fund underperformed its benchmark, which returned 1.70% for the period.

SHIFTS IN COMPOSITION

The number of holdings in the Fund remained relatively consistent throughout the first six months of 2005, with approximately 50-60 names comprising the portfolio at any given point in time. The Fund's cash position rose slightly during the latter part of the period due to both the sale of existing positions that had reached target prices and an increasingly cautious outlook.

   While stock selection provided both positive and negative impacts to the Fund's relative return, shifts in sector weightings during the period had a slightly negative impact. Overweight positions in the consumer discretionary and information technology sectors were rebalanced during the half. The consumer discretionary weighting was pulled back due to our concern regarding consumer spending and the effect that potentially slower home price appreciation, higher energy costs and moderate employment growth may have on this sector. The Fund's weighting in the information technology sector also declined during the period. Some information technology positions were sold because of fundamental concerns, as well as select investments reaching valuations at which the potential return was no longer justified by the amount of risk. The proceeds from these liquidations were reinvested in companies in other sectors and industries where potentially greater growth opportunities were identified. This re-weighting hampered the Fund's return, particularly as the information technology sector saw gains through the end of the second quarter.

   Conversely, the Fund's weighting in the healthcare sector was increased as we found companies with strong growth prospects trading at reasonable valuations that we believed would likely continue to exhibit strong growth in a slowing economy.

   Throughout the period, we maintained an underweight position in the industrials sector due to high valuations and concerns regarding the current economic conditions.

STOCK SELECTION IN IT AND MATERIALS AIDED RETURN

Our bottom-up stock selection process aided the Fund's performance for the period; the largest contribution to the Fund's return came from strong stock selection in the information technology (IT) and materials sectors. An overweight position in the telecommunications services sector also buoyed the Fund's performance.

[SIDENOTE]

"WHILE STOCK SELECTION PROVIDED BOTH POSITIVE AND NEGATIVE IMPACTS TO THE FUND'S RELATIVE RETURN, SHIFTS IN SECTOR WEIGHTINGS DURING THE PERIOD HAD A SLIGHTLY NEGATIVE IMPACT."

   In the information technology sector, BLACKBOARD, INC. a provider of educational software, continued to see strong demand for its academic suite of products as well as upgrades throughout its product line. COGENT, INC., a provider of automated fingerprint identification systems and other biometrics solutions, was an additional strong performer for the Fund during the period.

   Materials holding LAFARGE NORTH AMERICA, INC., a diversified provider of construction materials, saw continued strength in cement prices due to a strong economy and limited supply.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Information Technology
   Materials
   Telecommunications Services

   Other strong performers outside the information technology and materials sectors boosted the Fund's performance during the period, in spite of weak stock selection overall in each of these stocks' respective sectors. For example, a distributor of medical and dental products, HENRY SCHEIN, INC. showed strong growth within its U.S. dental business and saw its valuation improve as investors became comfortable that the flu vaccine supply issues the company previously encountered did not have a material impact on the long-term value of the company. AMERICAN TOWER CORPORATION benefited as investors realized the attractive fundamentals within the cellular tower industry. The industry

   LARGEST EQUITY HOLDINGS (ticker symbol)

     1. AMERICAN TOWER CORPORATION (AMT)                                  3.92%
     2. HARMAN INTERNATIONAL INDUSTRIES, INC. (HAR)                       3.72%
     3. LAFARGE NORTH AMERICA, INC. (LAF)                                 3.47%
     4. MGI PHARMA, INC. (MOGN)                                           2.92%
     5. FIRST MARBLEHEAD CORPORATION (FMD)                                2.89%
     6. BED BATH & BEYOND, INC. (BBBY)                                    2.80%
     7. SIEBEL SYSTEMS, INC. (SEBL)                                       2.79%
     8. COGENT, INC. (COGT)                                               2.78%
     9. BALL CORPORATION (BLL)                                            2.75%
    10. WATERS CORPORATION (WAT)                                          2.63%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Mid-Cap Growth Fund     Russell Midcap
                 Class F Shares          Growth Index
06/30/1995       $10,000.00              $10,000.00
06/28/1996       $11,608.37              $11,191.27
06/30/1997       $13,282.14              $12,753.06
06/30/1998       $15,944.23              $12,295.97
06/30/1999       $15,256.94              $16,101.40
06/30/2000       $21,069.50              $19,193.07
06/29/2001       $13,497.90              $25,383.38
06/28/2002       $10,475.47              $30,235.08
06/30/2003       $10,338.08              $34,685.91
06/30/2004       $13,051.40              $40,758.28
06/30/2005       $14,390.89              $40,512.12

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Mid-Cap Growth Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                                           YEAR-TO          1            5              10           SINCE
   CLASS (INCEPTION DATE)                                   DATE +         YEAR         YEARS          YEARS       INCEPTION
   -------------------------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)                              (6.59%)          3.79%        (8.84%)           --         (6.84%)
   Without sales charge                                   (0.96%)         10.19%        (7.75%)           --         (5.83%)

   B SHARES (12/31/99)
   With redemption*                                       (5.44%)          5.12%        (8.55%)           --         (6.55%)
   Without redemption                                     (1.50%)          9.12%        (8.31%)           --         (6.44%)

   C SHARES (12/31/99)
   With redemption**                                      (2.50%)          8.55%        (8.56%)           --         (6.65%)
   Without redemption                                     (1.52%)          9.55%        (8.56%)           --         (6.65%)

   F SHARES (9/8/61)                                      (1.18%)         10.26%        (7.34%)         3.71%          N/A

   R SHARES (12/31/99)                                    (1.19%)          9.81%        (7.63%)           --         (5.72%)

   T SHARES (12/31/99)
   With sales charge (4.50%)                              (6.01%)          4.27%        (9.44%)           --         (7.43%)
   Without sales charge                                   (1.51%)          9.22%        (8.60%)           --         (6.65%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Part of the Fund's historical performance is due to amounts received from class action settlements regarding prior Fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance. There are risks associated with mid-cap investing, such as limited product lines, less liquidity, and small market share.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

has consolidated to a smaller number of financially strong players, and enjoyed stable price increases, improving balance sheets, and strong cash flow generation during the period. AMR CORPORATION, the parent company of American Airlines, an addition to the Fund in the first quarter, was a strong contributor to performance due to stronger airline industry pricing and improved load factors. Finally, merchandising initiatives implemented at KOHL'S CORPORATION over the past year led to improvement in same-store sales, driving share price appreciation.

FINANCIALS AND HEALTHCARE WEIGHED HEAVILY

Offsetting the gain seen in the aforementioned sectors, however, was poor stock selection within financials, healthcare and to a lesser extent, energy. Relative weightings in these sectors also detracted from the Fund's return.

   In financials, FIRST MARBLEHEAD CORPORATION, a provider of outsourcing services for private education lending, declined as investors grew concerned about two factors that may affect the company's long-term growth rate. First, the company delivered slower-than-expected contract growth in the first

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Healthcare                                                  24.42%
   Consumer Discretionary                                      20.61%
   Information Technology                                      13.93%
   Financials                                                   9.69%
   Materials                                                    6.22%
   Industrials                                                  4.98%
   Energy                                                       4.95%
   Telecommunications Services                                  3.92%
   Consumer Staples                                             0.88%
   Other                                                        1.74%
   Cash & Equivalents                                           8.66%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Financials
   Healthcare
   Energy

quarter. Second, a large customer announced that it is reconsidering the option of securitizing loans through First Marblehead, which would decrease the revenues the company realized from this customer. However, the Fund increased its position in First Marblehead during the period as we viewed the company as attractively valued, given its long-term growth prospects. Financial guarantor AMBAC FINANCIAL GROUP, INC. saw slower new business growth as tight credit spreads limited the amount of new underwriting business, and a low level of new international business was acquired in the first quarter. While we believe that company management has the long-term ability to deliver value in a disciplined manner, the position size was reduced as Ambac's somewhat muted growth expectations led us to consider other positions offering better growth opportunities.

   In healthcare, MGI PHARMA, INC. underperformed as investors continued to be concerned that one of the company's products would fall short of revenue expectations. Sales might slow due to changes by the Centers for Medicare and Medicaid Services to the reimbursement rate for cancer drugs, including MGI Pharma's chemotherapy-induced naseau and vomiting (CINV) drug Aloxi(R). Additionally, GlaxoSmithKline launched an aggressive campaign in an attempt to win greater share of the CINV market. Biomet, Inc. also underperformed due to worries over slowing procedures growth and increasing concerns about pricing pressure for orthopedic hips and knees. Based on these concerns, the Fund sold its position in Biomet.

SELECT INDIVIDUAL ISSUES AFFECTED PERFORMANCE

Select stocks in other sectors also proved to be a hindrance to the Fund's relative performance for the semiannual period. Among these poor performers were Zebra Technologies Corporation, HARMAN INTERNATIONAL INDUSTRIES, INC. and W.W. GRAINGER, INC. A slow uptake of radio frequency identification contributed to price declines of Zebra Technologies. Furthermore, the company missed first quarter earnings estimates due to order deferrals and distribution capacity constraints in Europe. The stock price of W.W. Grainger, a supplier of facilities maintenance products, declined as higher-than-expected spending on the company's store expansion program and issues regarding a SAP business software implementation project created concerns about future earnings growth. Although we believe that the initiatives put in place at W.W. Grainger may deliver significant shareholder value, we were disappointed with management's lack of willingness to appropriately manage the balance sheet. Therefore, the Fund's position in this holding was reduced. Finally, Harman International Industries' stock price declined due to concerns regarding its competitive positioning for mid- and lower-tier infotainment systems. First quarter revenues for the company also came in below some analysts' expectations as the company prepared for product launches later this year. We viewed the issue regarding competitive positioning as unfounded and the short-term fluctuations in revenue as irrelevant. Therefore, the Fund used share price weakness as an opportunity to increase its position in the company.

IN CONCLUSION

As we headed into the second half of 2005, the Fund had a slightly conservative position. We structured the portfolio to place more emphasis in sectors we feel may grow through a slowing economy as well as in companies that may offer specific growth catalysts.


/s/ John B. Jares                  /s/ Daniel F. Crowe

John B. Jares, CFA                 Daniel F. Crowe, CFA
Co-Portfolio Manager               Co-Portfolio Manager

                       This page intentionally left blank.

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING           ENDING           EXPENSES PAID
                          ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)           (6/30/05)       (1/1/05-6/30/05)
-------------------------------------------------------------------------------
CLASS A ACTUAL            $    1,000.00      $      982.66     $           7.70
CLASS A HYPOTHETICAL           1,000.00           1,016.96                 7.83

CLASS B ACTUAL                 1,000.00             973.03                12.01
CLASS B HYPOTHETICAL           1,000.00           1,012.54                12.25

CLASS C ACTUAL                 1,000.00             973.24                11.61
CLASS C HYPOTHETICAL           1,000.00           1,012.95                11.85

CLASS F ACTUAL                 1,000.00             981.26                 6.95
CLASS F HYPOTHETICAL           1,000.00           1,017.72                 7.08

CLASS R ACTUAL                 1,000.00             980.28                 7.79
CLASS R HYPOTHETICAL           1,000.00           1,016.86                 7.93

CLASS T ACTUAL                 1,000.00             972.34                12.55
CLASS T HYPOTHETICAL           1,000.00           1,011.99                12.80

  *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                            EXPENSE RATIO
---------------------------------------------------------
CLASS A                                         1.56%
CLASS B                                         2.44%
CLASS C                                         2.36%
CLASS F                                         1.41%
CLASS R                                         1.58%
CLASS T                                         2.55%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--83.4%
AIRLINES--0.6%
    49,000   AMR Corporation*                                       $    593,383
                                                                    ------------
APPLICATION SOFTWARE--5.5%
    28,250   Autodesk, Inc.                                              970,953
    80,539   Blackboard, Inc.*                                         1,926,493
   328,650   Siebel Systems, Inc.                                      2,924,985
                                                                    ------------
                                                                       5,822,431
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.9%
    21,875   Northern Trust Corporation                                  997,281
                                                                    ------------
AUTOMOTIVE RETAIL--2.3%
    15,575   Advance Auto Parts, Inc.*                                 1,005,366
    82,550   CSK Auto Corporation*                                     1,376,934
                                                                    ------------
                                                                       2,382,300
                                                                    ------------
BIOTECHNOLOGY--2.7%
    19,175   Genzyme Corporation*                                      1,152,226
    37,175   Gilead Sciences, Inc.*                                    1,635,328
                                                                    ------------
                                                                       2,787,554
                                                                    ------------
BROADCASTING & CABLE TV--0.3%
     9,350   EchoStar Communications Corporation                         281,903
                                                                    ------------
CASINOS & GAMING--2.3%
    53,550   GTECH Holdings Corporation                                1,565,802
    32,800   Scientific Games Corporation*                               883,304
                                                                    ------------
                                                                       2,449,106
                                                                    ------------
CONSTRUCTION MATERIALS--3.5%
    58,300   Lafarge North America, Inc.                               3,640,252
                                                                    ------------
CONSUMER ELECTRONICS--3.7%
    48,025   Harman International Industries, Inc.                     3,907,314
                                                                    ------------
CONSUMER FINANCE--2.9%
    86,550   First Marblehead Corporation*                             3,034,443
                                                                    ------------
DEPARTMENT STORES--2.2%
    41,425   Kohl's Corporation*                                       2,316,072
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
    24,425   Genlyte Group, Inc.*                                      1,190,475
    47,775   Thomas and Betts Corporation*                             1,349,166
                                                                    ------------
                                                                       2,539,641
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.8%
   102,250   Cogent, Inc.*                                             2,919,238
                                                                    ------------
EXCHANGE TRADED FUNDS--1.7%
    58,900   Health Care Select Sector SPDR Fund                       1,825,311
                                                                    ------------
HEALTHCARE DISTRIBUTORS--2.6%
     9,000   Fisher Scientific International, Inc.*                      584,100
    50,975   Henry Schein, Inc.*                                       2,116,482
                                                                    ------------
                                                                       2,700,582
                                                                    ------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT--3.4%
    40,575   PerkinElmer, Inc.                                      $    766,868
    74,350   Waters Corporation*                                       2,763,590
                                                                    ------------
                                                                       3,530,458
                                                                    ------------
HEALTHCARE FACILITIES--0.6%
    11,000   Triad Hospitals, Inc.*                                      601,040
                                                                    ------------
HEALTHCARE SERVICES--3.0%
    18,000   IDEXX Laboratories, Inc.*                                 1,121,940
    39,100   Quest Diagnostics, Inc.                                   2,082,857
                                                                    ------------
                                                                       3,204,797
                                                                    ------------
HOME FURNISHINGS--1.6%
    19,975   Mohawk Industries, Inc.*                                  1,647,938
                                                                    ------------
HOMEBUILDING--0.8%
    11,300   Centex Corporation                                          798,571
                                                                    ------------
HOMEFURNISHING RETAIL--2.8%
    70,375   Bed Bath & Beyond, Inc.*                                  2,940,268
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.3%
    18,500   Ameritrade Holding Corporation*                             343,915
                                                                    ------------
LEISURE FACILITIES--0.8%
    17,500   Royal Caribbean Cruises Limited                             846,300
                                                                    ------------
MANAGED HEALTHCARE--1.0%
    15,550   WellPoint, Inc.*                                          1,082,902
                                                                    ------------
METAL & GLASS CONTAINERS--2.8%
    80,225   Ball Corporation                                          2,884,891
                                                                    ------------
OIL & GAS DRILLING--2.3%
    86,200   Patterson-UTI Energy, Inc.                                2,398,946
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES--2.7%
    39,000   BJ Services Company                                       2,046,720
    23,550   FMC Technologies, Inc.*                                     752,894
                                                                    ------------
                                                                       2,799,614
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
    22,475   Ambac Financial Group, Inc.                               1,567,856
                                                                    ------------
PACKAGED FOODS & MEATS--0.9%
    26,225   Dean Foods Company*                                         924,169
                                                                    ------------
PHARMACEUTICALS--7.4%
    42,750   Covance, Inc.*                                            1,918,193
    36,250   Medicis Pharmaceutical Corporation Class A                1,150,213
   141,100   MGI Pharma, Inc.*                                         3,070,336
    95,125   Theravance, Inc.*                                         1,617,125
                                                                    ------------
                                                                       7,755,867
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
    29,800   CB Richard Ellis Group, Inc.*                             1,307,028
                                                                    ------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--1.0%
    41,650   Novellus Systems, Inc.*                                $  1,029,172
                                                                    ------------
SEMICONDUCTORS--3.9%
    50,000   Freescale Semiconductor, Inc. Class B*                    1,059,000
    48,775   International Rectifier Corporation*                      2,327,543
    19,575   Maxim Integrated Products, Inc.                             747,961
                                                                    ------------
                                                                       4,134,504
                                                                    ------------
SPECIALIZED FINANCE--1.7%
     6,075   Chicago Mercantile Exchange                               1,795,163
                                                                    ------------
SPECIALTY STORES--1.4%
    25,775   Guitar Center, Inc.*                                      1,504,487
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
    18,750   W.W. Grainger, Inc.                                       1,027,313
                                                                    ------------
TRUCKING--1.0%
    55,300   J.B. Hunt Transport Services, Inc.                        1,067,290
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
   195,950   American Tower Corporation*                               4,118,869
                                                                    ------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$82,616,200)                                                   87,508,169
                                                                    ------------

COMMON STOCKS (FOREIGN)--8.0%
AUTO PARTS & EQUIPMENT--2.4%
    58,500   Autoliv, Inc. (SW)                                        2,562,300
                                                                    ------------
HEALTHCARE EQUIPMENT--2.3%
    51,875   Mettler-Toledo International, Inc. (SZ)*                  2,416,338
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--1.1%
    48,425   Lazard Limited Class A (BD)*                              1,125,881
                                                                    ------------
PHARMACEUTICALS--1.5%
    47,425   Shire Pharmaceuticals Group PLC Sponsored ADR (UK)        1,555,540
                                                                    ------------
SEMICONDUCTORS--0.7%
    60,100   ATI Technologies, Inc. (CA)*                                712,185
                                                                    ------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$8,794,837)                                                     8,372,244
                                                                    ------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--7.5%
ELECTRONIC EQUIPMENT MANUFACTURERS--3.7%
$ 3,900,000  Hitachi America Capital Limited
             3.25% 7/1/05~                                         $   3,900,000
                                                                   -------------
MULTI-LINE INSURANCE--3.8%
  4,000,000  AIG Funding, Inc.
             3.23% 7/5/05                                              3,998,564
                                                                   -------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$7,898,564)                                           7,898,564
                                                                   -------------
TOTAL INVESTMENTS--98.9%
(TOTAL COST--$99,309,601)                                            103,778,977
                                                                   -------------
OTHER ASSETS AND LIABILITIES--1.1%                                     1,191,303
                                                                   -------------
NET ASSETS--100.0%                                                 $ 104,970,280
                                                                   =============

NOTES TO STATEMENT OF INVESTMENTS

*  NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $3,900,00, OR 3.7%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
   ADR - AMERICAN DEPOSITARY RECEIPT
   SPDR - STANDARD AND POOR'S DEPOSITARY RECEIPT
   BD - BERMUDA
   CA - CANADA
   SW - SWEDEN
   SZ - SWITZERLAND
   UK - UNITED KINGDOM

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                   $    99,309,601
                                                                 ---------------
Investment securities, at market                                     103,778,977
Cash                                                                     347,632
Receivables:
   Investment securities sold                                          4,840,270
   Capital shares sold                                                     5,845
   Dividends and interest                                                 22,279
Other assets                                                              26,145
                                                                 ---------------
Total Assets                                                         109,021,148
                                                                 ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                     3,848,236
   Capital shares redeemed                                                17,406
   Advisory fees                                                          71,314
   Shareholder servicing fees                                             13,839
   Accounting fees                                                         5,212
   Distribution fees                                                      15,311
   Transfer agency fees                                                    5,899
   Custodian fees                                                          1,463
   Other                                                                  72,188
                                                                 ---------------
Total Liabilities                                                      4,050,868
                                                                 ---------------
Net Assets                                                       $   104,970,280
                                                                 ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                          $   140,030,733
Accumulated net investment loss                                         (457,458)
Accumulated net realized loss from security transactions             (39,072,371)
Net unrealized appreciation on investments
 and foreign currency translation                                      4,469,376
                                                                 ---------------
Total                                                            $   104,970,280
                                                                 ===============

CLASS A
Net Assets                                                       $     1,506,775
Shares Outstanding                                                       367,000
Net Asset Value, Redemption Price Per Share                      $          4.11
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                   $          4.36

CLASS B
Net Assets                                                       $     1,621,691
Shares Outstanding                                                       410,787
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share          $          3.95

CLASS C
Net Assets                                                       $       476,412
Shares Outstanding                                                       122,254
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share          $          3.90

CLASS F
Net Assets                                                       $   101,219,927
Shares Outstanding                                                    24,159,197
Net Asset Value, Offering and Redemption Price Per Share         $          4.19

CLASS R
Net Assets                                                       $       119,517
Shares Outstanding                                                        28,844
Net Asset Value, Offering and Redemption Price Per Share         $          4.14

CLASS T
Net Assets                                                       $        25,958
Shares Outstanding                                                         6,647
Net Asset Value, Redemption Price Per Share                      $          3.91
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                   $          4.09

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $       259,597
Interest                                                                  76,569
Foreign taxes withheld                                                      (460)
                                                                 ---------------
Total Investment Income                                                  335,706
                                                                 ---------------
EXPENSES
Advisory fees--Note 2                                                    443,324
Shareholder servicing fees--Note 2                                        80,268
Accounting fees--Note 2                                                   32,491
Distribution fees--Note 2                                                 71,870
Transfer agency fees--Note 2                                              43,732
Registration fees                                                         27,890
Postage and mailing expenses                                              10,295
Custodian fees and expenses--Note 2                                        3,473
Printing expenses                                                         22,920
Legal and audit fees                                                      20,067
Directors' fees and expenses--Note 2                                       9,510
Other expenses                                                            20,605
                                                                 ---------------
   Total Expenses                                                        786,445
   Earnings Credits                                                       (3,398)
   Reimbursed/Waived Expenses                                             (1,868)
   Expense Offset to Broker Commissions                                   (7,648)
                                                                 ---------------
   Net Expenses                                                          773,531
                                                                 ---------------
Net Investment Loss                                                     (437,825)
                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
   Security Transactions                                              11,009,332
   Foreign Currency Transactions                                              (2)
                                                                 ---------------
Net Realized Gain on Security and Foreign Currency Transactions       11,009,330
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                     (12,187,249)
                                                                 ---------------
Net Realized and Unrealized Loss                                      (1,177,919)
                                                                 ---------------
Net Decrease in Net Assets Resulting from Operations             $    (1,615,744)
                                                                 ===============

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                     SIX MONTHS ENDED     YEAR ENDED
                                                          6/30/05          12/31/04
OPERATIONS
Net Investment Loss                                   $      (437,825)  $   (1,149,129)
Net Realized Gain on Security and Foreign
 Currency Transactions                                     11,009,330       32,490,110
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation          (12,187,249)     (10,271,293)
                                                      ---------------   --------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                           (1,615,744)      21,069,688
                                                      ---------------   --------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
   Class A                                                    (28,129)         152,338
   Class B                                                   (165,250)         (32,488)
   Class C                                                     54,514           45,566
   Class F                                                (16,492,016)     (60,416,547)
   Class R                                                     48,598          (51,768)
   Class T                                                    (12,913)             (76)
                                                      ---------------   --------------
Net Decrease from Capital Share Transactions              (16,595,196)     (60,302,975)
                                                      ---------------   --------------
Net Decrease in Net Assets                                (18,210,940)     (39,233,287)
                                                      ---------------   --------------

NET ASSETS
Beginning of period                                   $   123,181,220   $  162,414,507
                                                      ---------------   --------------
End of period                                         $   104,970,280   $  123,181,220
                                                      ===============   ==============

Accumulated Net Investment Loss                       $     (457,458)   $      (19,633)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                 SIX MONTHS                        YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.15    $     3.52    $     2.58   $     3.44    $     4.38
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)        (0.03)         0.03        (0.04)        (0.06)
Net realized and unrealized gains
 (losses) on securities                              (0.02)         0.66          0.91        (0.82)        (0.88)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.04)         0.63          0.94        (0.86)        (0.94)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     4.11    $     4.15    $     3.52   $     2.58    $     3.44
                                                =================================================================

TOTAL RETURN(a)                                      (0.96%)       17.90%        36.43%      (25.00%)      (21.46%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $    1,507    $    1,546    $    1,191   $      476    $      538
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             1.59%         1.54%         1.87%        2.15%         2.47%
Expenses with reimbursements,
 earnings credits and brokerage offsets               1.56%         1.53%         1.86%        2.15%         2.46%
Net investment loss                                  (0.93%)       (1.07%)       (1.38%)      (1.81%)       (1.93%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                 SIX MONTHS                        YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.01    $     3.43    $     2.54   $     3.39    $     4.32
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.06)        (0.07)        (0.03)       (0.05)        (0.05)
Net realized and unrealized gains
 (losses) on securities                               0.00          0.65          0.92        (0.80)        (0.88)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.06)         0.58          0.89        (0.85)        (0.93)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     3.95    $     4.01    $     3.43   $     2.54    $     3.39
                                                =================================================================

TOTAL RETURN(a)                                      (1.50%)       16.91%        35.04%      (25.07%)      (21.53%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $    1,622    $    1,823    $    1,587   $      969    $    1,138
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             2.47%         2.37%         2.65%        2.68%         2.59%
Expenses with reimbursements,
 earnings credits and brokerage offsets               2.44%         2.37%         2.64%        2.67%         2.58%
Net investment loss                                  (1.82%)       (1.90%)       (2.16%)      (2.33%)       (2.06%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SIX MONTHS                        YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     3.96    $     3.38    $     2.50   $     3.36    $     4.32
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.03)(a)     (0.06)(a)     (0.10)       (0.08)        (0.08)
Net realized and unrealized gains
 (losses) on securities                              (0.03)         0.64          0.98        (0.78)        (0.88)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.06)         0.58          0.88        (0.86)        (0.96)
-----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     3.90    $     3.96    $     3.38   $     2.50    $     3.36
                                                =================================================================

TOTAL RETURN(b)                                      (1.52%)       17.16%        35.20%      (25.60%)      (22.22%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      476    $      428    $      323   $      274    $      380
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(d)             2.38%         2.32%         2.51%        2.99%         3.94%
Expenses with reimbursements,
 earnings credits and brokerage offsets               2.36%         2.31%         2.51%        2.98%         3.93%
Net investment loss                                  (1.73%)       (1.83%)       (2.02%)      (2.65%)       (3.41%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.38% (2005), 2.32% (2004), 2.51% (2003), 3.04%
     (2002), AND 4.25% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                         YEAR ENDED
                                               ENDED JUNE 30,                     DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.24    $     3.58    $     2.62   $     3.47    $     4.36
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)(a)     (0.03)(a)      0.02        (0.04)        (0.05)
Net realized and unrealized gains
 (losses) on securities                              (0.03)         0.69          0.94        (0.81)        (0.84)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.05)         0.66          0.96        (0.85)        (0.89)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     4.19    $     4.24    $     3.58   $     2.62    $     3.47
                                                =================================================================

TOTAL RETURN                                         (1.18%)       18.44%        36.64%      (24.50%)      (20.41%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $  101,220    $  119,273    $  159,161   $   89,970    $  119,708
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             1.43%         1.33%         1.51%        1.56%         1.39%
Expenses with reimbursements,
 earnings credits and brokerage offsets               1.41%         1.33%         1.50%        1.56%         1.37%
Net investment loss                                  (0.79%)       (0.87%)       (1.01%)      (1.22%)       (0.84%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. THESE WAIVERS DID NOT HAVE AN IMPACT ON THE EXPENSE RATIOS.
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                SIX MONTHS                         YEAR ENDED
                                              ENDED JUNE 30,                      DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     4.19    $     3.56    $     2.61   $     3.48    $     4.39
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                         (0.02)(a)     (0.04)(a)     (0.03)       (0.04)         0.01
Net realized and unrealized gains
 (losses) on securities                              (0.03)         0.67          0.98        (0.83)        (0.92)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.05)         0.63          0.95        (0.87)        (0.91)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     4.14    $     4.19    $     3.56   $     2.61    $     3.48
                                                =================================================================

TOTAL RETURN                                         (1.19%)       17.70%        36.40%      (25.00%)      (20.73%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $      120    $       71    $      119   $       77    $       49
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)             1.61%         1.48%         1.64%        1.97%         2.91%
Expenses with reimbursements,
 earnings credits and brokerage offsets               1.58%         1.48%         1.64%        1.97%         2.89%
Net investment loss                                  (0.96%)       (1.03%)       (1.15%)      (1.63%)       (2.40%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.61% (2005), 1.48% (2004), 1.64% (2003), 3.49%
     (2002), AND 57.54% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                SIX MONTHS                         YEAR ENDED
                                              ENDED JUNE 30,                      DECEMBER 31,
                                                   2005          2004          2003         2002          2001
                                                ----------    ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period            $     3.97    $     3.39    $     2.51   $     3.39    $     4.35
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                  (0.04)(a)     (0.06)        (0.02)       (0.06)        (0.11)
Net realized and unrealized gains
 (losses) on securities                              (0.02)         0.64          0.90        (0.82)        (0.85)
                                                -----------------------------------------------------------------
Total from investment operations                     (0.06)         0.58          0.88        (0.88)        (0.96)
-----------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                            0.00          0.00          0.00         0.00          0.00
From net realized gains                               0.00          0.00          0.00         0.00          0.00
                                                -----------------------------------------------------------------
Total distributions                                   0.00          0.00          0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                  $     3.91    $     3.97    $     3.39   $     2.51    $     3.39
                                                =================================================================

TOTAL RETURN(b)                                      (1.51%)       17.11%        35.06%      (25.96%)      (22.07%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                $       26    $       40    $       34   $       20    $       20
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(d)             2.57%         2.26%         2.76%        3.64%         3.13%
Expenses with reimbursements,
 earnings credits and brokerage offsets               2.55%         2.25%         2.76%        3.63%         3.11%
Net investment loss                                  (1.92%)       (1.78%)       (2.27%)      (3.29%)       (2.57%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                             195%          147%          160%         216%          214%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE REIMBURSED OR WAIVED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.57% (2005), 2.26% (2004), 2.76% (2003), 10.30%
     (2002), AND 28.91% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Mid-Cap Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund may invest at least a portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract, if any, is recorded as foreign currency gain or loss and would be presented as such in the Statement of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $30 million of net assets, 0.75% of the next $270 million of net assets, 0.70% of the next $200 million of net assets and 0.65% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $75,695 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $27,420 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                               TRANSFER
                                                              AGENCY FEES
     --------------------------------------------------------------------
     Class A                                                   $  1,656
     Class B                                                   $  3,019
     Class C                                                   $    568
     Class R                                                   $    182
     Class T                                                   $    142

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,379 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $10,745 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $63,832 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
     --------------------------------------------------------------------
     Class A                                   N/A            $ 1,869
     Class B                                 $ 6,391          $ 2,130
     Class C                                 $ 1,610          $   537
     Class T                                 $    37          $    37

During the six months ended June 30, 2005, DSC retained $1,514 in sales commissions from the sales of Class A shares. DSC also retained $1,410 and $13 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.06% of the average daily net assets of the Fund on the first $500 million, 0.04% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                      AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/04 to 8/31/05                                      $  200,000
     9/1/05 to 8/31/06                                      $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $1,868, which reduced the amount paid to Mellon Bank to $1,605.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

     EXPIRATION                                                AMOUNT
     -------------------------------------------------------------------
        2009                                               $  17,754,484
        2010                                               $  31,942,177
                                                           -------------
                                                           $  49,696,661
                                                           =============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Federal Tax Cost                                      $   99,532,476
     Gross Tax Appreciation of Investments                 $    8,272,628
     Gross Tax Depreciation of Investments                 $   (4,026,127)
     Net Tax Appreciation                                  $    4,246,501

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 500 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                         SIX MONTHS ENDED                       YEAR ENDED
                                             6/30/2005                          12/31/2004
                                        SHARES          AMOUNT            SHARES            AMOUNT
CLASS A

Sold                                    100,690    $      403,469           226,896    $      852,592
Redeemed                               (105,994)   $     (431,598)         (193,006)   $     (700,254)
                                       --------------------------------------------------------------
Net Increase (Decrease)                  (5,304)   $      (28,129)           33,890    $      152,338
                                       ==============================================================
CLASS B

Sold                                     40,150    $      157,645            89,684    $      322,791
Redeemed                                (83,979)   $     (322,895)          (98,294)   $     (355,279)
                                       --------------------------------------------------------------
Net Decrease                            (43,829)   $     (165,250)           (8,610)   $      (32,488)
                                       ==============================================================

                                         SIX MONTHS ENDED                       YEAR ENDED
                                             6/30/2005                          12/31/2004
                                       SHARES          AMOUNT            SHARES            AMOUNT
CLASS C
Sold                                     25,080    $       96,933           110,256    $      385,913
Redeemed                                (11,003)   $      (42,419)          (97,748)   $     (340,347)
                                     ----------------------------------------------------------------
Net Increase                             14,077    $       54,514            12,508    $       45,566
                                     ================================================================

CLASS F
Sold                                    658,250    $    2,677,721         3,973,983    $   14,909,282
Redeemed                             (4,661,355)   $  (19,169,737)      (20,268,328)   $  (75,325,829)
                                     ----------------------------------------------------------------
Net Decrease                         (4,003,105)   $  (16,492,016)      (16,294,345)   $  (60,416,547)
                                     ================================================================

CLASS R
Sold                                     15,110    $       61,832            23,623    $       90,989
Redeemed                                 (3,227)   $      (13,234)          (40,138)   $     (142,757)
                                     ----------------------------------------------------------------
Net Increase (Decrease)                  11,883    $       48,598           (16,515)   $      (51,768)
                                     ================================================================

CLASS T
Sold                                          0    $            0             1,380    $        4,956
Redeemed                                 (3,319)   $      (12,913)           (1,452)   $       (5,032)
                                     ----------------------------------------------------------------
Net Decrease                             (3,319)   $      (12,913)              (72)   $          (76)
                                     ================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $101,116,063 and $121,701,229, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
MID-CAP GROWTH FUND                     DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0291SA0605

        Dreyfus Founders
        Passport Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                                            3
Fund Expenses                                                                 10
Statement of Investments                                                      12
Statement of Assets and Liabilities                                           20
Statement of Operations                                                       22
Statements of Changes in Net Assets                                           23
Financial Highlights                                                          24
Notes to Financial Statements                                                 30

        -----------------------------------------------------------
        Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.
        -----------------------------------------------------------





INVESTMENT MANAGER                               DISTRIBUTOR
Founders Asset Management LLC                    Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)                   200 Park Avenue
210 University Boulevard, Suite 800              New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

         NOT FDIC-INSURED  -  NOT BANK-GUARANTEED  -  MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF TRACY P. STOUFFER]

A DISCUSSION WITH PORTFOLIO MANAGER TRACY P. STOUFFER, CFA, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

WEAK INVESTING ENVIRONMENT

Although the first quarter of 2005 provided a difficult international investing environment, the second quarter presented an even more challenging one. Major currencies, including the euro and the yen, dropped against the U.S. dollar, depressing investment returns. Fears of a slowdown in the Chinese and U.S. economies, along with rising transportation, raw materials and energy costs, and higher interest rates, plagued investor sentiment worldwide.

   In Europe, French and Dutch "no" votes on the European Union constitution drew much attention during the period. On the positive side, the European region continued to enjoy significant merger and acquisition activity. While the benefits of anticipated synergies are yet to be determined, these transactions highlighted the abundant liquidity in European markets.

   For the period ended June 30, 2005, the Dreyfus Founders Passport Fund underperformed its international small-cap benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index, which returned 4.13%. The Fund's performance compared favorably(1) to the large-cap MSCI World ex U.S. Index, which returned -0.71% for the six-month timeframe.

OIL STOCKS AIDED PERFORMANCE

Crude oil prices continued to increase during the period, surpassing $60 per barrel. As the first quarter experienced a glut, the second quarter found an acute capacity squeeze through a lack of storage, ports, facilities and boats.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index measures global performance of small capitalization securities outside of the United States. The total return figures cited for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

These factors combined to boost the performance of many oil services companies. Norway performed strongly from its heavy weighting in this industry, with oil services companies such as FRED OLSEN ENERGY ASA posting a positive return. France's VALLOUREC SA also saw a stock price increase in this high price and high demand oil environment. The Fund continued to hold numerous oil services stocks as capacity constraints benefited these companies through the end of the period.

CONSUMER-RELATED STOCKS HELPED FUND RETURN

Some of the Fund's top-performing holdings during the period were found in the consumer discretionary sector. Although Internet gaming is not a new industry, the advent of televised poker tournaments has pumped energy and money into online gaming, particularly online poker. The Fund found numerous growth opportunities in this industry; gaming host companies such as BETandWIN.com Interactive as well as Britain's Gaming VC Holdings SA reaped the benefits of this surging popularity during the period. BetandWin.com was one of Austria's, as well as the Fund's, stronger individual performers. Although the Fund benefited from these stocks, it exited its positions in these companies by the end of the period, as more compelling growth opportunities were found in other areas. A broker of entertainment tickets, Germany's CTS EVENTIM AG, also positively impacted Fund performance in this sector.

   Strong stock selection in the consumer staples sector also aided the Fund's relative return.

TOP 3 PERFORMING SECTORS IN THE FUND

Consumer Discretionary
Energy
Consumer Staples

GREEN PUSH LIFTED RETURN

Despite multiple negative headwinds facing small-cap stocks, the Fund found strong growth prospects in renewable energy sources, such as solar and biofuels, which benefited during the period from both pricing and policy. Beyond the measures implemented due to the Kyoto Protocol, an agreement by various countries to reduce emissions of greenhouse gases, legislation is being passed in many countries, primarily in Europe, which mandates the use of renewable energy. For example, the United Kingdom has legislated that 20% of all new construction's energy come from renewable sources. This also will apply to all new construction for the Olympic games in 2012. Many companies are benefiting, particularly in the solar component market, from this green push. In fact, manufacturers of polysilicon and the solar wafers used in solar panels' photovoltaic cells boosted the Fund's performance during the period; the relative performance of Taiwan and Germany, in which many of these companies are domiciled, was aided in part by this industry. German holding SolarWorld AG was among the Fund's top performers for the period.

COUNTRIES IMPACTED PERFORMANCE

Retailer IC COMPANYS AS, a Danish holding, performed well for the Fund due to a recently implemented comprehensive restructuring plan. The Fund's position in India was positively impacted by the performance of stocks such as equity brokerage house INDIABULLS FINANCIAL SERVICES and low-cost airline company SPICEJET LIMITED. The Fund's position in Germany benefited from the aforementioned SolarWorld AG and CTS Eventim AG. Semiconductor issue WAFER WORKS CORPORATION also aided the Fund's return from Taiwan.

   The Fund's holdings in Hong Kong suffered during the period primarily due to the effect of interest rate increases on the country's pegged currency, as well as its association with China. Our positions in Australia, South Korea, Singapore and Italy also underperformed overall.

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

      1. EMPIRE ONLINE LIMITED 144A (United Kingdom; EOL)                   1.22%
      2. SINVEST ASA (Norway; SIN)                                          1.21%
      3. APL AS (Norway; APL)                                               1.21%
      4. MICRO FOCUS INTERNATIONAL PLC (United Kingdom; MCRO)               1.16%
      5. OCEAN RIG ASA (Norway; OCR)                                        1.15%
      6. ULTRA ELECTRONICS HOLDINGS PLC (United Kingdom; ULE)               1.15%
      7. MEDA AB CLASS A (Sweden; MEDAA)                                    1.13%
      8. SPICEJET LIMITED (India; MFT)                                      1.11%
      9. DON QUIJOTE COMPANY LIMITED (Japan; 7532)                          1.10%
     10. AKER KVAERNER ASA (Norway; AKVR)                                   1.09%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

[SIDENOTE

"RENEWABLE ENERGY SOURCES, SUCH AS SOLAR AND BIOFUELS, BENEFITED DURING THE PERIOD FROM BOTH PRICING AND POLICY."

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Passport Fund       MSCI World
                 Class F Shares      ex U.S. Index
06/30/1995       $10,000.00          $10,000.00
06/28/1996       $12,907.52          $11,335.14
06/30/1997       $14,369.46          $12,868.78
06/30/1998       $16,635.62          $13,678.85
06/30/1999       $16,638.83          $14,686.76
06/30/2000       $25,644.34          $17,446.85
06/29/2001       $15,652.42          $13,288.24
06/28/2002       $14,250.08          $12,035.91
06/30/2003       $14,122.59          $11,364.24
06/30/2004       $20,709.36          $14,995.31
06/30/2005       $24,038.16          $17,177.64

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Passport Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                           YEAR-TO          1             5             10           SINCE
   CLASS (INCEPTION DATE)                   DATE+         YEAR          YEARS          YEARS       INCEPTION
   ----------------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)               (4.61%)         9.35%        (2.48%)           --          (4.12%)
   Without sales charge                     1.19%         16.01%        (1.32%)           --          (3.08%)

   B SHARES (12/31/99)
   With redemption*                        (3.25%)        10.96%        (2.49%)           --          (4.01%)
   Without redemption                       0.75%         14.96%        (2.14%)           --          (3.86%)

   C SHARES (12/31/99)
   With redemption**                       (0.19%)        14.06%        (2.12%)           --          (3.87%)
   Without redemption                       0.81%         15.06%        (2.12%)           --          (3.87%)

   F SHARES (11/16/93)                      1.25%        16.07%         (1.29%)         9.17%          8.37%

   R SHARES (12/31/99)                      1.29%        16.17%         (1.87%)           --          (3.55%)

   T SHARES (12/31/99)
   With sales charge (4.50%)               (3.63%)        10.20%        (3.09%)           --          (4.68%)
   Without sales charge                     0.93%         15.38%        (2.19%)           --          (3.88%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. There are risks associated with small-cap investments such as limited product lines, less liquidity, and small market share. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

SELECT SECTORS DETRACTED

The Fund held an underweight position in the financials sector at the end of the period. Paired with weak individual stock performance, primarily from Japanese real estate companies, Islamic Bank of Britain PLC and Upbest Group Limited, the Fund's relative return suffered. Industrials and telecommunications services holdings also underperformed for the Fund.

COMPANY-SPECIFIC DISAPPOINTMENTS

Although the consumer discretionary sector provided a positive impact during the period, numerous holdings in this sector underperformed. Among them were France's 123 MULTIMEDIA, clothing retailer RNB Retail and Brands AB, Gentosha, Inc., and Hong Kong's Pearl Oriental Enterprises Limited. Gentosha, a Japanese bookstore, fell as the market awaited the outcome of the company's internal restructuring efforts.

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   Japan                                           18.98%
   United Kingdom                                  10.54%
   India                                           10.04%
   Norway                                           9.49%
   South Korea                                      6.18%
   Canada                                           5.30%
   Taiwan                                           5.13%
   Singapore                                        4.36%
   Other Countries                                 27.71%
   Cash & Equivalents                               2.27%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio manager and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Financials
   Industrials
   Telecommunications Services

   Information technology holdings Cyber Agent Limited, PChome Online and Boss Media AB also declined during the half. PChome Online's stock fell due to a change in the company's business model, resulting in much lower margins.

   D1 OILS PLC also detracted from the Fund's return in spite of the strong performance of the energy sector.

IN CONCLUSION

At the end of the period, we continued to find investment opportunities in sectors with shortages or bottlenecks, including energy infrastructure, renewable energy and energy conservation plays. We also were very positive on companies that contribute to the development of the sophistication of financial markets and products. Finally, we were looking for opportunities to invest in beneficiaries of petrodollars.

   As always, we continue to seek out international small-cap companies with the strongest growth potential by intensive analysis, management contact and fundamental, bottom-up research.

/s/ Tracy P. Stouffer

Tracy P. Stouffer, CFA
Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                                        BEGINNING         ENDING           EXPENSES PAID
                                      ACCOUNT VALUE   ACCOUNT VALUE        DURING PERIOD*
                                        (1/1/05)        (6/30/05)         (1/1/05-6/30/05)
------------------------------------------------------------------------------------------
CLASS A ACTUAL                        $    1,000.00   $    1,001.71          $    10.23
CLASS A HYPOTHETICAL                       1,000.00        1,014.50               10.29

CLASS B ACTUAL                             1,000.00          992.92               14.53
CLASS B HYPOTHETICAL                       1,000.00        1,010.14               14.66

CLASS C ACTUAL                             1,000.00          993.80               14.29
CLASS C HYPOTHETICAL                       1,000.00        1,010.39               14.41

CLASS F ACTUAL                             1,000.00        1,002.60                9.93
CLASS F HYPOTHETICAL                       1,000.00        1,014.80                9.99

CLASS R ACTUAL                             1,000.00        1,003.55                9.33
CLASS R HYPOTHETICAL                       1,000.00        1,015.41                9.39

CLASS T ACTUAL                             1,000.00          996.88               12.46
CLASS T HYPOTHETICAL                       1,000.00        1,012.24               12.55

*Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS

These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                      EXPENSE RATIO
---------------------------------------------------
CLASS A                                   2.05%
CLASS B                                   2.92%
CLASS C                                   2.87%
CLASS F                                   1.99%
CLASS R                                   1.87%
CLASS T                                   2.50%

STATEMENT OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--97.4%
AEROSPACE & DEFENSE--1.9%
   231,961     Taneja Aerospace Aviation (IN)*                   $       423,641
    80,000     Ultra Electronics Holdings PLC (UK)                     1,153,915
    50,000     VT Group PLC (UK)                                         316,252
                                                                 ---------------
                                                                       1,893,808
                                                                 ---------------
AGRICULTURAL PRODUCTS--0.3%
   425,000     Petra Foods Limited (SG)                                  262,174
                                                                 ---------------
AIR FREIGHT & LOGISTICS--0.5%
       166     World Logi Company Limited (JA)*                          459,490
                                                                 ---------------
AIRLINES--1.1%
   735,000     SpiceJet Limited (IN)*                                  1,110,742
                                                                 ---------------
APPAREL RETAIL--2.0%
        61     Link Theory Holdings Company Limited (JA)                 482,346
   151,500     Mulberry Group PLC (UK)*                                  417,690
    14,800     Point, Inc. (JA)                                          581,805
    58,475     Shoppers' Stop Limited (IN)*                              485,084
                                                                 ---------------
                                                                       1,966,925
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.2%
    11,800     IC Companys AS (DE)*                                      527,025
    51,000     Mariella Burani Spa (IT)                                  654,859
                                                                 ---------------
                                                                       1,181,884
                                                                 ---------------
APPLICATION SOFTWARE--1.2%
   406,775     Micro Focus International PLC (UK)*                     1,166,171
                                                                 ---------------
BREWERS--0.3%
       585     Harboes Bryggeri AS Class B (DE)                          258,429
                                                                 ---------------
BROADCASTING & CABLE TV--0.4%
    10,000     Qrix Communication, Inc. (KR)                             381,344
                                                                 ---------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS

The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU        Australia
BD        Bermuda
BE        Belgium
CA        Canada
CN        China
DE        Denmark
FI        Finland
FR        France
GE        Germany
GR        Greece
HK        Hong Kong
ID        Indonesia
IN        India
IT        Italy
JA        Japan
KR        South Korea
MA        Malaysia
NE        Netherlands
NW        Norway
PH        Philippines
SG        Singapore
SP        Spain
SW        Sweden
SZ        Switzerland
TH        Thailand
TU        Turkey
TW        Taiwan
UK        United Kingdom

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
   195,050     Lloyd Electric & Engineering (IN)*                $       489,251
                                                                 ---------------
CASINOS & GAMING--3.7%
   375,000     Empire Online Limited 144A (UK)*+                       1,218,935
   342,475     IG Group Holdings PLC (UK)*                               898,989
   744,000     Melco International Development Limited (HK)              890,387
    35,000     Unibet Group PLC (SW)                                     716,855
                                                                 ---------------
                                                                       3,725,166
                                                                 ---------------
COMMODITY CHEMICALS--1.6%
20,570,000     Daqing Petroleum and Chemical Group Limited (HK)        1,085,279
    20,000     Soken Chemical & Engineering Company Limited (JA)         504,914
                                                                 ---------------
                                                                       1,590,193
                                                                 ---------------
COMMUNICATIONS EQUIPMENT--3.4%
   402,000     CyberTAN Technology, Inc. (TW)                            299,517
    18,200     Digital Multimedia Technologies SPA (IT)*                 576,198
   179,350     Exfo Electro-Optical Engineering, Inc. (CA)*              778,379
    70,000     Giant Wireless Technology Limited (SG)                     21,176
    64,600     RTX Telecom AS (DE)*                                      786,884
   127,000     Tamura Taiko Holdings, Inc. (JA)                        1,000,793
                                                                 ---------------
                                                                       3,462,947
                                                                 ---------------
COMPUTER STORAGE & PERIPHERALS--0.8%
 3,250,000     Anwell Technologies Limited (SG)                          385,551
    56,000     King Slide Works Company Limited (TW)                     387,182
                                                                 ---------------
                                                                         772,733
                                                                 ---------------
CONSTRUCTION & ENGINEERING--3.5%
    83,050     Abengoa SA (SP)                                           964,880
    87,000     Chiyoda Corporation (JA)                                1,078,577
    22,350     Korea Development Corporation (KR)                        522,832
 2,000,000     Power Line Engineering Public Company Limited
               Foreign Shares (TH)#                                      435,572
    80,000     WorleyParsons Limited (AU)                                480,475
                                                                 ---------------
                                                                       3,482,336
                                                                 ---------------
CONSTRUCTION MATERIALS--0.2%
    49,000     Cimsa Cimento Sanayi ve Ticaret AS (TU)                   235,701
                                                                 ---------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.7%
    28,200     Aker Yards AS (NW)                                      1,087,553
    25,000     STX Shipbuilding Company Limited (KR)                     592,073
                                                                 ---------------
                                                                       1,679,626
                                                                 ---------------
DEPARTMENT STORES--0.7%
    19,350     Stockmann AB Class B (FI)                                 690,821
                                                                 ---------------
DISTILLERS & VINTNERS--0.5%
    54,825     Radico Khaitan Limited (IN)                               519,813
                                                                 ---------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
        22     First Energy Service Company Limited (JA)*        $       493,914
   600,000     Raffles Education Corporation Limited (SG)                266,920
    35,000     Ramirent Oyj (FI)                                         656,965
                                                                 ---------------
                                                                       1,417,799
                                                                 ---------------
DIVERSIFIED METALS & MINING--3.4%
   208,275     Birch Mountain Resources Limited (CA)*                    469,180
   192,425     HEG Limited (IN)                                          621,647
   100,000     International Uranium Corporation (CA)*                   432,582
    64,300     Major Drilling Group International, Inc. (CA)*            635,023
    13,000     Toho Titanium Company Limited (JA)                        478,226
   180,000     Uranium Participation Corporation 144A (CA)*+             822,723
                                                                 ---------------
                                                                       3,459,381
                                                                 ---------------
ELECTRIC UTILITIES--0.5%
   180,000     Webel-Sl Energy Systems Limited (IN)*                     486,072
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
 1,000,000     Magnecomp International Limited (SG)                      566,463
 1,000,000     Surface Mount Technology (Holdings) Limited (SG)          415,208
   289,000     VTech Holdings Limited (HK)                               674,990
                                                                 ---------------
                                                                       1,656,661
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.9%
   294,000     Cheng Uei Precision Industry Company Limited (TW)         858,564
     8,400     HF Company (FR)                                           505,240
    62,200     Micronic Laser Systems AB (SW)*                           696,694
    87,750     Rotork PLC (UK)                                           746,842
    10,160     SFA Engineering Corporation (KR)                          263,698
   114,000     Simplo Technology Company Limited (TW)                    282,526
   774,000     Sino-American Silicon Products, Inc. (TW)               1,029,964
    27,810     Telechips, Inc. (KR)                                      517,489
                                                                 ---------------
                                                                       4,901,017
                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES--0.7%
    61,710     ADP Engineering Company Limited (KR)*                     683,015
                                                                 ---------------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
       374     Nippon Jogesuido Sekkei Company Limited (JA)              499,071
                                                                 ---------------
GAS UTILITIES--0.7%
   138,000     Shizuoka Gas Company Limited (JA)                         707,979
                                                                 ---------------
GENERAL MERCHANDISE STORES--1.1%
    20,300     Don Quijote Company Limited (JA)                        1,105,509
                                                                 ---------------
HEALTHCARE EQUIPMENT--0.8%
     6,800     Ypsomed Holding AG (SZ)*                                  777,370
                                                                 ---------------
HEALTHCARE FACILITIES--0.9%
    26,025     Generale de Sante (FR)                                    636,216
    39,000     Nichiryoku Company Limited (JA)                           232,080
                                                                 ---------------
                                                                         868,296
                                                                 ---------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE SERVICES--0.6%
    45,000     RaySearch Laboratories AB (SW)*                   $       604,846
                                                                 ---------------
HOMEBUILDING--0.3%
   134,968     D.S. Kulkarni Developers (IN)                             260,002
                                                                 ---------------
HOTELS, RESORTS & CRUISE LINES--1.4%
    60,000     De Vere Group PLC (UK)                                    606,343
   180,000     Formosa International Hotels Corporation (TW)             302,320
   121,850     Hotel Leelaventure Limited (IN)                           526,499
                                                                 ---------------
                                                                       1,435,162
                                                                 ---------------
INDUSTRIAL MACHINERY--2.3%
   350,000     Japan Steel Works Limited (JA)                            953,025
    12,000     KCI Konecranes Oyj (FI)                                   511,921
    30,000     Metka SA (GR)                                             267,941
 3,000,000     Midas Holdings Limited (SG)                               533,839
                                                                 ---------------
                                                                       2,266,726
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
       100     M.P. Technologies, Inc. (JA)                              515,733
   250,000     Spanco Telesystems and Solutions Limited (IN)             463,197
                                                                 ---------------
                                                                         978,930
                                                                 ---------------
INTERNET SOFTWARE & SERVICES--2.9%
        75     DeNA Company Limited (JA)*                                632,269
       226     Digital Arts, Inc. (JA)*                                  821,189
        22     Gourmet Navigator, Inc. (JA)*                             116,238
        88     Gourmet Navigator, Inc. New Shares (JA)*                  386,403
   121,300     Thomson Intermedia PLC (UK)*                              423,822
    25,940     Webzen, Inc. (KR)                                         495,230
                                                                 ---------------
                                                                       2,875,151
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE--0.6%
        45     Fintech Global, Inc. (JA)*                                616,716
                                                                 ---------------
IT CONSULTING & OTHER SERVICES--2.3%
   165,000     AffectoGenimap Oyj (FI)*                                  910,565
 1,500,000     CSE Global Limited (SG)                                   609,467
   120,750     Transcom WorldWide SA Class B (SW)*                       766,676
                                                                 ---------------
                                                                       2,286,708
                                                                 ---------------
LEISURE FACILITIES--0.7%
   302,975     Goals Soccer Centres PLC (UK)*                            678,586
                                                                 ---------------
MARINE--2.2%
    25,000     Cargotec Corporation Class B (FI)*                        697,991
    63,500     Geo ASA 144A (NW)*+^#                                     194,359
    19,350     Koninklijke Vopak NV (NE)                                 488,492
 1,697,000     Labroy Marine Limited (SG)                                805,267
                                                                 ---------------
                                                                       2,186,109
                                                                 ---------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.9%
    17,000     123 Multimedia (FR)                               $       639,840
    21,300     Club iT Corporation (JA)*                                 460,914
    18,400     CTS Eventim AG (GE)*                                      772,698
                                                                 ---------------
                                                                       1,873,452
                                                                 ---------------
MULTI-SECTOR HOLDINGS--0.6%
    15,000     Ackermans & van Haaren NV (BE)                            630,643
                                                                 ---------------
OIL & GAS DRILLING--2.7%
    41,200     Fred Olsen Energy ASA (NW)*                             1,052,967
   140,000     Ocean Rig ASA (NW)*                                     1,156,972
   150,950     Saxon Energy Services, Inc. (CA)*                         480,497
                                                                 ---------------
                                                                       2,690,436
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES--5.9%
    27,000     Aker Kvaerner ASA (NW)*                                 1,097,057
   111,200     APL AS (NW)*                                            1,208,270
    16,475     Exploration Resources ASA (NW)*                           474,006
   210,000     Sinvest ASA (NW)*                                       1,211,606
    56,000     Stolt Offshore SA (NW)*                                   512,067
     1,607     Vallourec SA (FR)                                         462,477
   601,975     Welspun Gujarat Stahl Rohren Limited (IN)*                933,252
                                                                 ---------------
                                                                       5,898,735
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION--3.1%
   150,000     Find Energy Limited (CA)*                                 500,735
   143,800     Revus Energy ASA (NW)*                                    988,112
   447,450     UTS Energy Corporation (CA)*                              938,579
   110,000     Venture Production PLC (UK)*                              727,782
                                                                 ---------------
                                                                       3,155,208
                                                                 ---------------
OIL & GAS REFINING & MARKETING--1.0%
    47,500     D1 Oils PLC (UK)*                                         263,842
    15,000     Motor Oil (Hellas) Corinth Refineries SA (GR)             222,195
   173,000     Singapore Petroleum Company Limited (SG)                  508,974
                                                                 ---------------
                                                                         995,011
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
   224,250     Aygaz AS (TU)                                             522,492
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
   249,575     Indiabulls Financial Services (IN)*                       929,412
                                                                 ---------------
PACKAGED FOODS & MEATS--0.8%
     1,050     Hiestand Holding AG (SZ)                                  826,726
                                                                 ---------------
PAPER PACKAGING--0.6%
 1,066,000     Vision Grande Group Holdings Limited (HK)                 603,577
                                                                 ---------------
PHARMACEUTICALS--3.1%
    25,580     Boryung Pharmaceutical Company (KR)                       704,717
    21,470     Il Dong Pharmaceutical Company (KR)                       691,108
   300,000     Kopran Limited (IN)*                                      566,532
   111,500     Meda AB Class A (SW)                                    1,134,711
                                                                 ---------------
                                                                       3,097,068
                                                                 ---------------

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
PUBLISHING--0.5%
       450     Chintai Jutaku News Company Limited (JA)          $       555,856
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
   415,000     Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi
               AS (TU)*                                                  745,472
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--4.2%
       379     Arealink Company Limited (JA)                             744,946
       139     Arealink Company Limited New Shares (JA)*#                259,552
   282,500     Expomedia Group PLC (UK)*                                 663,098
    24,600     FJ Next Company Limited (JA)                              290,560
       172     RISA Partners, Inc. (JA)*                                 555,189
 2,000,000     Rojana Industrial Park Public Company Limited
               Foreign Shares (TH)#                                      375,076
       199     Sun Frontier Fudousan Company Limited (JA)                654,900
    30,000     Touei Housing Corporation (JA)                            630,241
                                                                 ---------------
                                                                       4,173,562
                                                                 ---------------
REGIONAL BANKS--2.0%
     3,675     Forstaedernes Bank AS (DE)                                360,278
    60,000     Geniki Bank (GR)*                                         559,119
 4,994,500     Lippo Bank TBK PT (ID)*                                   603,843
       790     Ringkjoebing Landbobank Aktieselskab (DE)                 365,670
   100,000     Yes Bank Limited (IN)*#                                   103,508
                                                                 ---------------
                                                                       1,992,418
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT--1.4%
    36,320     Jusung Engineering Company Limited (KR)                   484,501
    86,175     Silicon-On-Insulator Technologies (FR)*                   938,612
                                                                 ---------------
                                                                       1,423,113
                                                                 ---------------
SEMICONDUCTORS--3.8%
   160,000     Elite Semiconductor Memory Technologies, Inc. (TW)        313,181
    41,800     MegaChips Corporation (JA)                                489,193
       148     Nihon Aim Company Limited (JA)                            813,993
    52,500     Nordic Semiconductor ASA (NW)*                            528,270
   309,000     System General Corporation (TW)*                          613,610
 1,318,000     Wafer Works Corporation (TW)*                           1,061,058
                                                                 ---------------
                                                                       3,819,305
                                                                 ---------------
SOFT DRINKS--0.7%
   753,500     Mount Everest Mineral Water (IN)*                         736,601
                                                                 ---------------
SPECIALIZED CONSUMER SERVICES--0.4%
    25,000     Homeserve PLC (UK)                                        445,709
                                                                 ---------------
SPECIALIZED FINANCE--1.9%
 1,334,000     Fil-Hispano Holdings Corporation (PH)*                    157,292
   142,175     FireOne Group PLC (UK)*                                   840,669
   724,346     SREI Infrastructure Finance Limited (IN)                  961,352
                                                                 ---------------
                                                                       1,959,313
                                                                 ---------------

     SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS--2.3%
     25,900    Auriga Industries AS Class B (DE)                 $       757,162
     81,300    Shinwha Intertek Corporation (KR)                         860,546
    101,000    Tokuyama Corporation (JA)                                 719,412
                                                                 ---------------
                                                                       2,337,120
                                                                 ---------------
SYSTEMS SOFTWARE--0.5%
     12,500    Software AG (GE)                                          516,610
                                                                 ---------------
TEXTILES--1.2%
    114,875    SRF Limited (IN)                                          451,177
    152,000    Toho Tenax Company Limited (JA)*                          735,948
                                                                 ---------------
                                                                       1,187,125
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
    200,000    BSL Corporation (JA)                                      449,013
                                                                 ---------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$94,891,050)                                                   97,644,637
                                                                 ---------------

UNITS                                                               MARKET VALUE
--------------------------------------------------------------------------------
FOREIGN RIGHTS AND WARRANTS--0.3%
ELECTRIC UTILITIES--0.2%

    424,000    VRB Power Systems Special Warrants 144A,
               expire 2005 (CA)*+^#                              $       249,167
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
    600,000    Yangtze Telecom Corporation Warrants, expire
               2005 (CN)*^#                                                    0
                                                                 ---------------
PUBLISHING--0.1%
    204,677    Media Prima Berhad ICULS (MA)                              53,054
                                                                 ---------------
REGIONAL BANKS--0.0%
     60,000    Geniki Bank SA Rights (GR)*                                37,759
                                                                 ---------------
TOTAL FOREIGN RIGHTS AND WARRANTS
(COST--$367,083)                                                         339,980
                                                                 ---------------

PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--4.1%
HOUSEHOLD APPLIANCES--4.1%
$ 4,100,000    Stanley Works, Inc.
               3.37% 7/1/05~                                     $     4,100,000
                                                                 ---------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$4,100,000)                                           4,100,000
                                                                 ---------------
TOTAL INVESTMENTS--101.8%
(TOTAL COST--$99,358,133)                                            102,084,617
                                                                 ---------------
OTHER ASSETS AND LIABILITIES--(1.8%)                                  (1,822,127)
                                                                 ---------------
NET ASSETS--100.0%                                               $   100,262,490
                                                                 ===============

NOTES TO STATEMENT OF INVESTMENTS

*    NON-INCOME PRODUCING.
+ SECURITIES WERE ACQUIRED PURSUANT TO RULE 144A AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $2,485,184, OR 2.5%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $4,100,000, OR 4.1%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.
#    FAIR VALUED SECURITY.
     ICULS - IRREDEEMABLE CONVERTIBLE UNSECURED LOAN STOCK

^    SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES:

                                           ACQUISITION       ACQUISITION                            VALUE AS %
                                              DATE              COST               VALUE          OF NET ASSETS
                                         ---------------   ---------------    ---------------    ---------------
     YANGTZE TELECOM CORPORATION
       WARRANTS, EXPIRE 2005 (CA)            3/8/04        $             0    $             0          0.00%
     GEO ASA 144A (NW)                       6/21/05               196,960            194,359          0.19%
     VRB POWER SYSTEMS SPECIAL
       WARRANTS 144A, EXPIRE 2005 (CA)       6/29/05               249,522            249,167          0.25%
                                                           ---------------    ---------------    ---------------
                                                           $       446,482    $       443,526          0.44%

THE FUND MAY HAVE REGISTRATION RIGHTS FOR CERTAIN RESTRICTED SECURITIES, WHICH MAY REQUIRE THAT REGISTRATION COSTS BE BORNE BY THE FUND.

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                                $    99,358,133
                                                                              ---------------
Investment securities, at market                                                  102,084,617
Cash                                                                                   19,590
Foreign currency (cost $1,385,723)                                                  1,373,870
Receivables:
   Investment securities sold                                                       5,853,715
   Capital shares sold                                                                  9,715
   Dividends and interest                                                              46,608
Other assets                                                                          106,508
                                                                              ---------------
Total Assets                                                                      109,494,623
                                                                              ---------------

LIABILITIES
Payables and other accrued liabilities:
   Investment securities purchased                                                  8,717,025
   Capital shares redeemed                                                            163,911
   Advisory fees                                                                       82,585
   Shareholder servicing fees                                                          13,837
   Accounting fees                                                                      8,259
   Distribution fees                                                                   32,149
   Transfer agency fees                                                                36,097
   Custodian fees                                                                      34,377
   India and Thailand taxes                                                            27,299
   Other                                                                              116,594
                                                                              ---------------
Total Liabilities                                                                   9,232,133
                                                                              ---------------
Net Assets                                                                    $   100,262,490
                                                                              ===============

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                       $   228,185,514
Accumulated net investment loss                                                      (486,071)
Accumulated net realized loss from security transactions
 (net of foreign taxes paid on Thailand and Indian
 investments of $159,639 and $388,198, respectively)                             (130,128,412)
Net unrealized appreciation on investments
 and foreign currency translation                                                   2,691,459
                                                                              ---------------
Total                                                                         $   100,262,490
                                                                              ===============

CLASS A
Net Assets                                                                    $    17,732,437
Shares Outstanding                                                                  1,045,527
Net Asset Value, Redemption Price Per Share                                   $         16.96
Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                                $         17.99

CLASS B
Net Assets                                                                    $    15,629,476
Shares Outstanding                                                                    964,072
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                       $         16.21

CLASS C
Net Assets                                                                    $     7,088,930
Shares Outstanding                                                                    437,617
Net Asset Value, Offering and Redemption Price (excluding
 applicable contingent deferred sales charge) Per Share                       $         16.20

CLASS F
Net Assets                                                                    $    59,219,795
Shares Outstanding                                                                  3,490,198
Net Asset Value, Offering and Redemption Price Per Share                      $         16.97

CLASS R
Net Assets                                                                    $       168,267
Shares Outstanding                                                                     10,186
Net Asset Value, Offering and Redemption Price Per Share                      $         16.52

CLASS T
Net Assets                                                                    $       423,585
Shares Outstanding                                                                     26,141
Net Asset Value, Redemption Price Per Share                                   $         16.20
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)                                $         16.96

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                     $       920,276
Interest                                                                               56,222
Foreign taxes withheld                                                                (92,719)
                                                                              ---------------
Total Investment Income                                                               883,779
                                                                              ---------------
EXPENSES
Advisory fees--Note 2                                                                 583,599
Shareholder servicing fees--Note 2                                                     88,181
Accounting fees--Note 2                                                                58,360
Distribution fees--Note 2                                                             185,213
Transfer agency fees--Note 2                                                           76,746
Registration fees                                                                      29,240
Postage and mailing expenses                                                            5,675
Custodian fees and expenses--Note 2                                                   248,201
Printing expenses                                                                      26,230
Legal and audit fees                                                                   21,854
Directors' fees and expenses--Note 2                                                   10,600
Other expenses                                                                         42,586
                                                                              ---------------
  Total Expenses                                                                    1,376,485
  Earnings Credits                                                                     (4,621)
  Reimbursed/Waived Expenses                                                          (81,085)
  Expense Offset to Broker Commissions                                                 (4,865)
                                                                              ---------------
  Net Expenses                                                                      1,285,914
                                                                              ---------------
Net Investment Loss                                                                  (402,135)
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security Transactions (net of foreign taxes paid on Thailand and
   Indian investments of $159,639 and $388,198, respectively)                       9,164,845
  Foreign Currency Transactions                                                       (21,558)
                                                                              ---------------
Net Realized Gain                                                                   9,143,287
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                                   (7,901,612)
                                                                              ---------------
Net Realized and Unrealized Gain                                                    1,241,675
                                                                              ---------------
Net Increase in Net Assets Resulting from Operations                          $       839,540
                                                                              ===============

     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                         6/30/05            12/31/04
OPERATIONS
Net Investment Loss                                                 $        (402,135)   $    (1,171,904)
Net Realized Gain on Security and Foreign
 Currency Transactions                                                      9,143,287         20,009,742
Net Change in Unrealized Appreciation/Depreciation
 of Investments and Foreign Currency Translation                           (7,901,612)        (1,026,156)
                                                                    -----------------    ---------------
Net Increase in Net Assets Resulting from Operations                          839,540         17,811,682
                                                                    -----------------    ---------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                  (2,181,471)        (9,809,094)
  Class B                                                                  (2,453,343)        (2,918,121)
  Class C                                                                  (3,194,035)        (1,725,859)
  Class F                                                                 (16,895,807)       (14,537,401)
  Class R                                                                     (28,230)            22,994
  Class T                                                                     (92,891)           (87,939)
                                                                    -----------------    ---------------
Net Decrease from Capital Share Transactions                              (24,845,777)       (29,055,420)
                                                                    -----------------    ---------------
Net Decrease in Net Assets                                                (24,006,237)       (11,243,738)
                                                                    -----------------    ---------------

NET ASSETS
Beginning of period                                                 $     124,268,727    $   135,512,465
                                                                    -----------------    ---------------
End of period                                                       $     100,262,490    $   124,268,727
                                                                    =================    ===============

Accumulated Net Investment Loss                                     $        (486,071)   $       (83,936)

     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                        SIX MONTHS                              YEAR ENDED
                                                      ENDED JUNE 30,                           DECEMBER 31,
                                                           2005             2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.76     $    14.24       $     8.14     $     9.68     $    14.18
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   (0.05)(a)      (0.11)(a)         0.10          (0.16)         (0.14)
Net realized and unrealized gains
 (losses) on securities                                         0.25           2.63             6.00          (1.38)         (4.36)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.20           2.52             6.10          (1.54)         (4.50)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.96     $    16.76       $    14.24     $     8.14     $     9.68
                                                     =============================================================================

TOTAL RETURN(b)                                                 1.19%         17.70%           74.94%        (15.91%)       (31.74%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $        17,732     $   19,726       $   27,252     $    9,422     $   14,033
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.07%          1.92%            2.45%          2.24%          1.88%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.05%          1.92%            2.45%          2.24%          1.87%
Net investment loss                                            (0.54%)        (0.77%)          (0.83%)        (0.80%)        (0.26%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.21% (2005), 2.02% (2004), 2.54%
     (2003), 2.27% (2002), AND 1.88% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                               YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.09     $    13.79       $     7.95     $     9.54     $    14.08
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.12)(a)      (0.23)(a)        (0.31)         (0.29)         (0.18)
Net realized and unrealized gains
 (losses) on securities                                         0.24           2.53             6.15          (1.30)         (4.36)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.12           2.30             5.84          (1.59)         (4.54)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.21     $    16.09       $    13.79     $     7.95     $     9.54
                                                     =============================================================================

TOTAL RETURN(b)                                                 0.75%         16.68%           73.46%        (16.67%)       (32.24%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $        15,629     $   17,917       $   18,198     $   12,810     $   19,661
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.94%          2.79%            3.30%          3.09%          2.66%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.92%          2.78%            3.29%          3.09%          2.64%
Net investment loss                                            (1.43%)        (1.63%)          (1.44%)        (1.64%)        (1.06%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 3.08% (2005), 2.89% (2004), 3.38%
     (2003), 3.12% (2002), AND 2.66% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

     SEE NOTES TO FINANCIAL STATEMENTS.

                                                       SIX MONTHS                                YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.07     $    13.76       $     7.93     $     9.52     $    14.06
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.11)(a)      (0.22)(a)        (0.01)         (0.35)         (0.22)
Net realized and unrealized gains
 (losses) on securities                                         0.24           2.53             5.84          (1.24)         (4.32)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.13           2.31             5.83          (1.59)         (4.54)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.20     $    16.07       $    13.76     $     7.93     $     9.52
                                                     =============================================================================

TOTAL RETURN(b)                                                 0.81%         16.79%           73.52%        (16.70%)       (32.29%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $         7,089     $   10,249       $   10,639     $    5,268     $    8,928
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.88%          2.71%            3.25%          3.06%          2.67%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.87%          2.70%            3.25%          3.05%          2.65%
Net investment loss                                            (1.37%)        (1.55%)          (1.43%)        (1.58%)        (1.08%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 3.02% (2005), 2.81% (2004), 3.34%
     (2003), 3.08% (2002), AND 2.67% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                               YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.76     $    14.24       $     8.13     $     9.67     $    14.17
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.04)(a)      (0.11)(a)        (0.14)         (0.23)         (0.22)
Net realized and unrealized gains
 (losses) on securities                                         0.25           2.63             6.25          (1.31)         (4.28)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.21           2.52             6.11          (1.54)         (4.50)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.97     $    16.76       $    14.24     $     8.13     $     9.67
                                                     =============================================================================

TOTAL RETURN                                                    1.25%         17.70%           75.15%        (15.93%)       (31.76%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $        59,220     $   75,677       $   78,759     $   50,742     $   78,574
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)                    2.01%          1.90%            2.31%          2.18%          1.92%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         1.99%          1.89%            2.31%          2.18%          1.90%
Net investment loss                                            (0.47%)        (0.75%)          (0.45%)        (0.74%)        (0.30%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.15% (2005), 2.00% (2004), 2.40%
     (2003), 2.21% (2002), AND 1.92% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS                              YEAR ENDED
                                                      ENDED JUNE 30,                            DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.31     $    13.82       $     7.87     $     9.56     $    14.22
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                   (0.03)(a)      (0.07)(a)         0.54          (0.81)         (0.17)
Net realized and unrealized gains
 (losses) on securities                                         0.24           2.56             5.41          (0.88)         (4.49)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.21           2.49             5.95          (1.69)         (4.66)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.52     $    16.31       $    13.82     $     7.87     $     9.56
                                                     =============================================================================

TOTAL RETURN                                                    1.29%         18.02%           75.60%        (17.68%)       (32.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $           168     $      190       $      142     $       37     $       76
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(c)                    1.89%          1.68%            2.08%          3.94%          1.86%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         1.87%          1.68%            2.07%          3.91%          1.84%
Net investment loss                                            (0.42%)        (0.51%)          (0.32%)        (2.20%)        (0.08%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.03% (2005), 1.79% (2004), 2.17%
     (2003), 4.65% (2002), AND 2.78% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                       SIX MONTHS                                YEAR ENDED
                                                      ENDED JUNE 30,                             DECEMBER 31,
                                                          2005              2004             2003           2002          2001
                                                     ---------------     ---------------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                 $         16.05     $    13.70       $     7.87     $     9.50     $    14.14
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                            (0.08)(a)      (0.17)(a)        (0.24)         (0.45)         (0.22)
Net realized and unrealized gains
 (losses) on securities                                         0.23           2.52             6.07          (1.18)         (4.42)
                                                     -----------------------------------------------------------------------------
Total from investment operations                                0.15           2.35             5.83          (1.63)         (4.64)
----------------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                      0.00           0.00             0.00           0.00           0.00
From net realized gains                                         0.00           0.00             0.00           0.00           0.00
                                                     -----------------------------------------------------------------------------
Total distributions                                             0.00           0.00             0.00           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                       $         16.20     $    16.05       $    13.70     $     7.87     $     9.50
                                                     =============================================================================

TOTAL RETURN(b)                                                 0.93%         17.15%           74.08%        (17.16%)       (32.82%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                     $           424     $      510       $      522     $      345     $      538
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements, but
 no earnings credits or brokerage offsets(d)                    2.52%          2.37%            3.07%          4.03%          3.16%
Expenses with reimbursements,
 earnings credits and brokerage offsets                         2.50%          2.36%            3.07%          4.03%          3.14%
Net investment loss                                            (1.02%)        (1.21%)          (1.06%)        (2.69%)        (1.60%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                       682%           648%             707%           495%           704%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.66% (2005), 2.47% (2004), 3.16%
     (2003), 4.05% (2002), AND 3.16% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Passport Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2005 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $31,810 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $6,490 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                                            TRANSFER
                                                           AGENCY FEES
     -----------------------------------------------------------------
     Class A                                                $  15,184
     Class B                                                $  23,939
     Class C                                                $   9,647
     Class R                                                $     210
     Class T                                                $     857

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,487 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $20,419 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended June 30, 2005, Class F shares were charged $89,300 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                           DISTRIBUTION     SHAREHOLDER
                                               FEES        SERVICING FEES
     --------------------------------------------------------------------
     Class A                                   N/A           $  24,007
     Class B                                $  63,794        $  21,264
     Class C                                $  31,529        $  10,510
     Class T                                $     590        $     590

During the six months ended June 30, 2005, DSC retained $1,361 in sales commissions from the sales of Class A shares. DSC also retained $26,389 and $1,684 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of 0.10% of the average daily net assets of the Fund on the first $500 million, 0.065% of the average daily net assets of the Fund on the next $500 million and 0.02% of the average daily net assets of the Fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

        TIME PERIOD                                      AMOUNT OF WAIVER
     --------------------------------------------------------------------
     9/1/04 to 8/31/05                                     $  200,000
     9/1/05 to 8/31/06                                     $  200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $81,085, which reduced the amount paid to Mellon Bank to $167,116.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

     EXPIRATION                                                AMOUNT
     --------------------------------------------------------------------
        2008                                               $   17,533,320
        2009                                               $  109,892,631
        2010                                               $   11,833,084
                                                           --------------
                                                           $  139,259,035
                                                           ==============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

     Post-October Capital Loss Deferral                    $       50,886
     Federal Tax Cost                                      $   99,471,809
     Gross Tax Appreciation of Investments                 $    5,376,592
     Gross Tax Depreciation of Investments                 $   (2,763,784)
     Net Tax Appreciation                                  $    2,612,808

Certain foreign countries impose a tax on capital gains, which is accrued by the Fund based on unrealized appreciation on affected securities. This unrealized appreciation is not included in the table above. The tax is paid when the gain is realized.

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 400 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                         SIX MONTHS ENDED                       YEAR ENDED
                                             6/30/2005                          12/31/2004
                                        SHARES         AMOUNT              SHARES          AMOUNT
CLASS A

Sold                                    205,498    $    3,541,140           871,718    $   12,893,364
Redeemed                               (337,146)   $   (5,722,611)       (1,608,411)   $  (22,702,458)
                                     ----------------------------------------------------------------
Net Decrease                           (131,648)   $   (2,181,471)         (736,693)   $   (9,809,094)
                                     ================================================================
CLASS B

Sold                                      9,390    $      153,895            40,534    $      591,588
Redeemed                               (159,027)   $   (2,607,238)         (246,693)   $   (3,509,709)
                                     ----------------------------------------------------------------
Net Decrease                           (149,637)   $   (2,453,343)         (206,159)   $   (2,918,121)
                                     ================================================================
CLASS C

Sold                                     30,620    $      518,072           156,715    $    2,350,643
Redeemed                               (230,774)   $   (3,712,107)         (291,948)   $   (4,076,502)
                                     ----------------------------------------------------------------
Net Decrease                           (200,154)   $   (3,194,035)         (135,233)   $   (1,725,859)
                                     ================================================================
CLASS F

Sold                                    260,099    $    4,469,131           925,441    $   13,691,198
Redeemed                             (1,284,998)   $  (21,364,938)       (1,942,721)   $  (28,228,599)
                                     ----------------------------------------------------------------
Net Decrease                         (1,024,899)   $  (16,895,807)       (1,017,280)   $  (14,537,401)
                                     ================================================================
CLASS R

Sold                                      1,286    $       21,000            19,297    $      276,727
Redeemed                                 (2,747)   $      (49,230)          (17,956)   $     (253,733)
                                     ----------------------------------------------------------------
Net Increase (Decrease)                  (1,461)   $      (28,230)            1,341    $       22,994
                                     ================================================================
CLASS T

Sold                                          0    $            0             2,301    $       33,146
Redeemed                                 (5,631)   $      (92,891)           (8,628)   $     (121,085)
                                     ----------------------------------------------------------------
Net Decrease                             (5,631)   $      (92,891)           (6,327)   $      (87,939)
                                     ================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $400,710,058 and $422,477,913, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
PASSPORT FUND                           DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0281SA0605

        Dreyfus Founders
        Worldwide Growth Fund




        SEMIANNUAL REPORT     June 30, 2005



[LION GRAPHIC]








                                                YOU, YOUR ADVISOR AND
                                                (R) [DREYFUS LOGO]
                                                A MELLON FINANCIAL COMPANY (SM)

TABLE OF CONTENTS

Management Overview                                                     3
Fund Expenses                                                          10
Statement of Investments                                               12
Statement of Assets and Liabilities                                    20
Statement of Operations                                                22
Statements of Changes in Net Assets                                    23
Financial Highlights                                                   24
Notes to Financial Statements                                          30

        -----------------------------------------------------------
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        online as soon as it's available.  Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.
        -----------------------------------------------------------





INVESTMENT MANAGER                         DISTRIBUTOR
Founders Asset Management LLC              Dreyfus Service Corporation
A MELLON FINANCIAL COMPANY(SM)             200 Park Avenue
210 University Boulevard, Suite 800        New York, NY 10166
Denver, CO 80206

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Founders or any other person in the Founders organization. Any such views are subject to change at any time based upon market or other conditions and Founders disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus Founders Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus Founders Fund. Companies appearing in bold print on pages 3-9 were owned by the Fund on June 30, 2005. The amounts of these holdings are included in the Statement of Investments.

             NOT FDIC-INSURED - NOT BANK-GUARANTEED - MAY LOSE VALUE

MANAGEMENT OVERVIEW

[PHOTO OF REMI J. BROWNE]
[PHOTO OF DANIEL B. LEVAN]
[PHOTO OF JEFFREY R. SULLIVAN]
[PHOTO OF JOHN B. JARES]

A DISCUSSION WITH CO-PORTFOLIO MANAGERS REMI J. BROWNE, CFA, LEFT; DANIEL B. LEVAN, CFA, SECOND FROM LEFT; JEFFREY R. SULLIVAN, CFA, THIRD FROM LEFT; AND JOHN B. JARES, CFA, RIGHT, REGARDING FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005.

A MIXED ECONOMIC ENVIRONMENT
During the first six months of 2005, the United States contributed positively to the worldwide investing environment through such factors as strong domestic consumer demand, solid corporate earnings growth, a strengthening U.S. dollar and lower unemployment. China's increased demand for goods also injected the global economy, and inflation, in general, remained steady.

   However, crude oil prices continued to skyrocket during the period, reaching over $60 per barrel. Although many energy companies and resource-rich countries benefited from high oil prices and high demand, this increase created a tax on growth throughout the world. The Federal Reserve in the United States continued its monetary tightening policy, which also weighed on investor activity. Structural economic problems plagued the Euro area, and Western European countries continued to struggle with increased competition. Mixed Japanese economic data also caused investor concern during the period.

   For the six months ended June 30, 2005, Dreyfus Founders Worldwide Growth Fund underperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World Index, which returned -0.70% for the same period. The Fund's return compared more favorably(1) to that of the MSCI World Growth Index, which returned -1.33%.

----------
(1) Excluding sales charges, which result in lower returns for certain share classes. Please see page 7 for Average Annual and Year-to-Date Total Returns for all share classes, including and excluding sales charges.

   The MSCI World Growth Index measures global developed market equity performance of growth securities. The total return figures cited for this index assume change in share price and reinvestment of dividends after the deduction of local taxes, but do not reflect the costs of managing a mutual fund.

STOCK-BY-STOCK BASIS
Our strategy in assembling the portfolio during the period remained consistent; we continued to analyze stocks on a company-by-company basis for possible inclusion in the Fund, rather than focusing on sector or country weightings.

U.S., EUROPEAN AND AUSTRALIAN STOCKS AIDED PERFORMANCE
Solid stock selection in the U.S. positively impacted Fund performance during the reporting period. Likewise, France, Germany, Australia and Finland buoyed the Fund's return, due primarily to strong selection of stocks within each respective country. Australia fueled the Fund's return as OIL SEARCH LIMITED benefited from the high energy price environment and better-than-expected drilling results in its Yemeni oil field. Finnish utilities stock FORTUM OYJ gained nearly 20% during the Fund's holding period, helping the Fund's position in Finland outperform.

   Strong company-specific performance in the information technology sector was the chief contributor to the Fund's six-month return. Information technology stocks were among the Fund's top performers overall, with APPLE COMPUTER, INC., TEXAS INSTRUMENTS, INC. and INTEL CORPORATION leading the pack. Apple experienced outstanding growth in revenue as well as earnings per share (EPS) driven by the popularity of the company's iPod and Macintosh products. Strong demand for mobile telephone handsets drove strong demand for semiconductors and chipsets produced by Texas Instruments. Improved demand trends also lifted the company's gross and operating margins. Intel's processor unit was driven by strong demand for notebook computers. The company saw a rebound in revenue growth and improved gross and operating margin trends as a result of this demand.

   TOP 3 PERFORMING SECTORS IN THE FUND

   Information Technology
   Consumer Discretionary
   Telecommunications Services

[SIDENOTE]

"ALTHOUGH MANY ENERGY COMPANIES AND RESOURCE-RICH COUNTRIES BENEFITED FROM HIGH OIL PRICES AND HIGH DEMAND, THIS INCREASE CREATED A TAX ON GROWTH THROUGHOUT THE WORLD."

   Fund holdings within the consumer discretionary sector aided relative Fund performance as well. Propelled mainly by the strong consumer spending environment within the United States, issues such as GILLETTE COMPANY outperformed. Gillette's stock price was also boosted by an acquisition offer by personal care manufacturing giant, Procter & Gamble Company.

   Strong stock selection in the telecommunications services sector also produced a positive effect on the Fund's relative return for the period. TELUS CORPORATION outperformed due to excellent results reported in early May, citing strong wireless sales. Mobile phone provider NOKIA OYJ also performed strongly during the period.

   Healthcare holding GENENTECH, INC., industrials' AMR CORPORATION, and consumer staples issue SAFEWAY, INC. were other notable performers during the period. Genentech's stock performance was driven by solid sales and expanded uses for its cancer drugs, Avastin(TM) and Herceptin(R). The shares of AMR, parent company of American Airlines, were lifted due to strong consumer travel demand and increased fares due to high energy prices. Safeway's stock price also increased during the period.

   LARGEST EQUITY HOLDINGS (country of origin; ticker symbol)

     1. ROYAL CARIBBEAN CRUISES LIMITED (United States; RCL)    2.04%
     2. JOHNSON & JOHNSON (United States; JNJ)                  1.86%
     3. COLGATE-PALMOLIVE COMPANY (United States; CL)           1.83%
     4. VODAFONE GROUP PLC (United Kingdom; VOD)                1.82%
     5. EMC CORPORATION (United States; EMC)                    1.70%
     6. WYETH (United States; WYE)                              1.69%
     7. MAXIM INTEGRATED PRODUCTS, INC. (United States; MXIM)   1.59%
     8. INTEL CORPORATION (United States; INTC)                 1.50%
     9. SAFEWAY, INC. (United States; SWY)                      1.38%
    10. GENERAL ELECTRIC COMPANY (United States; GE)            1.26%

Portfolio holdings are subject to change, and should not be construed as a recommendation of any security.

GROWTH OF $10,000 INVESTMENT

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1-800-525-2440 TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE DATA.

[CHART]
                 Dreyfus Founders
                 Worldwide Growth Fund    MSCI World
                 Class F Shares           Index
06/30/1995       $10,000.00               $10,000.00
06/28/1996       $12,015.05               $11,844.11
06/30/1997       $13,607.92               $14,482.20
06/30/1998       $15,643.94               $16,948.40
06/30/1999       $15,762.87               $19,603.86
06/30/2000       $21,319.62               $21,994.19
06/29/2001       $14,276.51               $17,530.11
06/28/2002       $10,811.87               $14,862.74
06/30/2003       $10,316.92               $14,509.88
06/30/2004       $12,890.65               $17,992.73
06/30/2005       $14,001.53               $19,801.25

The above graph compares a $10,000 investment made in Class F shares of Dreyfus Founders Worldwide Growth Fund on 6/30/95 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund offers multiple classes of shares. Performance shown is for Class F, which is open only to grandfathered investors. The Fund's performance in the graph takes into account all applicable Class F fees and expenses, subject to applicable fee waivers. THESE FIGURES DO NOT REFLECT THE MAXIMUM SALES CHARGES APPLICABLE TO CLASS A, B, C, OR T SHARES OF THE FUND. FOR THESE SHARE CLASSES, APPLYING THESE CHARGES WILL RESULT IN LOWER RETURNS FOR INVESTORS.

The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The total return figures cited for this index assume change in security prices and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Further information related to Fund performance is contained elsewhere in this report.

   AVERAGE ANNUAL AND YEAR-TO DATE TOTAL RETURN as of 6/30/05

                                          YEAR-TO-         1         5          10          SINCE
   CLASS (INCEPTION DATE)                  DATE+          YEAR     YEARS       YEARS      INCEPTION
   ------------------------------------------------------------------------------------------------
   A SHARES (12/31/99)
   With sales charge (5.75%)               (6.69%)        2.34%    (9.28%)       --        (9.08%)
   Without sales charge                    (1.01%)        8.55%    (8.20%)       --        (8.09%)

   B SHARES (12/31/99)
   With redemption*                        (5.32%)        3.71%    (9.13%)       --        (8.89%)
   Without redemption                      (1.38%)        7.71%    (8.84%)       --        (8.76%)

   C SHARES (12/31/99)
   With redemption**                       (2.31%)        6.78%    (9.18%)       --        (9.09%)
   Without redemption                      (1.32%)        7.78%    (9.18%)       --        (9.09%)

   F SHARES (12/29/89)                     (1.01%)        8.62%    (8.07%)     3.42%        7.12%

   R SHARES (12/31/99)                     (0.76%)        9.13%    (7.69%)       --        (7.64%)

   T SHARES (12/31/99)
   With sales charge (4.50%)               (5.71%)        3.21%   (10.10%)       --        (9.89%)
   Without sales charge                    (1.24%)        8.08%    (9.27%)       --        (9.13%)

Average annual and year-to-date total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, but do reflect the reinvestment of dividends and capital gain distributions, fee waivers for certain share classes, and adjustments for financial statement purposes. Part of the Fund's historical performance is due to the purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance. Investments in foreign securities entail unique risks, including political, market, and currency risks.

* The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years, at which time the Class B shares convert to Class A shares.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
+  Total return is not annualized.

WEAK STOCK SELECTION HAMPERED RETURN
   On a country basis, the largest drag on performance during the period came from the United Kingdom, primarily due to poor stock selection. VODAFONE GROUP PLC and SABMILLER PLC were the main detractors for the Fund from this country. Vodafone's stock dropped due to increased competition, lower product pricing and shrinking margins. The company's Japanese subsidiary, Vodafone K.K., reported another weak quarter as well. SABMiller fell on poor U.S. beer sales and continued merger and acquisition speculation.

   Additionally, holdings in the Netherlands, Canada and Belgium detracted from performance due to company-specific disappointments.

   Within the benchmark, energy was the strongest performing sector during the period, as exploration and production and oil services stocks did particularly well, driven by rising oil prices and limited refining capacity. Although numerous energy stocks performed well for the Fund, it held a relative underweight position in this sector, which, paired with overall weak stock selection, detracted from the Fund's relative return for the period.

   BOTTOM 3 PERFORMING SECTORS IN THE FUND

   Energy
   Utilities
   Financials

[CHART]

   PORTFOLIO COMPOSITION OF NET ASSETS

   United States          52.06%
   United Kingdom         10.33%
   Japan                   9.62%
   France                  5.12%
   Germany                 3.54%
   Switzerland             3.41%
   Canada                  2.29%
   Italy                   1.95%
   Other Countries        11.17%
   Cash & Equivalents      0.51%

The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security. Opinions regarding sectors, industries, companies, and/or themes are those of the portfolio managers and are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security.

   An underweight position in utilities and poor stock selection in financials also produced a drag on the Fund's return.

   Some of the names that detracted from Fund performance came from a variety of sectors. Poor execution, disappointing margin trends, and difficulties with certain projects overshadowed strong bookings and revenue growth for Accenture Limited. W.W. GRAINGER, INC. exhibited sluggish sales trends and lower earnings expectations. Despite strong demand trends, ROYAL CARIBBEAN CRUISES LIMITED came in well below consensus earnings estimates for the fourth quarter of 2004, which were reported in February of 2005. Additionally, high fuel prices and a lack of cost controls were the major variances that led to the company's poor results. Trend Micro, Inc., a Japanese developer of anti-virus software, fell on Microsoft's announcement that it will be packaging a competitor's anti-virus software with its operating system. Manpower, Inc. and JETBLUE AIRWAYS CORPORATION underperformed for the period as well.

IN CONCLUSION
The Fund's strategy remains unchanged. We will continue to use a bottom-up, fundamentally based research approach to seek companies that may exhibit revenue and earnings growth, and that are characterized by valuations that make sense compared to the market, the peer group and their growth rates.


/s/ Remi J. Browne                              /s/ Daniel B. LeVan

Remi J. Browne, CFA                             Daniel B. LeVan, CFA
Co-Portfolio Manager                            Co-Portfolio Manager


/s/ Jeffrey R. Sullivan                         /s/ John B. Jares

Jeffrey R. Sullivan, CFA                        John B. Jares, CFA
Co-Portfolio Manager                            Co-Portfolio Manager

FUND EXPENSES
(UNAUDITED)

As a shareholder of the Fund, depending on the class of shares of the Fund you own, you incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges; and (2) ongoing costs, including management fees, Rule 12b-1 fees, shareholder services fees, and other expenses. The expense example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The expense example is based on an investment of $1,000 on January 1, 2005 and held through June 30, 2005.

ACTUAL EXPENSES The numbers included in the expense example in the rows with the word "Actual" in the title provide information about actual account values and actual expenses. You may use this information to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number under the column heading entitled "Expenses Paid During Period" for the class of shares you own to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES The numbers included in the expense example in the rows with the word "Hypothetical" in the title provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the hypothetical expenses in the expense example for the class of shares you own with the hypothetical expenses that appear in the shareholder reports of other funds.

Please note that the expenses shown in the expense example are meant to highlight your ongoing costs only and do not reflect the transaction costs described above. Therefore, the hypothetical expenses in the expense example are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLE

                            BEGINNING          ENDING           EXPENSES PAID
                          ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*
                            (1/1/05)          (6/30/05)       (1/1/05-6/30/05)
--------------------------------------------------------------------------------
CLASS A ACTUAL             $ 1,000.00        $   980.49            $  9.37
CLASS A HYPOTHETICAL         1,000.00          1,015.26               9.54

CLASS B ACTUAL               1,000.00            973.21              13.00
CLASS B HYPOTHETICAL         1,000.00          1,011.54              13.25

CLASS C ACTUAL               1,000.00            973.84              12.91
CLASS C HYPOTHETICAL         1,000.00          1,011.64              13.15

CLASS F ACTUAL               1,000.00            980.71               9.18
CLASS F HYPOTHETICAL         1,000.00          1,015.46               9.34

CLASS R ACTUAL               1,000.00            985.27               7.11
CLASS R HYPOTHETICAL         1,000.00          1,017.57               7.23

CLASS T ACTUAL               1,000.00            976.22              11.33
CLASS T HYPOTHETICAL         1,000.00          1,013.25              11.55

   *Expenses are equal to each Class's respective annualized expense ratio, shown below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE RATIOS
These expense ratios reflect reimbursements and/or waivers of expenses by the Fund's investment adviser or its affiliates, earnings credits and brokerage offsets, where applicable.

                                              EXPENSE RATIO
--------------------------------------------------------------------------------
CLASS A                                           1.90%
CLASS B                                           2.64%
CLASS C                                           2.62%
CLASS F                                           1.86%
CLASS R                                           1.44%
CLASS T                                           2.30%

STATEMENT OF INVESTMENTS
June 30, 2005 (UNAUDITED)

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (DOMESTIC)--52.1%
AIRLINES--1.9%
          57,675   AMR Corporation*                                               $          698,438
          41,075   JetBlue Airways Corporation*                                              839,573
                                                                                  ------------------
                                                                                           1,538,011
                                                                                  ------------------
APPLICATION SOFTWARE--1.0%
         22,825    Autodesk, Inc.                                                            784,495
                                                                                  ------------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
           8,825   Northern Trust Corporation                                                402,332
                                                                                  ------------------
BIOTECHNOLOGY--1.9%
           5,325   Amgen, Inc.*                                                              321,950
           9,000   Genentech, Inc.*                                                          722,520
          17,700   MedImmune, Inc.*                                                          472,944
                                                                                  ------------------
                                                                                           1,517,414
                                                                                  ------------------
BROADCASTING & CABLE TV--2.6%
          19,275   Clear Channel Communications, Inc.                                        596,176
          25,300   Comcast Corporation Special Class A*                                      757,735
          17,350   EchoStar Communications Corporation                                       523,103
           7,300   XM Satellite Radio Holdings, Inc. Class A*                                245,718
                                                                                  ------------------
                                                                                           2,122,732
                                                                                  ------------------
COMMUNICATIONS EQUIPMENT--1.9%
          47,275   Cisco Systems, Inc.*                                                      903,425
           8,825   Juniper Networks, Inc.*                                                   222,214
          22,575   Motorola, Inc.                                                            412,220
                                                                                  ------------------
                                                                                           1,537,859
                                                                                  ------------------
COMPUTER & ELECTRONICS RETAIL--0.3%
           3,775   Best Buy Company, Inc.                                                    258,776
                                                                                  ------------------

GUIDE TO UNDERSTANDING FOREIGN HOLDINGS
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU   Australia
BD   Bermuda
BE   Belgium
CA   Canada
CN   China
DE   Denmark
FI   Finland
FR   France
GE   Germany
GR   Greece
HK   Hong Kong
ID   Indonesia
IN   India
IT   Italy
JA   Japan
KR   South Korea
MA   Malaysia
NE   Netherlands
NW   Norway
PH   Philippines
SG   Singapore
SP   Spain
SW   Sweden
SZ   Switzerland
TH   Thailand
TU   Turkey
TW   Taiwan
UK   United Kingdom

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--1.2%
          27,175   Apple Computer, Inc.*                                          $        1,000,312
                                                                                  ------------------
COMPUTER STORAGE & PERIPHERALS--1.7%
          99,550   EMC Corporation*                                                        1,364,831
                                                                                  ------------------
CONSUMER ELECTRONICS--0.4%
           3,900   Harman International Industries, Inc.                                     317,304
                                                                                  ------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
          18,450   Automatic Data Processing, Inc.                                           774,347
                                                                                  ------------------
DEPARTMENT STORES--1.1%
          15,425   Kohl's Corporation*                                                       862,412
                                                                                  ------------------
FOOD RETAIL--1.4%
          49,000   Safeway, Inc.                                                           1,106,910
                                                                                  ------------------
GENERAL MERCHANDISE STORES--2.3%
          42,950   Dollar General Corporation                                                874,462
          17,425   Target Corporation                                                        948,094
                                                                                  ------------------
                                                                                           1,822,556
                                                                                  ------------------
HEALTHCARE DISTRIBUTORS--0.5%
          10,275   Henry Schein, Inc.*                                                       426,618
                                                                                  ------------------
HEALTHCARE FACILITIES--0.9%
          13,750   Triad Hospitals, Inc.*                                                    751,300
                                                                                  ------------------
HEALTHCARE SUPPLIES--0.9%
          14,450   Charles River Laboratories International, Inc.*                           697,213
                                                                                  ------------------
HOTELS, RESORTS & CRUISE LINES--0.9%
          12,450   Carnival Corporation                                                      679,148
                                                                                  ------------------
HOUSEHOLD PRODUCTS--2.6%
          10,700   Clorox Company                                                            596,204
          29,425   Colgate-Palmolive Company                                               1,468,602
                                                                                  ------------------
                                                                                           2,064,806
                                                                                  ------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
          11,875   Monster Worldwide, Inc.*                                                  340,575
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--1.3%
          29,125   General Electric Company                                                1,009,181
                                                                                  ------------------
INTEGRATED OIL & GAS--1.3%
           4,050   ConocoPhillips                                                            232,835
          13,950   ExxonMobil Corporation                                                    801,707
                                                                                  ------------------
                                                                                           1,034,542
                                                                                  ------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
           6,925   Alltel Corporation                                                        431,289
                                                                                  ------------------
INTERNET SOFTWARE & SERVICES--0.6%
          14,825   Yahoo!, Inc.*                                                             513,686
                                                                                  ------------------
INVESTMENT BANKING & BROKERAGE--0.5%
           4,050   Goldman Sachs Group, Inc.                                                 413,181
                                                                                  ------------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
LEISURE FACILITIES--2.0%
          33,800   Royal Caribbean Cruises Limited                                $        1,634,568
                                                                                  ------------------
MOVIES & ENTERTAINMENT--0.9%
           7,425   DreamWorks Animation SKG, Inc.*                                           194,535
          21,850   Walt Disney Company                                                       550,183
                                                                                  ------------------
                                                                                             744,718
                                                                                  ------------------
MULTI-LINE INSURANCE--0.4%
           5,200   American International Group, Inc.                                        302,120
                                                                                  ------------------
PERSONAL PRODUCTS--1.3%
           7,150   Avon Products, Inc.                                                       270,628
          15,400   Gillette Company                                                          779,702
                                                                                  ------------------
                                                                                           1,050,330
                                                                                  ------------------
PHARMACEUTICALS--6.9%
          18,850   Abbott Laboratories                                                       923,839
           5,425   Eli Lilly and Company                                                     302,227
          22,975   Johnson & Johnson                                                       1,493,375
          29,125   MGI Pharma, Inc.*                                                         633,760
          29,106   Pfizer, Inc.                                                              802,743
          30,450   Wyeth                                                                   1,355,025
                                                                                  ------------------
                                                                                           5,510,969
                                                                                  ------------------
RAILROADS--0.8%
           9,375   Union Pacific Corporation                                                 607,500
                                                                                  ------------------
SEMICONDUCTORS--6.0%
          26,100   Broadcom Corporation*                                                     926,811
          46,050   Intel Corporation                                                       1,200,063
          22,425   Linear Technology Corporation                                             822,773
          33,225   Maxim Integrated Products, Inc.                                         1,269,527
          20,225   Texas Instruments, Inc.                                                   567,716
                                                                                  ------------------
                                                                                           4,786,890
                                                                                  ------------------
SPECIALTY CHEMICALS--0.8%
          10,850   Sigma-Aldrich Corporation                                                 608,034
                                                                                  ------------------
SPECIALTY STORES--0.3%
           7,025   PETsMART, Inc.                                                            213,209
                                                                                  ------------------
SYSTEMS SOFTWARE--1.8%
          24,900   Microsoft Corporation                                                     618,516
          36,875   Symantec Corporation*                                                     801,663
                                                                                  ------------------
                                                                                           1,420,179
                                                                                  ------------------
THRIFTS & MORTGAGE FINANCE--0.8%
          16,725   The PMI Group, Inc.                                                       651,941
                                                                                  ------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
           7,150   W.W. Grainger, Inc.                                                       391,749
                                                                                  ------------------
TOTAL COMMON STOCKS (DOMESTIC)
(COST--$38,245,835)                                                                       41,694,037
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (FOREIGN)--47.3%
AEROSPACE & DEFENSE--0.2%
          30,300   BAE Systems PLC (UK)                                           $          155,816
                                                                                  ------------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
          26,000   Burberry Group PLC (UK)                                                   188,210
          17,400   Compagnie Financiere Richemont AG (SZ)                                    585,205
           9,800   Gildan Activewear, Inc. (CA)*                                             256,918
                                                                                  ------------------
                                                                                           1,030,333
                                                                                  ------------------
APPLICATION SOFTWARE--0.8%
          63,600   Sage Group PLC (UK)                                                       254,981
           2,010   SAP AG (GE)                                                               351,014
                                                                                  ------------------
                                                                                             605,995
                                                                                  ------------------
AUTOMOBILE MANUFACTURERS--1.9%
          12,100   Honda Motor Company Limited (JA)                                          596,763
         111,000   Mazda Motor Corporation (JA)                                              417,338
           5,800   Renault SA (FR)                                                           511,703
                                                                                  ------------------
                                                                                           1,525,804
                                                                                  ------------------
BREWERS--1.7%
          23,700   Asahi Breweries Limited (JA)                                              282,494
           8,300   InBev NV (BE)                                                             280,952
          11,300   Orkla ASA (NW)                                                            416,770
          24,800   SABMiller PLC (UK)                                                        387,264
                                                                                  ------------------
                                                                                           1,367,480
                                                                                  ------------------
BROADCASTING & CABLE TV--1.2%
           8,700   Gestevision Telecinco SA (SP)                                             203,839
          47,100   Mediaset SPA (IT)                                                         555,191
              95   TV Asahi Corporation (JA)                                                 203,859
                                                                                  ------------------
                                                                                             962,889
                                                                                  ------------------
COMMUNICATIONS EQUIPMENT--1.9%
          18,000   GN Store Nord AS (DE)                                                     203,908
          45,100   Nokia Oyj (FI)                                                            755,942
           2,400   Research In Motion Limited (CA)*                                          176,631
         129,200   Telefonaktiebolaget LM Ericsson (SW)                                      415,126
                                                                                  ------------------
                                                                                           1,551,607
                                                                                  ------------------
COMPUTER & ELECTRONICS RETAIL--0.4%
           5,800   Yamada Denki (JA)                                                         333,640
                                                                                  ------------------
COMPUTER HARDWARE--0.3%
          42,000   NEC Corporation (JA)                                                      227,211
                                                                                  ------------------
COMPUTER STORAGE & PERIPHERALS--0.3%
           8,200   Logitech International SA (SZ)*                                           263,629
                                                                                  ------------------
CONSTRUCTION MATERIALS--0.3%
          22,200   Rinker Group Limited (AU)                                                 236,584
                                                                                  ------------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.9%
          16,800   Volvo AB Class B (SW)                                                     683,880
                                                                                  ------------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
           3,400   Sanyo Shinpan Finance Company Limited (JA)                     $          233,595
                                                                                  ------------------
DISTILLERS & VINTNERS--0.3%
          28,300   Davide Campari - Milano SPA (IT)                                          207,549
                                                                                  ------------------
DIVERSIFIED BANKS--2.9%
           8,736   Alpha Bank AE (GR)                                                        233,016
          98,900   Banca Intesa SPA (IT)                                                     453,027
          34,671   Barclays PLC (UK)                                                         345,095
           6,289   BNP Paribas SA (FR)                                                       431,546
          14,000   HBOS PLC (UK)                                                             215,857
           6,988   Royal Bank of Scotland Group PLC (UK)                                     211,105
           4,600   Societe Generale (FR)                                                     468,462
                                                                                  ------------------
                                                                                           2,358,108
                                                                                  ------------------
DIVERSIFIED CAPITAL MARKETS--1.0%
          15,100   Credit Suisse Group (SZ)                                                  595,634
           2,844   UBS AG (SZ)                                                               221,927
                                                                                  ------------------
                                                                                             817,561
                                                                                  ------------------
DIVERSIFIED CHEMICALS--0.6%
           7,400   BASF AG (GE)                                                              492,557
                                                                                  ------------------
DIVERSIFIED METALS & MINING--1.6%
          49,500   BHP Billiton Limited (AU)                                                 683,889
          33,100   Xstrata PLC (UK)                                                          638,751
                                                                                  ------------------
                                                                                           1,322,640
                                                                                  ------------------
ELECTRIC UTILITIES--0.8%
           5,800   E.ON AG (GE)                                                              517,178
           9,600   Fortum Oyj (FI)                                                           153,939
                                                                                  ------------------
                                                                                             671,117
                                                                                  ------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
          46,100   Sumitomo Electric Industries Limited (JA)                                 472,181
                                                                                  ------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
           4,400   Hoya Corporation (JA)                                                     507,799
           4,400   Kyocera Corporation (JA)                                                  336,417
                                                                                  ------------------
                                                                                             844,216
                                                                                  ------------------
FOOD RETAIL--0.9%
         127,900   Tesco PLC (UK)                                                            730,481
                                                                                  ------------------
FOREST PRODUCTS--0.3%
          20,100   Canfor Corporation (CA)*                                                  241,161
                                                                                  ------------------
HOUSEHOLD PRODUCTS--0.4%
           9,650   Reckitt Benckiser PLC (UK)                                                284,434
                                                                                  ------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.2%
           4,700   Randstad Holding NV (NE)                                                  162,449
                                                                                  ------------------
INDUSTRIAL CONGLOMERATES--0.2%
          23,900   Keppel Corporation Limited (SG)                                           177,205
                                                                                  ------------------

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--2.9%
          76,742   BP PLC (UK)                                                    $          798,909
           6,400   Husky Energy, Inc. (CA)                                                   254,548
          13,900   Repsol YPF SA (SP)                                                        355,953
           4,100   Royal Dutch Petroleum Company (NE)                                        267,941
           2,620   Total SA (FR)                                                             616,079
                                                                                  ------------------
                                                                                           2,293,430
                                                                                  ------------------
INTEGRATED TELECOMMUNICATION SERVICES--1.4%
          50,700   BT Group PLC (UK)                                                         208,941
           9,600   Deutsche Telekom AG (GE)                                                  177,756
           4,600   France Telecom (FR)                                                       134,498
          18,100   TELUS Corporation (CA)                                                    636,130
                                                                                  ------------------
                                                                                           1,157,325
                                                                                  ------------------
LEISURE PRODUCTS--0.2%
           6,400   Sankyo Company Limited (JA)                                               122,910
                                                                                  ------------------
LIFE & HEALTH INSURANCE--0.6%
          84,900   Friends Provident PLC (UK)                                                276,864
         103,600   Old Mutual PLC (UK)                                                       226,468
                                                                                  ------------------
                                                                                             503,332
                                                                                  ------------------
MARINE--0.9%
              51   AP Moller-Maersk AS (DE)                                                  487,040
          35,000   Kawasaki Kisen Kaisha Limited (JA)                                        207,646
                                                                                  ------------------
                                                                                             694,686
                                                                                  ------------------
MOVIES & ENTERTAINMENT--0.7%
          18,600   Vivendi Universal SA (FR)                                                 586,610
                                                                                  ------------------
MULTI-LINE INSURANCE--0.8%
          16,800   Aviva PLC (UK)                                                            187,235
           4,900   Baloise Holding Limited (SZ)                                              244,713
           1,200   Zurich Financial Services AG (SZ)                                         206,758
                                                                                  ------------------
                                                                                             638,706
                                                                                  ------------------
MULTI-UTILITIES--0.3%
           9,200   Suez SA (FR)                                                              249,735
                                                                                  ------------------
OFFICE ELECTRONICS--0.9%
          14,000   Canon, Inc. (JA)                                                          737,174
                                                                                  ------------------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
          13,300   Eni SPA (IT)                                                              343,003
           2,600   Norsk Hydro ASA (NW)                                                      238,740
         161,900   Oil Search Limited (AU)                                                   378,346
                                                                                  ------------------
                                                                                             960,089
                                                                                  ------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
          27,900   ING Groep NV (NE)                                                         789,087
           7,900   Sun Life Financial, Inc. (CA)                                             266,106
                                                                                  ------------------
                                                                                           1,055,193
                                                                                  ------------------

   SEE NOTES TO STATEMENT OF INVESTMENTS.

SHARES                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.9%
          20,000   AstraZeneca Group PLC (UK)                                     $          828,167
          12,200   Eisai Company Limited (JA)                                                410,297
           5,400   Merck KGaA (GE)                                                           435,241
          12,788   Novartis AG (SZ)                                                          609,214
           8,500   Novo Nordisk AS Class B (DE)                                              432,786
           8,000   Ono Pharmaceuticals Company Limited (JA)                                  379,407
           8,400   Sanofi-Aventis (FR)                                                       690,258
          29,700   Shire Pharmaceuticals Group PLC (UK)                                      325,684
          12,900   Takeda Pharmaceuticals Company Limited (JA)                               639,708
                                                                                  ------------------
                                                                                           4,750,762
                                                                                  ------------------
PRECIOUS METALS & MINERALS--0.3%
          12,400   ThyssenKrupp AG (GE)                                                      215,946
                                                                                  ------------------
SEMICONDUCTORS--0.3%
           5,900   Marvell Technology Group Limited (BD)*                                    224,436
                                                                                  ------------------
SOFT DRINKS--0.5%
          14,700   Coca-Cola Hellenic Bottling Company SA (GR)                               399,211
                                                                                  ------------------
STEEL--0.8%
          32,400   Bluescope Steel Limited (AU)                                              202,978
          16,300   JFE Holdings, Inc. (JA)                                                   402,687
                                                                                  ------------------
                                                                                             605,665
                                                                                  ------------------
TIRES & RUBBER--1.1%
           8,900   Continental AG (GE)                                                       641,946
          20,000   Sumitomo Rubber Industries Limited (JA)                                   204,129
                                                                                  ------------------
                                                                                             846,075
                                                                                  ------------------
TOBACCO--0.4%
          17,600   British American Tobacco PLC (UK)                                         339,323
                                                                                  ------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
          51,000   Mitsubishi Corporation (JA)                                               693,427
          31,000   Mitsui & Company Limited (JA)                                             293,481
                                                                                  ------------------
                                                                                             986,908
                                                                                  ------------------
WIRELESS TELECOMMUNICATION SERVICES--3.3%
           9,900   Bouygues SA (FR)                                                          410,473
         153,600   China Mobile (Hong Kong) Limited (HK)                                     572,220
          89,700   O2 PLC (UK)*                                                              218,986
         596,575   Vodafone Group PLC (UK)                                                 1,453,757
                                                                                  ------------------
                                                                                           2,655,436
                                                                                  ------------------
TOTAL COMMON STOCKS (FOREIGN)
(COST--$30,412,431)                                                                       37,983,074
                                                                                  ------------------

PRINCIPAL AMOUNT                                                                      AMORTIZED COST
----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES--0.8%
HOUSEHOLD APPLIANCES--0.8%
$        600,000   Stanley Works, Inc.
                   3.37% 7/1/05~                                                  $          600,000
                                                                                  ------------------
TOTAL CORPORATE SHORT-TERM NOTES
(AMORTIZED COST--$600,000)                                                                   600,000
                                                                                  ------------------
TOTAL INVESTMENTS--100.2%
(TOTAL COST--$69,258,266)                                                                 80,277,111
                                                                                  ------------------
OTHER ASSETS AND LIABILITIES--(0.2%)                                                        (191,770)
                                                                                  ------------------
NET ASSETS--100.0%                                                                $       80,085,341
                                                                                  ==================

NOTES TO STATEMENT OF INVESTMENTS
*  NON-INCOME PRODUCING.
~ SECURITY WAS ACQUIRED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933 AND MAY BE DEEMED TO BE RESTRICTED FOR RESALE. THESE SECURITIES AMOUNTED TO $600,000, OR 0.8%, OF THE FUND'S NET ASSETS AS OF JUNE 30, 2005.

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at cost                                           $       69,258,266
                                                                         ------------------
Investment securities, at market                                                 80,277,111
Cash                                                                                261,457
Foreign currency (cost $34,424)                                                      34,374
Receivables:
  Investment securities sold                                                      3,017,028
  Capital shares sold                                                                 5,411
  Dividends and interest                                                             91,957
Other assets                                                                        116,352
                                                                         ------------------
Total Assets                                                                     83,803,690
                                                                         ------------------

LIABILITIES
Payables and other accrued liabilities:
  Investment securities purchased                                                 2,775,320
  Capital shares redeemed                                                           733,660
  Advisory fees                                                                      67,127
  Shareholder servicing fees                                                          7,735
  Accounting fees                                                                     5,330
  Distribution fees                                                                  17,395
  Transfer agency fees                                                                4,661
  Custodian fees                                                                      7,518
  To transfer agent                                                                       7
  Other                                                                              99,596
                                                                         ------------------
Total Liabilities                                                                 3,718,349
                                                                         ------------------
Net Assets                                                               $       80,085,341
                                                                         ==================

COMPOSITION OF NET ASSETS
Capital (par value and paid-in surplus)                                  $      134,119,314
Undistributed net investment income                                                 170,311
Accumulated net realized loss from security transactions                        (65,222,640)
Net unrealized appreciation on investments and foreign
  currency translation                                                           11,018,356
                                                                         ------------------
Total                                                                    $       80,085,341
                                                                         ==================

CLASS A
Net Assets                                                               $          637,682
Shares Outstanding                                                                   50,261
Net Asset Value, Redemption Price Per Share                              $            12.69
Maximum offering price per share (net asset value
  plus sales charge of 5.75% of offering price)                          $            13.46

CLASS B
Net Assets                                                               $        1,793,882
Shares Outstanding                                                                  147,477
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $            12.16

Class C
Net Assets                                                               $          258,689
Shares Outstanding                                                                   21,698
Net Asset Value, Offering and Redemption Price (excluding
  applicable contingent deferred sales charge) Per Share                 $            11.92

Class F
Net Assets                                                               $       54,010,196
Shares Outstanding                                                                4,242,049
Net Asset Value, Offering and Redemption Price Per Share                 $            12.73

Class R
Net Assets                                                               $       23,350,173
Shares Outstanding                                                                1,792,654
Net Asset Value, Offering and Redemption Price Per Share                 $            13.03

Class T
Net Assets                                                               $           34,719
Shares Outstanding                                                                    2,918
Net Asset Value, Redemption Price Per Share                              $            11.90
Maximum offering price per share (net asset value
  plus sales charge of 4.50% of offering price)                          $            12.46

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                $          997,864
Interest                                                                             15,749
Foreign taxes withheld                                                              (93,150)
                                                                         ------------------
Total Investment Income                                                             920,463
                                                                         ------------------
EXPENSES
Advisory fees--Note 2                                                               416,099
Shareholder servicing fees--Note 2                                                   46,071
Accounting fees--Note 2                                                              32,895
Distribution fees--Note 2                                                            78,774
Transfer agency fees--Note 2                                                         41,474
Registration fees                                                                    26,050
Postage and mailing expenses                                                          7,130
Custodian fees and expenses--Note 2                                                  29,024
Printing expenses                                                                    25,324
Legal and audit fees                                                                 14,360
Directors' fees and expenses--Note 2                                                  7,620
Other expenses                                                                       29,278
                                                                         ------------------
  Total Expenses                                                                    754,099
  Earnings Credits                                                                   (2,630)
  Reimbursed/Waived Expenses                                                        (10,918)
  Expense Offset to Broker Commissions                                               (7,605)
                                                                         ------------------
  Net Expenses                                                                      732,946
                                                                         ------------------
Net Investment Income                                                               187,517
                                                                         ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY
TRANSACTIONS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
  Security Transactions                                                           4,987,580
  Foreign Currency Transactions                                                     (11,544)
                                                                         ------------------
Net Realized Gain                                                                 4,976,036
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                                (6,010,944)
                                                                         ------------------
Net Realized and Unrealized Loss                                                 (1,034,908)
                                                                         ------------------
Net Decrease in Net Assets Resulting from Operations                     $         (847,391)
                                                                         ==================

   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    6/30/05               12/31/04
OPERATIONS
Net Investment Income (Loss)                                   $          187,517    $          (42,516)
Net Realized Gain on Security and Foreign
  Currency Transactions                                                 4,976,036            14,019,429
Net Change in Unrealized Appreciation/Depreciation
  of Investments and Foreign Currency Translation                      (6,010,944)           (3,533,551)
                                                               ------------------    ------------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                        (847,391)           10,443,362
                                                               ------------------    ------------------

CAPITAL SHARE TRANSACTIONS
Net Increase (Decrease)--Note 4
  Class A                                                                 122,914              (195,731)
  Class B                                                                (237,845)               21,999
  Class C                                                                 (10,071)              (26,743)
  Class F                                                              (6,412,470)          (16,782,781)
  Class R                                                              (1,119,887)              383,468
  Class T                                                                 (18,089)              (14,130)
                                                               ------------------    ------------------
Net Decrease from Capital Share Transactions                           (7,675,448)          (16,613,918)
                                                               ------------------    ------------------
Net Decrease in Net Assets                                             (8,522,839)           (6,170,556)
                                                               ------------------    ------------------

NET ASSETS
Beginning of period                                            $       88,608,180    $       94,778,736
                                                               ------------------    ------------------
End of period                                                  $       80,085,341    $       88,608,180
                                                               ==================    ==================
Undistributed (Accumulated) Net Investment
  Income (Loss)                                                $          170,311    $          (17,206)

   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.82       $   11.38     $    8.32     $   11.71     $   15.78
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                  0.02(a)        (0.21)        (0.10)        (0.15)        (0.09)
Net realized and unrealized gains
 (losses) on securities                                      (0.15)           1.65          3.16         (3.24)        (3.98)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.13)           1.44          3.06         (3.39)        (4.07)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        12.69       $   12.82     $   11.38     $    8.32     $   11.71
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.01%)         12.65%        36.78%       (28.95%)      (25.79%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $          638       $     519     $     656     $     543     $   1,003
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              1.92%           1.81%         2.03%         2.06%         2.10%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       1.90%           1.81%         2.03%         2.06%         2.09%
Net investment income (loss)                                  0.36%          (0.18%)       (0.55%)       (0.77%)       (0.96%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.95% (2005), 1.83% (2004), 2.04%
     (2003), 2.06% (2002), AND 2.10% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.33       $   11.02     $    8.12     $   11.52     $   15.57
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.03)(a)       (0.09)        (0.16)        (0.14)        (0.15)
Net realized and unrealized gains
 (losses) on securities                                      (0.14)           1.40          3.06         (3.26)        (3.90)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.17)           1.31          2.90         (3.40)        (4.05)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        12.16       $   12.33     $   11.02     $    8.12     $   11.52
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.38%)         11.89%        35.71%       (29.51%)      (26.01%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $        1,794       $   2,061     $   1,821     $   1,459     $   2,089
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              2.66%           2.52%         2.80%         2.71%         2.54%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       2.64%           2.52%         2.80%         2.70%         2.53%
Net investment loss                                          (0.42%)         (0.87%)       (1.30%)       (1.41%)       (1.43%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.69% (2005), 2.54% (2004), 2.82%
     (2003), 2.71% (2002), AND 2.54% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.08       $   10.81     $    7.96     $   11.34     $   15.56
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.02)(a)       (0.20)        (0.20)        (0.30)        (0.30)
Net realized and unrealized gains
 (losses) on securities                                      (0.14)           1.47          3.05         (3.08)        (3.92)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.16)           1.27          2.85         (3.38)        (4.22)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        11.92       $   12.08     $   10.81     $    7.96     $   11.34
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.32%)         11.75%        35.80%       (29.81%)      (27.12%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $          259       $     272     $     271     $     218     $     380
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              2.65%           2.60%         2.82%         3.33%         4.18%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       2.62%           2.59%         2.82%         3.33%         4.17%
Net investment loss                                          (0.39%)         (0.97%)       (1.34%)       (2.05%)       (3.07%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.68% (2005), 2.62% (2004), 2.84%
     (2003), 3.40% (2002), AND 4.18% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                      SIX MONTHS                            YEAR ENDED
                                                    ENDED JUNE 30,                         DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS F SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.86       $   11.41     $    8.33     $   11.72     $   15.69
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                  0.02(a)        (0.21)        (0.13)        (0.13)        (0.14)
Net realized and unrealized gains
 (losses) on securities                                      (0.15)           1.66          3.21         (3.26)        (3.83)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.13)           1.45          3.08         (3.39)        (3.97)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        12.73       $   12.86     $   11.41     $    8.33     $   11.72
                                                    ========================================================================

TOTAL RETURN                                                 (1.01%)         12.71%        36.97%       (28.92%)      (25.30%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $       54,010       $  61,038     $  70,566     $  59,890     $ 101,592
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(c)              1.88%           1.78%         1.97%         1.84%         1.61%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       1.86%           1.77%         1.97%         1.84%         1.60%
Net investment income (loss)                                  0.35%          (0.13%)       (0.47%)       (0.55%)       (0.50%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.91% (2005), 1.80% (2004), 1.98%
     (2003), 1.84% (2002), AND 1.61% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      SIX MONTHS                          YEAR ENDED
                                                    ENDED JUNE 30,                       DECEMBER 31,
                                                         2005             2004          2003          2002          2001
                                                    --------------     --------------------------------------------------
CLASS R SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        13.13     $   11.60    $    8.44     $   11.81     $   15.75
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                  0.05          0.03         0.00(a)      (0.01)        (0.02)
Net realized and unrealized gains
 (losses) on securities                                      (0.15)         1.50         3.16         (3.36)        (3.92)
                                                    ---------------------------------------------------------------------
Total from investment operations                             (0.10)         1.53         3.16         (3.37)        (3.94)
-------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00          0.00         0.00          0.00          0.00
From net realized gains                                       0.00          0.00         0.00          0.00          0.00
                                                    ---------------------------------------------------------------------
Total distributions                                           0.00          0.00         0.00          0.00          0.00
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        13.03     $   13.13    $   11.60     $    8.44     $   11.81
                                                    =====================================================================

TOTAL RETURN                                                 (0.76%)       13.19%       37.44%       (28.54%)      (25.02%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $       23,350     $  24,665    $  21,404     $  14,060     $  19,193
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(b):
Expenses with reimbursements, but no
 earnings credits or brokerage offsets(c)                     1.46%         1.37%        1.51%         1.41%         1.25%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       1.44%         1.37%        1.51%         1.41%         1.24%
Net investment income (loss)                                  0.78%         0.28%       (0.03%)       (0.13%)       (0.14%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                     139%          130%         138%          211%          145%

(a). NET INVESTMENT LOSS FOR THE YEAR ENDED DECEMBER 31, 2003 AGGREGATED LESS THAN $0.01 ON A PER SHARE BASIS.
(b). ANNUALIZED.
(c). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN. HAD THESE FEES NOT BEEN WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 1.49% (2005), 1.39% (2004), 1.53%
     (2003), 1.41% (2002), AND 1.25% (2001).
(d). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                      SIX MONTHS
                                                    ENDED JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                         2005               2004          2003          2002          2001
                                                    --------------       ---------------------------------------------------
CLASS T SHARES
PER SHARE OPERATING DATA

Net Asset Value, beginning of period                $        12.05       $   10.73     $    7.89     $   11.46     $   15.65
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.01)(a)       (0.36)        (0.14)        (0.59)        (0.26)
Net realized and unrealized gains
 (losses) on securities                                      (0.14)           1.68          2.98         (2.98)        (3.93)
                                                    ------------------------------------------------------------------------
Total from investment operations                             (0.15)           1.32          2.84         (3.57)        (4.19)
----------------------------------------------------------------------------------------------------------------------------

Less dividends and distributions:
From net investment income                                    0.00            0.00          0.00          0.00          0.00
From net realized gains                                       0.00            0.00          0.00          0.00          0.00
                                                    ------------------------------------------------------------------------
Total distributions                                           0.00            0.00          0.00          0.00          0.00
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                      $        11.90       $   12.05     $   10.73     $    7.89     $   11.46
                                                    ========================================================================

TOTAL RETURN(b)                                              (1.24%)         12.30%        35.99%       (31.15%)      (26.77%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $           35       $      54     $      61     $      47     $      90
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets(c):
Expenses with reimbursements,
 but no earnings credits or brokerage offsets(d)              2.33%           2.14%         2.54%         4.60%         3.75%
Expenses with reimbursements,
 earnings credits and brokerage offsets                       2.30%           2.14%         2.54%         4.60%         3.74%
Net investment loss                                          (0.20%)         (0.50%)       (1.05%)       (2.88%)       (2.72%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                     139%            130%          138%          211%          145%

(a). COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(b). SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.
(c). ANNUALIZED.
(d). CERTAIN FEES WERE WAIVED BY THE CUSTODIAN OR REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES. HAD THESE FEES NOT BEEN REIMBURSED OR WAIVED, THE EXPENSE RATIOS WOULD HAVE BEEN 2.35% (2005), 2.16% (2004), 2.56%
     (2003), 5.48% (2002), AND 10.02% (2001).
(e). PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dreyfus Founders Funds, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Ten series of shares are currently issued: Balanced, Discovery, Equity Growth, Government Securities, Growth, International Equity, Mid-Cap Growth, Money Market, Passport and Worldwide Growth Funds (the "Funds"). All of the Company's series Funds are diversified portfolios. The following notes pertain to Dreyfus Founders Worldwide Growth Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class F, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B shares redeemed within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class F and Class R shares are sold at net asset value per share (with Class R shares sold only to eligible institutional investors). Other differences between the classes include services offered to and the expenses borne by each Class. The following significant accounting policies have been consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS--A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. Since February 22, 2005, New York closing exchange rates have been used to convert foreign currencies to U.S. dollars. Previously, London closing exchange rates were used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

SECURITY TRANSACTIONS--Security transactions are accounted for as of the date the securities are purchased or sold (trade date). Net realized gains and losses are determined on the basis of identified cost, which is also used for federal income tax purposes.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS--Foreign securities carry more risk than U.S. securities, such as political and currency risks. The Fund normally will invest a large portion of its assets in foreign securities. In the event the Fund executes a foreign security transaction, the Fund may enter into a foreign currency contract to settle the foreign security transaction. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations. Foreign currency held at June 30, 2005 for settling foreign trades is listed on the Statement of Assets and Liabilities.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

FEDERAL INCOME TAXES--No provision has been made for federal income taxes since it is the policy of the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes. The Fund is treated as a separate tax entity for federal income tax purposes.

INVESTMENT INCOME--Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is accrued daily, as earned, and includes the accretion of discounts and the amortization of premiums over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares and distributes dividends (if any) and capital gains (if any) annually. Dividends and distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSES--Each Class of the Fund bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the Class. The type of expense determines the allocation method.

The Company's board of directors has authorized the payment of certain Fund expenses with commissions on Fund portfolio transactions. These commissions reduce Other Expenses and are included in the Expense Offset to Broker Commissions in the Statement of Operations.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INDEMNIFICATIONS--In the normal course of business, the Company enters into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

OTHER--Certain prior year information has been reformatted, without substantive change, to conform with the current period presentation.

2. FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY FEES--Founders Asset Management LLC ("Founders") serves as investment adviser to the Fund. Founders is an indirect wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial services company which provides a comprehensive range of financial products and services in domestic and selected international markets.

In accordance with an investment advisory agreement between the Company and Founders, the Fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the Fund's net assets. The fee is 1.00% of the first $250 million of net assets, 0.80% of the next $250 million of net assets, and 0.70% of net assets in excess of $500 million.

SHAREHOLDER SERVICING AND TRANSFER AGENCY FEES FOR CLASS F SHARES--The Company has a shareholder services agreement with Dreyfus Service Corporation ("DSC"), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation ("Dreyfus", an affiliate of Founders), whereby the Funds have agreed to compensate DSC for providing certain shareholder servicing functions to holders of Class F shares. The Fund paid DSC a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the six months ended June 30, 2005, Class F shares were charged $42,640 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the Fund's share classes. With the exception of out-of-pocket charges, the fees charged by DTI with respect to the Fund's Class F shares are paid by DSC. The out-of-pocket charges from DTI are paid by the Fund. During the six months ended June 30, 2005, Class F shares were charged $16,732 for out-of-pocket transfer agent charges.

TRANSFER AGENCY FEES FOR CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES--The fees charged by DTI with respect to the Fund's Class A, B, C, R and T shares are paid by the Fund. The Fund paid DTI a monthly fee ranging, on an annual basis, from $12.58 to $13.00, per shareholder account considered to be an open account at any time during a given month, plus out-of-pocket charges. Class-specific transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the six months ended June 30, 2005 were as follows:

                                 TRANSFER
                               AGENCY FEES
       -----------------------------------
       Class A                   $   713
       Class B                   $ 2,129
       Class C                   $   287
       Class R                   $ 3,780
       Class T                   $    89

Certain as-of shareholder transactions may result in gains or losses to the Fund. Depending on the circumstances, these gains may be payable to, or reimbursable from, the transfer agent; such gains and losses are presented on the Statement of Assets and Liabilities.

CASH MANAGEMENT FEES--The Funds also pay Mellon Bank N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Founders, fees for certain cash management services. These include various services related to the processing of shareholder transactions in the Funds. During the six months ended June 30, 2005, the Fund was charged $1,056 for cash management fees, which are included in the out-of-pocket transfer agency charges above.

OTHER TRANSFER AGENCY FEES--Various broker-dealers, retirement plan administrators and other entities have established omnibus accounts with the Fund, and provide sub-transfer agency, recordkeeping or similar services to persons holding Fund shares through those accounts. During the six months ended June 30, 2005, the Fund paid $17,744 to these entities for such services. This amount is included in the transfer agency fees shown on the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS--DSC also is the distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class F shares. Under the plan, the Fund is authorized to reimburse DSC for expenses paid for distributing or servicing its Class F shares at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class F shares. During the six months ended
June 30, 2005, Class F shares were charged $70,833 pursuant to this Distribution Plan.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to its Class B, Class C and Class T shares. Under this plan, the Fund pays DSC a fee for distributing its Class B and C shares at the annual rate of 0.75% of the value of the average daily net assets of its Class B and C shares, respectively, and pays DSC a fee for distributing its Class T shares at the annual rate of 0.25% of the average daily net assets of its Class T shares.

In addition, the Fund has adopted a Shareholder Services Plan applicable to its Class A, Class B, Class C and Class T shares. Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay DSC an annual fee of 0.25% of the value of their average daily net assets for the provision of certain services.

Distribution and shareholder servicing fees paid to DSC by the Fund's Class A, B, C and T shares for the six months ended June 30, 2005, were as follows:

                                      DISTRIBUTION      SHAREHOLDER
                                          FEES        SERVICING FEES
       -------------------------------------------------------------
       Class A                              N/A           $   748
       Class B                          $ 6,895           $ 2,298
       Class C                          $   992           $   331
       Class T                          $    54           $    54

During the six months ended June 30, 2005, DSC retained $48 in sales commissions from the sales of Class A shares. DSC also retained $2,426 and $1 of contingent deferred sales charges relating to redemptions of Class B shares and Class C shares, respectively.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES FEES--The Funds have agreed to compensate Founders for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

         ON ASSETS IN         BUT NOT          DOMESTIC        FOREIGN
           EXCESS OF         EXCEEDING            FEE            FEE
         -------------------------------------------------------------
              $0           $500 million         0.06%           0.10%
         $500 million       $1 billion          0.04%          0.065%
          $1 billion                            0.02%           0.02%

Founders has contractually agreed in writing to waive any fees received for these services to the extent they exceed Founders' costs in providing the services.

CUSTODIAN FEES--Mellon Bank serves as custodian for the Fund. The fees for the custody services are subject to reduction by credits earned on the cash balances of the Fund held by the custodian. The Fund could have employed these assets elsewhere to produce income had it not entered into this arrangement. The custodian has contractually agreed in writing to a fee waiver for the Funds during the time periods and in the amounts set forth below:

         TIME PERIOD       AMOUNT OF WAIVER
       ------------------------------------
       9/1/04 to 8/31/05      $ 200,000
       9/1/05 to 8/31/06      $ 200,000

The fee waiver is allocated among the Funds in proportion to their respective shares of the total custodian fee. For the six months ended June 30, 2005, the Fund's portion of the fee waiver was $10,918, which reduced the amount paid to Mellon Bank to $18,106.

DIRECTORS COMPENSATION--The Company's board of directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Funds. The amount paid to the director under the plan will be determined based upon the performance of the selected Funds. The current value of these amounts is included in Other Assets and Other Liabilities on the Statement of Assets and Liabilities. Deferral of directors' fees under the plan does not affect the net assets of the Fund.

Certain officers of the Company are also officers and/or directors of Founders, which pays their compensation. The affairs of the Fund, including services provided by Founders, are subject to the supervision and general oversight of the Company's board of directors.

3. FEDERAL TAX INFORMATION

Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sale losses, foreign currency transactions, net operating losses and capital loss carryovers.

The tax components of capital represent distribution requirements the Fund must satisfy under the income tax regulations and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years. Accumulated capital losses and post-October 31 capital losses noted below, if any, as of December 31, 2004, represent capital loss carryovers that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Post-October 31 foreign currency losses noted below, if any, may be used to offset future net investment income and thereby reduce future ordinary income distributions. Accumulated capital losses as of December 31, 2004 were:

       EXPIRATION                            AMOUNT
       ----------------------------------------------
          2009                           $ 44,574,793
          2010                           $ 22,200,649
          2011                           $  3,142,525
                                         ------------
                                         $ 69,917,967
                                         ============

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 are noted below. Unrealized appreciation/depreciation in the table below excludes appreciation/depreciation on foreign currency translation, if any. The primary difference between book and tax appreciation or depreciation is wash sale loss deferrals.

       Federal Tax Cost                                            $ 69,622,674
       Gross Tax Appreciation of Investments                       $ 11,386,581
       Gross Tax Depreciation of Investments                       $   (732,144)
       Net Tax Appreciation                                        $ 10,654,437

4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue 450 million shares of $0.01 par value capital stock. Transactions in shares of the Fund for the periods indicated were as follows:

                                 SIX MONTHS ENDED                     YEAR ENDED
                                     6/30/05                           12/31/04
                             SHARES            AMOUNT           SHARES           AMOUNT
CLASS A
Sold                             12,734    $     160,031           14,460    $     169,930
Redeemed                         (2,925)   $     (37,117)         (31,674)   $    (365,661)
                          ----------------------------------------------------------------
Net Increase (Decrease)           9,809    $     122,914          (17,214)   $    (195,731)
                          ================================================================

CLASS B
Sold                              6,161    $      74,891           31,752    $     357,137
Redeemed                        (25,749)   $    (312,736)         (29,868)   $    (335,138)
                          ----------------------------------------------------------------
Net Increase (Decrease)         (19,588)   $    (237,845)           1,884    $      21,999
                          ================================================================

CLASS C
Sold                              1,174    $      13,988            8,384    $      94,894
Redeemed                         (2,025)   $     (24,059)         (10,901)   $    (121,637)
                          ----------------------------------------------------------------
Net Decrease                       (851)   $     (10,071)          (2,517)   $     (26,743)
                          ================================================================

CLASS F
Sold                            140,793    $   1,789,634          837,712    $   9,854,038
Redeemed                       (644,810)   $  (8,202,104)      (2,275,773)   $ (26,636,819)
                          ----------------------------------------------------------------
Net Decrease                   (504,017)   $  (6,412,470)      (1,438,061)   $ (16,782,781)
                          ================================================================

CLASS R
Sold                             94,405    $   1,223,126          209,694    $   2,478,822
Redeemed                       (180,172)   $  (2,343,013)        (175,936)   $  (2,095,354)
                          ----------------------------------------------------------------
Net Increase (Decrease)         (85,767)   $  (1,119,887)          33,758    $     383,468
                          ================================================================

CLASS T
Sold                                  0    $           0            1,421    $      15,509
Redeemed                         (1,530)   $     (18,089)          (2,672)   $     (29,639)
                          ----------------------------------------------------------------
Net Decrease                     (1,530)   $     (18,089)          (1,251)   $     (14,130)
                          ================================================================

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $55,030,641 and $61,397,510, respectively.

6. LINE OF CREDIT

The Company has a line of credit arrangement ("LOC") with State Street Bank and Trust Company, to be used for temporary or emergency purposes, primarily for financing redemption payments. Each Fund's borrowings are limited to the lesser of (a) $50 million, or (b) the lesser of 25% of the Fund's total net assets or the maximum amount which the Fund is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings are subject to the $50 million cap on the total LOC. Each Fund agrees to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. At June 30, 2005, the Fund did not have any borrowings under the LOC.

7. LEGAL MATTERS

In early 2004, two purported class and derivative actions were filed against Mellon Financial Corporation, Mellon Bank, Founders, Dreyfus, and certain directors of the Dreyfus Founders Funds and the Dreyfus Funds (together, the "Defendant Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Defendant Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Defendant Funds. The Amended Complaint in the newly styled IN RE DREYFUS MUTUAL FUNDS FEE LITIGATION also named DSC, Premier Mutual Fund Services, Inc. and two additional directors of the Defendant Funds as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Defendant Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Defendant Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Defendant Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Defendant Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Defendant Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Defendant Funds. Founders, Dreyfus and the Defendant Funds believe the allegations to be totally without merit and intend to defend the action vigorously. The defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Founders' ability to perform its contract with the Funds.

                       This page intentionally left blank.

FOR MORE INFORMATION
-------------------------------------------------------------------------------


DREYFUS FOUNDERS                        TRANSFER AGENT &
WORLDWIDE GROWTH FUND                   DIVIDEND DISBURSING AGENT

MANAGER                                 Dreyfus Transfer, Inc.
                                        200 Park Avenue
Founders Asset                          New York, NY  10166
Management LLC
210 University Boulevard                DISTRIBUTOR
Suite 800
Denver, CO  80206                       Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY  10166




-------------------------------------------------------------------------------

TELEPHONE  Call your financial representative or 1-800-554-4611

MAIL  Dreyfus Founders Funds, Inc.
      144 Glenn Curtiss Boulevard, Uniondale, NY  11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.




THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

Dreyfus Founders Funds are managed by Founders Asset Management LLC. Founders and Founders Funds are registered trademarks of Founders
Asset Management LLC.

                                                            [LION GRAPHIC]

(C)2005 Founders Asset Management LLC                         0351SA0605

ITEM 2. CODE OF ETHICS

          Not applicable to semiannual reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

          Not applicable to semiannual reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not applicable to semiannual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

          SCHEDULE I - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
        FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

          Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          No material changes have been made to the procedures by which shareholders may recommend nominees to the board of directors of the Dreyfus Founders Funds (the "Funds"), where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

ITEM 11. CONTROLS AND PROCEDURES

          (a) Based on an evaluation of the Funds' Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Funds' Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Funds in the report is recorded, processed, summarized, and reported within required time periods, and to ensure that information required to be disclosed in the report is accumulated and communicated to the Funds' management, including the Funds' PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

          (b) During the quarter ended June 30, 2005, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 12. EXHIBITS

     (a)(1) Not applicable to semiannual reports

     (a)(2) Attached hereto as Exhibit EX-99.CERT

     (a)(3) Not applicable

     (b)  Attached hereto as Exhibit EX-99.906CERT

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:   /s/ Richard W. Sabo
      -------------------
      Richard W. Sabo, President

Date:  August 30, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Richard W. Sabo
      -------------------
      Richard W. Sabo, Principal Executive Officer

Date:  August 30, 2005



By:   /s/ Robert T. Kelly
      -------------------
      Robert T. Kelly, Principal Financial Officer

Date:  August 30, 2005